UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Thomas R. Rus

MTB Investment Advisors, Inc.

100 East Pratt St., 15th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30

Date of Reporting Period: May 1, 2009 - October 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT(S) TO STOCKHOLDERS.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Managed by MTB Investment Advisors, Inc.

PRESIDENT’S MESSAGE AND

SEMI-ANNUAL REPORT — OCTOBER 31, 2009

MTB Group of Funds

Short Duration Government
Bond Fund

Short-Term Corporate Bond Fund

U.S. Government Bond Fund

New York Municipal Bond Fund

Pennsylvania Municipal Bond Fund

Maryland Municipal Bond Fund

Virginia Municipal Bond Fund

Intermediate-Term Bond Fund

Income Fund

Managed Allocation Fund – Conservative Growth Managed Allocation Fund – Moderate Growth Managed Allocation Fund – Aggressive Growth Balanced Fund Large Cap Value Fund	Large Cap Growth Fund Multi Cap Growth Fund Mid Cap Growth Fund Small Cap Growth Fund International Equity Fund

i

Dear Investor:

I am pleased to enclose the Semi-Annual Report of the MTB Group of Funds (the “Trust”). This report covers the first half of the Trust’s fiscal year, which is the 6-month reporting period from May 1, 2009 through October 31, 2009. Inside, you will find a complete listing of the Trust’s holdings and financial statements.

The Economy and Financial Markets in Review

MTB Investments Advisors, Inc., the advisor to the Trust, has provided the following review of the economy, bond and stock markets over the 6-month reporting period:

The Economy

The recession has ended. At least that’s what pundits, economists, and even the Federal Reserve announced when the third quarter 2009 estimated Gross Domestic Product (“GDP”) came in at a positive 3.5% as reported by the Commerce Department at the end of October. This estimate will be revised over the next two months, but is still expected to show the best growth since the second quarter 2008. Whether the recession has ended will not be determined until the National Bureau of Economic Research makes the official call – which may take two or three more quarters.

Consumer spending (especially for autos) and housing were major contributors to the expansion, and this spending has been based on government spending – which will eventually phase out. “Cash for Clunkers”, a major factor in auto sales, has now ended. According to Christina Romer, president of the White House Council of Economic Advisors, “real GDP would have risen little, if at all, this past quarter without the government stimulus programs”.

The Labor Department reported an unemployment rate of 10.2% in October – the highest rate since April 1983. A sub-report in the employment data is the U-6. This data includes part-time workers who want full-time jobs, and those who have given up looking for work. This rate was 17.5% in October, the highest since records started in 1994. Total nonfarm payroll employment declined by 190,000 in October. Since December 2007, payroll employment has fallen by 7.3 million. Unemployment is a lagging indicator, and will remain weak as the economy recovers. We continue to maintain that job recovery will come in 2010, but it could be later in the year.

The housing industry is beginning to show signs of stabilization. New home sales were at a level of 430,000 units in October, and existing home sales increased to an annual rate of 6.1 million units. These sales’ rates are 5.1% higher than those of October 2008. As we noted, realtors have given credit for the housing increases to the stimulus package that provides credits for first-time homebuyers.

In October, inflation, as reported in the Consumer Price Index (“CPI”), decreased 0.2% over the last 12 months, due to the decline in energy prices. However, the closely watched “core” rate (excludes food and fuel) was up 1.7%, over the last 12 months. Some economists were concerned about the negative figure in the reported CPI, and the “deflation” word appeared. We do not see a period of deflation, and we continue to share the concern of many economists that the budget deficit could lead to inflation in future years.

We continue to see a year-end recovery in the economy, but signs indicate a tepid “U” shape formation through the early months of 2010. The consumer is down; however, we would not count the consumer out. Interest rates are low, and inventories need to be replenished. This leads to our outlook for a slow, but positive, economic recovery.

The Bond Markets

The bond market has produced solid returns over the last six months as the corporate and municipal bond markets rally. Yields in the treasury market peaked in June and have modestly declined since then. The Federal Reserve continues to keep short term rates near zero percent, a condition which we believe will persist well into 2010.

The corporate bond market continued to benefit from an economy that appears to have stabilized and an unwinding of the “flight to quality” trades of last year. In fact, corporate risk premiums are back to pre-Lehman bankruptcy levels. Mortgage-backed securities have also performed strongly, the beneficiary of substantial purchases by the Federal Reserve.

Municipal bond returns have also been strong, spurred by and increased appetite for risk, as well as reduced tax-exempt supply. “Build America” bonds are taxable municipals which have been issued in impressive amounts year-to-date. However, this issuance has left less tax-exempt supply in the municipal market.

October 31, 2009  /  PRESIDENT’S MESSAGE

ii

We continue to believe corporate, mortgaged-backed, agency, and municipal bonds will outperform the treasury market. However, given the outperformance of these sectors to-date, our conviction is less enthusiastic than it was six months ago. We continue to advocate an average maturity close to that of our benchmarks, believing that inflation and rate hikes are not in our immediate future.

For the 6-month reporting period May 1, 2009 through October 31, 2009, certain Barclays Capital indices performed as follows1:

Barclays Capital U.S. Aggregate Bond Index[2]	Barclays Capital U.S. Treasury Bond Index[3]	Barclays Capital U.S. Mortgage- Backed Securities Index[4]	Barclays Capital U.S. Credit Bond Index[5]	Barclays Capital Municipal Bond Index[6]
5.61%	0.81%	3.47%	14.45%	4.99%

The Stock Markets

A sustainable global rally in stocks will need to be fueled by the stabilization in global credit markets and the U.S. economy. Surely the past can provide us with some clues as to how the next few years might unfold. We need to look at many different periods of time to build patterns and we also need to recognize that history does not repeat itself perfectly. During periods where our economy needs to respond to an exogenous shock, we tend to interpret this negatively and label it declinism. If history is any guide, we should take solace in the fact that the U.S. economy has proven that it has the ability to adjust and reinvent itself, a unique trait in modern history. For example, with the launch of the Sputnik satellite the U.S.S.R., Union of Soviet Socialist Republics, won the first round of the space race. How soon we forget the response we had to this achievement which forced the U.S. to place a new priority on research science. One of the offshoots of this refocus was the development of microelectronics, which helped the United States become innovators in computers and the Internet.

The global economy will continue to evolve, as it has throughout time. The U.S. and Chinese economies are entering into adjustment periods. The U.S. economy needs to consume less and produce more, while the Chinese economy will need to do the exact opposite. After a period of growth generated by inventory rebuilding and upgrading the world’s infrastructure, because of the globalization of health care along with the evolution of our health care industry, health care may take a lead role in the market as it did in the early 1990s. To be sure, the adjustment process will take time. However, investors may be too hasty and assume that stock markets only go down when these adjustment periods are upon us. If history is any guide, the opposite is true.

For the 6-month reporting period May 1, 2009 through October 31, 2009, certain stock market indices performed as follows:

S&P 500 Index[7]	Dow Jones Industrial Average[8]	NASDAQ Composite Index[9]
20.02%	20.70%	19.61%

The Trust, with assets of $7.9 billion as of October 31, 2009, gives investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income10, stay ahead of inflation, or keep your cash working, one or more of the Trust’s funds can provide you with the diversification, flexibility and professional management you need.11

Sincerely,

Timothy L. Brenner

President

December 4, 2009

PRESIDENT’S MESSAGE  /  October 31, 2009

iii

For more complete information, please download the Trust’s prospectus available on www.mtbfunds.com or call 1-800-836-2211 for a copy. You should consider the funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Trust’s prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment.

1	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

2	Barclays Capital U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

3	Barclays Capital U. S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4	Barclays Capital Mortgage-Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.

5	Barclays Capital U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6	Barclays Capital Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. Indexes are unmanaged and investments cannot be made directly in an index.

7	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

8	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.

9	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.

10	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.

11	Diversification does not assure a profit nor protect against loss.

October 31, 2009  /  PRESIDENT’S MESSAGE

Managed by MTB Investment Advisors, Inc.

SEMI-ANNUAL REPORT: October 31, 2009

MTB Group of Funds

Short Duration Government
Bond Fund

Short-Term Corporate Bond Fund

U.S. Government Bond Fund

New York Municipal Bond Fund

Pennsylvania Municipal Bond Fund

Maryland Municipal Bond Fund

Virginia Municipal Bond Fund

Intermediate-Term Bond Fund

Income Fund

Managed Allocation Fund – Conservative Growth Managed Allocation Fund – Moderate Growth Managed Allocation Fund – Aggressive Growth Balanced Fund Large Cap Value Fund	Large Cap Growth Fund Multi Cap Growth Fund Mid Cap Growth Fund Small Cap Growth Fund International Equity Fund

1

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

Actual Expenses

This section of the following tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)
MTB SHORT DURATION GOVERNMENT BOND FUND
Actual
Class A Shares	$1,000.00	$1,019.50	$4.07	0.80%
Class B Shares	$1,000.00	$1,016.00	$8.38	1.65%
Institutional I Shares	$1,000.00	$1,020.20	$3.31	0.65%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,021.17	$4.08	0.80%
Class B Shares	$1,000.00	$1,016.89	$8.39	1.65%
Institutional I Shares	$1,000.00	$1,021.93	$3.31	0.65%

MTB SHORT-TERM CORPORATE BOND FUND
Actual
Class A Shares	$1,000.00	$1,037.40	$4.52	0.88%
Class B Shares	$1,000.00	$1,033.00	$8.86	1.73%
Institutional I Shares	$1,000.00	$1,038.30	$3.75	0.73%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,020.77	$4.48	0.88%
Class B Shares	$1,000.00	$1,016.48	$8.79	1.73%
Institutional I Shares	$1,000.00	$1,021.53	$3.72	0.73%

MTB U.S. GOVERNMENT BOND FUND
Actual
Class A Shares	$1,000.00	$1,044.60	$5.00	0.97%
Class B Shares	$1,000.00	$1,040.80	$9.36	1.82%
Institutional I Shares	$1,000.00	$1,046.10	$4.23	0.82%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,020.32	$4.94	0.97%
Class B Shares	$1,000.00	$1,016.03	$9.25	1.82%
Institutional I Shares	$1,000.00	$1,021.07	$4.18	0.82%

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

2

	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)
MTB NEW YORK MUNICIPAL BOND FUND
Actual
Class A Shares	$1,000.00	$1,040.80	$4.06	0.79%
Class B Shares	$1,000.00	$1,035.60	$8.47	1.65%
Institutional I Shares	$1,000.00	$1,041.50	$3.34	0.65%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,021.22	$4.02	0.79%
Class B Shares	$1,000.00	$1,016.89	$8.39	1.65%
Institutional I Shares	$1,000.00	$1,021.93	$3.31	0.65%

MTB PENNSYLVANIA MUNICIPAL BOND FUND
Actual
Class A Shares	$1,000.00	$1,037.90	$4.88	0.95%
Class B Shares	$1,000.00	$1,033.30	$9.33	1.82%
Institutional I Shares	$1,000.00	$1,038.40	$4.37	0.85%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,020.42	$4.84	0.95%
Class B Shares	$1,000.00	$1,016.03	$9.25	1.82%
Institutional I Shares	$1,000.00	$1,020.92	$4.33	0.85%

MTB MARYLAND MUNICIPAL BOND FUND
Actual
Class A Shares	$1,000.00	$1,066.30	$4.11	0.79%
Class B Shares	$1,000.00	$1,061.30	$8.83	1.70%
Institutional I Shares	$1,000.00	$1,066.80	$3.65	0.70%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,021.22	$4.02	0.79%
Class B Shares	$1,000.00	$1,016.64	$8.64	1.70%
Institutional I Shares	$1,000.00	$1,021.68	$3.57	0.70%

MTB VIRGINIA MUNICIPAL BOND FUND
Actual
Class A Shares	$1,000.00	$1,025.20	$4.19	0.82%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,021.07	$4.18	0.82%

MTB INTERMEDIATE-TERM BOND FUND
Actual
Class A Shares	$1,000.00	$1,074.80	$4.08	0.78%
Class B Shares	$1,000.00	$1,071.20	$8.51	1.63%
Institutional I Shares	$1,000.00	$1,075.60	$3.30	0.63%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,021.27	$3.97	0.78%
Class B Shares	$1,000.00	$1,016.99	$8.29	1.63%
Institutional I Shares	$1,000.00	$1,022.03	$3.21	0.63%

MTB INCOME FUND
Actual
Class A Shares	$1,000.00	$1,089.20	$4.11	0.78%
Class B Shares	$1,000.00	$1,084.70	$8.56	1.63%
Institutional I Shares	$1,000.00	$1,091.30	$3.37	0.64%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,021.27	$3.97	0.78%
Class B Shares	$1,000.00	$1,016.99	$8.29	1.63%
Institutional I Shares	$1,000.00	$1,021.98	$3.26	0.64%

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

3

	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)
MTB MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH
Actual
Class A Shares	$1,000.00	$1,136.30	$5.28	0.98%
Class B Shares	$1,000.00	$1,132.30	$8.28	1.54%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,020.27	$4.99	0.98%
Class B Shares	$1,000.00	$1,017.44	$7.83	1.54%

MTB MANAGED ALLOCATION FUND – MODERATE GROWTH
Actual
Class A Shares	$1,000.00	$1,175.60	$4.88	0.89%
Class B Shares	$1,000.00	$1,169.70	$9.30	1.70%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,020.72	$4.53	0.89%
Class B Shares	$1,000.00	$1,016.64	$8.64	1.70%

MTB MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH
Actual
Class A Shares	$1,000.00	$1,219.30	$5.31	0.95%
Class B Shares	$1,000.00	$1,216.20	$8.49	1.52%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,020.42	$4.84	0.95%
Class B Shares	$1,000.00	$1,017.54	$7.73	1.52%

MTB BALANCED FUND
Actual
Class A Shares	$1,000.00	$1,140.70	$5.88	1.09%
Class B Shares	$1,000.00	$1,136.60	$9.91	1.84%
Institutional I Shares	$1,000.00	$1,142.50	$4.64	0.86%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,019.71	$5.55	1.09%
Class B Shares	$1,000.00	$1,015.93	$9.35	1.84%
Institutional I Shares	$1,000.00	$1,020.87	$4.38	0.86%

MTB LARGE CAP VALUE FUND
Actual
Class A Shares	$1,000.00	$1,247.30	$6.29	1.11%
Class B Shares	$1,000.00	$1,242.00	$10.57	1.87%
Institutional I Shares	$1,000.00	$1,247.50	$5.55	0.98%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,019.61	$5.65	1.11%
Class B Shares	$1,000.00	$1,015.78	$9.50	1.87%
Institutional I Shares	$1,000.00	$1,020.27	$4.99	0.98%

MTB LARGE CAP GROWTH FUND
Actual
Class A Shares	$1,000.00	$1,191.40	$6.96	1.26%
Class B Shares	$1,000.00	$1,187.00	$11.08	2.01%
Institutional I Shares	$1,000.00	$1,193.10	$6.14	1.11%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,018.85	$6.41	1.26%
Class B Shares	$1,000.00	$1,015.07	$10.21	2.01%
Institutional I Shares	$1,000.00	$1,019.61	$5.65	1.11%

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

4

	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)
MTB MULTI CAP GROWTH FUND
Actual
Class A Shares	$1,000.00	$1,188.30	$6.56	1.19%
Class B Shares	$1,000.00	$1,183.50	$10.62	1.93%
Institutional I Shares	$1,000.00	$1,189.00	$5.35	0.97%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,019.21	$6.06	1.19%
Class B Shares	$1,000.00	$1,015.48	$9.80	1.93%
Institutional I Shares	$1,000.00	$1,020.32	$4.94	0.97%

MTB MID CAP GROWTH FUND
Actual
Class A Shares	$1,000.00	$1,211.50	$6.08	1.09%
Class B Shares	$1,000.00	$1,206.00	$10.23	1.84%
Institutional I Shares	$1,000.00	$1,210.80	$5.29	0.95%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,019.71	$5.55	1.09%
Class B Shares	$1,000.00	$1,015.93	$9.35	1.84%
Institutional I Shares	$1,000.00	$1,020.42	$4.84	0.95%

MTB SMALL CAP GROWTH FUND
Actual
Class A Shares	$1,000.00	$1,114.10	$6.82	1.28%
Class B Shares	$1,000.00	$1,110.50	$10.91	2.05%
Class C Shares	$1,000.00	$1,116.50	$5.49	1.03%
Institutional I Shares	$1,000.00	$1,115.00	$6.24	1.17%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,018.75	$6.51	1.28%
Class B Shares	$1,000.00	$1,014.87	$10.41	2.05%
Class C Shares	$1,000.00	$1,020.01	$5.24	1.03%
Institutional I Shares	$1,000.00	$1,019.31	$5.96	1.17%

MTB INTERNATIONAL EQUITY FUND
Actual
Class A Shares	$1,000.00	$1,296.50	$8.16	1.41%
Class B Shares	$1,000.00	$1,290.50	$12.70	2.20%
Institutional I Shares	$1,000.00	$1,297.30	$7.59	1.31%
Hypothetical (assuming a 5% return before expense)
Class A Shares	$1,000.00	$1,018.10	$7.17	1.41%
Class B Shares	$1,000.00	$1,014.12	$11.17	2.20%
Institutional I Shares	$1,000.00	$1,018.60	$6.67	1.31%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying fund(s) it invests in.

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

5

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Short Duration Government Bond Fund

At October 31, 2009, the Fund’s portfolio composition was as follows:

Sector Classification	Percentage of Total Net Assets
Collateralized Mortgage Obligations	63.7%
Corporate Bonds	14.2%
U.S. Treasury	11.1%
Government Agencies	9.8%
Mortgage-Backed Securities	0.2%
Cash Equivalents[1]	0.8%
Other Assets and Liabilities – Net[2]	0.2%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

PORTFOLIO OF INVESTMENTS

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	92.7%
AA	6.3%
Not rated	0.8%
Other Assets and Liabilities – Net[2]	0.2%

TOTAL	100.0%

Description	Par Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 63.7%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 33.9%
Series 2003-2580, Class JB, 4.00%, 12/15/16	$2,018,473	$2,052,245
Series 2003-2617, Class GB, 4.00%, 6/15/16	875,119	896,299
Series 2003-2617, Class GW, 3.50%, 6/15/16	10,862	10,867
Series 2003-2640, Class TL, 4.00%, 11/15/26	1,568,043	1,593,809
Series 2004-2765, Class JH, 3.00%, 5/15/19	305,608	309,635
Series 2004-2866, Class WN, 4.50%, 1/15/24	795,620	798,871
Series 2005-3026, Class PE, 4.50%, 8/15/23	2,081,109	2,094,979
Series 2005-3062, Class LU, 5.50%, 10/15/16	5,802,317	6,247,505
Series 2005-3074, Class BG, 5.00%, 9/15/33	4,887,907	5,103,869
Series 2005-3081, Class CB, 5.00%, 5/15/21	5,000,000	5,128,019
Series 2006-3196, Class PA, 5.25%, 8/15/11	4,652,475	4,779,005
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$29,015,103

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 9.6%
Series 1992-43, Class E, 7.50%, 4/25/22	22,163	22,517
Series 2002-94, Class MC, 5.00%, 8/25/15	481,096	487,698
Series 2004-55, Class LA, 4.50%, 6/25/21	7,110,675	7,172,457
Series 2004-70, Class BC, 4.50%, 1/25/16	501,285	505,195
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$8,187,867

Description	Par Value	Value

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 20.2%
Series 2003-10, Class PV, 5.50%, 1/20/14	$5,472,022	$5,783,795
Series 2004-65, Class PA, 4.50%, 9/20/32	1,533,966	1,565,715
Series 2005-20, Class VA, 5.00%, 6/16/16	4,569,425	4,854,648
Series 2005-44, Class PC, 5.00%, 12/20/33	4,852,779	5,068,491
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$17,272,649
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $52,656,799)		$54,475,619

CORPORATE BONDS – 14.2%

BANKS – 5.9%
GMAC, Inc., FDIC Guaranteed 2.20%, 12/19/12	5,000,000	5,075,968

DIVERSIFIED FINANCIAL SERVICES – 8.3%
Citigroup Funding, Inc., FDIC Guaranteed 1.88%, 10/22/12	5,000,000	5,022,948
Citigroup Funding, Inc., FDIC Guaranteed 2.25%, 12/10/12	2,000,000	2,032,590
TOTAL DIVERSIFIED FINANCIAL SERVICES		$7,055,538
TOTAL CORPORATE BONDS (COST $11,985,157)		$12,131,506

(MTB Short Duration Government Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

6	PORTFOLIOS OF INVESTMENTS

MTB Short Duration Government Bond Fund (concluded)

Description	Par Value	Value

GOVERNMENT AGENCIES – 9.8%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 9.8%
5.25, 8/01/12	$5,000,000	$5,347,276
1.75, 8/10/12	3,000,000	3,018,928
TOTAL GOVERNMENT AGENCIES (COST $8,359,390)		$8,366,204

MORTGAGE-BACKED SECURITIES – 0.2%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.1%
Pool 521605, 9.00%, 6/01/22	66,773	72,705

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%
Pool 203632, 8.50%, 2/15/17	4,801	5,189
Pool 306066, 8.50%, 7/15/21	9,820	10,785
Pool 307983, 8.50%, 7/15/21	56,528	62,085
Pool 341948, 8.50%, 1/15/23	18,554	20,053
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$98,112
TOTAL MORTGAGE-BACKED SECURITIES (COST $165,564)		$170,817

Description	Par Value	Value

U.S. TREASURY – 11.1%

INFLATION INDEXED BONDS – 7.6%
4.25, 1/15/10	$5,000,000	$6,467,496

U.S. TREASURY NOTE – 3.5%
(5)0.37, 3/11/10	2,000,000	1,999,248
4.50, 8/15/39	1,000,000	1,044,375
TOTAL U.S. TREASURY NOTE		$3,043,623
TOTAL U.S. TREASURY (COST $9,541,941)		$9,511,119
	Shares

MONEY MARKET FUND – 0.8%
+Dreyfus Government Cash Management Fund, Series Institutional Shares, 0.03%
(COST $722,134)	722,134	$722,134
TOTAL INVESTMENTS – 99.8% (COST $83,430,985)		$85,377,399
OTHER ASSETS LESS LIABILITIES – 0.2%		133,074
TOTAL NET ASSETS – 100.0%		$85,510,473

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $1,946,414. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,996,058 and net unrealized depreciation from investments for those securities having an excess of cost over value of $49,644.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Collateralized Mortgage Obligations	$—	$54,475,619	$—	$54,475,619
Corporate Bonds	—	12,131,506	—	12,131,506
Government Agencies	—	8,366,204	—	8,366,204
Mortgage-Backed Securities	—	170,817	—	170,817
U.S. Treasury	—	9,511,119	—	9,511,119
Money Market Fund	722,134	—	—	722,134

Total	$722,134	$84,655,265	$—	$85,377,399

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

7

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Short-Term Corporate Bond Fund

At October 31, 2009, the Fund’s portfolio composition was as follows:

Sector Classification	Percentage of Total Net Assets
Corporate Bonds	56.8%
Commercial Paper	28.4%
Asset-Backed Securities	5.9%
Collateralized Mortgage Obligations	3.6%
U.S. Treasury	1.7%
Adjustable Rate Mortgage	0.0%[4]
Cash Equivalents[1]	3.0%
Other Assets and Liabilities – Net[2]	0.6%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

(4)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	31.2%
AA	11.5%
A	22.3%
BBB	26.1%
BB	3.4%
B	0.8%
Not rated	4.1%
Other Assets and Liabilities – Net[2]	0.6%

TOTAL	100.0%

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
(1)Pool 399251, 3.07%, 11/02/09	$73	$75
TOTAL ADJUSTABLE RATE MORTGAGE (COST $73)		$75

ASSET-BACKED SECURITIES – 5.9%

FINANCIAL SERVICES – 5.9%
BMW Vehicle Lease Trust, Series 2009-1, Class A2, 2.04%, 4/15/11	1,000,000	1,007,549
Daimler DaimlerChrysler Auto Trust, Series 2008-B, Class A2A, 3.81%, 7/08/11	404,286	407,011
Ford Credit Auto Owner Trust, Series 2009-D, Class A2, 1.21%, 1/15/12	500,000	498,645
Honda Auto Receivables Owner Trust, Series 2009-3, Class A2, 1.50%, 8/15/11	1,000,000	1,002,789
Hyundai Auto Receivables Trust, Series 2009-A, Class A2, 1.11%, 2/15/12	500,000	499,099
Nissan Auto Lease Trust, Series 2009-A, Class A2, 2.01%, 4/15/11	1,000,000	1,003,425

Description	Par Value	Value

Nissan Auto Lease Trust, Series 2009-B, Class A2, 1.22%, 9/15/11	$1,000,000	$1,001,515
TOTAL ASSET-BACKED SECURITIES (COST $5,403,972)		$5,420,033

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.6%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.6%
Series 1920, Class H, 7.00%, 1/15/12	86,707	90,388
Series 2003-2587, Class WG, 4.50%, 8/15/15	78,280	78,633
Series 2003-2643, Class LB, 4.50%, 7/15/16	838,086	868,098
Series 2003-2716, Class UA, 4.50%, 7/15/20	832,129	855,462
Series 2004-2798, Class J, 4.50%, 4/15/17	522,633	540,216
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$2,432,797

WHOLE LOAN – 1.0%
GSR Mortgage Loan Trust, Series 2006-2F, Class 2A15, 5.75%, 2/25/36	797,776	711,452

(MTB Short-Term Corporate Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

MTB Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value

Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8, 4.75%, 11/25/18	$191,166	$189,209
TOTAL WHOLE LOAN		$900,661
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $3,313,635)		$3,333,458

(7)COMMERCIAL PAPER – 28.4%

ASSET-BACKED SECURITIES – 8.6%
#,@Atlantis One Funding Corp., 0.12%, 11/02/09	1,430,000	1,429,991
0.19%, 12/02/09	1,000,000	999,831
#,@Ciesco LLC, 0.20%, 11/16/09	1,500,000	1,499,867
#,@Falcon Asset Securitization Co., LLC, 0.10%, 11/02/09	1,500,000	1,499,992
FCAR Owner Trust Series I, 0.62%, 11/09/09	1,500,000	1,499,768
#,@Govco LLC, 0.18%, 11/17/09	1,000,000	999,915
TOTAL ASSET-BACKED SECURITIES		$7,929,364

BANK – 2.2%
UBS Finance Delaware LLC, 0.05%, 11/02/09	2,000,000	1,999,994

CHEMICAL – 2.3%
EI Du Pont de Nemours & Co., 0.12%, 11/10/09	1,150,000	1,149,962
0.12%, 11/12/09	1,000,000	999,960
TOTAL CHEMICAL		$2,149,922

ELECTRIC – 2.7%
#,@Consolidated Edison Co., 0.20%, 11/03/09	1,000,000	999,984
Florida Power & Light Co., 0.09%, 11/05/09	1,500,000	1,499,981
TOTAL ELECTRIC		$2,499,965

FINANCIAL SERVICE – 0.6%
#,@Kitty Hawk Funding, 0.14%, 11/06/09	584,000	583,986

FOOD – 1.1%
#,@Kellogg Co., 0.21%, 11/09/09	1,000,000	999,948

HOUSEHOLD PRODUCT – 1.1%
#,@Clorox Company, 0.25%, 11/05/09	1,000,000	999,965

OIL & GAS FIELD SERVICES – 3.3%
#,@Devon Energy Corp., 0.25%, 11/03/09	1,500,000	1,499,969
XTO Energy, Inc., 0.28%, 11/25/09	1,500,000	1,499,708
TOTAL OIL & GAS FIELD SERVICES		$2,999,677

PHARMACEUTICAL – 1.6%
Abbott Laboratories, 0.08%, 11/30/09	1,500,000	1,499,900

RETAIL – 4.9%
(1)CVS Caremark Corp., 0.28%, 11/19/09	1,000,000	999,852
Wal-Mart Stores, Inc., 0.05%, 11/03/09	1,500,000	1,499,994
0.09%, 11/16/09	2,000,000	1,999,920
TOTAL RETAIL		$4,499,766
TOTAL COMMERCIAL PAPER (COST $26,162,613)		$26,162,487

Description	Par Value	Value

CORPORATE BONDS – 56.8%

AEROSPACE & DEFENSE – 2.8%
#,@BAE Systems Holdings, Inc., Company Guaranteed 4.75%, 8/15/10	$1,000,000	$1,012,089
L-3 Communications Corp., Company Guaranteed 7.63%, 6/15/12	1,000,000	1,012,710
United Technologies Corp., Sr. Unsecured 4.38%, 5/01/10	500,000	510,539
TOTAL AEROSPACE & DEFENSE		$2,535,338

BANKS – 8.4%
Bank of America Corp., Sr. Unsecured 7.38%, 5/15/14	500,000	560,772
Bank One Corp., Subordinated 7.88%, 8/01/10	1,000,000	1,050,527
(1)BankBoston Capital Trust III, Company Guaranteed 1.05%, 12/15/09	240,000	140,850
BB&T Corp., Subordinated 6.50%, 8/01/11	1,000,000	1,066,982
Sr. Unsecured 5.70%, 4/30/14	1,000,000	1,080,458
Capital One Financial Corp., Sr. Notes 7.38%, 5/23/14	250,000	284,372
Citigroup, Inc., Sr. Unsecured 5.13%, 2/14/11	1,000,000	1,035,365
Credit Suisse, Sr. Unsecured, MTN 3.45%, 7/02/12	1,000,000	1,033,300
Morgan Stanley, Sr. Unsecured 4.00%, 1/15/10	500,000	503,325
PNC Funding Corp., Bank Guaranteed 7.50%, 11/01/09	1,000,000	1,000,161
TOTAL BANKS		$7,756,112

BEVERAGES – 2.3%
Anheuser-Busch Cos., Inc., Sr. Unsecured 6.00%, 4/15/11	1,000,000	1,068,137
(1)Coca-Cola Enterprises, Inc., Sr. Unsecured 1.07%, 11/06/09	1,000,000	1,001,845
TOTAL BEVERAGES		$2,069,982

CAPITAL MARKETS – 1.2%
Merrill Lynch & Co., Inc., Sr. Unsecured, MTN 6.15%, 4/25/13	1,000,000	1,073,698

CHEMICALS – 2.1%
Dow Capital BV, Company Guaranteed, MTN 8.50%, 6/08/10	740,000	756,870
Dow Chemical Co., Sr. Unsecured 7.60%, 5/15/14	250,000	277,269
Potash Corp. of Saskatchewan, Inc., Sr. Unsecured 7.75%, 5/31/11	800,000	876,345
TOTAL CHEMICALS		$1,910,484

COMPUTERS – 1.2%
Hewlett-Packard Co., Sr. Unsecured 4.25%, 2/24/12	1,000,000	1,058,962

DIVERSIFIED FINANCIAL SERVICES – 1.6%
BP Capital Markets PLC, Company Guaranteed 1.55%, 8/11/11	500,000	507,630
(1)SLM Corp., Sr. Unsecured 0.44%, 1/25/10	1,000,000	961,369
TOTAL DIVERSIFIED FINANCIAL SERVICES		$1,468,999

(MTB Short-Term Corporate Bond Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	9

MTB Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value

ELECTRIC – 2.9%
Consolidated Edison Co of New York, Inc., Series 00-B, Sr. Unsecured 7.50%, 9/01/10	$675,000	$711,411
Dominion Resources, Inc., Series D, Sr. Unsecured 5.13%, 12/15/09	1,000,000	1,000,924
(1)Progress Energy, Inc., Series A, Sr. Unsecured 0.73%, 1/15/10	1,000,000	998,980
TOTAL ELECTRIC		$2,711,315

ELECTRONICS – 1.1%
Agilent Technologies, Inc., Sr. Unsecured 4.45%, 9/14/12	1,000,000	1,023,646

FINANCIAL SERVICES – 0.6%
Boeing Capital Corp., Sr. Unsecured 7.38%, 9/27/10	550,000	584,012

FOOD – 2.9%
ConAgra Foods, Inc., Sr. Unsecured 7.88%, 9/15/10	69,000	72,953
Kellogg Co., Series B, Sr. Unsecured 6.60%, 4/01/11	1,000,000	1,078,052
Kraft Foods, Inc., Sr. Unsecured 5.63%, 11/01/11	400,000	427,568
Kroger Co., Company Guaranteed 8.05%, 2/01/10	1,035,000	1,052,291
TOTAL FOOD		$2,630,864

HOUSEHOLD PRODUCTS – 0.3%
Clorox Co., Sr. Unsecured 4.20%, 1/15/10	283,000	284,758

INSURANCE – 3.6%
#,@MassMutual Global Funding II, Notes 3.63%, 7/16/12	500,000	505,316
#,@Metropolitan Life Global Funding I, Sr. Unsecured 2.88%, 9/17/12	1,000,000	1,007,203
Prudential Financial, Inc., Sr. Unsecured, MTN 3.63%, 9/17/12	750,000	760,463
Travelers Cos., Inc., Sr. Unsecured 8.13%, 4/15/10	1,000,000	1,032,293
TOTAL INSURANCE		$3,305,275

IRON/STEEL – 1.2%
ArcelorMittal, Sr. Unsecured 9.00%, 2/15/15	1,000,000	1,146,957

MEDIA – 3.8%
Comcast Cable Communications LLC, Sr. Unsecured 6.75%, 1/30/11	1,000,000	1,063,180
COX Communications, Inc., Sr. Unsecured 4.63%, 1/15/10	290,000	291,979
Time Warner Cable, Inc., Company Guaranteed 7.50%, 4/01/14	1,000,000	1,153,769
(1)Time Warner, Inc., Company Guaranteed 0.68%, 11/13/09	1,000,000	1,000,313
TOTAL MEDIA		$3,509,241

METALS & MINING – 0.9%
Xstrata Canada Corp., Company Guaranteed 7.25%, 7/15/12	500,000	531,182

Description	Par Value	Value

#,@Xstrata Finance Canada Ltd., Company Guaranteed 5.50%, 11/16/11	$300,000	$312,416
TOTAL METALS & MINING		$843,598

MISCELLANEOUS MANUFACTURING – 1.2%
Honeywell International, Inc., Sr. Unsecured 7.50%, 3/01/10	594,000	608,149
ITT Corp., Sr. Unsecured 4.90%, 5/01/14	500,000	532,361
TOTAL MISCELLANEOUS MANUFACTURING		$1,140,510

MULTI-UTILITIES – 0.6%
CenterPoint Energy, Inc., Series B, Sr. Unsecured 7.25%, 9/01/10	500,000	515,416

OFFICE/BUSINESS EQUIPMENT – 1.2%
Xerox Corp., Sr. Unsecured 6.88%, 8/15/11	1,000,000	1,070,390

OIL & GAS – 4.9%
Apache Corp., Sr. Unsecured 6.25%, 4/15/12	1,000,000	1,103,320
ConocoPhillips, Sr. Unsecured 8.75%, 5/25/10	768,000	802,161
#,@Dolphin Energy Ltd., Sr. Secured 5.89%, 6/15/19	500,000	509,513
Valero Energy Corp., Company Guaranteed 6.88%, 4/15/12	1,000,000	1,090,583
XTO Energy, Inc., Sr. Unsecured 5.00%, 8/01/10	1,000,000	1,029,358
TOTAL OIL & GAS		$4,534,935

OIL & GAS FIELD SERVICES – 1.2%
Burlington Resources Finance Co., Company Guaranteed 6.68%, 2/15/11	1,000,000	1,064,535

OIL & GAS SERVICES – 1.1%
Halliburton Co., Sr. Unsecured 5.50%, 10/15/10	1,000,000	1,047,409

PIPELINES – 0.6%
Plains All American Pipeline LP, Company Guaranteed 4.25%, 9/01/12	500,000	518,666

REAL ESTATE INVESTMENT TRUSTS (REIT) – 1.1%
Simon Property Group LP, Sr. Unsecured 5.60%, 9/01/11	1,000,000	1,049,580

RETAIL – 2.9%
(1)CVS Caremark Corp., Sr. Unsecured 0.66%, 12/01/09	1,000,000	1,000,569
Staples, Inc., Company Guaranteed 7.75%, 4/01/11	500,000	539,107
Yum! Brands, Inc., Sr. Unsecured 8.88%, 4/15/11	1,030,000	1,129,016
TOTAL RETAIL		$2,668,692

TELECOMMUNICATIONS – 3.4%
AT&T Corp., Company Guaranteed 7.30%, 11/15/11	500,000	555,904
#,@Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsecured 3.75%, 5/20/11	600,000	619,539
Cisco Systems, Inc., Sr. Unsecured 5.25%, 2/22/11	250,000	264,457
Sprint Capital Corp., Company Guaranteed 7.63%, 1/30/11	614,000	623,978

(MTB Short-Term Corporate Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

MTB Short-Term Corporate Bond Fund (concluded)

Description	Par Value	Value

Telecom Italia Capital SA, Company Guaranteed 6.18%, 6/18/14	$500,000	$542,948
Verizon Global Funding Corp., Sr. Unsecured 7.25%, 12/01/10	450,000	479,643
TOTAL TELECOMMUNICATIONS		$3,086,469

TRANSPORTATION – 1.7%
Burlington Northern Santa Fe Corp., Sr. Unsecured 7.13%, 12/15/10	1,000,000	1,066,244
#,@Korea Railroad Corp., Sr. Unsecured 5.38%, 5/15/13	500,000	520,702
TOTAL TRANSPORTATION		$1,586,946
TOTAL CORPORATE BONDS (COST $50,639,841)		$52,196,789

U.S. TREASURY – 1.7%

INFLATION INDEXED BONDS – 1.5%
3.50, 1/15/11	100,000	129,445
1.88, 7/15/13	1,000,000	1,230,235
TOTAL INFLATION INDEXED BONDS		$1,359,680

Description	Par Value	Value

U.S. TREASURY NOTE – 0.2%
3.63, 1/15/10	$150,000	$151,058
4.00, 3/15/10	50,000	50,705
TOTAL U.S. TREASURY NOTE		$201,763
TOTAL U.S. TREASURY (COST $1,436,559)		$1,561,443

REPURCHASE AGREEMENT – 3.0%

Interest in $2,800,101 repurchase agreement 0.07%, dated 10/30/09 under which Credit Suisse First Boston LLC will repurchase a U.S. Government security maturing on 12/30/11 for $2,800,117 on 11/02/09. The market value of the underlying securities at the end of the period was $2,858,429.

(COST $2,800,101)		$2,800,101
TOTAL INVESTMENTS – 99.4% (COST $89,756,794)		$91,474,386
OTHER ASSETS LESS LIABILITIES – 0.6%		531,616
TOTAL NET ASSETS – 100.0%		$92,006,002

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $1,717,592. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,907,906 and net unrealized depreciation from investments for those securities having an excess of cost over value of $190,314.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Adjustable Rate Mortgage	$—	$75	$—	$75
Asset-Backed Securities	—	5,420,033	—	5,420,033
Collateralized Mortgage Obligations	—	3,333,458	—	3,333,458
Commercial Paper	—	26,162,487	—	26,162,487
Corporate Bonds	—	52,196,789	—	52,196,789
U.S. Treasury	—	1,561,443	—	1,561,443
Repurchase Agreement	—	2,800,101	—	2,800,101

Total	$—	$91,474,386	$—	$91,474,386

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

11

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Government Bond Fund

At October 31, 2009, the Fund’s portfolio composition was as follows:

Sector Classification	Percentage of Total Net Assets
Government Agencies	35.2%
Mortgage-Backed Securities	32.3%
U.S. Treasury	13.0%
Collateralized Mortgage Obligations	12.3%
Corporate Bonds	3.7%
Municipal Bonds	1.4%
Cash Equivalents[1]	1.2%
Other Assets and Liabilities – Net[2]	0.9%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Services and Standard and Poor’s.

PORTFOLIO OF INVESTMENTS

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	81.6%
AA	10.6%
BBB	2.1%
CCC	3.6%
Not rated	1.2%
Other Assets and Liabilities – Net[2]	0.9%

TOTAL	100.0%

Description	Par Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 12.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.8%
Series 1920, Class H, 7.00%, 1/15/12	$173,413	$180,776
Series 1988-6, Class C, 9.05%, 6/15/19	29,646	32,794
Series 1989-112, Class I, 6.50%, 1/15/21	5,429	5,779
Series 1990-136, Class E, 6.00%, 4/15/21	15,650	15,972
Series 1990-141, Class D, 5.00%, 5/15/21	5,902	6,134
Series 1993-1577, Class PK, 6.50%, 9/15/23	279,000	302,676
Series 1993-1644, Class K, 6.75%, 12/15/23	176,000	195,294
Series 1994-1666, Class H, 6.25%, 9/15/23	494,077	503,385
Series 1994-1686, Class PJ, 5.00%, 2/15/24	57,744	60,066
Series 2003-2617, Class GW, 3.50%, 6/15/16	453	453
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,303,329

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.1%
Series 1993-113, Class PK, 6.50%, 7/25/23	149,327	159,538
Series 1993-127, Class H, 6.50%, 7/25/23	148,785	159,072
Series 1993-202, Class J, 6.50%, 11/25/23	79,976	85,892
Series 1994-3, Class PL, 5.50%, 1/25/24	128,343	134,518

Description	Par Value	Value

Series 1994-55, Class H, 7.00%, 3/25/24	$175,187	$189,440
Series 2002-52, Class QA, 6.00%, 7/18/32	87,319	91,859
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$820,319

WHOLE LOAN – 9.4%
(1)Banc of America Mortgage Securities, Inc. Series 2004-A, Class 2A1, 5.45%, 11/25/09	699,066	634,860
(1)Banc of America Mortgage Securities, Inc. Series 2004-B, Class 2A1, 4.56%, 11/25/09	534,056	490,724
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	3,100,564	3,071,864
(1)Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.06%, 11/25/09	3,091,223	2,576,805
TOTAL WHOLE LOAN		$6,774,253
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $9,206,019)		$8,897,901

CORPORATE BONDS – 3.7%

BANKS – 2.3%
First Tennessee Bank NA, Subordinated 4.63%, 5/15/13	1,000,000	931,035
U.S. Bank NA, Sr. Unsecured 5.92%, 5/25/12	686,917	716,043
TOTAL BANKS		$1,647,078

(MTB U.S. Government Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

MTB U.S. Government Bond Fund (continued)

Description	Par Value	Value

GAS UTILITIES – 0.7%
Bay State Gas Co., Sr. Unsecured 9.20%, 6/06/11	$500,000	$538,821

HEALTHCARE PROVIDERS & SERVICES –0.7%
Howard Hughes Medical Institute, Sr. Unsecured 3.45%, 9/01/14	500,000	515,946
TOTAL CORPORATE BONDS (COST $2,726,492)		$2,701,845

GOVERNMENT AGENCIES – 35.2%

FEDERAL HOME LOAN BANKS (FHLB) – 7.3%
(5)0.04, 11/16/09	1,500,000	1,499,973
5.38, 5/18/16	2,000,000	2,252,088
6.63, 11/15/10	1,435,000	1,527,566
TOTAL FEDERAL HOME LOAN BANKS (FHLB)		$5,279,627

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 12.6%
4.75, 1/19/16	1,000,000	1,094,876
5.25, 4/18/16	2,000,000	2,244,688
5.13, 10/18/16	2,000,000	2,231,294
4.88, 6/13/18	2,000,000	2,188,052
8.25, 6/01/26	1,000,000	1,364,975
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$9,123,885

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 4.4%
5.25, 8/01/12	3,000,000	3,208,366

HOUSING – 0.6%
(9)Federal Housing Administration, Project Pass Through Certificate 7.43, 4/01/22	42,802	42,802
U.S. Department of Housing And Urban Development 7.66, 8/01/15	360,000	363,810
TOTAL HOUSING		$406,612

PRIVATE EXPORT FUNDING CORPORATION – 5.3%
Overseas Private Investment Corp. 6.60, 5/21/16	1,572,900	1,814,834
Private Export Funding Corp., U.S. Government Guaranteed 7.20, 1/15/10	2,000,000	2,028,170
TOTAL PRIVATE EXPORT FUNDING CORPORATION		$3,843,004

SHIPBUILDING – 1.0%
American Heavy Lift Shipping Co., U.S. Government Guaranteed 5.38, 6/01/17	662,205	760,975

SMALL BUSINESS ADMINISTRATION – 1.5%
Series 1990-E 9.65%, 5/01/10	6,068	6,284
Series 1991-H 8.85%, 8/01/11	407	424
Series 1996-C 6.70%, 3/01/16	92,183	99,255

Description	Par Value	Value

Series 1996-K 6.95%, 11/01/16	$586,347	$637,416
Series 1996-L 6.70%, 12/01/16	249,846	269,585
Series 1997-E 7.30%, 5/01/17	18,573	20,072
Series 1999-I 7.30%, 9/01/19	23,028	24,783
TOTAL SMALL BUSINESS ADMINISTRATION		$1,057,819

TRANSPORTATION – 2.5%
Vessel Management Services, Inc., U.S. Government Guaranteed 6.75, 7/15/25	645,000	742,329
Vessel Management Services, Inc., U.S. Government Guaranteed 5.13, 4/16/35	1,000,000	1,044,729
TOTAL TRANSPORTATION		$1,787,058
TOTAL GOVERNMENT AGENCIES (COST $23,570,675)		$25,467,346

MORTGAGE-BACKED SECURITIES – 32.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 15.8%
Pool 287773, 7.50%, 3/01/17	1,469	1,581
Pool 299147, 7.50%, 8/01/17	106,388	114,552
Pool 300161, 8.50%, 8/01/17	27,887	30,315
Pool 538733, 9.00%, 9/01/19	397	435
Pool 555014, 8.00%, 12/01/10	1	1
Pool A18401, 6.00%, 2/01/34	1,970,152	2,112,229
Pool C78010, 5.50%, 4/01/33	2,950,714	3,125,698
Pool C80328, 7.50%, 7/01/25	101,455	111,396
Pool E00540, 6.00%, 3/01/13	268,561	284,688
Pool E61956, 7.00%, 11/01/10	117	118
Pool G01425, 7.50%, 5/01/32	229,217	251,033
Pool G01831, 6.00%, 5/01/35	959,586	1,028,786
Pool G02296, 5.00%, 6/01/36	2,774,302	2,886,257
Pool G12709, 5.00%, 7/01/22	1,394,712	1,475,954
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$11,423,043

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 15.1%
Pool 202957, 8.00%, 8/01/21	9,110	9,860
Pool 252439, 6.50%, 5/01/29	123,699	134,436
Pool 255933, 5.50%, 11/01/35	1,224,356	1,292,372
Pool 323419, 6.00%, 12/01/28	255,095	274,578
Pool 334593, 7.00%, 5/01/24	147,179	159,946
Pool 39862, 9.75%, 9/01/17	15,780	17,356
Pool 436746, 6.50%, 8/01/28	105,886	115,143
Pool 440401, 6.50%, 8/01/28	373,269	405,902
Pool 485678, 6.50%, 3/01/29	309,980	336,984
Pool 494375, 6.50%, 4/01/29	50,252	54,646
Pool 545051, 6.00%, 9/01/29	413,669	445,522
Pool 604867, 7.00%, 1/01/25	177,003	192,935
Pool 625596, 7.00%, 2/01/32	43,135	47,530

(MTB U.S. Government Bond Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	13

MTB U.S. Government Bond Fund (continued)

Description	Par Value	Value

Pool 725418, 6.50%, 5/01/34	$644,014	$698,708
Pool 763704, 5.00%, 4/01/34	2,915,385	3,037,589
Pool 833143, 5.50%, 9/01/35	2,922,941	3,085,316
Pool 843323, 5.50%, 10/01/35	608,746	642,563
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$10,951,386

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 1.4%
Pool 1061, 9.00%, 4/20/23	36,070	39,896
Pool 146927, 9.00%, 9/15/16	8,130	8,779
Pool 1886, 9.00%, 10/20/24	6,320	7,012
Pool 188603, 9.00%, 11/15/16	10,544	11,477
Pool 208196, 9.00%, 2/15/17	15,837	17,239
Pool 346572, 7.00%, 5/15/23	36,784	40,223
Pool 364004, 7.00%, 10/20/23	75,925	83,270
Pool 392400, 8.00%, 7/15/24	2,544	2,792
Pool 402603, 8.00%, 2/15/10	421	423
Pool 409703, 8.00%, 12/15/09	131	132
Pool 484269, 7.00%, 9/15/28	67,625	74,259
Pool 581522, 6.00%, 5/15/33	416,823	447,112
Pool 592505, 6.00%, 4/15/33	226,563	242,779
Pool 780440, 8.50%, 11/15/17	4,766	5,131
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$980,524
TOTAL MORTGAGE-BACKED SECURITIES (COST $22,280,852)		$23,354,953

MUNICIPAL BONDS – 1.4%

DEVELOPMENT – 0.2%
Miami FL, Rent Revenue Series 1998 (Lease payments guaranteed by U.S. Government), 8.65%, 7/01/19	140,000	162,750

FACILITIES – 1.1%
City of Tacoma WA, Lease Revenue Bonds, (Lease payments guaranteed by U.S. Government), 8.20%, 9/15/13	710,000	789,470

Description	Par Value	Value

TOBACCO – 0.1%
Tobacco Settlement Financing Corp., LA, Revenue Bonds, Asset-Backed, Callable, Series 2001-A, 6.36%, 5/15/25	$64,352	$55,681
TOTAL MUNICIPAL BONDS (COST $759,096)		$1,007,901

U.S. TREASURY – 13.0%

INFLATION INDEXED BONDS – 5.8%
3.50, 1/15/11	1,325,000	1,715,148
2.00, 1/15/14	2,000,000	2,452,280
TOTAL INFLATION INDEXED BONDS		$4,167,428

U.S. TREASURY BOND – 6.2%
4.50, 2/15/36	1,286,000	1,342,463
4.50, 8/15/39	3,000,000	3,133,125
TOTAL U.S. TREASURY BOND		$4,475,588

U.S. TREASURY NOTE – 1.0%
Note 4.00, 8/15/18	668,000	702,444
TOTAL U.S. TREASURY (COST $8,834,057)		$9,345,460

REPURCHASE AGREEMENT – 1.2%

Interest in $849,188 repurchase agreement 0.07%, dated 10/30/09 under which Credit Suisse First Boston LLC will repurchase a U.S. Government security maturing on 12/30/11 for $849,193 on 11/02/09. The market value of the underlying securities at the end of the period was $870,177.

(COST $849,188)		849,188
TOTAL INVESTMENTS – 99.1% (COST $68,226,379)		$71,624,594
OTHER ASSETS LESS LIABILITIES – 0.9%		703,991
TOTAL NET ASSETS – 100.0%		$72,328,585

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $3,398,215. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,183,243 and net unrealized depreciation from investments for those securities having an excess of cost over value of $785,028.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

(MTB U.S. Government Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

MTB U.S. Government Bond Fund (concluded)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Collateralized Mortgage Obligations	$—	$8,897,901	$—	$8,897,901
Corporate Bonds	—	2,701,845	—	2,701,845
Government Agencies	—	25,424,544	42,802	25,467,346
Mortgage-Backed Securities	—	23,354,953	—	23,354,953
Municipal Bonds	—	1,007,901	—	1,007,901
U.S. Treasury	—	9,345,460	—	9,345,460
Repurchase Agreement	—	849,188	—	849,188

Total	$—	$71,581,792	$42,802	$71,624,594

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities
Balance as of April 30, 2009	$44,134
Realized gain (loss)	(157)
Change in unrealized appreciation (depreciation)	157
Net purchases (sales)	(1,332)
Transfers in and/or out of Level 3	—

Balance as of October 31, 2009	$42,802

See Notes to Portfolios of Investments

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

15

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB New York Municipal Bond Fund

At October 31, 2009, the Fund’s portfolio composition was as follows:

Sector Classification	Percentage of Total Net Assets
General Obligations	14.9%
Special Purpose Entity	14.0%
Transportation	11.4%
Development	9.7%
Medical	7.7%
Water & Sewer	7.7%
Higher Education	7.6%
Power	6.1%
Education	4.4%
General Revenue	3.7%
Facilities	3.5%
Housing	3.0%
Building	2.7%
School District	2.6%
Other Assets and Liabilities – Net[1]	1.0%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(2)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

PORTFOLIO OF INVESTMENTS

Credit Quality Diversification[2]	Percentage of Total Net Assets
AAA	12.5%
AA	28.8%
A	43.6%
BBB	1.6%
Not rated	12.5%
Other Assets and Liabilities – Net[1]	1.0%

TOTAL	100.0%

Description	Par Value	Value

MUNICIPAL BONDS – 88.2%

ARIZONA – 0.7%

DEVELOPMENT – 0.7%
Yuma Municipal Property Corp., AZ, Revenue Bonds, (Series D), (XLCA INS) 5.00%, 7/01/21	$750,000	$768,428

MICHIGAN – 1.0%

WATER & SEWER – 1.0%
Detroit, MI, Sewer Revenue Bonds, (Series C), (National Reinsurance) 5.00%, 7/01/12	1,000,000	1,059,610

NEW YORK – 84.8%

BUILDING – 2.7%
Canton, NY, Human Services Initiatives, Inc. 5.75%, 9/01/32	915,000	850,236
Geneva, NY, Revenue Bonds, (Project A) 5.38%, 2/01/33	1,000,000	1,008,060

Description	Par Value	Value

Montgomery County, NY, Industrial Development Agency, Revenue Bonds, (Series A), (XLCA INS) 5.00%, 7/01/29	$1,000,000	$914,460
TOTAL BUILDING		$2,772,756

DEVELOPMENT – 9.0%
New York Liberty Development Corp., NY, Revenue Bonds (Goldman Sachs Group, Inc.) 5.25%, 10/01/35	3,500,000	3,443,335
New York State Urban Development Corp., Service Contract Obligation, Refunding Revenue Bonds, (Series B) 5.25%, 1/01/23	5,500,000	5,866,245
TOTAL DEVELOPMENT		$9,309,580

EDUCATION – 4.4%
New York State Dormitory Authority, School Districts Financing Program, (Series D), (National Reinsurance State Aid Withholding) 5.50%, 10/01/17	895,000	947,429

(MTB New York Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

MTB New York Municipal Bond Fund (continued)

Description	Par Value	Value

New York State, Dormitory Authority, Refunding Revenue Bonds, Nonstate Supported Debt, School District Board Funding Program, (Series C), (State Aid Withholding)/(GO of Authority) 7.25%, 10/01/28	$3,000,000	$3,632,400
TOTAL EDUCATION		$4,579,829

FACILITIES – 3.5%
New York State Dormitory Authority, Mental Health Services Facilities Improvement, Revenue Bonds, (Series 2005D-1), (National Reinsurance FGIC) 5.00%, 2/15/23	2,000,000	2,055,980
New York State Urban Development Corp., Correctional & Youth Facilities Service, Unrefunded Revenue Bonds, (Series A) 5.50%, 1/01/17	1,510,000	1,583,522
TOTAL FACILITIES		$3,639,502

GENERAL OBLIGATIONS – 5.8%
Nassau County, NY, GO, (Series F), (FSA INS) 7.00%, 3/01/10	500,000	510,980
New York City, NY, GO Unlimited Refunding Bonds, (Series B) 5.75%, 8/01/14	1,640,000	1,803,639
New York, GO Unlimited, Refunding Bonds, (Series H) 5.00%, 8/01/16	2,000,000	2,185,880
Saratoga County, NY, GO Unlimited Refunding Notes 4.00%, 10/15/17	690,000	743,330
4.00%, 10/15/18	455,000	484,793
4.00%, 10/15/19	225,000	238,489
TOTAL GENERAL OBLIGATIONS		$5,967,111

GENERAL REVENUE – 3.7%
Grand Central, NY, District Management Association, Inc. 5.00%, 1/01/21	1,000,000	1,037,610
New York State Thruway Authority, NY, State Personal Income Tax Revenue, (Series A) 5.25%, 3/15/23	2,500,000	2,748,900
TOTAL GENERAL REVENUE		$3,786,510

HIGHER EDUCATION – 7.6%
New York State Dormitory Authority, Refunding Revenue Bonds, Non-State Supported Debt, (Yeshiva University) 5.00%, 9/01/26	1,000,000	1,063,030
5.00%, 9/01/27	1,415,000	1,496,009
New York State Dormitory Authority, Revenue Bonds, State University Educational Facility, (Series A) 7.50%, 5/15/13	3,000,000	3,517,590
New York State Dormitory Authority, Unrefunded Revenue Bonds, (Series C) 7.38%, 5/15/10	460,000	476,555
New York State, Dormitory Authority, Income Tax Revenue Bonds, (Series D) 5.00%, 3/15/23	1,250,000	1,333,250
TOTAL HIGHER EDUCATION		$7,886,434

Description	Par Value	Value

HOUSING – 3.0%
East Rochester, NY, Housing Authority, Revenue Bonds 6.13%, 4/20/43	$1,355,000	$1,433,577
(8)New York State HFA, Phillips Village Project, AMT, (Series A), (Phillips Village LP)/(FHA 236 SONYMA) 7.75%, 8/15/17	800,000	809,288
(8)New York State Mortgage Agency, AMT, (Series 67) 5.80%, 10/01/28	35,000	35,143
(8)New York State Mortgage Agency, Refunding Revenue Bonds, AMT, (Series 63) 5.70%, 4/01/11	865,000	866,678
TOTAL HOUSING		$3,144,686

MEDICAL – 7.7%
Chemung County, NY, Industrial Development Agency, (Series A) 5.00%, 11/01/34	750,000	702,278
Chemung County, NY, Industrial Development Agency, (Series B) 5.00%, 11/01/34	1,000,000	936,370
Monroe County, NY, IDA, (Highland Hospital Rochester Project) 5.00%, 8/01/22	1,000,000	986,940
Monroe County, NY, IDA, Civic Facilities Revenue Bonds, (Highland Hospital Rochester Project) 5.00%, 8/01/25	1,000,000	961,950
New York City, NY, Health and Hospitals Corp., (Series A) 5.45%, 2/15/26	1,000,000	1,015,820
New York State Dormitory Authority, FHA Insured Mortgage Ellis Hospital Revenue Bonds, (FHA INS) 5.05%, 8/15/24	750,000	774,075
New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, (AMBAC FHA INS) 5.10%, 2/01/19	1,000,000	1,007,350
New York State Dormitory Authority, Revenue Bonds, (FHA 232) 5.85%, 8/01/26	250,000	250,295
New York State Dormitory Authority, United Health Services, (AMBAC FHA 242) 5.38%, 8/01/27	1,000,000	1,008,090
Tompkins, NY, Health Care Corp., (FHA INS) 10.80%, 2/01/28	240,000	257,858
TOTAL MEDICAL		$7,901,026

POWER – 6.1%
Long Island Power Authority, NY, Revenue Bonds, (Series E) (National Reinsurance FGIC) 5.00%, 12/01/22	6,000,000	6,252,120

SCHOOL DISTRICT – 0.6%
Baldwin Union Free School District, NY, GO Unlimited, (National Reinsurance State Aid Withholding) 3.75%, 11/01/09	625,000	625,025

SPECIAL PURPOSE ENTITY – 12.9%
New York Counties Tobacco Trust II, Refunding Revenue Bonds 5.25%, 6/01/25	690,000	652,726
Tobacco Settlement Financing Corp., NY, (Series A-1) 5.25%, 6/01/16	1,430,000	1,447,732
Tobacco Settlement Financing Corp., NY, (Series B-1C) 5.25%, 6/01/13	115,000	115,309

(MTB New York Municipal Bond Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	17

MTB New York Municipal Bond Fund (continued)

Description	Par Value	Value

Tobacco Settlement Financing Corp., NY, Asset-Backed Series, (Series A-1) 5.50%, 6/01/18	$3,000,000	$3,145,200
5.50%, 6/01/19	4,575,000	4,855,814
Tobacco Settlement Financing Corp., NY, Asset-Backed Series, (Series A-1), (AMBAC State GTD) 5.25%, 6/01/22	3,000,000	3,126,570
TOTAL SPECIAL PURPOSE ENTITY		$13,343,351

TRANSPORTATION – 11.1%
Albany, NY, Parking Authority, Unrefunded Revenue Bonds, (Series A) 5.63%, 7/15/25	220,000	222,757
New York State Thruway Authority 5.00%, 4/01/20	2,500,000	2,702,875
New York State Thruway Authority, (Series 2000A), (FSA INS) 6.25%, 4/01/11	1,000,000	1,031,610
New York State Thruway Authority, NY, State Personal Income Tax Revenue, (Series A) 5.00%, 3/15/27	1,000,000	1,071,730
New York State Thruway Authority, Service Contract Obligation, Refunding Revenue Bonds, Local Highway & Bridge 5.50%, 4/01/14	2,000,000	2,171,660
Triborough Bridge & Tunnel Authority, NY, (Series Y) Refunding Revenue Bonds, (CAPMAC – ITC GO of Authority)/(PRF 1/1/21) 6.13%, 1/01/21	3,500,000	4,241,580
TOTAL TRANSPORTATION		$11,442,212

WATER & SEWER – 6.7%
New York City, NY, Municipal Water Finance Authority, (Series C) 5.13%, 6/15/33	1,000,000	1,014,520
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series AA) 5.00%, 6/15/21	3,000,000	3,287,460
New York State Environmental Facilities Corp., NY, State Clean water & Drinking, Revolving Funds, Pooled Financing Program, (Series B) 5.00%, 11/15/18	1,450,000	1,560,447
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Revenue Bonds, (Series C), (POL CTL-SRF) 5.85%, 1/15/15	1,040,000	1,044,430
TOTAL WATER & SEWER		$6,906,857
TOTAL NEW YORK		$87,556,999

PUERTO RICO – 0.6%

GENERAL OBLIGATIONS – 0.6%
Commonwealth of Puerto Rico, GO UT, (National Reinsurance-IBC) 7.00%, 7/01/10	550,000	567,930

Description	Par Value	Value

WISCONSIN – 1.1%

SPECIAL PURPOSE ENTITY – 1.1%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds 6.13%, 6/01/27	$1,040,000	$1,136,418
TOTAL MUNICIPAL BONDS (COST $89,007,111)		$91,089,385

(6)SHORT-TERM MUNICIPAL BONDS – 10.8%

NEW YORK – 10.8%

GENERAL OBLIGATIONS – 8.5%
Fishkill, NY, GO Unlimited Refunding Notes, BANs 2.00%, 4/30/10	1,000,000	1,005,150
New York City, NY, GO Bonds, (Subseries A-4) Daily VRDNs, (Landesbank Baden Wurttemburgh, LOC) 0.21%, 11/02/09	1,300,000	1,300,000
New York City, NY, GO Bonds, (Subseries H-2) Daily VRDNs, (Dexia Credit Local, LOC), 0.18%, 11/02/09	425,000	425,000
New York City, NY, GO Unlimited, (Series I-Subseries I-3) Daily VRDNs, (Bank of America N.A., LOC) 0.22%, 11/02/09	2,800,000	2,800,000
New York City, NY, GO Unlimited, (Subseries H-4) Daily VRDNs, (Bank of New York, LOC) 0.15%, 11/02/09	1,000,000	1,000,000
New York, NY, GO Unlimited, (Subseries A-8) Daily VRDNs, (JP Morgan Chase) 0.15%, 11/02/09	2,300,000	2,300,000
TOTAL GENERAL OBLIGATIONS		$8,830,150

SCHOOL DISTRICT – 2.0%
Wheelerville Union Free School District, NY, GO Unlimited Notes, BANs, (State Aid Withholding) 1.75%, 6/30/10	2,052,252	2,057,444

TRANSPORTATION – 0.3%
Metropolitan Transportation Authority, NY, Refunding Revenue Bond, (Series G) Daily VRDNs, (BNP Paribas, LOC) 0.18%, 11/02/09	300,000	300,000
TOTAL NEW YORK		$11,187,594
TOTAL SHORT-TERM MUNICIPAL BONDS (COST $11,190,249)		$11,187,594
TOTAL INVESTMENTS – 99.0% (COST $100,197,360)		$102,276,979
OTHER ASSETS LESS LIABILITIES – 1.0%		1,038,888
TOTAL NET ASSETS – 100.0%		$103,315,867

(MTB New York Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

18	PORTFOLIOS OF INVESTMENTS

MTB New York Municipal Bond Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $2,079,619. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,698,028 and net unrealized depreciation from investments for those securities having an excess of cost over value of $618,409.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$91,089,385	$—	$91,089,385
Short-Term Municipal Bonds	—	11,187,594	—	11,187,594

Total	$—	$102,276,979	$—	$102,276,979

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

19

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Pennsylvania Municipal Bond Fund

At October 31, 2009, the Fund’s portfolio composition was as follows:

Sector Classification	Percentage of Total Net Assets
Higher Education	22.6%
Transportation	15.0%
School District	13.5%
Development	12.0%
Medical	10.2%
Continuing Care	8.2%
Facilities	5.0%
General Obligations	5.0%
Education	3.9%
Water & Sewer	1.8%
Pollution Control	0.7%
Cash Equivalents[1]	0.9%
Other Assets and Liabilities – Net[2]	1.2%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Services and Standard and Poor’s.

PORTFOLIO OF INVESTMENTS

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	7.8%
AA	20.4%
A	16.8%
BBB	25.2%
Not rated	28.6%
Other Assets and Liabilities – Net[2]	1.2%

TOTAL	100.0%

Description	Par Value	Value

MUNICIPAL BONDS – 97.9%

PENNSYLVANIA – 97.9%

CONTINUING CARE – 8.2%
Bucks County, PA, IDA, Revenue Bonds, (Series A), (Ann’s Choice, Inc.) 5.20%, 1/01/13	$330,000	$323,252
5.30%, 1/01/14	275,000	267,080
5.40%, 1/01/15	240,000	231,698
Bucks County, PA, IDA, Revenue Bonds, (Series A), (Pennswood Village)/(PRF 10/1/12 @ 101) 6.00%, 10/01/27	1,000,000	1,147,730
Delaware County, PA, Authority, (Dunwoody Village, Inc.)/(PRF 4/1/10 @ 100) 6.25%, 4/01/30	1,200,000	1,229,052
Montgomery County, PA, Higher Education & Health Authority Hospital, (Series A), (Philadelphia Geriatric Center)/(PRF 12/1/09 @ 102) 7.25%, 12/01/19	3,000,000	3,077,130

Description	Par Value	Value

Montgomery County, PA, IDA, (ACTS Retirement-Life Community, Inc.) 5.25%, 11/15/28	$1,850,000	$1,737,631
Montgomery County, PA, IDA, (Whitemarsh Continuing Care Retirement Community) 6.13%, 2/01/28	1,500,000	1,086,120
TOTAL CONTINUING CARE		$9,099,693

DEVELOPMENT – 12.0%
Bucks County, PA, IDA, Revenue Bonds, ETM, (Senior Lifestyles, Inc.) 10.00%, 5/15/19	4,775,000	7,472,111
Pennsylvania State IDA, Economic Development, Revenue Bonds, (AMBAC INS) 5.50%, 7/01/13	500,000	548,705
Philadelphia, PA, Authority for Industrial Development, Revenue Bonds, (Please Touch Museum) 5.25%, 9/01/26	1,000,000	875,890
Philadelphia, PA, Redevelopment Authority, (Series C), (National Reinsurance FGIC) 5.00%, 4/15/27	1,500,000	1,450,785

(MTB Pennsylvania Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

20	PORTFOLIOS OF INVESTMENTS

MTB Pennsylvania Municipal Bond Fund (continued)

Description	Par Value	Value

Pittsburgh & Allegheny County, PA, Public Auditorium, Regional Asset District Sales Tax, (AMBAC INS) 5.25%, 2/01/17	$3,000,000	$3,020,850
TOTAL DEVELOPMENT		$13,368,341

EDUCATION – 3.9%
Berks County, PA, Vocational Technical School Authority, Revenue Bonds, (Series 2005), (Berks Career & Technology Center)/ (National Reinsurance) 5.00%, 6/01/14	1,655,000	1,779,986
#,@Bucks County, PA, IDA, Revenue Bonds, (Series A), (School Lane Charter School) 4.88%, 3/15/27	1,545,000	1,343,856
Charleroi, PA, Area School District, (Series C), (FGIC State Aid Withholding) 6.00%, 10/01/17	30,000	30,061
York County, PA, School Technology Authority, Lease Revenue Bonds, (FGIC INS)/(PRF 2/15/13 @ 100) 5.50%, 2/15/21	1,000,000	1,134,020
TOTAL EDUCATION		$4,287,923

FACILITIES – 5.0%
Pennsylvania Convention Center Authority, Revenue Bonds, ETM, (Series A), (FGIC INS) 6.00%, 9/01/19	2,410,000	2,893,374
Pittsburgh, PA, Public Parking Authority, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC) 5.00%, 12/01/20	2,565,000	2,680,553
TOTAL FACILITIES		$5,573,927

GENERAL OBLIGATIONS – 5.0%
Allegheny County, PA, GO Unlimited, (Series C-57), (National Reinsurance FGIC) 5.00%, 11/01/22	2,000,000	2,026,480
Butler County, PA, IDA, GO UT, (National Reinsurance FGIC) 6.00%, 7/15/11	1,000,000	1,077,230
Mercer County, PA, GO UT, (National Reinsurance FGIC) 5.50%, 10/01/18	1,155,000	1,218,363
5.50%, 10/01/19	1,215,000	1,281,655
TOTAL GENERAL OBLIGATIONS		$5,603,728

HIGHER EDUCATION – 22.6%
Allegheny County, PA, Higher Education Building Authority, University Revenue, (Carnegie Mellon University), 5.13%, 3/01/32	2,000,000	2,053,680
Chester County, PA, HEFA, (Immaculate College)/(Radian-IBCC) 5.63%, 10/15/27	2,250,000	2,196,562
Lancaster, PA, Higher Education Authority, College Revenue, Refunding Bonds, (Franklin & Marshall College) 5.00%, 4/15/18	2,350,000	2,537,060
Latrobe, PA, IDA, College Refunding Revenue Bonds, (Saint Vincent College) 5.38%, 5/01/18	2,000,000	2,007,380
Montgomery County, PA, Higher Education & Health Authority Hospital, (Series FF1), (Dickinson College)/(CIFG INS) 5.00%, 5/01/19	1,420,000	1,503,936
5.00%, 5/01/20	1,490,000	1,563,010
Montgomery County, PA, Higher Education & Health Authority, Refunding Revenue Bonds, (Arcadia University)/(Radian) 4.50%, 4/01/30	1,660,000	1,405,389

Description	Par Value	Value

Pennsylvania State Higher Education Facilities Authority, (Philadelphia College of Osteopathic Medicine) 5.00%, 12/01/13	$1,345,000	$1,458,464
Pennsylvania State Higher Education Facilities Authority, (Series A), (University of Pennsylvania-Health System)/(AMBAC INS) 5.00%, 8/15/14	2,685,000	2,971,919
Pennsylvania State Higher Education Facilities Authority, (St. Joseph’s University)/(Radian) 5.50%, 12/15/15	1,940,000	2,008,715
Pennsylvania State Higher Education Facilities Authority, (York College of Pennsylvania)/(National Reinsurance FGIC) 5.00%, 11/01/20	550,000	567,017
Pennsylvania State Higher Educational Revenue, (National Reinsurance)/(Drexel University) 5.00%, 5/01/27	1,250,000	1,273,938
Pennsylvania State University, Revenue Bonds, (GO of University) 5.00%, 9/01/17	1,335,000	1,483,332
Swarthmore Boro Authority, PA, Refunding Revenue Bonds, (Swarthmore College) 5.25%, 9/15/20	1,000,000	1,094,450
Union County, PA, Higher Educational Facilities Financing Authority, Refunding Revenue Bonds, (Series A), (Bucknell University) 5.25%, 4/01/20	1,000,000	1,087,170
TOTAL HIGHER EDUCATION		$25,212,022

MEDICAL – 10.2%
Allegheny County, PA, HDA, Revenue Bonds, (Series A), (Jefferson Regional Medical Center, PA) 4.20%, 5/01/11	370,000	371,643
4.25%, 5/01/12	290,000	290,887
4.40%, 5/01/16	415,000	398,803
Allegheny County, PA, HDA, Revenue Bonds, (Series B), (Jefferson Regional Medical Center, PA) 5.00%, 5/01/18	1,225,000	1,187,882
Chester County, PA, HEFA, (Chester County Hospital, PA)/(National Reinsurance) 5.63%, 7/01/10	1,675,000	1,679,087
Chester County, PA, HEFA, Revenue Bonds, (Series B), (Jefferson Health System) 5.38%, 5/15/27	2,000,000	2,005,080
Lancaster County, PA, Hospital Authority, (Masonic Homes) 5.00%, 11/01/21	1,160,000	1,184,024
Lancaster County, PA, Hospital Authority, (Series B), (Lancaster General Hospital) 5.00%, 3/15/23	1,270,000	1,302,194
Lehigh County, PA, General Purpose Authority, Refunding Revenue Bonds, (St. Lukes Hospital Bethlehem)/(AMBAC INS) 5.50%, 11/15/13	1,000,000	1,001,140
Scranton-Lackawanna, PA, Health & Welfare Authority, Refunding Revenue Bonds, (Mercy Health Care Systems)/ (National Reinsurance) 5.63%, 1/01/16	2,000,000	2,001,120
TOTAL MEDICAL		$11,421,860

POLLUTION CONTROL – 0.7%
Bucks County, PA, IDA, Environmental Improvement Revenue Bonds, (USX Corp.)/(Mandatory Put), 5.40%, 11/01/17	750,000	795,938

(MTB Pennsylvania Municipal Bond Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	21

MTB Pennsylvania Municipal Bond Fund (concluded)

Description	Par Value	Value

SCHOOL DISTRICT – 13.5%
Central Dauphin, PA, School District, (National State Aid Withholding)/(PRF 2/1/16 @ 100) 7.00%, 2/01/27	$2,500,000	$3,150,975
Eastern York, PA, School District, GO UT, (Series A), (FSA State Aid Withholding) 5.00%, 9/01/24	1,275,000	1,350,301
Haverford Township, PA, School District, GO UT, (FSA State Aid Withholding) 5.50%, 3/15/19	1,000,000	1,162,450
Hempfield, PA, School District, GO UT, (Series B), (National Reinsurance FGIC State Aid Withholding) 5.00%, 10/15/18	2,650,000	2,845,782
Jenkintown, PA, School District, GO UT, (Series A), (FGIC State Aid Withholding)/(PRF 5/15/12 @ 100) 5.00%, 5/15/28	1,375,000	1,514,879
Mifflin County, PA, School District, GO Unlimited, (National-IBC XLCA State Aid Withholding) 7.50%, 9/01/26	2,000,000	2,401,140
Philadelphia, PA, School District, GO Unlimited, (Series D), (FSA State Aid Withholding) 5.50%, 6/01/17	1,300,000	1,439,191
Tredyffrin-Easttown, PA, School District, GO UT, Refunding Bonds, (State Aid Withholding) 5.00%, 2/15/15	1,000,000	1,138,580
TOTAL SCHOOL DISTRICT		$15,003,298

TRANSPORTATION – 15.0%
Allegheny County, PA, Port Authority Special Revenue Bonds, (National Reinsurance FGIC) 5.00%, 3/01/19	2,500,000	2,564,750
Delaware River Joint Toll Bridge Commission, Unrefunded Revenue Bonds, Highway Improvements. 5.25%, 7/01/18	1,500,000	1,596,120

Description	Par Value	Value

Delaware River Port Authority, PA, (Series A), (FSA GO of Authority) 5.50%, 1/01/16	$3,410,000	$3,606,791
Pennsylvania State Turnpike Commission, (Series S), (National Reinsurance FGIC) 5.63%, 6/01/13	4,000,000	4,323,280
Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, ETM, (Series A), (AMBAC INS)/(Escrowed in State & Local Government Series COL) 5.00%, 12/01/15	2,090,000	2,118,508
Scranton, PA, Parking Authority, (National Reinsurance FGIC/Municipal Government Guarantee) 5.00%, 9/15/33	2,250,000	2,043,022
Southeastern, PA, Transportation Authority, Revenue Bonds, (Series A), (National Reinsurance FGIC) 5.25%, 3/01/13	500,000	506,185
TOTAL TRANSPORTATION		$16,758,656

WATER & SEWER – 1.8%
Allegheny County, PA, Sanitation Authority, Sewer Refunding Revenue Bonds, (Series A), (National Reinsurance) 5.00%, 12/01/30	2,000,000	2,011,380
TOTAL PENNSYLVANIA		$109,136,766
TOTAL MUNICIPAL BONDS (COST $105,690,811)		$109,136,766
	Shares

MONEY MARKET FUND – 0.9%
+Dreyfus Tax Exempt Cash Fund 0.11%
(COST $1,005,706)	1,005,706	$1,005,706
TOTAL INVESTMENTS – 98.8% (COST $106,696,517)		$110,142,472
OTHER ASSETS LESS LIABILITIES – 1.2%		1,374,375
TOTAL NET ASSETS – 100.0%		$111,516,847

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $3,445,955. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,634,182 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,188,227.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$109,136,766	$—	$109,136,766
Money Market Fund	1,005,706	—	—	1,005,706

Total	$1,005,706	$109,136,766	$—	$110,142,472

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

22

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Maryland Municipal Bond Fund

At October 31, 2009, the Fund’s portfolio composition was as follows:

Sector Classification	Percentage of Total Net Assets
Medical	32.2%
General Obligations	21.7%
Continuing Care	7.7%
Higher Education	6.3%
Facilities	5.7%
Education	4.6%
Transportation	4.6%
General Revenue	4.4%
Development	3.9%
Water & Sewer	2.8%
Housing	1.8%
Special Purpose Entity	1.8%
Pollution Control	1.0%
Multi-Family Housing	0.4%
Cash Equivalents[1]	0.6%
Other Assets and Liabilities – Net[2]	0.5%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Services and Standard and Poor’s.

PORTFOLIO OF INVESTMENTS

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	12.9%
AA	25.0%
A	18.7%
BBB	27.6%
BB	0.4%
B	0.2%
Not rated	14.7%
Other Assets and Liabilities – Net[2]	0.5%

TOTAL	100.0%

Description	Par Value	Value

MUNICIPAL BONDS – 98.9%

DISTRICT OF COLUMBIA – 1.3%

TRANSPORTATION – 1.3%
Washington, DC, Metro Area Transit Authority, Refunding Revenue Bonds, (National Reinsurance FGIC) 6.00%, 7/01/10	$500,000	$517,320
Washington, DC, Metro Area Transit Authority, Refunding Revenue Bonds, (National Reinsurance) 5.00%, 1/01/12	1,000,000	1,075,750
TOTAL TRANSPORTATION		$1,593,070
TOTAL DISTRICT OF COLUMBIA		$1,593,070

Description	Par Value	Value

MARYLAND – 90.9%

CONTINUING CARE – 7.7%
Baltimore County, MD, Revenue Bonds (Series A), (Oak Crest Village, Inc.) 5.00%, 1/01/22	$1,200,000	$1,224,552
Carroll County, MD, Revenue Bonds, (Series A), (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian) 5.38%, 1/01/16	2,000,000	2,013,020
Frederick County, MD, Revenue Bonds, (Series A), (Buckingham’s Choice, Inc.) 5.90%, 1/01/17	1,000,000	936,240
Maryland State Health & Higher Educational Facilities Authority, (Hebrew Home of Greater Washington)/(Landow House, Inc.) 5.80%, 1/01/32	2,135,000	2,136,516

(MTB Maryland Municipal Bond Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	23

MTB Maryland Municipal Bond Fund (continued)

Description	Par Value	Value

Maryland State Health & Higher Educational Facilities Authority, (Series B), (Peninsula United Methodist) 5.25%, 10/01/28	$1,000,000	$969,560
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2007A), (King Farm Presbyterian Retirement Community) 5.25%, 1/01/27	1,500,000	1,205,370
5.30%, 1/01/37	1,500,000	1,037,340
TOTAL CONTINUING CARE		$9,522,598

DEVELOPMENT – 3.9%
Maryland State Community Development Administration, Revenue Bonds, (Series A) (National Reinsurance) 5.00%, 6/01/21	275,000	283,091
Maryland State Economic Development Corp., (Lutheran World Relief, Inc.) 5.25%, 4/01/29	2,100,000	2,018,352
Maryland State Economic Development Corp., (Lutheran World Relief, Inc.)/(Obligated Group)/(PRF 4/1/10 @ 102) 7.13%, 4/01/19	640,000	668,371
Maryland State Economic Development Corp., Revenue Bonds, Maryland Department of Transportation 5.38%, 6/01/19	750,000	815,445
Maryland State IDFA, (Series B), (National Aquarium in Baltimore, Inc.) 5.10%, 11/01/22	1,000,000	1,024,570
TOTAL DEVELOPMENT		$4,809,829

EDUCATION – 4.6%
Maryland State Health & Higher Educational Facilities Authority, (FSA INS)/(Bullis School) 5.25%, 7/01/20	1,585,000	1,622,375
Maryland State Health & Higher Educational Facilities Authority, (Mclean School) 6.00%, 7/01/31	1,500,000	1,450,485
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2006) (Washington Christian Academy) 5.50%, 7/01/38	1,000,000	509,940
Maryland State IDFA, Economic Development Revenue Bonds, (Series 2005A) (Our Lady of Good Counsel High School) 6.00%, 5/01/35	1,000,000	881,850
New Baltimore, MD, Board School Commerce, Revenue Bonds 5.00%, 11/01/13	1,135,000	1,179,696
TOTAL EDUCATION		$5,644,346

FACILITIES - 5.7%
Baltimore County, MD, Convention Center, Refunding Revenue Bonds, (National Reinsurance) 5.38%, 9/01/11	2,910,000	2,948,121
Baltimore County, MD, Convention Center, Revenue Bonds, (Series A), (Baltimore Hotel Corp.)/(XLCA) 5.25%, 9/01/39	2,500,000	2,142,650
Maryland State Stadium Authority, (Ocean City Convention Center) 5.38%, 12/15/15	500,000	501,965
Montgomery County, MD, Revenue Authority Lease, Revenue Bonds 5.00%, 4/01/13	1,330,000	1,479,173
TOTAL FACILITIES		$7,071,909

Description	Par Value	Value

GENERAL OBLIGATIONS – 20.0%
Anne Arundel County, MD, GO Limited, General Improvements 4.50%, 3/01/25	$2,000,000	$2,100,840
(8)Anne Arundel County, MD, GO LT, AMT 5.50%, 9/01/15	500,000	500,630
Anne Arundel County, MD, GO UT 5.00%, 3/01/16	1,000,000	1,106,630
Frederick County, MD, GO UT 5.25%, 11/01/19	1,500,000	1,774,125
Frederick County, MD, Refunding GO UT, (Series A) 5.25%, 7/01/13	2,080,000	2,263,893
Harford County, MD, Public Improvements, GO Unlimited Bonds 4.00%, 7/01/20	2,000,000	2,111,620
Howard County, MD, (Series A) 5.25%, 8/15/15	1,800,000	1,921,482
Howard County, MD, GO UT, (Series A), (PRF 2/15/12 @ 100) 5.25%, 8/15/16	1,480,000	1,625,321
Maryland State, (Series A) 5.50%, 3/01/13	2,000,000	2,269,540
Montgomery County, MD, GO Unlimited Bonds (Series A) 5.00%, 5/01/19	1,000,000	1,139,380
Montgomery County, MD, GO UT, (Series A), (PRF 1/01/10 @ 101) 5.60%, 1/01/16	2,000,000	2,038,180
Queen Annes County, MD, (National Reinsurance) 5.00%, 11/15/16	1,000,000	1,125,810
St. Mary’s County, MD, GO UT, (St. Mary’s Hospital) 5.00%, 10/01/21	1,000,000	1,097,380
St. Mary’s County, MD, Refunding GO UT 5.00%, 10/01/18	2,255,000	2,474,592
Washington Suburban Sanitation District, MD, GO UT 6.00%, 6/01/18	1,000,000	1,232,300
TOTAL GENERAL OBLIGATIONS		$24,781,723

GENERAL REVENUE – 3.0%
Anne Arundel County, MD, Refunding Revenue Bonds, (National Business Park Project)/(County Guaranty) 5.13%, 7/01/28	2,200,000	2,326,038
Baltimore, MD, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC) 5.25%, 7/01/17	1,000,000	1,094,310
Montgomery County, MD, Special Obligation, Special Tax, (Series A), (Radian) 5.38%, 7/01/20	250,000	244,330
TOTAL GENERAL REVENUE		$3,664,678

HIGHER EDUCATION – 6.3%
Frederick County, MD, Revenue Bonds, (Series A), (Mount St. Mary University)/(PRF 3/01/10 @ 101) 5.75%, 9/01/25	1,000,000	1,028,100
Maryland Health & Higher Educational Facilities Authority, MD, Refunding Revenue Bonds, (Maryland Institute College of Art) 5.00%, 6/01/36	1,900,000	1,763,010
Maryland State Economic Development Corp., (Series A), (Collegiate Housing) 5.60%, 6/01/10	200,000	201,584
6.00%, 6/01/19	1,000,000	986,350

(MTB Maryland Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

24	PORTFOLIOS OF INVESTMENTS

MTB Maryland Municipal Bond Fund (continued)

Description	Par Value	Value

Maryland State Economic Development Corp., Revenue Bonds Morgan State University Project (Series A) 6.00%, 7/01/22	$500,000	$465,130
Maryland State Economic Development Corp., Revenue Bonds University of Maryland/Baltimore (Series A) 5.75%, 10/01/33	350,000	239,225
St. Mary’s College, MD, Refunding Revenue Bonds, Academic and Auxiliary Fee (Series A), (AMBAC INS) 4.50%, 9/01/30	2,250,000	2,138,827
University of Maryland, Revenue Bonds, (Series A), (PRF 4/01/10 @ 100) 5.25%, 10/01/11	1,000,000	1,020,840
TOTAL HIGHER EDUCATION		$7,843,066

HOUSING – 0.0%**
(8)Prince Georges County, MD, Housing Authority, Single Family Mortgage, AMT (Series A), (GNMA)/(FNMA)/(FHLMC) 5.55%, 12/01/33	10,000	10,339

MEDICAL – 32.2%
Maryland Health & Higher Educational Facilities Authority, MD, Refunding Revenue Bonds, (Series C), (Upper Chesapeake Medical Center) 5.50%, 1/01/28	2,500,000	2,576,050
Maryland State Health & Higher Educational Facilities Authority (Series A), (Medlantic/Helix Parents, Inc.)/(FSA INS) 5.25%, 8/15/11	2,000,000	2,018,340
Maryland State Health & Higher Educational Facilities Authority, (Carroll County, MD General Hospital) 6.00%, 7/01/37	2,250,000	2,293,020
Maryland State Health & Higher Educational Facilities Authority, (Carroll Hospital Center) 5.00%, 7/01/40	1,000,000	957,620
Maryland State Health & Higher Educational Facilities Authority, (Frederick Memorial Hospital) 5.00%, 7/01/22	3,000,000	3,017,640
Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins Hospital) 5.00%, 5/15/26	900,000	906,210
Maryland State Health & Higher Educational Facilities Authority, (Mercy Medical Center) 5.63%, 7/01/31	2,000,000	2,000,300
Maryland State Health & Higher Educational Facilities Authority, (National Reinsurance)/(Howard County General Hospital, MD) 5.00%, 7/01/19	1,500,000	1,500,270
Maryland State Health & Higher Educational Facilities Authority, (Series A) (Medlantic/Helix Parent, Inc.)/(FSA INS) 5.25%, 8/15/12	1,175,000	1,185,634
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Catholic Health Initiatives) 6.00%, 12/01/13	1,370,000	1,417,169
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Doctors Hospital, Inc.) 5.00%, 7/01/27	1,750,000	1,442,805
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Suburban Hospital) 5.50%, 7/01/16	600,000	643,500

Description	Par Value	Value

Maryland State Health & Higher Educational Facilities Authority, (Series B), (University of Maryland Medical System)/(AMBAC INS) 5.00%, 7/01/15	$1,740,000	$1,816,247
Maryland State Health & Higher Educational Facilities Authority, (University of Maryland Medical System) 5.00%, 7/01/12	1,000,000	1,055,110
Maryland State Health & Higher Educational Facilities Authority, ETM, (AMBAC INS)/(Helix Health Systems, Inc.) 5.00%, 7/01/27	3,630,000	4,122,264
Maryland State Health & Higher Educational Facilities Authority, ETM, (Howard County General Hospital, MD) 5.50%, 7/01/13	485,000	514,648
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Medstar, Inc.) 5.00%, 8/15/11	1,000,000	1,041,350
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, ETM, (Series A), (Lifebridge Health, Inc.) 5.00%, 7/01/12	1,000,000	1,103,560
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Hospital) 5.00%, 5/15/13	1,465,000	1,522,296
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Kennedy Krieger Childrens Hospital)/(Obligated Group) 5.50%, 7/01/33	500,000	469,770
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (MedStar Health, Inc.) 5.25%, 5/15/46	1,000,000	1,009,720
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Peninsula Regional Medical Center) 5.00%, 7/01/17	1,745,000	1,855,092
5.00%, 7/01/26	1,000,000	1,016,370
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Doctors Community Hospital) 5.00%, 7/01/20	1,000,000	903,630
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Sheppard Pratt Health System) 5.25%, 7/01/35	500,000	493,025
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Western Maryland Health System)/(National Reinsurance FHA 242) 4.00%, 1/01/18	2,000,000	1,993,840
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, ETM, (Frederick Memorial Hospital)/(FGIC INS) 5.25%, 7/01/13	400,000	420,300
Montgomery County, MD, EDA, (Trinity Health Care Group) 5.13%, 12/01/22	600,000	606,888
TOTAL MEDICAL		$39,902,668

MULTI-FAMILY HOUSING – 0.4%
Howard County, MD, Multifamily Revenue, Revenue Bonds, (Chase Glen Project)/(Avalon Properties, Inc.)/(Mandatory Tender 7/1/14) 4.90%, 7/01/24	500,000	484,360

(MTB Maryland Municipal Bond Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	25

MTB Maryland Municipal Bond Fund (concluded)

Description	Par Value	Value

POLLUTION CONTROL – 1.0%
Prince Georges County, MD, Pollution Control, Potomac Electric Project 5.75%, 3/15/10	$1,250,000	$1,270,525

TRANSPORTATION – 3.3%
Baltimore County, MD, Port Facility, (EI Du Pont de Nemours & Co.) 6.50%, 12/01/10	400,000	401,912
Baltimore County, MD, Port Facility, (Series A), (EI Du Pont de Nemours & Co.) 6.50%, 10/01/11	1,000,000	1,000,360
Maryland State Department of Transportation 5.50%, 2/01/16	1,000,000	1,167,890
Maryland State Department of Transportation, Refunding Revenue Bonds 5.00%, 5/01/15	1,375,000	1,534,500
TOTAL TRANSPORTATION		$4,104,662

WATER & SEWER – 2.8%
Baltimore, MD, Wastewater Project Revenue Bonds, (Series B) (National Reinsurance)/(PRF 7/01/15 @ 100) 5.00%, 7/01/22	1,290,000	1,479,643
Baltimore, MD, Wastewater, Revenue Bonds, (National Reinsurance FGIC) 6.00%, 7/01/15	1,000,000	1,100,490
Baltimore, MD, Water Projects, Revenue Bonds, ETM, (Series A), (FGIC INS) 5.38%, 7/01/15	775,000	878,912
TOTAL WATER & SEWER		$3,459,045
TOTAL MARYLAND		$112,569,748

PUERTO RICO – 4.9%

GENERAL OBLIGATIONS – 1.7%
Commonwealth of Puerto Rico, Public Improvements, GO UT, (Series A), (FGIC INS) 5.50%, 7/01/17	2,000,000	2,101,900

Description	Par Value	Value

GENERAL REVENUE – 1.4%
Puerto Rico Public Finance Corp., (Series A), (AMBAC INS) 5.38%, 6/01/19	$1,500,000	$1,729,170

HOUSING – 1.8%
Puerto Rico Housing Finance Authority, Prerefunded Revenue Bonds, Capital Guaranteed Program, (HUD LN)/(PRF 12/1/13 @ 100) 5.00%, 12/01/18	1,400,000	1,570,478
Puerto Rico Housing Finance Authority, Unrefunded Revenue Bonds, Capital Funding Program, (HUD LN) 5.00%, 12/01/18	600,000	622,620
TOTAL HOUSING		$2,193,098
TOTAL PUERTO RICO		$6,024,168

WISCONSIN – 1.8%

SPECIAL PURPOSE ENTITY – 1.8%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds, (PRF 6/1/12 @ 100) 7.00%, 6/01/28	2,000,000	2,274,580
TOTAL MUNICIPAL BONDS (COST $120,417,050)		$122,461,566
	Shares

MONEY MARKET FUND – 0.6%
+Dreyfus Tax Exempt Cash Fund 0.11%	737,639	737,639
TOTAL MONEY MARKET FUND (COST $737,639)		$737,639
TOTAL INVESTMENTS – 99.5% (COST $121,154,689)		$123,199,205
OTHER ASSETS LESS LIABILITIES – 0.5%		669,653
TOTAL NET ASSETS – 100.0%		$123,868,858

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $2,044,516. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,876,508 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,831,992.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$122,461,566	$—	$122,461,566
Money Market Fund	737,639	—	—	737,639

Total	$737,639	$122,461,566	$—	$123,199,205

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

26

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Virginia Municipal Bond Fund

At October 31, 2009, the Fund’s portfolio composition was as follows:

Sector Classification	Percentage of Total Net Assets
General Obligations	16.5%
Water & Sewer	15.1%
Medical	13.4%
Transportation	11.3%
Facilities	6.2%
General Revenue	5.3%
Higher Education	5.3%
Multi-Family Housing	5.1%
Development	4.9%
Utilities	4.2%
Pollution Control	3.7%
Airport Development & Maintenance	2.9%
Education	1.9%
Cash Equivalents[1]	3.1%
Other Assets and Liabilities – Net[2]	1.1%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Services and Standard and Poor’s.

PORTFOLIO OF INVESTMENTS

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	11.9%
AA	50.7%
A	18.0%
BBB	6.3%
Not rated	12.0%
Other Assets and Liabilities – Net[2]	1.1%

TOTAL	100.0%

Description	Par Value	Value

MUNICIPAL BONDS – 95.8%

DISTRICT OF COLUMBIA – 2.9%

AIRPORT DEVELOPMENT & MAINTENANCE – 2.9%
Metropolitan Washington, DC, Airports Authority Revenue Bonds, AMT, (Series D), (FSA INS)
(8)5.38%, 10/01/18	$245,000	$251,806
(8)5.38%, 10/01/19	335,000	343,060
TOTAL AIRPORT DEVELOPMENT & MAINTENANCE		$594,866
TOTAL DISTRICT OF COLUMBIA		$594,866

Description	Par Value	Value

PUERTO RICO – 5.2%

FACILITIES – 1.8%
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Refunding Bonds, (Series C), (FGIC INS) 5.50%, 7/01/20	$350,000	$352,639

GENERAL OBLIGATIONS – 0.8%
Commonwealth of Puerto Rico, GO UT, Prerefunded (Series A), (PRF 7/01/13 @ 100) 5.00%, 7/01/33	150,000	169,620

GENERAL REVENUE – 1.3%
Puerto Rico Public Finance Corp., Revenue Bonds, (Series A), (U.S. Treasury and U.S. Government PRF 8/01/2011 @ 100)/(National Reinsurance) 5.00%, 8/01/31	250,000	267,560

(MTB Virginia Municipal Bond Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	27

MTB Virginia Municipal Bond Fund (continued)

Description	Par Value	Value

TRANSPORTATION – 1.3%
Puerto Rico Highway and Transportation Authority, (Series W) 5.50%, 7/01/13	$250,000	$266,497
TOTAL PUERTO RICO		$1,056,316

VIRGINIA – 87.7%

DEVELOPMENT – 4.9%
Chesterfield County, VA, IDA, Revenue Bonds, (Virginia Electric & Power Co.) 4.75%, 11/01/16	50,000	50,643
Frederick County, VA, IDA, Revenue Bonds, (AMBAC INS) 5.00%, 12/01/14	705,000	782,797
Virginia Beach, VA, Development Authority, Social Services Facility, (AMBAC INS) 5.00%, 12/01/17	100,000	102,272
Virginia Beach, VA, Development Authority, Town Center Project Phase I, (Series A) 4.25%, 8/01/13	50,000	53,434
TOTAL DEVELOPMENT		$989,146

EDUCATION – 1.9%
Alexandria, VA, IDA, Revenue Bonds, (Episcopal High School) 5.00%, 1/01/29	250,000	255,345
Henrico County, VA, IDA, Revenue Bonds, (The Collegiate School) 5.10%, 10/15/29	120,000	119,402
TOTAL EDUCATION		$374,747

FACILITIES – 4.4%
Henrico County Economic Development Authority, VA, Refunding Revenue Bonds, (Series B) 4.50%, 8/01/21	325,000	349,772
Virginia State, VA, Public Building Authority, Public Facility Revenue Bonds, (Series B) 5.00%, 8/01/23	500,000	539,055
TOTAL FACILITIES		$888,827

GENERAL OBLIGATIONS – 15.7%
Alexandria, VA, Public Improvements, GO UT, (State Aid Withholding)/(State and Local Government PRF 6/15/2010 @ 101) 5.75%, 6/15/14	500,000	521,955
Arlington County, VA, Public Improvement, GO UT, (State Aid Withholding)/(U. S. Treasury PRF 2/1/2012 @ 100) 5.25%, 2/01/15	350,000	383,831
Hanover County, VA, Public Improvements Refunding Bonds, GO Unlimited 5.00%, 7/15/19	110,000	128,416
Harrisonburg VA, Public Improvements, GO Unlimited, (FSA State Aid Withholding) 5.00%, 2/01/11	200,000	210,856
Loudoun County, VA, GO UT, (Series B), (State Aid Withholding) 5.25%, 12/01/14	500,000	581,780
Newport News VA, GO Unlimited, Refunding Notes, (Series 2007A) 5.00%, 3/01/19	100,000	112,169
Richmond, VA, Public Improvements, GO Unlimited, Refunding Bonds, (Series B), (FSA INS) 5.00%, 7/15/16	500,000	562,975
(8)Roanoke, VA, GO UT, AMT, (Series B), (National Reinsurance FGIC) 5.00%, 10/01/11	300,000	315,552
Winchester, VA, Public Improvements, (State and Local Government PRF 6/01/10 @ 101)/(State Aid Withholding) 5.63%, 6/01/18	350,000	364,532
TOTAL GENERAL OBLIGATIONS		$3,182,066

Description	Par Value	Value

GENERAL REVENUE – 4.0%
Virginia Beach, VA, Public Improvement, (Series B) 5.00%, 5/01/20	$400,000	$449,936
Virginia State, Resources Authority Infrastructure Revenue Bonds, (Series A), (VA Pooled Funding Program) 4.00%, 11/01/21	350,000	356,230
TOTAL GENERAL REVENUE		$806,166

HIGHER EDUCATION – 5.3%
Fredericksburg, VA, IDA, Revenue Bonds, (Mary Washington College R/E)/(State and Local Government PRF 4/01/2014 @ 100) 5.35%, 4/01/29	250,000	282,033
Virginia College Building Authority, Refunding Revenue Bonds, (National Reinsurance)/(Washington & Lee University) 5.25%, 1/01/31	500,000	576,950
Virginia College Building Authority,VA, Educational Facilities Revenue Bonds, (Series A), (Public Higher Education Funding Program) 5.00%, 9/01/23	200,000	219,672
TOTAL HIGHER EDUCATION		$1,078,655

MEDICAL – 13.4%
Albemarle County, VA, IDA, (Martha Jefferson Hospital) 5.25%, 10/01/15	650,000	684,990
Albemarle County, VA, IDA, Revenue Bonds, (Westminster-Canterbury of Richmond) 4.63%, 1/01/19	200,000	184,796
Fairfax County, VA, IDA, Refunding Revenue Bonds, (Inova Health System) 5.25%, 8/15/19	720,000	765,504
Fairfax County, VA, IDA, Revenue Bonds, (Inova Health System) 5.00%, 8/15/23	250,000	265,690
Henrico County, VA, EDA, Revenue Bonds, (Series A), (Obligated Group)/(Bon Secours Health System, Inc., St. Francis Medical)/(State and Local Government PRF 11/15/12 @ 100) 5.60%, 11/15/30	5,000	5,670
Henrico County, VA, EDA, Unrefunded Revenue Bonds, (Series A), (Obligated Group)/(Bon Secours Health System, Inc., St. Francis Medical) 5.60%, 11/15/30	245,000	247,923
Virginia Beach, VA, Development Authority Residential Care Facilities, (Westminster Canterbury) 5.38%, 11/01/32	500,000	439,810
Virginia Beach, VA, Development Authority, (Virginia Beach, VA General Hospital) (AMBAC INS) 5.13%, 2/15/18	110,000	116,424
TOTAL MEDICAL		$2,710,807

MULTI-FAMILY HOUSING – 5.1%
(8)Arlington County, VA, IDA, Colonial Village Revenue Bonds, AMT, (AHC LP-2)/(FANNIE MAE), Mandatory Tender 11/1/19 5.15%, 11/01/31	500,000	511,785
(8)Virginia State Housing Development Authority, Rental Housing , AMT, (Series N), (GO of Authority) 5.13%, 1/01/15	500,000	508,840
TOTAL MULTI-FAMILY HOUSING		$1,020,625

(MTB Virginia Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

28	PORTFOLIOS OF INVESTMENTS

MTB Virginia Municipal Bond Fund (concluded)

Description	Par Value	Value

POLLUTION CONTROL – 3.7%
Chesterfield County, VA, IDA, Pollution Control Revenue Bonds, (Virginia Electric & Power Co.) 5.88%, 6/01/17	$200,000	$206,292
Southeastern Public Service Authority, VA, Refunding Revenue Bonds, (AMBAC INS.) 5.00%, 7/01/15	500,000	537,735
TOTAL POLLUTION CONTROL		$744,027

TRANSPORTATION – 10.0%
Richmond, VA, Metropolitan Authority, Refunding Revenue Bonds, (National Reinsurance FGIC) 5.25%, 7/15/17	400,000	440,692
Virginia Commonwealth Transportation Board, (Series A) 5.00%, 5/15/14	500,000	568,255
Virginia Commonwealth Transportation Board, Revenue Bonds 5.00%, 9/28/15	500,000	572,005
Virginia Commonwealth Transportation Board, Transportation Revenue, (National Reinsurance-IBC) 5.00%, 4/01/15	400,000	433,088
TOTAL TRANSPORTATION		$2,014,040

UTILITIES – 4.2%
Richmond, VA, Public Utility Revenue Bonds 5.00%, 1/15/28	470,000	502,514
Virginia State, Resources Authority Infrastructure, Revenue Bonds, (Series A), (Pooled Loan Program)/(U.S. Treasury Obligations)/(PRF 5/01/10 @ 101) 5.10%, 5/01/25	340,000	351,584
TOTAL UTILITIES		$854,098

Description	Par Value	Value

WATER & SEWER – 15.1%
Fairfax County, VA, Water Authority Revenue Bonds, ETM, (Escrowed in U.S. Treasuries COL) 5.80%, 1/01/16	$605,000	$665,821
Fairfax County, VA, Water Authority Revenue, Refunding Bonds 5.00%, 4/01/21	100,000	115,547
Henrico County, VA, Water & Sewer Revenue, Refunding Bonds 5.00%, 5/01/24	550,000	612,815
Norfolk, VA, Water Revenue Bonds, (National Reinsurance) 5.75%, 11/01/12	500,000	502,010
5.88%, 11/01/15	500,000	502,090
Upper Occoquan Sewage Authority, VA, (Series A), (National Reinsurance) 5.15%, 7/01/20	575,000	661,940
TOTAL WATER & SEWER		$3,060,223
TOTAL VIRGINIA		$17,723,427
TOTAL MUNICIPAL BONDS (COST $18,751,225)		$19,374,609
	Shares

MONEY MARKET FUND – 3.1%
+Dreyfus Tax Exempt Cash Fund 0.11%	621,082	621,082
TOTAL MONEY MARKET FUND (COST $621,082)		$621,082
TOTAL INVESTMENTS – 98.9% (COST $19,372,307)		$19,995,691
OTHER ASSETS LESS LIABILITIES – 1.1%		222,922
TOTAL NET ASSETS – 100.0%		$20,218,613

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $623,384. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $782,549 and net unrealized depreciation from investments for those securities having an excess of cost over value of $159,165.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$19,374,609	$—	$19,374,609
Money Market Fund	621,082	—	—	621,082

Total	$621,082	$19,374,609	$—	$19,995,691

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

29

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Intermediate-Term Bond Fund

At October 31, 2009, the Fund’s portfolio composition was as follows:

Sector Classification	Percentage of Total Net Assets
Corporate Bonds	54.5%
Mortgage-Backed Securities	30.7%
Collateralized Mortgage Obligations	10.7%
Asset-Backed Securities	0.8%
Enhanced Equipment Trust Certificates	0.8%
U.S. Treasury	0.8%
Cash Equivalents[1]	2.3%
Other Assets and Liabilities – Net[2]	(0.6)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Services and Standard and Poor’s.

PORTFOLIO OF INVESTMENTS

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	41.8%
AA	5.2%
A	16.6%
BBB	27.6%
BB	4.5%
B	1.4%
CCC	1.2%
Not rated	2.3%
Other Assets and Liabilities – Net[2]	(0.6)%

TOTAL	100.0%

Description	Par Value	Value

ASSET-BACKED SECURITIES – 0.8%

FINANCIAL SERVICES – 0.8%
BMW Vehicle Lease Trust, Series 2009-1, Class A4, 3.66%, 8/15/13	$1,000,000	$1,030,624
TOTAL ASSET-BACKED SECURITIES (COST $999,831)		$1,030,624

COLLATERALIZED MORTGAGE OBLIGATIONS – 10.7%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 2.6%
#,@Series 2007-1A, Class AFX, 5.42%, 4/15/37	1,000,000	990,184
Series 2007-2, Class A2, 5.63%, 4/10/49	1,500,000	1,497,891
Series 2005-T19, Class AAB, 4.85%, 6/12/47	950,000	988,328
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$3,476,403

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 6.9%
Series 1920, Class H, 7.00%, 1/15/12	173,413	180,776
Series 2672, Class WA, 4.00%, 9/15/10	420,248	428,275

Description	Par Value	Value

Series 2872, Class GB, 5.00%, 5/15/28	$6,079,315	$6,326,827
Series R001, Class AE, 4.38%, 4/15/15	2,066,151	2,126,452
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$9,062,330

WHOLE LOAN – 1.2%
(1)Indymac INDA Mortgage Loan Trust Series 2005-AR1, Class 2A1, 5.06%, 11/25/09	1,854,734	1,546,083
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $14,128,557)		$14,084,816

CORPORATE BONDS – 54.5%

AEROSPACE & DEFENSE – 0.2%
Boeing Co., Sr. Unsecured 5.88%, 2/15/40	250,000	268,912

AUTO MANUFACTURERS – 0.4%
Daimler Finance North America LLC, Company Guaranteed 5.75%, 9/08/11	500,000	527,030

BANKS – 9.9%
Bank of America Corp., Subordinated 7.13%, 10/15/11	800,000	863,610

(MTB Intermediate-Term Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

30	PORTFOLIOS OF INVESTMENTS

MTB Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

Bank of America Corp., Sr. Unsecured 7.38%, 5/15/14	$750,000	$841,157
Bank of America Corp., Unsecured 6.50%, 8/01/16	1,250,000	1,335,546
(1)BankBoston Capital Trust III, Company Guaranteed 1.05%, 12/15/09	1,000,000	586,876
Barclays, Series 1, Sr. Unsecured 5.00%, 9/22/16	500,000	511,726
Barclays Bank PLC, Sr. Unsecured 6.75%, 5/22/19	500,000	563,238
BB&T Corp., Subordinated 4.75%, 10/01/12	500,000	523,281
Citigroup, Inc., Sr. Unsecured 5.50%, 10/15/14	500,000	514,809
Credit Suisse, Sr. Unsecured 5.30%, 8/13/19	250,000	258,106
JP Morgan Chase & Co., Sr. Unsecured 3.70%, 1/20/15	1,000,000	1,007,534
JP Morgan Chase Bank NA, Subordinated 6.00%, 10/01/17	750,000	799,031
Keybank NA, Subordinated 5.45%, 3/03/16	1,000,000	924,128
Morgan Stanley, Sr. Unsecured 5.63%, 9/23/19	1,000,000	1,009,645
PNC Bank NA, Subordinated 6.88%, 4/01/18	500,000	536,353
PNC Funding Corp., Bank Guaranteed 6.70%, 6/10/19	500,000	562,950
State Street Corp., Sr. Unsecured 4.30%, 5/30/14	250,000	262,182
U.S. Bancorp, Sr. Unsecured 4.20%, 5/15/14	500,000	525,523
U.S. Bank NA, Sr. Unsecured 5.92%, 5/25/12	1,030,376	1,074,065
U.S. Bank NA, Subordinated 6.30%, 2/04/14	305,000	341,816
TOTAL BANKS		$13,041,576

BEVERAGES – 2.0%
#,@Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed 6.88%, 11/15/19	500,000	557,348
#,@Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed 5.38%, 1/15/20	500,000	497,235
(1)Coca-Cola Enterprises, Inc., Sr. Unsecured 1.07%, 11/06/09	1,000,000	1,001,844
Fortune Brands, Inc., Sr. Unsecured 6.38%, 6/15/14	500,000	533,149
TOTAL BEVERAGES		$2,589,576

BUILDING MATERIALS – 0.6%
#,@Holcim U.S. Finance Sarl & CIE SCS, Company Guaranteed 6.00%, 12/30/19	500,000	516,579
Owens Corning, Company Guaranteed 9.00%, 6/15/19	250,000	272,188
TOTAL BUILDING MATERIALS		$788,767

CAPITAL MARKETS – 1.2%
Jefferies Group, Inc., Sr. Unsecured 8.50%, 7/15/19	1,425,000	1,552,978

CHEMICALS – 0.9%
Cabot Corp., Sr. Unsecured 5.00%, 10/01/16	500,000	499,879

Description	Par Value	Value

Eastman Chemical Co., Sr. Unsecured 5.50%, 11/15/19	$125,000	$126,946
Potash Corp. of Saskatchewan, Inc., Sr. Unsecured 4.88%, 3/30/20	500,000	502,329
TOTAL CHEMICALS		$1,129,154

COMMERCIAL SERVICES – 0.4%
Iron Mountain, Inc., Company Guaranteed 8.00%, 6/15/20	500,000	510,000

DIVERSIFIED FINANCIAL SERVICES – 4.5%
American Express Credit Corp., Sr. Unsecured 5.13%, 8/25/14	1,000,000	1,055,948
#,@Cantor Fitzgerald LP, Bonds 7.88%, 10/15/19	500,000	500,806
#,@FMR LLC, Sr. Unsecured 6.45%, 11/15/39	1,000,000	1,006,569
(1)Ford Motor Credit Co. LLC, Sr. Unsecured 1.85%, 1/15/10	900,000	894,723
Ford Motor Credit Co. LLC, Sr. Unsecured 8.70%, 10/01/14	500,000	496,250
General Electric Capital Corp., Sr. Unsecured 4.38%, 9/21/15	1,000,000	1,017,117
(1)SLM Corp., Sr. Unsecured 0.44%, 1/25/10	1,000,000	961,369
TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,932,782

ELECTRIC – 3.4%
CenterPoint Energy, Inc., Sr. Unsecured 6.50%, 5/01/18	125,000	126,640
Consolidated Edison Co of New York, Inc., Series 00-B, Sr. Unsecured 7.50%, 9/01/10	1,500,000	1,580,913
DTE Energy Co., Sr. Unsecured 7.63%, 5/15/14	250,000	277,414
Duke Energy Corp., Sr. Unsecured 6.30%, 2/01/14	250,000	277,510
Exelon Generation Co., LLC, Sr. Unsecured 6.25%, 10/01/39	500,000	527,786
#,@Kansas Gas & Electric, 1st Mortgage 6.70%, 6/15/19	250,000	285,590
Progress Energy, Inc., Sr. Unsecured 6.05%, 3/15/14	1,000,000	1,102,915
Puget Sound Energy, Inc., Sr. Secured 5.76%, 10/01/39	250,000	246,641
TOTAL ELECTRIC		$4,425,409

ENERGY EQUIPMENT & SERVICES – 0.4%
National Oilwell Varco, Inc., Sr. Unsecured 5.65%, 11/15/12	500,000	514,617

FOOD – 2.5%
ConAgra Foods, Inc., Sr. Unsecured 7.88%, 9/15/10	438,000	463,094
Kellogg Co., Sr. Unsecured 4.45%, 5/30/16	250,000	260,644
Kraft Foods, Inc., Sr. Unsecured 5.63%, 11/01/11	850,000	908,581
Kroger Co., Company Guaranteed 3.90%, 10/01/15	250,000	253,358

(MTB Intermediate-Term Bond Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	31

MTB Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

McCormick & Co., Inc., Sr. Unsecured 5.75%, 12/15/17	$500,000	$540,252
#,@Ralcorp Holdings, Inc., Sr. Notes 6.63%, 8/15/39	500,000	517,469
SYSCO Corp., Sr. Unsecured 5.38%, 3/17/19	250,000	272,559
TOTAL FOOD		$3,215,957

HOTELS, RESTAURANTS & LEISURE – 0.4%
#,@Hyatt Hotels Corp., Sr. Unsecured 6.88%, 8/15/19	500,000	520,870

INSURANCE – 1.1%
Protective Life Corp., Sr. Unsecured 7.38%, 10/15/19	500,000	504,590
Prudential Financial, Inc., Sr. Unsecured 4.75%, 9/17/15	1,000,000	999,281
TOTAL INSURANCE		$1,503,871

IRON/STEEL – 1.1%
ArcelorMittal, Notes 7.00%, 10/15/39	1,500,000	1,422,694

MEDIA – 2.9%
#,@COX Enterprises, Inc., Sr. Unsecured 7.88%, 9/15/10	1,000,000	1,045,842
#,@DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed 5.88%, 10/01/19	1,000,000	1,017,079
#,@News America, Inc., Company Guaranteed 6.90%, 8/15/39	500,000	526,072
(1)Walt Disney Co., Series C, Sr. Unsecured 0.35%, 1/19/10	1,200,000	1,201,012
TOTAL MEDIA		$3,790,005

METAL FABRICATE/HARDWARE – 0.2%
Timken Co., Sr. Unsecured 6.00%, 9/15/14	250,000	261,783

METALS & MINING – 2.3%
#,@Barrick Australian Finance Pty Ltd., Company Guaranteed 5.95%, 10/15/39	1,045,000	1,024,337
Newmont Mining Corp., Company Guaranteed 6.25%, 10/01/39	500,000	490,041
Vale Overseas Ltd., Company Guaranteed 5.63%, 9/15/19	500,000	503,935
Xstrata Canada Corp., Company Guaranteed 7.25%, 7/15/12	1,000,000	1,062,364
TOTAL METALS & MINING		$3,080,677

MISCELLANEOUS MANUFACTURING – 0.4%
Harris Corp., Sr. Unsecured 6.38%, 6/15/19	250,000	274,590
ITT Corp., Sr. Unsecured 6.13%, 5/01/19	250,000	276,236
TOTAL MISCELLANEOUS MANUFACTURING		$550,826

MULTI-UTILITIES – 0.8%
CenterPoint Energy, Inc., Series B, Sr. Unsecured 7.25%, 9/01/10	500,000	515,416
Dominion Resources, Inc., Series A, Sr. Unsecured 5.60%, 11/15/16	500,000	533,276
TOTAL MULTI-UTILITIES		$1,048,692

Description	Par Value	Value

OFFICE/BUSINESS EQUIPMENT – 1.0%
Xerox Corp., Sr. Unsecured 6.88%, 8/15/11	$1,250,000	$1,337,988

OIL & GAS – 5.6%
Anadarko Finance Co., Series B, Company Guaranteed 6.75%, 5/01/11	715,000	762,641
Anadarko Petroleum Corp., Sr. Unsecured 5.75%, 6/15/14	250,000	270,251
Devon Financing Corp. Ulc, Company Guaranteed 6.88%, 9/30/11	1,000,000	1,091,177
Diamond Offshore Drilling, Inc., Sr. Unsecured 5.70%, 10/15/39	500,000	489,324
#,@Dolphin Energy Ltd., Sr. Secured 5.89%, 6/15/19	750,000	764,269
Enterprise Products Operating LLC, Series B, Company Guaranteed 7.03%, 1/15/68	1,000,000	930,843
Occidental Petroleum Corp., Sr. Unsecured 4.13%, 6/01/16	500,000	509,120
Petrobras International Finance Co., Company Guaranteed 6.88%, 1/20/40	500,000	502,000
Pioneer Natural Resources Co., Sr. Unsecured 6.88%, 5/01/18	1,000,000	966,503
Rowan Cos., Inc., Sr. Unsecured 7.88%, 8/01/19	500,000	539,767
Sempra Energy, Sr. Unsecured 6.50%, 6/01/16	500,000	551,185
TOTAL OIL & GAS		$7,377,080

OIL & GAS FIELD SERVICES – 0.6%
Weatherford International Ltd., Company Guaranteed 7.00%, 3/15/38	750,000	769,140

PHARMACEUTICALS – 0.8%
(1)Pfizer, Inc., Sr. Unsecured 2.25%, 12/15/09	1,000,000	1,026,334

PIPELINES – 1.6%
Enterprise Products Operating LLC, Company Guaranteed 6.13%, 10/15/39	500,000	501,584
Kinder Morgan Energy Partners LP, Sr. Unsecured 6.50%, 9/01/39	500,000	509,906
Plains All American Pipeline LP / PAA Finance Corp., Company Guaranteed 5.75%, 1/15/20	500,000	513,650
Spectra Energy Capital LLC, Company Guaranteed 5.65%, 3/01/20	500,000	515,775
TOTAL PIPELINES		$2,040,915

REAL ESTATE INVESTMENT TRUSTS (REIT) – 2.5%
AvalonBay Communities, Inc., Sr. Unsecured 5.70%, 3/15/17	250,000	256,927
Boston Properties LP, Sr. Unsecured 5.88%, 10/15/19	1,000,000	1,009,607
HRPT Properties Trust, Sr. Unsecured 6.65%, 1/15/18	500,000	470,128
Mack-Cali Realty Corp., Sr. Unsecured 7.75%, 8/15/19	250,000	264,090
Simon Property Group, LP, Sr. Unsecured 5.38%, 6/01/11	500,000	519,796

(MTB Intermediate-Term Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

32	PORTFOLIOS OF INVESTMENTS

MTB Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

Simon Property Group, LP, Sr. Unsecured 6.75%, 5/15/14	$750,000	$815,703
TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$3,336,251

RETAIL – 1.6%
CVS Caremark Corp., Sr. Unsecured 6.13%, 9/15/39	500,000	508,447
Staples, Inc., Company Guaranteed 7.75%, 4/01/11	250,000	269,554
Yum! Brands, Inc., Sr. Unsecured 8.88%, 4/15/11	1,000,000	1,096,132
Yum! Brands, Inc., Sr. Unsecured 5.30%, 9/15/19	250,000	256,188
TOTAL RETAIL		$2,130,321

SOFTWARE – 0.6%
Oracle Corp., Sr. Unsecured 5.00%, 1/15/11	800,000	840,679

TELECOMMUNICATIONS – 3.4%
American Tower Corp., Sr. Unsecured 7.13%, 10/15/12	1,000,000	1,017,810
#,@American Tower Corp., Notes 4.63%, 4/01/15	250,000	253,991
AT&T, Inc., Sr. Unsecured 6.25%, 3/15/11	770,000	820,408
CenturyTel, Inc., Series Q, Sr. Unsecured 6.15%, 9/15/19	250,000	253,389
CenturyTel, Inc., Series P, Sr. Unsecured 7.60%, 9/15/39	1,000,000	982,109
#,@Qwest Communications International, Inc., Company Guaranteed 8.00%, 10/01/15	125,000	124,375
Sprint Capital Corp., Company Guaranteed 7.63%, 1/30/11	1,000,000	1,016,250
TOTAL TELECOMMUNICATIONS		$4,468,332

TRANSPORTATION – 1.2%
Canadian National Railway Co., Sr. Unsecured Notes 5.85%, 11/15/17	500,000	556,205
#,@Korea Railroad Corp., 5.38%, 5/15/13	500,000	520,702
Norfolk Southern Corp., Sr. Unsecured 5.90%, 6/15/19	250,000	277,051
Union Pacific Corp., Sr. Unsecured 5.75%, 11/15/17	250,000	269,971
TOTAL TRANSPORTATION		$1,623,929
TOTAL CORPORATE BONDS (COST $69,528,399)		$71,627,145

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.8%

AIRLINES – 0.8%
Continental Airlines, Inc., Series A, Pass-Thru Certificates 7.25%, 11/10/19	250,000	254,062
Delta Air Lines, Inc., Series 071A, Pass-Thru Certificates 6.82%, 8/10/22	875,352	831,037
TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $1,113,535)		$1,085,099

Description	Par Value	Value

MORTGAGE-BACKED SECURITIES – 30.7%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 14.7%
Pool A18401, 6.00%, 2/01/34	$239,062	$256,302
Pool C90293, 7.50%, 9/01/19	363,059	397,889
Pool C90504, 6.50%, 12/01/21	172,325	185,936
Pool E76204, 5.50%, 4/01/14	2,351	2,488
Pool E83022, 6.00%, 4/01/16	108,983	116,776
Pool E92817, 5.00%, 12/01/17	691,838	739,921
Pool G03703, 5.50%, 12/01/37	3,599,368	3,798,195
Pool G11311, 5.00%, 10/01/17	528,672	563,003
Pool G12709, 5.00%, 7/01/22	5,948,133	6,294,612
Pool G13077, 5.50%, 4/01/23	6,486,359	6,910,067
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$19,265,189

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 15.3%
Pool 254240, 7.00%, 3/01/32	249,338	274,898
Pool 256674, 6.00%, 4/01/37	3,951,861	4,207,991
Pool 303831, 6.00%, 4/01/11	27,177	27,927
Pool 313224, 7.00%, 12/01/11	34,998	36,352
Pool 424286, 6.50%, 6/01/13	21,624	22,956
Pool 526062, 7.50%, 12/01/29	32,287	35,652
Pool 619054, 5.50%, 2/01/17	351,727	376,106
Pool 832365, 5.50%, 8/01/20	3,145,336	3,352,043
Pool 838741, 5.00%, 9/01/20	2,995,786	3,182,711
Pool 839291, 5.00%, 9/01/20	96,505	102,527
Pool 885704, 6.00%, 10/01/36	5,568,054	5,932,413
Pool 933147, 5.50%, 10/01/37	2,446,494	2,578,580
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$20,130,156

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.7%
Pool 2616, 7.00%, 7/20/28	142,891	156,870
Pool 2701, 6.50%, 1/20/29	276,009	298,985
Pool 426727, 7.00%, 2/15/29	33,732	37,036
Pool 780825, 6.50%, 7/15/28	300,110	325,052
Pool 781231, 7.00%, 12/15/30	131,370	144,200
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$962,143
TOTAL MORTGAGE-BACKED SECURITIES (COST $38,072,257)		$40,357,488

U.S. TREASURY – 0.8%

INFLATION INDEXED BONDS – 0.8%
3.00, 7/15/12	380,000	489,797
1.63, 1/15/15	500,000	584,162
TOTAL U.S. TREASURY (COST $1,020,052)		$1,073,959

(MTB Intermediate-Term Bond Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	33

MTB Intermediate-Term Bond Fund (concluded)

Description	Par Value	Value

REPURCHASE AGREEMENT – 2.3%

Interest in $2,971,657 repurchase agreement 0.07%, dated 10/30/09 under which Credit Suisse First Boston LLC will repurchase a U.S. Government security maturing on 12/30/11 for $2,971,674 on 11/02/09. The market value of the underlying securities at the end of the period was $3,035,500.

(COST $2,971,657)		$2,971,657
TOTAL INVESTMENTS – 100.6% (COST $127,834,288)		$132,230,788
OTHER LIABILITIES LESS ASSETS – (0.6%)		(890,900)
TOTAL NET ASSETS – 100.0%		$131,339,888

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $4,396,500. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $5,319,868 and net unrealized depreciation from investments for those securities having an excess of cost over value of $923,368.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Asset-Backed Securities	$—	$1,030,624	$—	$1,030,624
Collateralized Mortgage Obligations	—	14,084,816	—	14,084,816
Corporate Bonds	—	71,627,145	—	71,627,145
Enhanced Equipment Trust Certificates	—	1,085,099	—	1,085,099
Mortgage-Backed Securities	—	40,357,488	—	40,357,488
U.S. Treasury	—	1,073,959	—	1,073,959
Repurchase Agreement		2,971,657	—	2,971,657

Total	$—	$132,230,788	$—	$132,230,788

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

34

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Income Fund

At October 31, 2009, the Fund’s portfolio composition was as follows:

Sector Classification	Percentage of Total Net Assets
Corporate Bonds	56.3%
Mortgage-Backed Securities	26.8%
U.S. Treasury	8.5%
Collateralized Mortgage Obligations	7.3%
Asset-Backed Securities	1.0%
Commercial Paper	0.5%
Taxable Municipal Bond	0.4%
Enhanced Equipment Trust Certificates	0.3%
Cash Equivalents[1]	4.5%
Other Assets and Liabilities – Net[2]	(5.6)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Services and Standard and Poor’s.

PORTFOLIO OF INVESTMENTS

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	39.6%
AA	8.6%
A	19.3%
BBB	28.1%
BB	3.4%
B	1.3%
CCC	0.8%
Not rated	4.5%
Other Assets and Liabilities – Net[2]	(5.6%)

TOTAL	100.0%

Description	Par Value	Value

ASSET-BACKED SECURITIES – 1.0%

FINANCIAL SERVICES – 1.0%
Daimler Chrysler Auto Trust, Series 2008-B, Class A2A, 3.81%, 7/08/11	$566,000	$569,816
#,@LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26	1,577,937	1,503,559
TOTAL ASSET-BACKED SECURITIES (COST $2,143,916)		$2,073,375

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.3%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 1.7%
#,@American Tower Trust, Series 2007-1A, Class AFX, 5.42%, 4/15/37	1,000,000	990,184
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.63%, 4/10/49	1,500,000	1,497,891
Morgan Stanley Capital I, Series 2005-T19, Class AAB, 4.85%, 6/12/47	950,000	988,328
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$3,476,403

Description	Par Value	Value

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.1%
Series 1920, Class H, 7.00%, 1/15/12	$173,413	$180,776

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Series 1988-23, Class C, 9.75%, 9/25/18	13,128	14,592

WHOLE LOAN – 5.5%
(1)Banc of America Mortgage Securities, Inc. Series 2004-A, Class 2A1, 5.44%, 11/25/09	652,149	592,252
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	4,207,907	4,168,958
GSR Mortgage Loan Trust, Series 2006-2F, Class 2A15, 5.75%, 2/25/36	823,238	734,158
(1)Indymac INDA Mortgage Loan Trust Series 2005-AR1, Class 2A1, 5.06%, 11/25/09	1,854,734	1,546,084
Morgan Stanley Mortgage Loan Trust Series 2004-1, Class 1A8, 4.75%, 11/25/18	420,565	416,259

(MTB Income Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	35

MTB Income Fund (continued)

Description	Par Value	Value

WaMu Mortgage Pass-Through Certificates, Series 2004-CB1, Class 1A, 5.25%, 6/25/19	$3,501,722	$3,517,919
TOTAL WHOLE LOAN		$10,975,630
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $14,851,020)		$14,647,401

(7)COMMERCIAL PAPER – 0.5%

OIL & GAS FIELD SERVICES – 0.5%
#,@Devon Energy Corp., 0.25%, 11/03/09	500,000	499,989
XTO Energy, Inc., 0.28%, 11/25/09	500,000	499,903
TOTAL COMMERCIAL PAPER (COST $999,900)		$999,892

CORPORATE BONDS – 56.3%

AEROSPACE & DEFENSE – 0.9%
#,@BAE Systems Holdings, Inc., Company Guaranteed 6.38%, 6/01/19	500,000	547,857
Boeing Co., Sr. Unsecured 5.88%, 2/15/40	250,000	268,912
United Technologies Corp., Sr. Unsecured 4.38%, 5/01/10	1,000,000	1,021,077
TOTAL AEROSPACE & DEFENSE		$1,837,846

AUTO MANUFACTURERS – 0.3%
Daimler Finance North America LLC, Company Guaranteed 5.75%, 9/08/11	500,000	527,030

BANKS – 10.9%
Bank of America Corp., Subordinated 7.13%, 10/15/11	200,000	215,902
Bank of America Corp., Sr. Unsecured 7.38%, 5/15/14	750,000	841,157
Bank of America Corp., Unsecured 6.50%, 8/01/16	1,250,000	1,335,546
#,@Bank of New York Institutional Capital Trust A, Jr. Subordinated Notes 7.78%, 12/01/26	1,500,000	1,350,223
(1)BankBoston Capital Trust III, Company Guaranteed 1.05%, 12/15/09	900,000	528,189
Barclays Bank PLC, Series 1, Sr. Unsecured 5.00%, 9/22/16	500,000	511,727
Barclays Bank PLC, Sr. Unsecured 6.75%, 5/22/19	500,000	563,238
BB&T Corp., Sr. Unsecured 3.85%, 7/27/12	1,000,000	1,035,903
BB&T Corp., Subordinated 4.75%, 10/01/12	500,000	523,281
BB&T Corp., Sr. Unsecured 6.85%, 4/30/19	1,500,000	1,695,630
Capital One Financial Corp., Sr. Notes 7.38%, 5/23/14	250,000	284,372
Citigroup, Inc., Sr. Unsecured 5.50%, 4/11/13	1,000,000	1,047,304
Citigroup, Inc., Sr. Unsecured 5.50%, 10/15/14	500,000	514,809
Citigroup, Inc., Unsecured 8.50%, 5/22/19	1,000,000	1,171,074
Credit Suisse, Sr. Unsecured 5.50%, 5/01/14	1,000,000	1,089,531
Credit Suisse, Sr. Unsecured 5.30%, 8/13/19	250,000	258,106
Goldman Sachs Group, Inc., Sr. Unsecured 5.25%, 4/01/13	1,000,000	1,069,587

Description	Par Value	Value

Goldman Sachs Group, Inc. , Notes 6.00%, 5/01/14	$500,000	$548,773
JP Morgan Chase & Co., Sr. Unsecured 3.70%, 1/20/15	1,000,000	1,007,534
JP Morgan Chase Bank NA, Subordinated 6.00%, 10/01/17	750,000	799,031
Keybank NA, Subordinated 5.45%, 3/03/16	1,000,000	924,128
Morgan Stanley, Sr. Unsecured 4.00%, 1/15/10	500,000	503,325
Morgan Stanley, Sr. Unsecured 5.63%, 9/23/19	1,000,000	1,009,645
PNC Bank NA, Subordinated 6.88%, 4/01/18	1,000,000	1,072,707
PNC Funding Corp., Bank Guaranteed 6.70%, 6/10/19	500,000	562,950
State Street Corp., Sr. Unsecured 4.30%, 5/30/14	250,000	262,181
U.S. Bancorp, Sr. Unsecured 4.20%, 5/15/14	500,000	525,523
U.S. Bank NA, Sr. Unsecured 5.92%, 5/25/12	686,917	716,043
TOTAL BANKS		$21,967,419

BEVERAGES – 1.5%
#,@Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed 6.88%, 11/15/19	500,000	557,348
#,@Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed 5.38%, 1/15/20	500,000	497,235
Bottling Group LLC, Company Guaranteed 5.13%, 1/15/19	500,000	531,120
Coca-Cola Co., Sr. Unsecured 4.88%, 3/15/19	750,000	794,262
Fortune Brands, Inc., Sr. Unsecured 6.38%, 6/15/14	500,000	533,149
TOTAL BEVERAGES		$2,913,114

BUILDING MATERIALS – 0.4%
#,@Holcim U.S. Finance Sarl & CIE SCS, Company Guaranteed 6.00%, 12/30/19	500,000	516,579
Owens Corning, Company Guaranteed 9.00%, 6/15/19	250,000	272,188
TOTAL BUILDING MATERIALS		$788,767

CAPITAL MARKETS – 0.8%
Jefferies Group, Inc., Sr. Unsecured 8.50%, 7/15/19	1,450,000	1,580,223

CHEMICALS – 1.0%
Cabot Corp., Sr. Unsecured 5.00%, 10/01/16	500,000	499,879
Dow Chemical Co., Sr. Unsecured 8.55%, 5/15/19	500,000	572,845
Dow Chemical Co., Sr. Unsecured 9.40%, 5/15/39	250,000	309,559
Eastman Chemical Co., Sr. Unsecured 5.50%, 11/15/19	125,000	126,946
Potash Corp. of Saskatchewan, Inc., Sr. Unsecured 4.88%, 3/30/20	500,000	502,329
TOTAL CHEMICALS		$2,011,558

(MTB Income Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

36	PORTFOLIOS OF INVESTMENTS

MTB Income Fund (continued)

Description	Par Value	Value

COMMERCIAL SERVICES – 0.5%
Board of Trustees of The Leland Stanford Junior University, Bonds 4.75%, 5/01/19	$500,000	$522,737
Iron Mountain, Inc., Company Guaranteed 8.00%, 6/15/20	500,000	510,000
TOTAL COMMERCIAL SERVICES		$1,032,737

COSMETICS/PERSONAL CARE – 0.5%
Procter & Gamble Co., Sr. Unsecured 5.80%, 8/15/34	1,000,000	1,094,171

DIVERSIFIED FINANCIAL SERVICES – 5.4%
American Express Credit Corp., Sr. Unsecured 5.13%, 8/25/14	1,000,000	1,055,948
#,@ASIF Global Financing XIX, Sr. Secured 4.90%, 1/17/13	1,175,000	1,097,450
#,@Cantor Fitzgerald LP, Bonds 7.88%, 10/15/19	500,000	500,806
#,@FMR LLC, Sr. Unsecured 6.45%, 11/15/39	1,000,000	1,006,569
(1)Ford Motor Credit Co. LLC, Sr. Unsecured 1.85%, 1/15/10	1,000,000	994,137
Ford Motor Credit Co. LLC, Sr. Unsecured 8.70%, 10/01/14	500,000	496,250
General Electric Capital Corp., Sr. Unsecured 4.38%, 9/21/15	1,000,000	1,017,117
General Electric Capital Corp., Subordinated 6.38%, 11/15/67	1,000,000	870,000
International Lease Finance Corp., Sr. Unsecured 5.88%, 5/01/13	1,150,000	878,600
JPMorgan Chase Capital XVIII, Series R, Company Guaranteed 6.95%, 8/17/36	1,000,000	982,109
MBNA Capital, Series A, Bank Guaranteed 8.28%, 12/01/26	1,000,000	978,750
(1)SLM Corp., Sr. Unsecured 0.44%, 1/25/10	500,000	480,684
SLM Corp., Series A, Sr. Unsecured, MTN 4.50%, 7/26/10	500,000	495,722
TOTAL DIVERSIFIED FINANCIAL SERVICES		$10,854,142

ELECTRIC – 2.8%
American Electric Power Co., Inc., Series C, Sr. Unsecured 5.38%, 3/15/10	250,000	254,303
CenterPoint Energy, Inc., Series B, Sr. Unsecured 6.85%, 6/01/15	1,250,000	1,288,881
CenterPoint Energy, Inc., Sr. Unsecured 6.50%, 5/01/18	125,000	126,640
DTE Energy Co., Sr. Unsecured 7.63%, 5/15/14	250,000	277,414
Duke Energy Corp., Sr. Unsecured 6.30%, 2/01/14	250,000	277,510
Exelon Generation Co., LLC, Sr. Unsecured 6.25%, 10/01/39	500,000	527,786
#,@Kansas Gas & Electric, 1st Mortgage 6.70%, 6/15/19	250,000	285,590
PPL Electric Utilities Corp., 1st Mortgage 6.25%, 5/15/39	500,000	553,979
Progress Energy, Inc., Sr. Unsecured 6.05%, 3/15/14	1,000,000	1,102,915

Description	Par Value	Value

Puget Sound Energy, Inc., Sr. Secured 5.76%, 10/01/39	$250,000	$246,641
Virginia Electric & Power Co., Sr. Unsecured 8.88%, 11/15/38	500,000	707,280
TOTAL ELECTRIC		$5,648,939

ELECTRICAL COMPONENTS & EQUIPMENT – 0.1%
Emerson Electric Co., Sr. Unsecured 6.13%, 4/15/39	200,000	224,235

ENERGY EQUIPMENT & SERVICES – 0.8%
National Oilwell Varco, Inc., Sr. Unsecured 5.65%, 11/15/12	1,500,000	1,543,851

FOOD – 2.2%
General Mills, Inc., Sr. Unsecured 6.00%, 2/15/12	500,000	545,137
General Mills, Inc., Sr. Unsecured 5.65%, 2/15/19	250,000	271,236
Kellogg Co., Sr. Unsecured 4.45%, 5/30/16	250,000	260,644
Kraft Foods, Inc., Sr. Unsecured 5.63%, 11/01/11	1,000,000	1,068,919
Kroger Co., Company Guaranteed 3.90%, 10/01/15	250,000	253,358
Kroger Co., Company Guaranteed 8.00%, 9/15/29	500,000	618,420
McCormick & Co., Inc., Sr. Unsecured 5.75%, 12/15/17	500,000	540,252
#,@Ralcorp Holdings, Inc., Sr. Notes 6.63%, 8/15/39	500,000	517,469
SYSCO Corp., Sr. Unsecured 5.38%, 3/17/19	250,000	272,559
TOTAL FOOD		$4,347,994

HOTELS, RESTAURANTS & LEISURE – 0.3%
#,@Hyatt Hotels Corp., Sr. Unsecured 6.88%, 8/15/19	500,000	520,870

INSURANCE – 1.7%
Protective Life Corp., Sr. Unsecured 7.38%, 10/15/19	500,000	504,590
Prudential Financial, Inc., Sr. Unsecured 6.20%, 1/15/15	500,000	536,759
Prudential Financial, Inc., Sr. Unsecured 4.75%, 9/17/15	1,000,000	999,281
Travelers Cos., Inc., Sr. Unsecured 8.13%, 4/15/10	1,275,000	1,316,174
TOTAL INSURANCE		$3,356,804

IRON/STEEL – 0.7%
Arcelormittal, Notes 7.00%, 10/15/39	1,500,000	1,422,695

MEDIA – 4.5%
Comcast Corp., Company Guaranteed 5.90%, 3/15/16	1,000,000	1,079,994
Comcast Corp., Company Guaranteed 5.70%, 7/01/19	1,500,000	1,573,938

(MTB Income Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	37

MTB Income Fund (continued)

Description	Par Value	Value

#,@COX Enterprises, Inc., Sr. Unsecured 7.88%, 9/15/10	$1,000,000	$1,045,842
#,@DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed 5.88%, 10/01/19	1,000,000	1,017,079
#,@News America, Inc., Company Guaranteed 6.90%, 8/15/39	500,000	526,072
Time Warner Cable, Inc., Company Guaranteed 8.25%, 4/01/19	1,000,000	1,206,350
Time Warner Cable, Inc., Company Guaranteed 6.75%, 6/15/39	500,000	529,858
Viacom, Inc., Sr. Unsecured 5.63%, 9/15/19	1,000,000	1,040,329
Walt Disney Co., Series C, Sr. Unsecured 5.70%, 7/15/11	1,000,000	1,079,397
TOTAL MEDIA		$9,098,859

METALS & MINING – 2.0%
#,@Barrick Australian Finance Pty Ltd., Company Guaranteed 5.95%, 10/15/39	1,045,000	1,024,337
Newmont Mining Corp., Company Guaranteed 6.25%, 10/01/39	500,000	490,041
Rio Tinto Finance USA Ltd., Company Guaranteed 9.00%, 5/01/19	750,000	934,703
Vale Overseas Ltd., Company Guaranteed 5.63%, 9/15/19	500,000	503,935
Xstrata Canada Corp., Company Guaranteed 7.25%, 7/15/12	500,000	531,182
#,@Xstrata Finance Canada Ltd., Company Guaranteed 6.90%, 11/15/37	500,000	487,239
TOTAL METALS & MINING		$3,971,437

MISCELLANEOUS MANUFACTURING – 0.3%
Harris Corp., Sr. Unsecured 6.38%, 6/15/19	250,000	274,590
ITT Corp., Sr. Unsecured 6.13%, 5/01/19	250,000	276,236
TOTAL MISCELLANEOUS MANUFACTURING		$550,826

MULTI-UTILITIES – 0.3%
Dominion Resources, Inc., Series A, Sr. Unsecured 5.60%, 11/15/16	500,000	533,276

OFFICE/BUSINESS EQUIPMENT – 0.8%
Xerox Corp., Sr. Unsecured 6.88%, 8/15/11	1,500,000	1,605,585

OIL & GAS – 4.7%
Anadarko Petroleum Corp., Sr. Unsecured 5.75%, 6/15/14	250,000	270,251
ConocoPhillips, Sr. Unsecured 8.75%, 5/25/10	1,000,000	1,044,481
Diamond Offshore Drilling, Inc., Sr. Unsecured 5.70%, 10/15/39	500,000	489,324
#,@Dolphin Energy Ltd., Sr. Secured 5.89%, 6/15/19	750,000	764,269
Enterprise Products Operating LLC, Series B, Company Guaranteed 7.03%, 1/15/68	1,000,000	930,843
Occidental Petroleum Corp., Sr. Unsecured 4.13%, 6/01/16	500,000	509,120
Petrobras International Finance Co., Company Guaranteed 6.88%, 1/20/40	500,000	502,000

Description	Par Value	Value

#,@Petroleum Co of Trinidad & Tobago Ltd., Sr. Unsecured 9.75%, 8/14/19	$1,000,000	$1,140,000
Pioneer Natural Resources Co., Sr. Unsecured 6.88%, 5/01/18	1,000,000	966,503
Rowan Cos., Inc., Sr. Unsecured 7.88%, 8/01/19	500,000	539,767
Sempra Energy, Sr. Unsecured 6.50%, 6/01/16	500,000	551,185
Valero Energy Corp., Company Guaranteed 10.50%, 3/15/39	500,000	640,420
XTO Energy, Inc., Sr. Unsecured 6.50%, 12/15/18	$1,000,000	1,116,601
TOTAL OIL & GAS		$9,464,764

OIL & GAS FIELD SERVICES – 1.2%
NuStar Pipeline Operating Partnership, LP, Sr. Unsecured 5.88%, 6/01/13	1,250,000	1,297,141
Weatherford International Ltd., Company Guaranteed 7.00%, 3/15/38	1,000,000	1,025,520
TOTAL OIL & GAS FIELD SERVICES		$2,322,661

OIL & GAS SERVICES – 1.1%
Halliburton Co., Sr. Unsecured 5.50%, 10/15/10	1,000,000	1,047,409
Smith International, Inc., Sr. Unsecured 8.63%, 3/15/14	1,000,000	1,154,164
TOTAL OIL & GAS SERVICES		$2,201,573

PHARMACEUTICALS – 0.7%
Abbott Laboratories, Sr. Unsecured 5.13%, 4/01/19	1,000,000	1,062,563
Merck & Co., Inc., Sr. Unsecured 5.85%, 6/30/39	250,000	273,344
TOTAL PHARMACEUTICALS		$1,335,907

PIPELINES – 1.3%
Enterprise Products Operating LLC, Company Guaranteed 6.13%, 10/15/39	500,000	501,584
Kinder Morgan Energy Partners LP, Sr. Unsecured 6.85%, 2/15/20	500,000	558,619
Kinder Morgan Energy Partners LP, Sr. Unsecured 6.50%, 9/01/39	500,000	509,906
Plains All American Pipeline LP / PAA Finance Corp., Company Guaranteed 5.75%, 1/15/20	500,000	513,650
Spectra Energy Capital LLC, Company Guaranteed 5.65%, 3/01/20	500,000	515,775
TOTAL PIPELINES		$2,599,534

REAL ESTATE INVESTMENT TRUSTS (REIT) – 2.0%
AvalonBay Communities, Inc., Sr. Unsecured 5.70%, 3/15/17	250,000	256,927
Boston Properties LP, Sr. Unsecured 5.88%, 10/15/19	1,000,000	1,009,607
Boston Properties, LP, Sr. Unsecured 5.00%, 6/01/15	650,000	661,296
HRPT Properties Trust, Sr. Unsecured 6.65%, 1/15/18	500,000	470,128

(MTB Income Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

38	PORTFOLIOS OF INVESTMENTS

MTB Income Fund (continued)

Description	Par Value	Value

Mack-Cali Realty Corp., Sr. Unsecured 7.75%, 8/15/19	$250,000	$264,090
Simon Property Group, LP, Sr. Unsecured 5.38%, 6/01/11	500,000	519,796
Simon Property Group, LP, Sr. Unsecured 6.75%, 5/15/14	750,000	815,703
TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$3,997,547

RETAIL – 1.5%
CVS Caremark Corp., Sr. Unsecured 6.13%, 9/15/39	500,000	508,447
McDonald’s Corp., Sr. Unsecured 6.30%, 3/01/38	1,000,000	1,144,628
Staples, Inc., Company Guaranteed 7.75%, 4/01/11	250,000	269,554
Yum! Brands, Inc., Sr. Unsecured 8.88%, 4/15/11	802,000	879,098
Yum! Brands, Inc., Sr. Unsecured 5.30%, 9/15/19	250,000	256,188
TOTAL RETAIL		$3,057,915

SOFTWARE – 0.2%
Oracle Corp., Sr. Unsecured 3.75%, 7/08/14	500,000	522,728

TELECOMMUNICATIONS – 3.5%
American Tower Corp., Sr. Unsecured 7.13%, 10/15/12	1,500,000	1,526,715
#,@American Tower Corp., Notes 4.63%, 4/01/15	250,000	253,991
AT&T, Inc., Sr. Unsecured 6.70%, 11/15/13	1,000,000	1,138,087
#,@Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsecured 8.50%, 11/15/18	500,000	625,895
CenturyTel, Inc., Series Q, Sr. Unsecured 6.15%, 9/15/19	250,000	253,389
CenturyTel, Inc., Series P, Sr. Unsecured 7.60%, 9/15/39	1,000,000	982,109
#,@Qwest Communications International, Inc., Company Guaranteed 8.00%, 10/01/15	125,000	124,375
Sprint Capital Corp., Company Guaranteed 7.63%, 1/30/11	1,000,000	1,016,250
Verizon Communications, Inc., Sr. Unsecured 6.35%, 4/01/19	1,000,000	1,108,313
TOTAL TELECOMMUNICATIONS		$7,029,124

TRANSPORTATION – 1.4%
Burlington Northern Santa Fe Corp., Sr. Unsecured 6.20%, 8/15/36	1,000,000	1,089,414
#,@Korea Railroad Corp., Sr. Unsecured 5.38%, 5/15/13	500,000	520,702
Norfolk Southern Corp., Sr. Unsecured 5.90%, 6/15/19	250,000	277,051
Union Pacific Corp., Sr. Unsecured 5.75%, 11/15/17	900,000	971,896
TOTAL TRANSPORTATION		$2,859,063
TOTAL CORPORATE BONDS (COST $108,343,603)		$112,823,194

Description	Par Value	Value

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.3%

AIRLINES – 0.3%
Continental Airlines, Inc., Series A, Pass-Thru Certificates 7.25%, 11/10/19	$250,000	$254,063
Delta Air Lines, Inc., Series 071A, Pass-Thru Certificates 6.82%, 8/10/22	437,676	415,519
TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $687,676)		$669,582

MORTGAGE-BACKED SECURITIES – 26.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 15.2%
Pool , 5.00%, 11/15/34	6,000,000	6,219,375
Pool A13990, 4.50%, 10/01/33	306,589	312,486
Pool A83578, 5.00%, 12/01/38	1,192,598	1,238,488
Pool B17616, 5.50%, 1/01/20	409,697	437,667
Pool C00478, 8.50%, 9/01/26	40,165	44,457
Pool C01272, 6.00%, 12/01/31	247,264	265,629
Pool C79603, 6.00%, 2/01/33	169,562	181,790
Pool E00560, 6.00%, 7/01/13	102,544	108,356
Pool G02296, 5.00%, 6/01/36	2,785,806	2,898,225
Pool G02976, 5.50%, 6/01/37	2,354,664	2,484,735
Pool G02988, 6.00%, 5/01/37	2,219,683	2,365,188
Pool G03703, 5.50%, 12/01/37	1,079,810	1,139,459
Pool G04338, 5.50%, 5/01/38	9,660,602	10,194,250
Pool G04776, 5.50%, 7/01/38	1,562,043	1,648,329
Pool G12709, 5.00%, 7/01/22	914,089	967,335
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$30,505,769

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 11.1%
Pool , 5.00%, 11/15/34	5,000,000	5,182,812
Pool 254007, 6.50%, 10/01/31	112,182	121,649
Pool 254759, 4.50%, 6/01/18	655,349	693,448
Pool 329794, 7.00%, 2/01/26	133,238	147,592
Pool 346537, 6.00%, 5/01/11	69,737	74,804
Pool 398162, 6.50%, 1/01/28	61,671	66,876
Pool 398938, 6.50%, 10/01/27	28,281	30,668
Pool 402255, 6.50%, 12/01/27	9,128	9,898
Pool 535939, 6.00%, 5/01/16	230,948	249,530
Pool 638023, 6.50%, 4/01/32	366,554	401,393
Pool 642345, 6.50%, 5/01/32	273,272	296,163
Pool 651292, 6.50%, 7/01/32	288,515	312,683
Pool 686398, 6.00%, 3/01/33	545,403	584,548
Pool 688987, 6.00%, 5/01/33	726,802	778,966
Pool 695818, 5.00%, 4/01/18	1,260,856	1,346,621
Pool 885704, 6.00%, 10/01/36	2,784,027	2,966,207
Pool 889982, 5.50%, 11/01/38	3,032,168	3,195,874

(MTB Income Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	39

MTB Income Fund (continued)

Description	Par Value	Value

Pool 889995, 5.50%, 9/01/38	$4,512,846	$4,756,493
Pool 975207, 5.00%, 3/01/23	1,053,423	1,112,239
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$22,328,464

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.5%
Pool 2077, 7.00%, 9/20/25	34,990	38,273
Pool 354677, 7.50%, 10/15/23	85,991	94,149
Pool 354713, 7.50%, 12/15/23	43,324	47,434
Pool 354765, 7.00%, 2/15/24	128,598	141,039
Pool 354827, 7.00%, 5/15/24	113,777	124,784
Pool 360869, 7.50%, 5/15/24	35,709	40,358
Pool 361843, 7.50%, 10/15/24	76,198	86,118
Pool 373335, 7.50%, 5/15/22	28,799	32,447
Pool 385623, 7.00%, 5/15/24	99,414	109,574
Pool 503405, 6.50%, 4/15/29	187,901	203,517
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$917,693
TOTAL MORTGAGE-BACKED SECURITIES (COST $51,935,493)		$53,751,926

TAXABLE MUNICIPAL BOND – 0.4%

GENERAL REVENUE – 0.4%
Contra Costa County Public Financing Authority, CA, (National Reinsurance), 5.52%, 8/01/17	875,000	864,238
TOTAL TAXABLE MUNICIPAL BOND (COST $875,000)		$864,238

Description	Par Value	Value

U.S. TREASURY – 8.5%

INFLATION INDEXED BONDS – 0.0%**
2.00, 1/15/14	$100,000	$122,614

U.S. TREASURY NOTE – 8.5%
4.25, 5/15/39	1,000,000	1,002,188
4.50, 5/15/38	1,585,000	1,655,334
0.88, 12/31/10	5,500,000	5,526,211
1.75, 3/31/14	1,500,000	1,478,906
2.63, 6/30/14	1,300,000	1,324,984
2.63, 7/31/14	1,000,000	1,019,063
4.50, 2/15/16	1,300,000	1,432,844
3.75, 11/15/18	500,000	515,469
3.63, 8/15/19	3,000,000	3,057,188
TOTAL U.S. TREASURY NOTE		$17,012,187
TOTAL U.S. TREASURY (COST $17,528,371)		$17,134,801

REPURCHASE AGREEMENT – 4.5%

Interest in $8,975,253 repurchase agreement 0.07%, dated 10/30/09 under which Credit Suisse First Boston LLC will repurchase a U.S. Government security maturing on 12/30/11 for $8,975,305 on 11/02/09. The market value of the underlying securities at the end of the period was $9,157,091.

(COST $8,975,253)		$8,975,253
TOTAL INVESTMENTS – 105.6% (COST $206,340,232)		$211,939,662
OTHER LIABILITIES LESS ASSETS – (5.6%)		(11,318,724)
TOTAL NET ASSETS – 100.0%		$200,620,938

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $5,599,430. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $7,960,618 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,361,188.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

(MTB Income Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

40	PORTFOLIOS OF INVESTMENTS

MTB Income Fund (concluded)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Asset-Backed Securities	$—	$2,073,375	$—	$2,073,375
Collateralized Mortgage Obligations	—	14,647,401	—	14,647,401
Commercial Paper	—	999,892	—	999,892
Corporate Bonds	—	112,823,194	—	112,823,194
Enhanced Equipment Trust Certificates	—	669,582	—	669,582
Mortgage-Backed Securities	—	53,751,926	—	53,751,926
Taxable Municipal Bond	—	864,238	—	864,238
U.S. Treasury	—	17,134,801	—	17,134,801
Repurchase Agreement	—	8,975,253	—	8,975,253

Total	$—	$211,939,662	$—	$211,939,662

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

41

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Conservative Growth

At October 31, 2009, the Fund’s portfolio composition1 was as follows

Percentage of Total Net Assets
MTB Income Fund	21.3%
MTB International Equity Fund	14.7%
MTB Large Cap Growth Fund	13.7%
MTB Intermediate-Term Bond Fund	11.2%
MTB Short-Term Corporate Bond Fund	10.1%
MTB Prime Money Market Fund	8.2%
MTB Large Cap Value Fund	6.9%
MTB Short Duration Government Bond Fund	5.1%
MTB U.S. Government Bond Fund	3.1%
MTB Mid Cap Growth Fund	2.9%
MTB Small Cap Growth Fund	2.9%
Other Assets and Liabilities – Net[2]	(0.1)%

TOTAL	100.0%

(1)	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Value

(2)MUTUAL FUNDS – 91.9%

EQUITY FUNDS – 41.1%
MTB International Equity Fund, Institutional I Shares	153,227	$1,230,410
MTB Large Cap Growth Fund, Institutional I Shares	166,055	1,149,103
MTB Large Cap Value Fund, Institutional I Shares	66,327	580,362
MTB Mid Cap Growth Fund, Institutional I Shares	23,700	245,057
MTB Small Cap Growth Fund, Institutional I Shares	21,022	240,492
TOTAL EQUITY FUNDS		$3,445,424

FIXED INCOME FUNDS – 50.8%
MTB Income Fund, Institutional I Shares	183,587	1,786,297
MTB Intermediate-Term Bond Fund, Institutional I Shares	89,348	935,474
MTB Short Duration Government Bond Fund, Institutional I Shares	42,784	425,700
MTB Short-Term Corporate Bond Fund, Institutional I Shares	83,709	848,809
MTB U.S. Government Bond Fund, Institutional I Shares	26,254	255,187
TOTAL FIXED INCOME FUNDS		$4,251,467
TOTAL MUTUAL FUNDS (COST $7,528,123)		$7,696,891

Description	Number of Shares	Value

MONEY MARKET FUND – 8.2%
+,(2)MTB Prime Money Market Fund, Corporate Shares, 0.08%
(COST $683,696)	$683,696	$683,696
TOTAL INVESTMENTS – 100.1% (COST $8,211,819)		$8,380,587
OTHER LIABILITIES LESS ASSETS – (0.1%)		(9,166)
TOTAL NET ASSETS – 100.0%		$8,371,421

(MTB Managed Allocation Fund – Conservative Growth continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

42	PORTFOLIOS OF INVESTMENTS

MTB Managed Allocation Fund – Conservative Growth (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $168,768. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $334,408 and net unrealized depreciation from investments for those securities having an excess of cost over value of $165,640.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Mutual Funds	$7,696,891	$—	$—	$7,696,891
Money Market Fund	683,696	—	—	683,696

Total	$8,380,587	$—	$—	$8,380,587

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

43

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Moderate Growth

At October 31, 2009, the Fund’s portfolio composition1 was as follows

Percentage of Total Net Assets
MTB Large Cap Growth Fund	25.7%
MTB International Equity Fund	20.8%
MTB Income Fund	14.4%
MTB Intermediate-Term Bond Fund	9.2%
MTB Large Cap Value Fund	8.0%
MTB Short-Term Corporate Bond Fund	7.2%
MTB Mid Cap Growth Fund	4.9%
MTB Prime Money Market Fund	4.1%
MTB Small Cap Growth Fund	3.9%
MTB Short Duration Government Bond Fund	2.0%
Other Assets and Liabilities – Net[2]	(0.2)%

TOTAL	100.0%

(1)	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Value

(2)MUTUAL FUNDS – 96.1%

EQUITY FUNDS – 63.3%
MTB International Equity Fund, Institutional I Shares	979,561	$7,865,875
MTB Large Cap Growth Fund, Institutional I Shares	1,408,265	9,745,192
MTB Large Cap Value Fund, Institutional I Shares	346,157	3,028,874
MTB Mid Cap Growth Fund, Institutional I Shares	180,369	1,865,013
MTB Small Cap Growth Fund, Institutional I Shares	127,980	1,464,088
TOTAL EQUITY FUNDS		$23,969,042

FIXED INCOME FUNDS – 32.8%
MTB Income Fund, Institutional I Shares	558,987	5,438,946
MTB Intermediate-Term Bond Fund, Institutional I Shares	333,878	3,495,698
MTB Short Duration Government Bond Fund, Institutional I Shares	78,161	777,704
MTB Short-Term Corporate Bond Fund, Institutional I Shares	267,620	2,713,664
TOTAL FIXED INCOME FUNDS		$12,426,012
TOTAL MUTUAL FUNDS (COST $35,823,113)		$36,395,054

Description	Number of Shares	Value

MONEY MARKET FUND – 4.1%
+,(2)MTB Prime Money Market Fund, Corporate Shares, 0.08%
(COST $1,567,481)	$1,567,481	$1,567,481
TOTAL INVESTMENTS – 100.2% (COST $37,390,594)		$37,962,535
OTHER LIABILITIES LESS ASSETS – (0.2%)		(69,645)
TOTAL NET ASSETS – 100.0%		$37,892,890

(MTB Managed Allocation Fund – Moderate Growth continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

44	PORTFOLIOS OF INVESTMENTS

MTB Managed Allocation Fund – Moderate Growth (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $571,941. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,382,994 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,811,053.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Mutual Funds	$36,395,054	$—	$—	$36,395,054
Money Market Fund	1,567,481	—	—	1,567,481

Total	$37,962,535	$—	$—	$37,962,535

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

45

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Aggressive Growth

At October 31, 2009, the Fund’s portfolio composition1 was as follows

Percentage of Total Net Assets
MTB Large Cap Growth Fund	41.2%
MTB International Equity Fund	28.1%
MTB Large Cap Value Fund	14.2%
MTB Small Cap Growth Fund	6.9%
MTB Mid Cap Growth Fund	5.0%
MTB Income Fund	4.2%
MTB Prime Money Market Fund	0.7%
Other Assets and Liabilities – Net[2]	(0.3)%

TOTAL	100.0%

(1)	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Value

(2)MUTUAL FUNDS – 99.6%

EQUITY FUNDS – 95.4%
MTB International Equity Fund, Institutional I Shares	630,476	$5,062,726
MTB Large Cap Growth Fund, Institutional I Shares	1,071,737	7,416,422
MTB Large Cap Value Fund, Institutional I Shares	292,477	2,559,173
MTB Mid Cap Growth Fund, Institutional I Shares	87,096	900,574
MTB Small Cap Growth Fund, Institutional I Shares	108,026	1,235,815
TOTAL EQUITY FUNDS		$17,174,710

FIXED INCOME FUND – 4.2%
MTB Income Fund, Institutional I Shares	77,089	750,077
TOTAL MUTUAL FUNDS (COST $18,983,476)		$17,924,787

MONEY MARKET FUND – 0.7%
+,(2)MTB Prime Money Market Fund, Corporate Shares, 0.08%
(COST $129,447)	$129,447	$129,447
TOTAL INVESTMENTS – 100.3% (COST $19,112,923)		$18,054,234
OTHER LIABILITIES LESS ASSETS – (0.3%)		(48,513)
TOTAL NET ASSETS – 100.0%		$18,005,721

(MTB Managed Allocation Fund – Aggressive Growth continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

46	PORTFOLIOS OF INVESTMENTS

MTB Managed Allocation Fund – Aggressive Growth (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized depreciation of investments was $1,058,689. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $644,897 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,703,586.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Mutual Funds	$17,924,787	$—	$—	$17,924,787
Money Market Fund	129,447	—	—	129,447

Total	$18,054,234	$—	$—	$18,054,234

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

47

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Balanced Fund

At October 31, 2009, the Fund’s portfolio composition was as follows:

Sector Classifications	Percentage of Total Net Assets
Federal Home Loan Mortgage Corporation (FHLMC)	10.1%
U.S. Treasury Note	8.0%
Federal National Mortgage Association (FNMA)	7.1%
Telecommunications	4.9%
Banks	4.8%
Oil & Gas	4.7%
Computers	4.1%
Diversified Financial Services	3.6%
Food	3.1%
Electric	2.8%
Mutual Funds	2.3%
Retail	2.3%
Miscellaneous Manufacturing	2.2%
Pharmaceuticals	2.1%
U.S. Treasury Bond	2.0%
Internet	1.9%
Whole Loan	1.7%
Beverages	1.6%
Cosmetics/Personal Care	1.5%
Insurance	1.5%
Media	1.4%
Aerospace & Defense	1.3%
Government National Mortgage Association (GNMA)	1.3%
Agriculture	1.2%
Auto Manufacturers	1.2%
Software	1.2%
Biotechnology	1.1%
Commercial Services	1.1%
Semiconductors	1.0%
Chemicals	0.9%
Machinery	0.9%
Oil & Gas Services	0.9%
Metals & Mining	0.8%
Office/Business Equipment	0.8%
Electronics	0.7%
Healthcare Providers & Services	0.7%
Tobacco	0.7%
Transportation	0.7%
Air Freight & Logistics	0.6%
Healthcare – Products	0.6%
Engineering & Construction	0.5%
Iron/Steel	0.5%
Pipelines	0.5%

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	31.3%
AA	1.5%
A	5.9%
BBB	4.8%
BB	3.5%
B	0.6%
CCC	0.4%
Common Stock	48.70%
Not rated	3.2%
Other Assets and Liabilities – Net[2]	0.1%

TOTAL	100.0%

(MTB Balanced Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

48	PORTFOLIOS OF INVESTMENTS

MTB Balanced Fund (continued)

Percentage of Total Net Assets
Water	0.5%
Electrical Components & Equipment	0.4%
Environmental Control	0.4%
Metal Fabricate/Hardware	0.4%
Apparel	0.3%
Coal	0.3%
Forest Products & Paper	0.3%
Home Builders	0.3%
Lodging	0.3%
Building Materials	0.2%
Hand/Machine Tools	0.2%
Household Products	0.2%
Cash Equivalents[1]	3.2%
Other Assets and Liabilities – Net[2]	0.1%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Value

COMMON STOCKS – 48.7%

AEROSPACE & DEFENSE – 1.3%
Boeing Co.	2,000	$95,600
Lockheed Martin Corp.	900	61,911
Northrop Grumman Corp.	1,400	70,182
TOTAL AEROSPACE & DEFENSE		$227,693

AIR FREIGHT & LOGISTICS – 0.6%
FedEx Corp.	500	36,345
United Parcel Service, Inc.	1,300	69,784
TOTAL AIR FREIGHT & LOGISTICS		$106,129

APPAREL – 0.3%
Coach, Inc.	1,100	36,267
NIKE, Inc.	300	18,654
TOTAL APPAREL		$54,921

BANKS – 2.8%
Bank of America Corp.	4,000	58,320
Bank of New York Mellon Corp.	2,600	69,316
KeyCorp	7,100	38,269
New York Community Bancorp, Inc.	5,000	53,950
People’s United Financial, Inc.	2,500	40,075
PNC Financial Services Group, Inc.	1,600	78,304

Description	Number of Shares	Value

SunTrust Banks, Inc.	3,900	$74,529
Valley National Bancorp	2,900	38,512
Wilmington Trust Corp.	2,350	28,317
TOTAL BANKS		$479,592

BEVERAGES – 1.6%
Coca-Cola Co.	1,500	79,965
PepsiCo, Inc.	3,300	199,815
TOTAL BEVERAGES		$279,780

BIOTECHNOLOGY – 1.1%
*Amgen, Inc.	600	32,238
*Celgene Corp.	1,100	56,155
*Gilead Sciences, Inc.	500	21,275
*Human Genome Sciences, Inc.	1,200	22,428
*Life Technologies Corp.	700	33,019
*Myriad Genetics, Inc.	1,200	29,136
TOTAL BIOTECHNOLOGY		$194,251

BUILDING MATERIALS – 0.2%
Masco Corp.	2,700	31,725

CHEMICALS – 0.9%
Cabot Corp.	1,700	37,281
Dow Chemical Co.	1,300	30,524

(MTB Balanced Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	49

MTB Balanced Fund (continued)

Description	Number of Shares	Value

Monsanto Co.	400	$26,872
Mosaic Co.	400	18,692
Praxair, Inc.	500	39,720
TOTAL CHEMICALS		$153,089

COAL – 0.3%
Arch Coal, Inc.	2,500	54,150

COMMERCIAL SERVICES – 1.1%
Automatic Data Processing, Inc.	1,700	67,660
H&R Block, Inc.	2,200	40,348
Mastercard, Inc.	200	43,804
RR Donnelley & Sons Co.	1,600	32,128
TOTAL COMMERCIAL SERVICES		$183,940

COMPUTERS – 3.6%
*Apple, Inc.	800	150,800
*Brocade Communications Systems, Inc.	2,500	21,450
*Dell, Inc.	1,200	17,388
Diebold, Inc.	1,200	36,288
Hewlett-Packard Co.	1,600	75,936
International Business Machines Corp.	900	108,549
Palm, Inc.	2,500	29,025
*Research In Motion Ltd.	1,025	60,198
*SanDisk Corp.	2,000	40,960
*STEC, Inc.	1,200	25,584
*Western Digital Corp.	1,700	57,256
TOTAL COMPUTERS		$623,434

COSMETICS/PERSONAL CARE – 1.5%
Avon Products, Inc.	1,400	44,870
Colgate-Palmolive Co.	400	31,452
Procter & Gamble Co.	3,200	185,600
TOTAL COSMETICS/PERSONAL CARE		$261,922

DIVERSIFIED FINANCIAL SERVICES – 1.9%
BlackRock, Inc.	200	43,298
Goldman Sachs Group, Inc.	500	85,085
Janus Capital Group, Inc.	3,200	41,984
JP Morgan Chase & Co.	900	37,593
Morgan Stanley	2,100	67,452
T Rowe Price Group, Inc.	1,100	53,603
TOTAL DIVERSIFIED FINANCIAL SERVICES		$329,015

ELECTRIC – 1.6%
Alliant Energy Corp.	1,500	39,840
American Electric Power Co., Inc.	1,500	45,330
Exelon Corp.	800	37,568
Great Plains Energy, Inc.	2,200	38,060
MDU Resources Group, Inc.	2,500	51,875

Description	Number of Shares	Value

Pepco Holdings, Inc.	2,700	$40,311
PPL Corp.	800	23,552
TOTAL ELECTRIC		$276,536

ELECTRICAL COMPONENTS & EQUIPMENT – 0.4%
Emerson Electric Co.	1,900	71,725

ELECTRONICS – 0.7%
*Dolby Laboratories, Inc.	600	25,164
*Flextronics International Ltd.	5,200	33,696
Garmin Ltd.	1,750	52,955
Jabil Circuit, Inc.	100	1,338
TOTAL ELECTRONICS		$113,153

ENGINEERING & CONSTRUCTION – 0.5%
*McDermott International, Inc.	3,800	84,474

ENVIRONMENTAL CONTROL – 0.4%
Waste Management, Inc.	2,300	68,724

FOOD – 1.3%
General Mills, Inc.	1,100	72,512
Kraft Foods, Inc.	2,700	74,304
Safeway, Inc.	3,700	82,621
TOTAL FOOD		$229,437

FOREST PRODUCTS & PAPER – 0.3%
Plum Creek Timber Co., Inc., (REIT)	1,600	50,064

HAND/MACHINE TOOLS – 0.2%
Snap-On, Inc.	1,100	40,183

HEALTHCARE PROVIDERS & SERVICES – 0.7%
Aetna, Inc.	1,700	44,251
*Coventry Health Care, Inc.	2,300	45,609
UnitedHealth Group, Inc.	1,300	33,735
TOTAL HEALTHCARE PROVIDERS & SERVICES		$123,595

HEALTHCARE – PRODUCTS – 0.6%
Johnson & Johnson	1,100	64,955
*Zimmer Holdings, Inc.	700	36,799
TOTAL HEALTHCARE-PRODUCTS		$101,754

HOME BUILDERS – 0.3%
*Toll Brothers, Inc.	2,600	45,032

HOUSEHOLD PRODUCTS – 0.2%
Avery Dennison Corp.	300	10,695
Fortune Brands, Inc.	600	23,370
TOTAL HOUSEHOLD PRODUCTS		$34,065

INSURANCE – 1.5%
Allstate Corp.	2,500	73,925

(MTB Balanced Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

50	PORTFOLIOS OF INVESTMENTS

MTB Balanced Fund (continued)

Description	Number of Shares	Value

Marsh & McLennan Cos., Inc.	3,300	$77,418
Mercury General Corp.	1,500	54,690
MetLife, Inc.	1,400	47,642
TOTAL INSURANCE		$253,675

INTERNET – 1.9%
*Amazon.Com, Inc.	500	59,405
*Google, Inc.	300	160,836
*McAfee, Inc.	900	37,692
*Yahoo!, Inc.	3,800	60,420
TOTAL INTERNET		$318,353

IRON/STEEL – 0.5%
Allegheny Technologies, Inc.	1,000	30,860
Cliffs Natural Resources, Inc.	1,500	53,355
TOTAL IRON/STEEL		$84,215

LODGING – 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	1,500	43,590

MACHINERY – 0.9%
Cummins, Inc.	1,100	47,366
Deere & Co.	1,000	45,550
Manitowoc Co., Inc.	2,200	20,108
Rockwell Automation, Inc.	900	36,855
TOTAL MACHINERY		$149,879

MEDIA – 0.2%
Walt Disney Co.	1,200	32,844

METAL FABRICATE/HARDWARE – 0.4%
Precision Castparts Corp.	400	38,212
Timken Co.	1,200	26,436
TOTAL METAL FABRICATE/HARDWARE		$64,648

METALS & MINING – 0.8%
Freeport-McMoRan Copper & Gold, Inc.	700	51,352
Vulcan Materials Co.	1,900	87,457
TOTAL METALS & MINING		$138,809

MISCELLANEOUS MANUFACTURING – 2.2%
3M Co.	500	36,785
Danaher Corp.	700	47,761
General Electric Co.	3,900	55,614
Harsco Corp.	1,300	40,937
Honeywell International, Inc.	2,100	75,369
Parker Hannifin Corp.	700	37,072
SPX Corp.	700	36,946
Teleflex, Inc.	1,100	54,725
TOTAL MISCELLANEOUS MANUFACTURING		$385,209

Description	Number of Shares	Value

OFFICE/BUSINESS EQUIPMENT – 0.8%
Pitney Bowes, Inc.	3,000	$73,500
Xerox Corp.	7,500	56,400
TOTAL OFFICE/BUSINESS EQUIPMENT		$129,900

OIL & GAS – 3.0%
Chevron Corp.	1,200	91,848
ConocoPhillips	1,400	70,252
Exxon Mobil Corp.	2,200	157,674
Marathon Oil Corp.	2,600	83,122
Occidental Petroleum Corp.	500	37,940
*Southwestern Energy Co.	1,000	43,580
Sunoco, Inc.	1,000	30,800
TOTAL OIL & GAS		$515,216

OIL & GAS SERVICES – 0.9%
*National Oilwell Varco, Inc.	800	32,792
Schlumberger Ltd.	700	43,540
*Weatherford International Ltd.	4,100	71,873
TOTAL OIL & GAS SERVICES		$148,205

PHARMACEUTICALS – 2.1%
Abbott Laboratories	2,550	128,954
Allergan, Inc.	700	39,375
*Auxilium Pharmaceuticals, Inc.	2,000	62,920
Bristol-Myers Squibb Co.	1,500	32,700
Merck & Co., Inc.	3,200	98,976
TOTAL PHARMACEUTICALS		$362,925

PIPELINES – 0.5%
Williams Cos., Inc.	4,100	77,285

RETAIL – 2.3%
Best Buy Co., Inc.	1,200	45,816
Foot Locker, Inc.	3,800	39,824
Lowe’s Cos., Inc.	1,700	33,269
McDonald’s Corp.	800	46,888
Nordstrom, Inc.	1,600	50,848
*Urban Outfitters, Inc.	800	25,104
Wal-Mart Stores, Inc.	2,900	144,072
TOTAL RETAIL		$385,821

SEMICONDUCTORS – 1.0%
*Advanced Micro Devices, Inc.	13,800	63,480
Analog Devices, Inc.	2,000	51,260
Intel Corp.	2,900	55,419
TOTAL SEMICONDUCTORS		$170,159

SOFTWARE – 1.2%
Microsoft Corp.	5,900	163,607

(MTB Balanced Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	51

MTB Balanced Fund (continued)

Description	Number of Shares	Value

Oracle Corp.	2,200	$46,420
TOTAL SOFTWARE		$210,027

TELECOMMUNICATIONS – 1.9%
*Cisco Systems, Inc.	4,800	109,680
Frontier Communications Corp.	5,500	39,435
Harris Corp.	1,700	70,924
Nokia OYJ ADR	3,700	46,657
QUALCOMM, Inc.	1,400	57,974
TOTAL TELECOMMUNICATIONS		$324,670

TOBACCO – 0.7%
Lorillard, Inc.	600	46,632
Philip Morris International, Inc.	1,500	71,040
TOTAL TOBACCO		$117,672

TRANSPORTATION – 0.7%
Burlington Northern Santa Fe Corp.	500	37,660
Norfolk Southern Corp.	1,800	83,916
TOTAL TRANSPORTATION		$121,576

WATER – 0.5%
American Water Works Co., Inc.	2,800	53,116
Veolia Environment ADR	1,200	39,144
TOTAL WATER		$92,260
TOTAL COMMON STOCKS (COST $8,688,099)		$8,345,321

MUTUAL FUND – 2.3%
*Northeast Investors Trust	69,348	400,141
TOTAL MUTUAL FUNDS (COST $531,209)		$400,141

	Par Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.2%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.5%
Series 2003-2617, Class GW 3.50%, 6/15/16	$453	453
Series 2003-2686, Class GB 5.00%, 5/15/20	254,506	258,957
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$259,410

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.0%
Series 1988-23, Class C 9.75%, 9/25/18	4,376	4,863
Series 2007-35, Class DH 5.00%, 9/25/33	321,786	337,972
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$342,835

WHOLE LOAN – 1.7%
(1)Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 5.45%, 11/25/09	131,368	119,303

Description	Par Value	Value

(1)Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.06%, 11/25/09	$92,737	$77,304
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8, 4.75%, 11/25/18	95,583	94,604
TOTAL WHOLE LOAN		$291,211
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $901,389)		$893,456

CORPORATE BONDS – 15.5%

AGRICULTURE – 1.2%
Archer-Daniels-Midland Co. Sr. Unsecured 5.94%, 10/01/32	200,000	211,496

AUTO MANUFACTURERS – 1.2%
Daimler Finance North America LLC Company Guaranteed 5.75%, 9/08/11	200,000	210,812

BANKS – 2.0%
BankBoston Capital Trust III Company Guaranteed 1.05%, 12/15/09	170,000	99,769
SunTrust Capital III Company Guaranteed 0.95%, 12/15/09	152,000	95,027
U.S. Bank NA Sr. Unsecured 5.92%, 5/25/12	137,383	143,209
TOTAL BANKS		$338,005

COMPUTERS – 0.5%
Hewlett-Packard Co. Sr. Unsecured 4.75%, 6/02/14	80,000	86,166

DIVERSIFIED FINANCIAL SERVICES – 1.7%
Citigroup, Inc. Sr. Unsecured 6.00%, 8/15/17	200,000	201,763
Ford Motor Credit Co. LLC Sr. Unsecured 1.85%, 1/15/10	100,000	99,414
TOTAL DIVERSIFIED FINANCIAL SERVICES		$301,177

ELECTRIC – 1.2%
CenterPoint Energy, Inc., Series B, Sr. Unsecured 6.85%, 6/01/15	200,000	206,221

FOOD – 1.8%
SYSCO Corp. Sr. Unsecured 5.38%, 9/21/35	300,000	307,278

MEDIA – 1.2%
#,@COX Enterprises, Inc. Sr. Unsecured 7.88%, 9/15/10	200,000	209,169

OIL & GAS – 1.7%
Enterprise Products Operating LLC, Series B, Company Guaranteed 7.03%, 1/15/68	100,000	93,084
Pioneer Natural Resources Co. Sr. Unsecured 6.88%, 5/01/18	200,000	193,301
TOTAL OIL & GAS		$286,385

TELECOMMUNICATIONS – 3.0%
American Tower Corp. Sr. Unsecured 7.13%, 10/15/12	500,000	508,905
TOTAL CORPORATE BONDS (COST $2,761,708)		$2,665,614

(MTB Balanced Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

52	PORTFOLIOS OF INVESTMENTS

MTB Balanced Fund (concluded)

Description	Par Value	Value

MORTGAGE-BACKED SECURITIES – 15.0%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 8.6%
Pool A15865 5.50%, 11/01/33	$234,637	$248,331
Pool A19412 5.00%, 3/01/34	349,578	364,232
Pool A26407 6.00%, 9/01/34	508,181	544,828
Pool A46082 5.00%, 7/01/35	307,260	319,947
Pool C00478 8.50%, 9/01/26	4,463	4,940
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,482,278

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 5.1%
Pool 533246 7.50%, 4/01/30	36,247	40,025
Pool 797152 5.00%, 11/01/19	367,020	390,839
Pool 868574 5.50%, 4/01/36	420,568	443,669
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$874,533

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 1.3%
Pool 354677 7.50%, 10/15/23	54,065	59,193
Pool 354765 7.00%, 2/15/24	73,387	80,486
Pool 354827 7.00%, 5/15/24	68,267	74,871
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$214,550
TOTAL MORTGAGE-BACKED SECURITIES (COST $2,424,539)		$2,571,361

Description	Par Value	Value

U.S. TREASURY – 10.0%

U.S. TREASURY BOND – 2.0%
4.50%, 2/15/36	$233,000	$243,230
4.75%, 2/15/37	96,000	104,100
TOTAL U.S. TREASURY BOND		$347,330

U.S. TREASURY NOTE – 8.0%
4.88%, 6/30/12	170,000	186,283
4.25%, 9/30/12	250,000	270,859
3.13%, 4/30/13	200,000	210,062
4.00%, 2/15/14	40,000	43,288
4.50%, 11/15/15	100,000	110,328
4.50%, 2/15/16	300,000	330,563
4.50%, 5/15/17	200,000	219,062
TOTAL U.S. TREASURY NOTE		$1,370,445
TOTAL U.S. TREASURY (COST $1,577,345)		$1,717,775
	Shares

MONEY MARKET FUND – 3.2%
+,(2)MTB Prime Money Market Fund, Series Corporate Shares, 0.08%
(COST $542,614)	542,614	$542,614
TOTAL INVESTMENTS – 99.9% (COST $17,426,903)		$17,136,282
OTHER ASSETS LESS LIABILITIES – 0.1%		17,038
TOTAL NET ASSETS – 100.0%		$17,153,320

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized depreciation of investments was $290,621. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,017,194 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,307,815.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$8,345,321	$—	$—	$8,345,321
Mutual Fund	400,141	—	—	400,141
Collateralized Mortgage Obligations	—	893,456	—	893,456
Corporate Bonds	—	2,665,614	—	2,665,614
Mortgage-Backed Securities	—	2,571,361	—	2,571,361
U.S. Treasury	—	1,717,775	—	1,717,775
Money Market Fund	542,614	—	—	542,614

Total	$9,288,076	$7,848,206	$—	$17,136,282

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

53

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Value Fund

At October 31, 2009, the Fund’s portfolio composition was as follows:

Industry Classification	Percentage of Total Net Assets
Oil & Gas	14.5%
Insurance	11.8%
Telecommunications	7.5%
Software	7.4%
Media	6.8%
Metals & Mining	6.6%
Aerospace & Defense	5.2%
Pharmaceuticals	5.1%
Biotechnology	3.7%
Office/Business Equipment	3.2%
Household Products	2.6%
Diversified Financial Services	2.5%
Banks	2.4%
Tobacco	2.4%
Miscellaneous Manufacturing	2.0%
Retail	1.9%
Transportation	1.8%
Food	1.7%
Oil & Gas Services	1.6%
Electric	1.5%
Chemicals	1.1%
Healthcare Providers & Services	0.8%
Real Estate Investment Trusts (REIT)	0.2%
Machinery	0.1%
Cash Equivalents[1]	6.6%
Other Assets and Liabilities – Net[2]	(1.0)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(MTB Large Cap Value Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

54	PORTFOLIOS OF INVESTMENTS

MTB Large Cap Value Fund (continued)

Description	Number of Shares	Value

COMMON STOCKS – 94.4%

AEROSPACE & DEFENSE – 5.2%
Lockheed Martin Corp.	54,005	$3,715,004
Raytheon Co.	75,400	3,414,112
TOTAL AEROSPACE & DEFENSE		$7,129,116

BANKS – 2.4%
Wells Fargo & Co.	122,300	3,365,696

BIOTECHNOLOGY – 3.7%
*Amgen, Inc.	95,400	5,125,842

CHEMICALS – 1.1%
Mosaic Co.	31,200	1,457,976

DIVERSIFIED FINANCIAL SERVICES – 2.5%
JP Morgan Chase & Co.	84,300	3,521,211

ELECTRIC – 1.5%
*NRG Energy, Inc.	90,400	2,078,296

FOOD – 1.7%
Hershey Co.	2,900	109,591
Kroger Co.	99,000	2,289,870
TOTAL FOOD		$2,399,461

HEALTHCARE PROVIDERS & SERVICES – 0.8%
Aetna, Inc.	44,600	1,160,938

HOUSEHOLD PRODUCTS – 2.6%
Kimberly-Clark Corp.	58,400	3,571,744

INSURANCE – 11.8%
AON Corp.	84,300	3,246,393
Genworth Financial, Inc.	200,300	2,127,186
Hartford Financial Services Group, Inc.	162,300	3,979,596
Loews Corp.	128,446	4,251,563
MetLife, Inc.	81,500	2,773,445
TOTAL INSURANCE		$16,378,183

MACHINERY – 0.1%
Deere & Co.	3,800	173,090

MEDIA – 6.8%
CBS Corp., Non-Voting	114,000	1,341,780
Comcast Corp.	134,150	1,880,783
*Viacom, Inc.	221,900	6,122,221
TOTAL MEDIA		$9,344,784

METALS & MINING – 6.6%
AngloGold Ashanti Ltd., ADR	109,599	4,114,346
Barrick Gold Corp.	141,400	5,080,502
TOTAL METALS & MINING		$9,194,848

Description	Number of Shares	Value

MISCELLANEOUS MANUFACTURING – 2.0%
Ingersoll-Rand PLC	86,600	$2,735,694

OFFICE/BUSINESS EQUIPMENT – 3.2%
Pitney Bowes, Inc.	179,100	4,387,950

OIL & GAS – 14.5%
Apache Corp.	64,100	6,033,092
BP PLC ADR	3,000	169,860
ConocoPhillips	33,460	1,679,023
EOG Resources, Inc.	23,500	1,919,010
Hess Corp.	38,700	2,118,438
Noble Energy, Inc.	87,600	5,749,188
Occidental Petroleum Corp.	2,000	151,760
Talisman Energy, Inc.	133,300	2,262,101
TOTAL OIL & GAS		$20,082,472

OIL & GAS SERVICES – 1.6%
Halliburton Co.	76,100	2,222,881

PHARMACEUTICALS – 5.1%
Bristol-Myers Squibb Co.	8,900	194,020
Merck & Co., Inc.	111,100	3,436,323
Sanofi-Aventis SA ADR	93,600	3,455,712
TOTAL PHARMACEUTICALS		$7,086,055

REAL ESTATE INVESTMENT TRUSTS (REIT) – 0.2%
Annaly Capital Management, Inc.	19,600	331,436

RETAIL – 1.9%
CVS Caremark Corp.	74,000	2,612,200

SOFTWARE – 7.4%
CA, Inc.	321,100	6,717,412
Microsoft Corp.	125,200	3,471,796
TOTAL SOFTWARE		$10,189,208

TELECOMMUNICATIONS – 7.5%
AT&T, Inc.	87,200	2,238,424
Motorola, Inc.	732,500	6,277,525
Verizon Communications, Inc.	65,000	1,923,350
TOTAL TELECOMMUNICATIONS		$10,439,299

TOBACCO – 2.4%
Philip Morris International, Inc.	70,200	3,324,672

TRANSPORTATION – 1.8%
Union Pacific Corp.	45,900	2,530,926
TOTAL COMMON STOCKS (COST $136,050,151)		$130,843,978

(MTB Large Cap Value Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	55

MTB Large Cap Value Fund (concluded)

Description	Number of Shares	Value

MONEY MARKET FUND – 6.6%
+,(2)MTB Prime Money Market Fund, Corporate Shares, 0.08%
(COST $9,118,248)	$9,118,248	$9,118,248
TOTAL INVESTMENTS – 101.0% (COST $145,168,399)		$139,962,226
OTHER LIABILITIES LESS ASSETS – (1.0%)		(1,387,835)
TOTAL NET ASSETS – 100.0%		$138,574,391

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized depreciation of investments was $5,206,173. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $15,505,925 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,712,098.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$130,843,978	$—	$—	$130,843,978
Money Market Fund	9,118,248	—	—	9,118,248

Total	$139,962,226	$—	$—	$139,962,226

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

56

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Growth Fund

At October 31, 2009, the Fund’s portfolio composition was as follows:

Industry Classification	Percentage of Total Net Assets
Computers	14.1%
Internet	6.8%
Retail	6.6%
Pharmaceuticals	5.8%
Diversified Financial Services	5.0%
Software	4.6%
Beverages	4.6%
Biotechnology	4.4%
Cosmetics/Personal Care	3.9%
Semiconductors	3.9%
Telecommunications	3.9%
Oil & Gas Services	3.3%
Healthcare Providers & Services	2.8%
Chemicals	2.6%
Machinery	2.6%
Healthcare – Products	2.4%
Oil & Gas	2.3%
Miscellaneous Manufacturing	2.1%
Engineering & Construction	1.9%
Tobacco	1.7%
Metals & Mining	1.6%
Electronics	1.4%
Apparel	1.3%
Banks	1.3%
Iron/Steel	1.1%
Home Builders	1.0%
Insurance	1.0%
Lodging	1.0%
Aerospace & Defense	0.9%
Air Freight & Logistics	0.9%
Commercial Services	0.9%
Metal Fabricate/Hardware	0.8%
Transportation	0.8%
Media	0.7%
Cash Equivalents[1]	0.5%
Other Assets and Liabilities – Net[2]	(0.5)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(MTB Large Cap Growth Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	57

MTB Large Cap Growth Fund (continued)

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Value

COMMON STOCKS – 100.0%

AEROSPACE & DEFENSE – 0.9%
Boeing Co.	25,000	$1,195,000

AIR FREIGHT & LOGISTICS – 0.9%
FedEx Corp.	16,200	1,177,578

APPAREL – 1.3%
Coach, Inc.	37,500	1,236,375
NIKE, Inc.	9,400	584,492
TOTAL APPAREL		$1,820,867

BANKS – 1.3%
Bank of America Corp.	124,500	1,815,210

BEVERAGES – 4.6%
Coca-Cola Co.	45,600	2,430,936
PepsiCo, Inc.	62,500	3,784,375
TOTAL BEVERAGES		$6,215,311

BIOTECHNOLOGY – 4.4%
*Amgen, Inc.	19,900	1,069,227
*Celgene Corp.	33,400	1,705,070
*Gilead Sciences, Inc.	15,100	642,505
*Human Genome Sciences, Inc.	36,100	674,709
*Life Technologies Corp.	21,400	1,009,438
*Myriad Genetics, Inc.	37,000	898,360
TOTAL BIOTECHNOLOGY		$5,999,309

CHEMICALS – 2.6%
Dow Chemical Co.	38,000	892,240
Monsanto Co.	10,800	725,544
Mosaic Co.	13,000	607,490
Praxair, Inc.	16,200	1,286,928
TOTAL CHEMICALS		$3,512,202

COMMERCIAL SERVICES – 0.9%
Mastercard, Inc.	5,300	1,160,806

COMPUTERS – 14.1%
*Apple, Inc.	30,400	5,730,400
*Brocade Communications Systems, Inc.	75,900	651,222
*Dell, Inc.	36,900	534,681
Hewlett-Packard Co.	50,000	2,373,000
International Business Machines Corp.	27,500	3,316,775
*Palm, Inc.	77,500	899,775
*Research In Motion Ltd.	30,500	1,791,265
*SanDisk Corp.	58,000	1,187,840
*STEC, Inc.	36,200	771,784

Description	Number of Shares	Value

*Western Digital Corp.	53,100	$1,788,408
TOTAL COMPUTERS		$19,045,150

COSMETICS/PERSONAL CARE – 3.9%
Avon Products, Inc.	40,200	1,288,410
Colgate-Palmolive Co.	11,300	888,519
Procter & Gamble Co.	53,600	3,108,800
TOTAL COSMETICS/PERSONAL CARE		$5,285,729

DIVERSIFIED FINANCIAL SERVICES – 5.0%
BlackRock, Inc.	5,200	1,125,748
Goldman Sachs Group, Inc.	16,000	2,722,720
Janus Capital Group, Inc.	99,200	1,301,504
T Rowe Price Group, Inc.	33,500	1,632,455
TOTAL DIVERSIFIED FINANCIAL SERVICES		$6,782,427

ELECTRONICS – 1.4%
*Dolby Laboratories, Inc.	19,200	805,248
*Flextronics International Ltd.	159,000	1,030,320
TOTAL ELECTRONICS		$1,835,568

ENGINEERING & CONSTRUCTION – 1.9%
*McDermott International, Inc.	116,000	2,578,680

HEALTHCARE PROVIDERS & SERVICES – 2.8%
Aetna, Inc.	50,000	1,301,500
*Coventry Health Care, Inc.	70,600	1,399,998
UnitedHealth Group, Inc.	40,100	1,040,595
TOTAL HEALTHCARE PROVIDERS & SERVICES		$3,742,093

HEALTHCARE – PRODUCTS – 2.4%
Johnson & Johnson	35,500	2,096,275
*Zimmer Holdings, Inc.	21,400	1,124,998
TOTAL HEALTHCARE-PRODUCTS		$3,221,273

HOME BUILDERS – 1.0%
*Toll Brothers, Inc.	79,400	1,375,208

INSURANCE – 1.0%
MetLife, Inc.	40,500	1,378,215

INTERNET – 6.8%
*Amazon.com, Inc.	14,600	1,734,626
*Google, Inc.	8,100	4,342,572
*McAfee, Inc.	29,100	1,218,708
*Yahoo!, Inc.	119,500	1,900,050
TOTAL INTERNET		$9,195,956

IRON/STEEL – 1.1%
Cliffs Natural Resources, Inc.	42,200	1,501,054

(MTB Large Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

58	PORTFOLIOS OF INVESTMENTS

MTB Large Cap Growth Fund (continued)

Description	Number of Shares	Value

LODGING – 1.0%
Starwood Hotels & Resorts Worldwide, Inc.	45,800	$1,330,948

MACHINERY – 2.6%
Cummins, Inc.	34,900	1,502,794
Deere & Co.	29,900	1,361,945
Manitowoc Co., Inc.	67,400	616,036
TOTAL MACHINERY		$3,480,775

MEDIA – 0.7%
Walt Disney Co.	36,900	1,009,953

METAL FABRICATE/HARDWARE – 0.8%
Precision Castparts Corp.	11,100	1,060,383

METALS & MINING – 1.6%
*Freeport-McMoRan Copper & Gold, Inc.	21,000	1,540,560
Vulcan Materials Co.	13,000	598,390
TOTAL METALS & MINING		$2,138,950

MISCELLANEOUS MANUFACTURING – 2.1%
Danaher Corp.	21,800	1,487,414
Harsco Corp.	41,700	1,313,133
TOTAL MISCELLANEOUS MANUFACTURING		$2,800,547

OIL & GAS – 2.3%
Exxon Mobil Corp.	26,400	1,892,088
*Southwestern Energy Co.	29,700	1,294,326
TOTAL OIL & GAS		$3,186,414

OIL & GAS SERVICES – 3.3%
*National Oilwell Varco, Inc.	23,900	979,661
Schlumberger Ltd.	21,600	1,343,520
*Weatherford International Ltd.	125,100	2,193,003
TOTAL OIL & GAS SERVICES		$4,516,184

PHARMACEUTICALS – 5.8%
Abbott Laboratories	32,700	1,653,639
Allergan, Inc.	22,900	1,288,125
*Auxilium Pharmaceuticals, Inc.	60,600	1,906,476
Merck & Co., Inc.	98,500	3,046,605
TOTAL PHARMACEUTICALS		$7,894,845

RETAIL – 6.6%
Best Buy Co., Inc.	37,500	1,431,750
Lowe’s Cos., Inc.	52,300	1,023,511
McDonald’s Corp.	24,400	1,430,084
Nordstrom, Inc.	50,300	1,598,534
*Urban Outfitters, Inc.	26,000	815,880
Wal-Mart Stores, Inc.	52,600	2,613,168
TOTAL RETAIL		$8,912,927

Description	Number of Shares	Value

SEMICONDUCTORS – 3.9%
*Advanced Micro Devices, Inc.	424,800	$1,954,080
Analog Devices, Inc.	61,100	1,565,993
Intel Corp.	89,200	1,704,612
TOTAL SEMICONDUCTORS		$5,224,685

SOFTWARE – 4.6%
Microsoft Corp.	179,400	4,974,762
Oracle Corp.	62,000	1,308,200
TOTAL SOFTWARE		$6,282,962

TELECOMMUNICATIONS – 3.9%
*Cisco Systems, Inc.	149,700	3,420,645
QUALCOMM, Inc.	44,000	1,822,040
TOTAL TELECOMMUNICATIONS		$5,242,685

TOBACCO – 1.7%
Philip Morris International, Inc.	50,000	2,368,000

TRANSPORTATION – 0.8%
Burlington Northern Santa Fe Corp.	14,200	1,069,545
TOTAL COMMON STOCKS (Cost $114,216,332)		$135,357,439

MONEY MARKET FUND – 0.5%
+,(2)MTB Prime Money Market Fund, Corporate Shares, 0.08%
(COST $711,303)	$711,303	$711,303
TOTAL INVESTMENTS – 100.5% (COST $114,927,635)		$136,068,742
OTHER LIABILITIES LESS ASSETS – (0.5%)		(633,291)
TOTAL NET ASSETS – 100.0%		$135,435,451

(MTB Large Cap Growth Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	59

MTB Large Cap Growth Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $21,141,107. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $25,688,810 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,547,703.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$135,357,439	$—	$—	$135,357,439
Money Market Fund	711,303	—	—	711,303

Total	$136,068,742	$—	$—	$136,068,742

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

60

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Multi Cap Growth Fund

At October 31, 2009, the Fund’s portfolio composition was as follows:

Industry Classification	Percentage of Total Net Assets
Computers	9.1%
Retail	8.0%
Pharmaceuticals	6.1%
Internet	5.9%
Software	5.8%
Diversified Financial Services	4.9%
Semiconductors	4.1%
Telecommunications	4.1%
Biotechnology	3.6%
Machinery	3.6%
Healthcare – Products	3.5%
Oil & Gas	3.5%
Oil & Gas Services	3.1%
Beverages	2.8%
Engineering & Construction	2.8%
Commercial Services	2.6%
Chemicals	2.4%
Cosmetics/Personal Care	2.4%
Healthcare Providers & Services	2.1%
Metals & Mining	1.8%
Miscellaneous Manufacturing	1.8%
Electronics	1.7%
Apparel	1.4%
Transportation	1.2%
Iron/Steel	1.1%
Metal Fabricate/Hardware	1.0%
Tobacco	1.0%
Insurance	0.9%
Banks	0.8%
Coal	0.6%
Distribution/Wholesale	0.6%
Environmental Control	0.6%
Home Builders	0.6%
Lodging	0.6%
Aerospace & Defense	0.5%
Air Freight & Logistics	0.5%
Media	0.5%
Auto Parts & Equipment	0.4%
Household Products	0.4%
Packaging & Containers	0.4%
Real Estate Investment Trusts (REIT)	0.3%
Electrical Components & Equipment	0.2%

(MTB Multi Cap Growth Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	61

MTB Multi Cap Growth Fund (continued)

STOCKS	Percentage of Total Net Assets
Agriculture	0.1%
Energy-Alternate Sources	0.1%
Entertainment	0.1%
Home Furnishings	0.1%
Leisure Time	0.1%
Cash Equivalents[1]	0.8%
Other Assets and Liabilities – Net[2]	(0.6)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Value

COMMON STOCKS – 99.8%

AEROSPACE & DEFENSE – 0.5%
Boeing Co.	2,100	$100,380

AGRICULTURE – 0.1%
Andersons, Inc.	525	16,291

AIR FREIGHT & LOGISTICS – 0.5%
FedEx Corp.	1,400	101,766

APPAREL – 1.4%
Coach, Inc.	5,900	194,523
NIKE, Inc.	800	49,744
*Warnaco Group, Inc.	525	21,278
TOTAL APPAREL		$265,545

AUTO PARTS & EQUIPMENT – 0.4%
Arvinmeritor, Inc.	1,650	12,886
BorgWarner, Inc.	1,511	45,814
*Fuel Systems Solutions, Inc.	525	17,188
TOTAL AUTO PARTS & EQUIPMENT		$75,888

BANKS – 0.8%
Anchor Bancorp Wisconsin, Inc.	35	27
Bank of America Corp.	10,800	157,464
TOTAL BANKS		$157,491

BEVERAGES – 2.8%
Coca-Cola Co.	4,000	213,240
PepsiCo, Inc.	5,300	320,915
TOTAL BEVERAGES		$534,155

Description	Number of Shares	Value

BIOTECHNOLOGY – 3.6%
*Alexion Pharmaceuticals, Inc.	400	$17,764
*Amgen, Inc.	1,700	91,341
*Celgene Corp.	2,900	148,045
*Dendreon Corp.	725	18,321
*Gilead Sciences, Inc.	1,300	55,315
*Human Genome Sciences, Inc.	5,400	100,926
*Life Technologies Corp.	3,000	141,510
*Myriad Genetics, Inc.	4,300	104,404
*RTI Biologics, Inc.	2,725	10,682
TOTAL BIOTECHNOLOGY		$688,308

CHEMICALS – 2.4%
Cytec Industries, Inc.	475	15,756
Dow Chemical Co.	3,400	79,832
Monsanto Co.	1,550	104,129
Mosaic Co.	2,100	98,133
Praxair, Inc.	1,400	111,216
*Rockwood Holdings, Inc.	1,800	35,784
*Solutia, Inc.	1,550	17,050
TOTAL CHEMICALS		$461,900

COAL – 0.6%
*Alpha Natural Resources, Inc.	775	26,327
Peabody Energy Corp.	1,500	59,385
Walter Industries, Inc.	325	19,013
TOTAL COAL		$104,725

COMMERCIAL SERVICES – 2.6%
*American Public Education, Inc.	200	6,380
*Coinstar, Inc.	400	12,696

(MTB Multi Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

62	PORTFOLIOS OF INVESTMENTS

MTB Multi Cap Growth Fund (continued)

Description	Number of Shares	Value

Global Payments, Inc.	1,625	$79,999
*ITT Educational Services, Inc.	600	54,210
Lender Processing Services, Inc.	975	38,805
Mastercard, Inc.	400	87,608
*Quanta Services, Inc.	2,950	62,540
Ritchie Bros Auctioneers, Inc.	1,600	35,072
Sotheby’s	950	15,067
*Successfactors, Inc.	1,500	22,935
Total System Services, Inc.	3,600	57,492
*Wright Express Corp.	900	25,119
TOTAL COMMERCIAL SERVICES		$497,923

COMPUTERS – 9.1%
*Apple, Inc.	2,400	452,400
*Brocade Communications Systems, Inc.	9,125	78,292
*Compellent Technologies, Inc.	500	9,170
*Dell, Inc.	3,100	44,919
Hewlett-Packard Co.	4,200	199,332
International Business Machines Corp.	2,300	277,403
*Palm, Inc.	7,900	91,719
*Research In Motion Ltd.	2,500	146,825
*Riverbed Technology, Inc.	1,050	21,515
*SanDisk Corp.	5,200	106,496
*STEC, Inc.	3,350	71,422
*Western Digital Corp.	6,400	215,552
TOTAL COMPUTERS		$1,715,045

COSMETICS/PERSONAL CARE – 2.4%
Avon Products, Inc.	3,500	112,175
Colgate-Palmolive Co.	1,000	78,630
Procter & Gamble Co.	4,600	266,800
TOTAL COSMETICS/PERSONAL CARE		$457,605

DISTRIBUTION/WHOLESALE – 0.6%
Fastenal Co.	1,100	37,950
*Fossil, Inc.	475	12,697
*LKQ Corp.	3,900	67,353
TOTAL DISTRIBUTION/WHOLESALE		$118,000

DIVERSIFIED FINANCIAL SERVICES – 4.9%
*Affiliated Managers Group, Inc.	725	46,030
BlackRock, Inc.	600	129,894
Goldman Sachs Group, Inc.	1,300	221,221
*Intercontinentalexchange, Inc.	657	65,825
Janus Capital Group, Inc.	14,600	191,552
*Och-Ziff Capital Management Group LLC	1,650	20,015
Raymond James Financial, Inc.	2,400	56,664
*Stifel Financial Corp.	250	12,990

Description	Number of Shares	Value

T Rowe Price Group, Inc.	3,900	$190,047
TOTAL DIVERSIFIED FINANCIAL SERVICES		$934,238

ELECTRICAL COMPONENTS & EQUIPMENT – 0.2%
*American Superconductor Corp.	850	28,492
*GrafTech International Ltd.	1,375	18,562
TOTAL ELECTRICAL COMPONENTS & EQUIPMENT		$47,054

ELECTRONICS – 1.7%
*Dolby Laboratories, Inc.	2,800	117,432
*Flextronics International Ltd.	13,600	88,128
*FLIR Systems, Inc.	2,100	58,401
*Itron, Inc.	225	13,509
Jabil Circuit, Inc.	1,225	16,391
*On Track Innovations Ltd.	900	801
Woodward Governor Co.	975	22,922
TOTAL ELECTRONICS		$317,584

ENERGY-ALTERNATE SOURCES – 0.1%
*Clean Energy Fuels Corp.	1,450	16,820

ENGINEERING & CONSTRUCTION – 2.8%
Chicago Bridge & Iron Co. NV	1,525	28,685
*Foster Wheeler AG	3,800	106,362
*McDermott International, Inc.	14,753	327,959
*MYR Group, Inc.	2,300	39,514
*Orion Marine Group, Inc.	1,375	26,180
TOTAL ENGINEERING & CONSTRUCTION		$528,700

ENTERTAINMENT – 0.1%
*Bally Technologies, Inc.	450	17,725

ENVIRONMENTAL CONTROL – 0.6%
*Calgon Carbon Corp.	3,050	48,312
*Waste Connections, Inc.	1,997	62,766
TOTAL ENVIRONMENTAL CONTROL		$111,078

HEALTHCARE PROVIDERS & SERVICES – 2.1%
Aetna, Inc.	4,400	114,532
*Community Health Systems, Inc.	225	7,038
*Coventry Health Care, Inc.	6,200	122,946
*Health Management Associates, Inc.	3,075	18,757
*Health NET, Inc.	700	10,437
*Tenet Healthcare Corp.	4,475	22,912
UnitedHealth Group, Inc.	3,500	90,825
TOTAL HEALTHCARE PROVIDERS & SERVICES		$387,447

HEALTHCARE – PRODUCTS – 3.5%
*Angiodynamics, Inc.	775	11,702

(MTB Multi Cap Growth Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	63

MTB Multi Cap Growth Fund (continued)

Description	Number of Shares	Value

*Cepheid, Inc.	950	$12,607
DENTSPLY International, Inc.	1,200	39,552
*Exactech, Inc.	425	6,375
*Hologic, Inc.	3,060	45,227
*Insulet Corp.	675	7,493
*Intuitive Surgical, Inc.	254	62,573
*Inverness Medical Innovations, Inc.	2,250	85,522
Johnson & Johnson	3,000	177,150
*Masimo Corp.	250	6,642
Meridian Bioscience, Inc.	500	11,095
*NuVasive, Inc.	350	12,701
*Quidel Corp.	1,250	17,875
*ResMed, Inc.	900	44,289
*Sonosite, Inc.	415	10,288
Steris Corp.	625	18,288
*TranS1, Inc.	1,300	5,161
*Zimmer Holdings, Inc.	1,800	94,626
TOTAL HEALTHCARE-PRODUCTS		$669,166

HOME BUILDERS – 0.6%
*Toll Brothers, Inc.	6,700	116,044

HOME FURNISHINGS – 0.1%
*Tempur-Pedic International, Inc.	800	15,496
*TiVo, Inc.	825	8,976
TOTAL HOME FURNISHINGS		$24,472

HOUSEHOLD PRODUCTS – 0.4%
Church & Dwight Co., Inc.	1,100	62,568
Tupperware Brands Corp.	400	18,008
TOTAL HOUSEHOLD PRODUCTS		$80,576

INSURANCE – 0.9%
HCC Insurance Holdings, Inc.	1,966	51,883
MetLife, Inc.	3,600	122,508
TOTAL INSURANCE		$174,391

INTERNET – 5.9%
*Amazon.Com, Inc.	1,200	142,572
*Asiainfo Holdings, Inc.	1,200	26,472
*Blue Coat Systems, Inc.	625	13,925
*Comscore, Inc.	375	5,749
*Cybersource Corp.	1,325	21,704
*F5 Networks, Inc.	1,100	49,379
*Google, Inc.	700	375,284
*McAfee, Inc.	4,800	201,024
Nic, Inc.	1,350	11,826
*Rackspace Hosting, Inc.	1,100	18,425
*Sourcefire, Inc.	3,525	71,557
*Valueclick, Inc.	1,425	14,022

Description	Number of Shares	Value

*Yahoo!, Inc.	10,300	$163,770
TOTAL INTERNET		$1,115,709

IRON/STEEL – 1.1%
AK Steel Holding Corp.	1,200	19,044
Cliffs Natural Resources, Inc.	3,600	128,052
Steel Dynamics, Inc.	4,500	60,255
TOTAL IRON/STEEL		$207,351

LEISURE TIME – 0.1%
*WMS Industries, Inc.	400	15,992

LODGING – 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	4,000	116,240

MACHINERY – 3.6%
Bucyrus International, Inc.	1,175	52,194
*Chart Industries, Inc.	1,075	21,253
Cummins, Inc.	5,075	218,530
Deere & Co.	2,500	113,875
Graco, Inc.	1,400	38,556
Joy Global, Inc.	1,350	68,053
Manitowoc Co., Inc.	7,975	72,892
Rockwell Automation, Inc.	1,050	42,997
*Terex Corp.	1,225	24,769
Wabtec Corp.	700	25,732
TOTAL MACHINERY		$678,851

MEDIA – 0.5%
Walt Disney Co.	3,200	87,584

METAL FABRICATE/HARDWARE – 1.0%
Precision Castparts Corp.	1,910	182,462

METALS & MINING – 1.8%
*Allied Nevada Gold Corp.	1,075	10,266
*Avalon Rare Metals, Inc.	3,950	9,204
*Century Aluminum Co.	2,250	19,507
Compass Minerals International, Inc.	325	20,254
*Freeport-McMoRan Copper & Gold, Inc.	1,800	132,048
*Hecla Mining Co.	5,550	22,811
*Quadra Mining Ltd.	1,000	13,999
*Silver Wheaton Corp.	2,325	29,016
*Thompson Creek Metals Co., Inc.	1,100	11,198
Vulcan Materials Co.	1,100	50,633
Yamana Gold, Inc.	1,175	12,514
TOTAL METALS & MINING		$331,450

MISCELLANEOUS MANUFACTURING – 1.8%
Danaher Corp.	1,900	129,637
Harsco Corp.	5,569	175,368

(MTB Multi Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

64	PORTFOLIOS OF INVESTMENTS

MTB Multi Cap Growth Fund (continued)

Description	Number of Shares	Value

*Hexcel Corp.	2,400	$26,400
TOTAL MISCELLANEOUS MANUFACTURING		$331,405

OIL & GAS – 3.5%
Cabot Oil & Gas Corp.	1,700	65,399
*Concho Resources, Inc.	375	14,291
*Denbury Resources, Inc.	2,300	33,580
Exxon Mobil Corp.	2,300	164,841
*Forest Oil Corp.	1,100	21,560
*Hercules Offshore, Inc.	1,875	9,619
*Kodiak Oil & Gas Corp.	4,525	10,905
*Newfield Exploration Co.	500	20,510
Noble Energy, Inc.	1,135	74,490
*Petrohawk Energy Corp.	425	9,996
*Resolute Energy Corp.	525	5,586
*Rosetta Resources, Inc.	1,750	23,678
*Southwestern Energy Co.	4,700	204,826
TOTAL OIL & GAS		$659,281

OIL & GAS SERVICES – 3.1%
Acergy SA ADR	1,125	13,927
*Cameron International Corp.	1,300	48,061
*FMC Technologies, Inc.	1,100	57,860
*Ion Geophysical Corp.	2,700	10,341
*National Oilwell Varco, Inc.	3,100	127,069
*North American Energy Partners, Inc.	2,350	13,325
Schlumberger Ltd.	1,800	111,960
*Weatherford International Ltd.	10,700	187,571
*Willbros Group, Inc.	600	7,884
TOTAL OIL & GAS SERVICES		$577,998

PACKAGING & CONTAINERS – 0.4%
*Crown Holdings, Inc.	2,500	66,625

PHARMACEUTICALS – 6.1%
Abbott Laboratories	2,850	144,125
Allergan, Inc.	3,000	168,750
*Auxilium Pharmaceuticals, Inc.	7,625	239,882
*Cephalon, Inc.	800	43,664
*Express Scripts, Inc.	800	63,936
*Forest Laboratories, Inc.	2,200	60,874
Herbalife Ltd.	1,100	37,015
Merck & Co., Inc.	8,300	256,719
*Orexigen Therapeutics, Inc.	2,475	15,988
Perrigo Co.	1,924	71,554
*Poniard Pharmaceuticals, Inc.	1,725	11,299
*Savient Pharmaceuticals, Inc.	1,800	22,680
*Vivus, Inc.	1,675	13,232
TOTAL PHARMACEUTICALS		$1,149,718

Description	Number of Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REIT) – 0.3%
*CB Richard Ellis Group, Inc.	4,600	$47,610

RETAIL – 8.0%
*Aeropostale, Inc.	300	11,259
Best Buy Co., Inc.	3,300	125,994
Brinker International, Inc.	3,300	41,712
*Cheesecake Factory, Inc.	625	11,363
*Childrens Place Retail Stores, Inc.	200	6,290
DineEquity, Inc.	2,875	60,835
*GameStop Corp.	4,350	105,661
*Hibbett Sports, Inc.	275	5,153
*J Crew Group, Inc.	625	25,488
Lowe’s Cos., Inc.	4,400	86,108
*Lululemon Athletica, Inc.	3,575	89,804
McDonald’s Corp.	2,100	123,081
Nordstrom, Inc.	4,400	139,832
*OfficeMax, Inc.	1,100	12,573
*Panera Bread Co.	800	47,984
Phillips-Van Heusen Corp.	1,950	78,292
Ross Stores, Inc.	1,500	66,015
Tiffany & Co.	1,000	39,290
TJX Cos., Inc.	1,676	62,599
*Ulta Salon Cosmetics & Fragrance, Inc.	425	6,435
*Urban Outfitters, Inc.	5,650	177,297
Wal-Mart Stores, Inc.	3,800	188,784
TOTAL RETAIL		$1,511,849

SEMICONDUCTORS – 4.1%
*Advanced Micro Devices, Inc.	40,375	185,725
Altera Corp.	2,300	45,517
Analog Devices, Inc.	5,300	135,839
*Applied Micro Circuits Corp.	2,325	18,181
*Atmel Corp.	11,000	40,920
*Broadcom Corp.	1,600	42,576
*Emulex Corp.	1,600	16,160
Intel Corp.	7,600	145,236
*LAM Research Corp.	2,300	77,556
*Microsemi Corp.	1,325	17,636
*Monolithic Power Systems, Inc.	625	12,494
*PMC – Sierra, Inc.	4,725	40,257
TOTAL SEMICONDUCTORS		$778,097

SOFTWARE – 5.8%
*Activision Blizzard, Inc.	4,320	46,786
*Advent Software, Inc.	375	14,332
*Allscripts-Misys Healthcare Solutions, Inc.	2,100	40,950
*ANSYS, Inc.	2,500	101,450

(MTB Multi Cap Growth Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	65

MTB Multi Cap Growth Fund (concluded)

Description	Number of Shares	Value

*ArcSight, Inc.	1,075	$26,574
*Athenahealth, Inc.	325	12,223
*Autodesk, Inc.	1,200	29,916
*Cerner Corp.	733	55,737
*Citrix Systems, Inc.	1,600	58,816
*CommVault Systems, Inc.	450	8,865
*Eclipsys Corp.	700	13,125
*Informatica Corp.	1,250	26,537
*MedAssets, Inc.	825	18,100
Microsoft Corp.	15,300	424,269
Oracle Corp.	5,300	111,830
*Parametric Technology Corp.	1,250	18,638
*Progress Software Corp.	400	9,240
*RightNow Technologies, Inc.	775	11,827
*Salesforce.Com, Inc.	700	39,725
Solera Holdings, Inc.	700	22,554
*Take-Two Interactive Software, Inc.	975	10,696
TOTAL SOFTWARE		$1,102,190

TELECOMMUNICATIONS – 4.1%
*3Com Corp.	4,375	22,487
Adtran, Inc.	1,775	40,896
*Airvana, Inc.	2,125	12,984
*Aruba Networks, Inc.	1,475	11,535
*Atheros Communications, Inc.	575	14,156
*Cisco Systems, Inc.	12,800	292,480
Harris Corp.	1,361	56,781
*MasTec, Inc.	1,925	22,715

Description	Number of Shares	Value

Plantronics, Inc.	450	$10,850
QUALCOMM, Inc.	3,800	157,358
*RF Micro Devices, Inc.	16,350	65,073
*SAVVIS, Inc.	1,225	18,118
*SBA Communications Corp.	900	25,389
*Tellabs, Inc.	2,525	15,200
TOTAL TELECOMMUNICATIONS		$766,022

TOBACCO – 1.0%
Philip Morris International, Inc.	4,000	189,440

TRANSPORTATION – 1.2%
Burlington Northern Santa Fe Corp.	1,200	90,384
*Celadon Group, Inc.	1,275	12,444
CH Robinson Worldwide, Inc.	1,200	66,132
Expeditors International of Washington, Inc.	1,900	61,218
TOTAL TRANSPORTATION		$230,178
TOTAL COMMON STOCKS (Cost $18,653,459)		$18,866,369

MONEY MARKET FUND – 0.8%
+,(2)MTB Prime Money Market Fund, Corporate Shares, 0.08%
(COST $147,000)	$147,000	$147,000
TOTAL INVESTMENTS – 100.6% (COST $18,800,459)		$19,013,369
OTHER LIABILITIES LESS ASSETS – (0.6%)		(114,607)
TOTAL NET ASSETS – 100.0%		$18,898,762

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $212,910. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,849,051 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,636,141.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3[1]	Total

Investments in Securities
Common Stocks	$18,866,369	$—	$—	$18,866,369
Money Market Fund	147,000	—	—	147,000

Total	$19,013,369	$—	$—	$19,013,369

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

[1]

At April 30, 2009, the Fund held warrants that were fair valued at $0 and classified as Level 3 securities. These warrants expired during the period and have therefore been removed from Level 3 securities.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

66

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Mid Cap Growth Fund

At October 31, 2009, the Fund’s portfolio composition was as follows:

Industry Classification	Percentage of Total Net Assets
Retail	12.7%
Pharmaceuticals	7.9%
Software	7.5%
Commercial Services	6.5%
Diversified Financial Services	5.5%
Oil & Gas	5.3%
Healthcare – Products	5.2%
Semiconductors	4.8%
Machinery	4.4%
Internet	3.5%
Oil & Gas Services	3.0%
Telecommunications	2.8%
Transportation	2.6%
Environmental Control	2.2%
Electronics	2.2%
Distribution/Wholesale	2.1%
Engineering & Construction	2.1%
Chemicals	2.0%
Apparel	1.8%
Metal Fabricate/Hardware	1.8%
Biotechnology	1.7%
Computers	1.4%
Packaging & Containers	1.4%
Coal	1.3%
Household Products	1.2%
Iron/Steel	1.2%
Miscellaneous Manufacturing	1.2%
Insurance	1.1%
Real Estate Investment Trusts (REIT)	1.0%
Auto Parts & Equipment	0.9%
Aerospace & Defense	0.4%
Cash Equivalents[1]	0.6%
Other Assets and Liabilities – Net[2]	0.7%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(MTB Mid Cap Growth Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	67

MTB Mid Cap Growth Fund (continued)

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Value

COMMON STOCKS – 98.7%

AEROSPACE & DEFENSE – 0.4%
Goodrich Corp.	10,900	$592,415

APPAREL – 1.8%
Coach, Inc.	77,000	2,538,690

AUTO PARTS & EQUIPMENT – 0.9%
BorgWarner, Inc.	42,740	1,295,877

BIOTECHNOLOGY – 1.7%
*Life Technologies Corp.	35,116	1,656,422
*Myriad Genetics, Inc.	31,200	757,536
TOTAL BIOTECHNOLOGY		$2,413,958

CHEMICALS – 2.0%
Monsanto Co.	18,700	1,256,266
Mosaic Co.	32,400	1,514,052
TOTAL CHEMICALS		$2,770,318

COAL – 1.3%
Peabody Energy Corp.	44,100	1,745,919

COMMERCIAL SERVICES – 6.5%
Global Payments, Inc.	47,000	2,313,810
*ITT Educational Services, Inc.	19,100	1,725,685
Lender Processing Services, Inc.	27,450	1,092,510
*Quanta Services, Inc.	63,000	1,335,600
Ritchie Bros Auctioneers, Inc.	45,100	988,592
Total System Services, Inc.	102,800	1,641,716
TOTAL COMMERCIAL SERVICES		$9,097,913

COMPUTERS – 1.4%
*Western Digital Corp.	56,500	1,902,920

DISTRIBUTION/WHOLESALE – 2.1%
Fastenal Co.	30,100	1,038,450
*LKQ Corp.	110,300	1,904,881
TOTAL DISTRIBUTION/WHOLESALE		$2,943,331

DIVERSIFIED FINANCIAL SERVICES – 5.5%
BlackRock, Inc.	6,600	1,428,834
*Intercontinentalexchange, Inc.	17,611	1,764,446
Janus Capital Group, Inc.	114,100	1,496,992
Raymond James Financial, Inc.	67,100	1,584,231
T Rowe Price Group, Inc.	29,300	1,427,789
TOTAL DIVERSIFIED FINANCIAL SERVICES		$7,702,292

ELECTRONICS – 2.2%
*Dolby Laboratories, Inc.	32,800	1,375,632
*FLIR Systems, Inc.	58,400	1,624,104
TOTAL ELECTRONICS		$2,999,736

Description	Number of Shares	Value

ENGINEERING & CONSTRUCTION – 2.1%
*Foster Wheeler AG	52,300	$1,463,877
*McDermott International, Inc.	64,553	1,435,013
TOTAL ENGINEERING & CONSTRUCTION		$2,898,890

ENVIRONMENTAL CONTROL – 2.2%
*Calgon Carbon Corp.	86,600	1,371,744
*Waste Connections, Inc.	55,900	1,756,937
TOTAL ENVIRONMENTAL CONTROL		$3,128,681

HEALTHCARE – PRODUCTS – 5.2%
DENTSPLY International, Inc.	33,714	1,111,213
*Hologic, Inc.	86,456	1,277,820
*Intuitive Surgical, Inc.	7,050	1,736,768
*Inverness Medical Innovations, Inc.	46,700	1,775,067
*ResMed, Inc.	26,900	1,323,749
TOTAL HEALTHCARE – PRODUCTS		$7,224,617

HOUSEHOLD PRODUCTS – 1.2%
Church & Dwight Co., Inc.	30,400	1,729,152

INSURANCE – 1.1%
HCC Insurance Holdings, Inc.	55,650	1,468,603

INTERNET – 3.5%
*F5 Networks, Inc.	31,300	1,405,057
*McAfee, Inc.	64,500	2,701,260
*Sourcefire, Inc.	40,200	816,060
TOTAL INTERNET		$4,922,377

IRON/STEEL – 1.2%
Steel Dynamics, Inc.	127,600	1,708,564

MACHINERY – 4.4%
Cummins, Inc.	45,800	1,972,148
Graco, Inc.	37,761	1,039,938
Joy Global, Inc.	38,150	1,923,141
Rockwell Automation, Inc.	29,400	1,203,930
TOTAL MACHINERY		$6,139,157

METAL FABRICATE/HARDWARE – 1.8%
Precision Castparts Corp.	25,600	2,445,568

MISCELLANEOUS MANUFACTURING – 1.2%
Harsco Corp.	55,125	1,735,886

OIL & GAS – 5.3%
Cabot Oil & Gas Corp.	48,300	1,858,101
*Denbury Resources, Inc.	64,334	939,277
Noble Energy, Inc.	31,100	2,041,093

(MTB Mid Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

68	PORTFOLIOS OF INVESTMENTS

MTB Mid Cap Growth Fund (continued)

Description	Number of Shares	Value

*Southwestern Energy Co.	58,754	$2,560,499
TOTAL OIL & GAS		$7,398,970

OIL & GAS SERVICES – 3.0%
*Cameron International Corp.	36,000	1,330,920
*FMC Technologies, Inc.	32,800	1,725,280
*National Oilwell Varco, Inc.	28,000	1,147,720
TOTAL OIL & GAS SERVICES		$4,203,920

PACKAGING & CONTAINERS – 1.4%
*Crown Holdings, Inc.	71,700	1,910,805

PHARMACEUTICALS – 7.9%
Allergan, Inc.	30,200	1,698,750
*Auxilium Pharmaceuticals, Inc.	45,200	1,421,992
*Cephalon, Inc.	24,244	1,323,237
*Express Scripts, Inc.	22,026	1,760,318
*Forest Laboratories, Inc.	62,200	1,721,074
Herbalife Ltd.	30,400	1,022,960
Perrigo Co.	54,300	2,019,417
TOTAL PHARMACEUTICALS		$10,967,748

REAL ESTATE INVESTMENT TRUSTS (REIT) – 1.0%
*CB Richard Ellis Group, Inc.	130,500	1,350,675

RETAIL – 12.7%
Brinker International, Inc.	93,800	1,185,632
DineEquity, Inc.	65,600	1,388,096
*GameStop Corp.	112,844	2,740,981
*Lululemon Athletica, Inc.	79,000	1,984,480
*Panera Bread Co.	24,100	1,445,518
Phillips-Van Heusen Corp.	38,600	1,549,790
Ross Stores, Inc.	41,550	1,828,615
Tiffany & Co.	29,300	1,151,197
TJX Cos., Inc.	47,494	1,773,901
*Urban Outfitters, Inc.	83,100	2,607,678
TOTAL RETAIL		$17,655,888

SEMICONDUCTORS – 4.8%
Altera Corp.	65,700	1,300,203
*Atmel Corp.	310,500	1,155,060
*Broadcom Corp.	45,200	1,202,772
*LAM Research Corp.	65,100	2,195,172
*PMC – Sierra, Inc.	102,300	871,596
TOTAL SEMICONDUCTORS		$6,724,803

SOFTWARE – 7.5%
*Activision Blizzard, Inc.	122,100	1,322,343
*Allscripts-Misys Healthcare Solutions, Inc.	58,000	1,131,000
*ANSYS, Inc.	69,832	2,833,783
*Autodesk, Inc.	32,057	799,181

Description	Number of Shares	Value

*Cerner Corp.	20,130	$1,530,685
*Citrix Systems, Inc.	45,700	1,679,932
*Salesforce.Com, Inc.	20,600	1,169,050
TOTAL SOFTWARE		$10,465,974

TELECOMMUNICATIONS – 2.8%
Adtran, Inc.	27,400	631,296
Harris Corp.	38,500	1,606,220
*RF Micro Devices, Inc.	420,800	1,674,784
TOTAL TELECOMMUNICATIONS		$3,912,300

TRANSPORTATION – 2.6%
CH Robinson Worldwide, Inc.	35,242	1,942,187
Expeditors International of Washington, Inc.	54,438	1,753,992
TOTAL TRANSPORTATION		$3,696,179
TOTAL COMMON STOCKS (COST $115,211,412		$137,692,126

WARRANT – 0.0%**

BANKS – 0.0%**
*,(4)Washington Mutual, Inc.	9,300	$279
TOTAL Warrant (COST $0)		$279

MONEY MARKET FUND – 0.6%
+,(2)MTB Prime Money Market Fund, Corporate Shares, 0.08%	778,421	778,421
TOTAL MONEY MARKET FUND (COST $778,421)		$778,421
TOTAL INVESTMENTS – 99.3% (COST $115,989,833)		$138,470,826
OTHER ASSETS LESS LIABILITIES – 0.7%		973,556
TOTAL NET ASSETS – 100.0%		$139,444,382

(MTB Mid Cap Growth Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	69

MTB Mid Cap Growth Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $22,480,993. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $27,123,565 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,642,572.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$137,692,126	$—	$—	$137,692,126
Warrant	279			279
Money Market Fund	778,421	—	—	778,421

Total	$138,470,826	$—	$—	$138,470,826

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

70

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Small Cap Growth Fund

At October 31, 2009, the Fund’s portfolio composition was as follows:

Industry Classification	Percentage of Total Net Assets
Engineering & Construction	7.9%
Software	7.5%
Telecommunications	6.9%
Machinery	6.4%
Retail	6.2%
Internet	6.1%
Metals & Mining	5.8%
Healthcare – Products	5.5%
Oil & Gas	4.5%
Diversified Financial Services	4.2%
Commercial Services	3.9%
Semiconductors	3.6%
Biotechnology	3.5%
Pharmaceuticals	3.5%
Computers	2.8%
Chemicals	2.7%
Healthcare Providers & Services	2.3%
Electronics	2.1%
Coal	1.8%
Electrical Components & Equipment	1.8%
Oil & Gas Services	1.8%
Auto Parts & Equipment	1.2%
Miscellaneous Manufacturing	1.0%
Home Furnishings	1.0%
Apparel	0.8%
Energy-Alternate Sources	0.7%
Entertainment	0.7%
Household Products	0.7%
Iron/Steel	0.7%
Agriculture	0.6%
Leisure Time	0.6%
Distribution/Wholesale	0.5%
Transportation	0.5%
Cash Equivalents[1]	2.2%
Other Assets and Liabilities – Net[2]	(2.0)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(MTB Small Cap Growth Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	71

MTB Small Cap Growth Fund (continued)

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Value

COMMON STOCKS – 99.8%

AGRICULTURE – 0.6%
Andersons, Inc.	27,000	$837,810

APPAREL – 0.8%
*Warnaco Group, Inc.	26,500	1,074,045

AUTO PARTS & EQUIPMENT – 1.2%
ArvinMeritor, Inc.	85,000	663,850
*Fuel Systems Solutions, Inc.	27,000	883,980
TOTAL AUTO PARTS & EQUIPMENT		$1,547,830

BIOTECHNOLOGY – 3.5%
*Alexion Pharmaceuticals, Inc.	19,800	879,318
*Dendreon Corp.	37,000	934,990
*Human Genome Sciences, Inc.	117,000	2,186,730
*RTI Biologics, Inc.	144,000	564,480
TOTAL BIOTECHNOLOGY		$4,565,518

CHEMICALS – 2.7%
Cytec Industries, Inc.	24,000	796,080
*Rockwood Holdings, Inc.	92,000	1,828,960
*Solutia, Inc.	80,000	880,000
TOTAL CHEMICALS		$3,505,040

COAL – 1.8%
*Alpha Natural Resources, Inc.	40,000	1,358,800
Walter Industries, Inc.	17,000	994,500
TOTAL COAL		$2,353,300

COMMERCIAL SERVICES – 3.9%
*American Public Education, Inc.	11,400	363,660
*Coinstar, Inc.	21,000	666,540
*Quanta Services, Inc.	39,000	826,800
Sotheby’s	49,000	777,140
*SuccessFactors, Inc.	77,000	1,177,330
*Wright Express Corp.	45,500	1,269,905
TOTAL COMMERCIAL SERVICES		$5,081,375

COMPUTERS – 2.8%
*Brocade Communications Systems, Inc.	129,100	1,107,678
*Compellent Technologies, Inc.	26,000	476,840
*Palm, Inc.	62,000	719,820
*Riverbed Technology, Inc.	53,500	1,096,215
*STEC, Inc.	13,000	277,160
TOTAL COMPUTERS		$3,677,713

DISTRIBUTION/WHOLESALE – 0.5%
*Fossil, Inc.	25,000	668,250

Description	Number of Shares	Value

DIVERSIFIED FINANCIAL SERVICES – 4.2%
*Affiliated Managers Group, Inc.	37,500	$2,380,875
Janus Capital Group, Inc.	107,000	1,403,840
Och-Ziff Capital Management Group LLC	84,000	1,018,920
*Stifel Financial Corp.	13,000	675,480
TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,479,115

ELECTRICAL COMPONENTS & EQUIPMENT – 1.8%
*American Superconductor Corp.	44,000	1,474,880
*GrafTech International Ltd.	70,000	945,000
TOTAL ELECTRICAL COMPONENTS & EQUIPMENT		$2,419,880

ELECTRONICS – 2.1%
*Itron, Inc.	12,000	720,480
Jabil Circuit, Inc.	63,000	842,940
Woodward Governor Co.	50,000	1,175,500
TOTAL ELECTRONICS		$2,738,920

ENERGY-ALTERNATE SOURCES – 0.7%
*Clean Energy Fuels Corp.	75,000	870,000

ENGINEERING & CONSTRUCTION – 7.9%
Chicago Bridge & Iron Co. NV	77,500	1,457,775
*Foster Wheeler AG	100,300	2,807,397
*McDermott International, Inc.	124,600	2,769,858
*MYR Group, Inc.	116,800	2,006,624
*Orion Marine Group, Inc.	69,630	1,325,756
TOTAL ENGINEERING & CONSTRUCTION		$10,367,410

ENTERTAINMENT – 0.7%
*Bally Technologies, Inc.	23,000	905,970

HEALTHCARE PROVIDERS & SERVICES – 2.3%
*Community Health Systems, Inc.	11,000	344,080
*Health Management Associates, Inc.	158,000	963,800
*Health Net, Inc.	35,000	521,850
*Tenet Healthcare Corp.	232,600	1,190,912
TOTAL HEALTHCARE PROVIDERS & SERVICES		$3,020,642

HEALTHCARE – PRODUCTS – 5.5%
*Angiodynamics, Inc.	40,000	604,000
*Cepheid, Inc.	48,700	646,249
*Exactech, Inc.	22,500	337,500
*Insulet Corp.	34,000	377,400
*Inverness Medical Innovations, Inc.	28,000	1,064,280
*Masimo Corp.	13,000	345,410
Meridian Bioscience, Inc.	25,100	556,969

(MTB Small Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

72	PORTFOLIOS OF INVESTMENTS

MTB Small Cap Growth Fund (continued)

Description	Number of Shares	Value

*NuVasive, Inc.	18,000	$653,220
*Quidel Corp.	65,000	929,500
*SonoSite, Inc.	21,800	540,422
STERIS Corp.	32,000	936,320
*TranS1, Inc.	68,300	271,151
TOTAL HEALTHCARE – PRODUCTS		$7,262,421

HOME FURNISHINGS – 1.0%
*Tempur-Pedic International, Inc.	41,600	805,792
*TiVo, Inc.	42,000	456,960
TOTAL HOME FURNISHINGS		$1,262,752

HOUSEHOLD PRODUCTS – 0.7%
Tupperware Brands Corp.	20,500	922,910

INTERNET – 6.1%
*Asiainfo Holdings, Inc.	61,300	1,352,278
*Blue Coat Systems, Inc.	32,500	724,100
*comScore, Inc.	19,000	291,270
*Cybersource Corp.	68,000	1,113,840
NIC, Inc.	70,000	613,200
*Rackspace Hosting, Inc.	57,000	954,750
*Sourcefire, Inc.	108,500	2,202,550
*Valueclick, Inc.	73,000	718,320
TOTAL INTERNET		$7,970,308

IRON/STEEL – 0.7%
AK Steel Holding Corp.	61,000	968,070

LEISURE TIME – 0.6%
*WMS Industries, Inc.	20,700	827,586

MACHINERY – 6.4%
Bucyrus International, Inc.	60,000	2,665,200
*Chart Industries, Inc.	55,600	1,099,212
Cummins, Inc.	24,000	1,033,440
Manitowoc Co., Inc.	111,000	1,014,540
*Terex Corp.	62,000	1,253,640
Wabtec Corp.	34,900	1,282,924
TOTAL MACHINERY		$8,348,956

METALS & MINING – 5.8%
*Allied Nevada Gold Corp.	56,000	534,800
*Avalon Rare Metals, Inc.	200,000	466,023
*Century Aluminum Co.	116,000	1,005,720
Compass Minerals International, Inc.	17,000	1,059,440
*Hecla Mining Co.	287,000	1,179,570
*Quadra Mining Ltd.	51,000	713,962
*Silver Wheaton Corp.	119,200	1,487,616
*Thompson Creek Metals Co., Inc.	57,000	580,260
Yamana Gold, Inc.	60,500	644,325
TOTAL METALS & MINING		$7,671,716

Description	Number of Shares	Value

MISCELLANEOUS MANUFACTURING – 1.0%
*Hexcel Corp.	123,000	$1,353,000

OIL & GAS – 4.5%
*Concho Resources, Inc.	19,500	743,145
*Forest Oil Corp.	56,000	1,097,600
*Hercules Offshore, Inc.	96,000	492,480
*Kodiak Oil & Gas Corp.	230,500	555,505
*Newfield Exploration Co.	25,000	1,025,500
*Petrohawk Energy Corp.	22,000	517,440
*Resolute Energy Corp.	26,500	281,960
*Rosetta Resources, Inc.	89,000	1,204,170
TOTAL OIL & GAS		$5,917,800

OIL & GAS SERVICES – 1.8%
Acergy SA ADR	57,000	705,660
*ION Geophysical Corp.	137,800	527,774
*North American Energy Partners, Inc.	120,500	683,235
*Willbros Group, Inc.	30,000	394,200
TOTAL OIL & GAS SERVICES		$2,310,869

PHARMACEUTICALS – 3.5%
*Auxilium Pharmaceuticals, Inc.	42,500	1,337,050
*Orexigen Therapeutics, Inc.	126,600	817,836
*Poniard Pharmaceuticals, Inc.	87,000	569,850
*Savient Pharmaceuticals, Inc.	91,000	1,146,600
*Vivus, Inc.	87,000	687,300
TOTAL PHARMACEUTICALS		$4,558,636

RETAIL – 6.2%
*Aeropostale, Inc.	15,000	562,950
*Cheesecake Factory, Inc.	31,900	579,942
*Childrens Place Retail Stores, Inc.	11,000	345,950
DineEquity, Inc.	26,000	550,160
*GameStop Corp.	23,000	558,670
*Hibbett Sports, Inc.	14,500	271,730
*J Crew Group, Inc.	32,500	1,325,350
*Lululemon Athletica, Inc.	38,000	954,560
OfficeMax, Inc.	56,500	645,795
Phillips-Van Heusen Corp.	33,700	1,353,055
*Ulta Salon Cosmetics & Fragrance, Inc.	21,000	317,940
*Urban Outfitters, Inc.	22,000	690,360
TOTAL RETAIL		$8,156,462

SEMICONDUCTORS – 3.6%
*Advanced Micro Devices, Inc.	213,500	982,100
*Applied Micro Circuits Corp.	119,000	930,580
*Emulex Corp.	82,000	828,200
*Microsemi Corp.	67,500	898,425
*Monolithic Power Systems, Inc.	32,000	639,680

(MTB Small Cap Growth Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	73

MTB Small Cap Growth Fund (concluded)

Description	Number of Shares	Value

*PMC – Sierra, Inc.	58,000	$494,160
TOTAL SEMICONDUCTORS		$4,773,145

SOFTWARE – 7.5%
*Advent Software, Inc.	19,000	726,180
*ArcSight, Inc.	56,000	1,384,320
*athenahealth, Inc.	16,500	620,565
*CommVault Systems, Inc.	23,500	462,950
*Eclipsys Corp.	36,500	684,375
*Informatica Corp.	64,000	1,358,720
*MedAssets, Inc.	42,500	932,450
*Parametric Technology Corp.	64,000	954,240
*Progress Software Corp.	20,500	473,550
*RightNow Technologies, Inc.	40,000	610,400
Solera Holdings, Inc.	36,000	1,159,920
*Take-Two Interactive Software, Inc.	50,000	548,500
TOTAL SOFTWARE		$9,916,170

TELECOMMUNICATIONS – 6.9%
*3Com Corp.	223,000	1,146,220
Adtran, Inc.	44,800	1,032,192
*Airvana, Inc.	109,000	665,990
*Aruba Networks, Inc.	76,000	594,320

Description	Number of Shares	Value

*Atheros Communications, Inc.	29,000	$713,980
*MasTec, Inc.	98,000	1,156,400
Plantronics, Inc.	22,500	542,475
*RF Micro Devices, Inc.	58,500	232,830
*SAVVIS, Inc.	63,000	931,770
*SBA Communications Corp.	46,000	1,297,660
*Tellabs, Inc.	129,000	776,580
TOTAL TELECOMMUNICATIONS		$9,090,417

TRANSPORTATION – 0.5%
*Celadon Group, Inc.	66,000	644,160
TOTAL COMMON STOCKS (COST $122,143,345)		$131,068,196

MONEY MARKET FUND – 2.2%
+,(2)MTB Prime Money Market Fund, Corporate Shares, 0.08%
(COST $2,903,855)	$2,903,855	$2,903,855
TOTAL INVESTMENTS – 102.0% (COST $125,047,200)		$133,972,051
OTHER LIABILITIES LESS ASSETS – (2.0%)		(2,681,672)
TOTAL NET ASSETS – 100.0%		$131,290,379

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $8,924,851. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $14,035,259 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,110,408.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3[1]	Total

Investments in Securities
Common Stocks	$131,068,196	$—	$—	$131,068,196
Money Market Fund	2,903,855	—	—	2,903,855

Total	$133,972,051	$—	$—	$133,972,051

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

[1]

At April 30, 2009, the Fund held warrants that were fair valued at $0 and classified as Level 3 securities. These warrants expired during the period and have therefore been removed from Level 3 securities.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

74

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB International Equity Fund

At October 31, 2009, the Fund’s portfolio composition was as follows:

Industry Classification	Percentage of Total Net Assets
Banks	12.1%
Oil & Gas	11.5%
Telecommunications	8.3%
Insurance	6.7%
Chemicals	6.4%
Metals & Mining	6.4%
Pharmaceuticals	5.6%
Diversified Financial Services	4.3%
Distribution/Wholesale	2.1%
Commercial Services	2.0%
Food	2.0%
Retail	2.0%
Electric	1.9%
Software	1.9%
Electronics	1.8%
Real Estate Management & Development	1.6%
Iron/Steel	1.4%
Transportation	1.3%
Aerospace & Defense	1.2%
Beverages	1.1%
Building Materials	1.1%
Internet	1.1%
Computers	1.0%
Healthcare – Products	1.0%
Media	1.0%
Semiconductors	1.0%
Water	0.9%
Apparel	0.8%
Cosmetics/Personal Care	0.8%
Household Products	0.8%
Leisure Time	0.7%
Machinery	0.7%
Miscellaneous Manufacturing	0.7%
Auto Manufacturers	0.6%
Engineering & Construction	0.6%
Environmental Control	0.6%
Energy-Alternate Sources	0.5%
Airlines	0.4%
Biotechnology	0.4%
Electrical Components & Equipment	0.4%
Auto Parts & Equipment	0.3%
Oil & Gas Services	0.3%

(MTB International Equity Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	75

MTB International Equity Fund (continued)

Industry	Percentage of Total Net Assets
Equity Fund	0.2%
Gas	0.2%
Packaging and Containers	0.2%
Agriculture	0.1%
Home Furnishings	0.1%
Metal Fabricate/Hardware	0.1%
Office/Business Equipment	0.1%
Shipbuilding	0.1%
Rights	0.0%[3]
Cash Equivalents[1]	0.9%
Other Assets and Liabilities – Net[2]	0.7%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Value

COMMON STOCKS – 95.7%

AUSTRALIA – 3.8%
Amcor, Ltd.	55,700	$286,251
BHP Billiton Ltd.	26,827	880,920
*Centamin Egypt Ltd.	841,000	1,670,620
CSL Ltd.	27,771	780,704
Goodman Fielder Ltd.	209,900	300,308
Macquarie Group, Ltd.	4,300	186,785
Qantas Airways Ltd.	150,900	370,548
Rio Tinto Ltd.	42,617	2,366,597
Sigma Pharmaceuticals Ltd.	514,667	430,004
TOTAL AUSTRALIA		$7,272,737

AUSTRIA – 0.1%
Voestalpine AG	4,700	160,196

BELGIUM – 1.3%
Anheuser-Busch InBev NV	42,005	1,974,060
Delhaize Group SA	3,400	230,804
*,(9)Fortis (Strip VVPR)	15,244	22
Solvay SA	2,800	275,283
TOTAL BELGIUM		$2,480,169

BRAZIL – 2.8%
*Brasil Telecom SA ADR	9,300	239,475
*Centrais Eletricas Brasileiras SA ADR	9,400	134,796

Description	Number of Shares	Value

*Cia de Saneamento Basico do Estado de Sao Paulo	3,100	$58,9 52
*Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,600	138,672
EDP – Energias do Brasil SA	19,900	321,952
Petroleo Brasileiro SA ADR	48,646	2,248,418
Redecard SA	81,700	1,212,792
Vale SA SP ADR	40,683	1,037,010
TOTAL BRAZIL		$5,392,067

CANADA – 4.1%
Alimentation Couche Tard, Inc.	22,200	389,610
Atco Ltd.	4,300	168,495
BCE, Inc.	12,810	306,502
Biovail Corp.	26,700	360,261
Cameco Corp.	38,900	1,058,469
Canadian Imperial Bank of Commerce	4,700	269,304
Fairfax Financial Holdings Ltd.	1,000	357,719
Laurentian Bank of Canada	11,300	412,817
Manulife Financial Corp.	47,011	873,935
National Bank of Canada	7,300	380,433
Niko Resources Ltd.	17,550	1,420,803
*RONA, Inc.	23,600	323,013
Shoppers Drug Mart Corp.	14,766	586,655
Suncor Energy, Inc.	25,496	841,878
TOTAL CANADA		$7,749,894

(MTB International Equity Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

76	PORTFOLIOS OF INVESTMENTS

MTB International Equity Fund (continued)

Description	Number of Shares	Value

CHINA – 4.9%
Agile Property Holdings Ltd.	566,000	$726,308
China Communications Construction Co., Ltd.	521,000	562,229
China Merchants Bank Co., Ltd.	256,000	656,902
China National Building Material Co., Ltd.	576,000	1,235,486
China Petroleum & Chemical Corp.	674,000	568,478
Chongqing Iron & Steel Co., Ltd.	910,000	333,240
Industrial & Commercial Bank of China	2,896,000	2,303,440
*Maanshan Iron & Steel	408,000	244,865
*New Oriental Education & Technology Group ADR	7,768	542,517
PetroChina Co., Ltd.	698,000	842,655
PetroChina Co., Ltd. ADR	500	60,020
Tencent Holdings Ltd.	63,100	1,101,234
Zhejiang Expressway Co., Ltd.	284,000	240,571
TOTAL CHINA		$9,417,945

COLOMBIA – 0.2%
BanColombia SA ADR	10,700	423,506

CZECH REPUBLIC – 0.1%
*Unipetrol	24,300	181,445

DENMARK – 1.1%
*Danske Bank A/S	11,600	267,610
H Lundbeck A/S	18,200	351,698
Novo-Nordisk A/S	9,251	575,313
*Vestas Wind Systems A/S	12,992	914,974
TOTAL DENMARK		$2,109,595

FINLAND – 0.1%
Rautaruukki OYJ	5,600	114,089

FRANCE – 7.2%
AXA SA	47,564	1,182,020
BNP Paribas	36,253	2,727,255
Casino Guichard Perrachon SA	3,700	293,852
CIE de Saint-Gobain	13,300	647,515
Credit Agricole SA	13,000	249,667
EDF	18,767	1,043,669
Iliad SA	8,720	944,028
Rallye SA	4,600	156,088
Sanofi-Aventis SA	13,600	994,061
SCOR SE	11,600	295,539
Societe Generale	1,500	99,630
Suez Environnement Co.	67,587	1,503,949
Thales SA	7,200	349,345
Total SA	33,149	1,973,912
Total SA ADR	8,818	529,697
Vivendi	25,200	697,991
TOTAL FRANCE		$13,688,218

Description	Number of Shares	Value

GERMANY – 6.2%
Adidas AG	15,478	$716,445
Allianz Se	900	103,147
BASF Se	4,900	262,134
Bayer AG	22,491	1,557,836
Daimler AG	5,000	243,387
Deutsche Bank AG	4,900	354,820
Deutsche Boerse AG	25,548	2,071,965
Deutsche Telekom AG	95,600	1,303,866
E.ON AG	17,600	672,736
Muenchener Rueckversicherungs AG	11,711	1,857,425
RWE AG	4,300	376,518
SAP AG ADR	12,456	563,883
Siemens AG	8,000	720,875
Thyssenkrupp AG	7,200	231,619
Wacker Chemie AG	5,510	793,259
TOTAL GERMANY		$11,829,915

GREECE – 0.1%
Hellenic Petroleum SA	17,400	210,446
Mytilineos Holdings SA	8,571	73,045
TOTAL GREECE		$283,491

HONG KONG – 3.4%
BOC Hong Kong Holdings, Ltd.	729,000	1,678,340
Esprit Holdings Ltd.	121,200	793,435
Hang Lung Properties, Ltd.	156,000	587,960
Kingboard Chemical Holdings Ltd.	121,000	488,755
LI & Fung Ltd.	216,000	894,464
Sun Hung Kai Properties Ltd.	110,000	1,668,270
VTech Holdings Ltd.	56,000	465,973
TOTAL HONG KONG		$6,577,197

HUNGARY – 0.3%
Egis Gyogyszergyar Nyrt	3,600	378,722
*OTP Bank Nyrt	7,000	194,101
TOTAL HUNGARY		$572,823

INDIA – 0.9%
GAIL India Ltd. GDR	2,500	104,441
HDFC Bank Ltd. ADR	7,382	816,523
Infosys Technologies Ltd. ADR	12,859	591,514
State Bank of India Ltd. GDR	1,600	145,265
TOTAL INDIA		$1,657,743

IRELAND – 1.1%
DCC PLC	13,500	354,779
*Irish Life & Permanent PLC	38,000	274,123
Shire PLC	83,660	1,479,738
TOTAL IRELAND		$2,108,640

ISRAEL – 1.0%
Israel Chemicals Ltd.	107,660	1,258,641

(MTB International Equity Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	77

MTB International Equity Fund (continued)

Description	Number of Shares	Value

Teva Pharmaceutical Industries Ltd. ADR	11,349	$572,897
TOTAL ISRAEL		$1,831,538

ITALY – 1.0%
*Banco Popolare SC	12,600	109,276
Enel SpA	53,600	319,542
ENI SpA	27,100	671,889
Finmeccanica SpA	7,700	129,255
Milano Assicurazioni SpA	19,800	64,989
Saipem SpA	18,139	537,237
TOTAL ITALY		$1,832,188

JAPAN – 13.5%
Astellas Pharma, Inc.	10,800	395,400
Brother Industries Ltd.	28,900	326,672
Central Glass Co., Ltd.	59,000	233,254
Circle K Sunkus Co., Ltd.	11,300	155,263
Cosmo Oil Co., Ltd.	51,000	132,963
East Japan Railway Co.	19,300	1,236,990
Eizo Nanao Corp.	12,300	292,593
Fanuc Ltd.	8,400	705,561
Fast Retailing Co. Ltd.	4,400	727,340
Hitachi Capital Corp.	10,200	128,533
Hitachi Metals Ltd.	127,000	1,205,136
Honda Motor Co., Ltd.	7,000	216,607
ITOCHU Corp.	35,000	218,659
Jupiter Telecommunications Co. Ltd.	751	689,889
KDDI Corp.	60	318,819
Konami Corp.	2,500	45,123
Konica Minolta Holdings, Inc.	20,500	191,214
Kose Corp.	3,400	74,603
Kurita Water Industries Ltd.	36,700	1,134,881
Kyowa Exeo Corp.	2,000	18,351
Marubeni Corp.	65,000	324,108
Ministop Co., Ltd.	9,600	134,017
Mitsubishi Corp.	10,500	224,311
Mitsui & Co., Ltd.	86,400	1,115,097
*Mitsui Mining & Smelting Co., Ltd.	76,100	196,511
NGK Insulators Ltd.	35,000	786,980
Nidec Corp.	18,900	1,612,094
Nifco, Inc.	16,000	326,353
Nippon Oil Corp.	54,500	266,177
Nippon Telegraph & Telephone Corp.	10,000	413,135
NOF Corp.	86,000	390,364
Nomura Holdings, Inc.	191,200	1,337,957
NTT DoCoMo, Inc.	1,258	1,832,558
Ricoh Co., Ltd.	10,000	137,995
Secom Co., Ltd.	27,800	1,300,167

Description	Number of Shares	Value

Shin-Etsu Chemical Co., Ltd.	32,400	$1,706,834
Shinmaywa Industries Ltd.	24,000	85,637
Showa Shell Sekiyu KK	24,200	237,711
Sony Financial Holdings, Inc.	186	531,532
Sumitomo Bakelite Co., Ltd.	6,000	27,929
Sumitomo Corp.	37,400	364,151
Sumitomo Mitsui Financial Group, Inc.	10,000	343,492
Sumitomo Trust & Banking Co., Ltd.	49,000	252,901
Takeda Pharmaceutical Co., Ltd.	13,100	526,798
*Toyo Tire & Rubber Co., Ltd.	69,000	128,721
Toyota Motor Corp.	15,400	609,381
Unicharm Corp.	14,800	1,417,945
Yamada Denki Co., Ltd.	10,130	617,324
Yokohama Rubber Co., Ltd.	19,100	83,362
TOTAL JAPAN		$25,779,393

LUXEMBOURG – 0.4%
*Millicom International Cellular SA	11,629	728,673

MEXICO – 0.4%
Telefonos de Mexico SAB de CV	142,000	118,730
Wal-Mart de Mexico SAB de CV ADR	16,713	581,779
TOTAL MEXICO		$700,509

NETHERLANDS – 3.9%
*Aegon NV	36,800	262,188
AKZO Nobel NV	18,000	1,063,738
*ING Groep NV	20,500	265,049
Koninklijke DSM NV	11,800	516,273
Koninklijke KPN NV	82,753	1,500,300
*Koninklijke Vopak NV	17,100	1,152,831
Royal Dutch Shell PLC	45,900	1,329,625
Unilever NV	45,200	1,392,063
TOTAL NETHERLANDS		$7,482,067

NEW ZEALAND – 0.0%**
Fisher & Paykel Appliances Holdings Ltd.	32,500	15,129

NORWAY – 0.9%
*Norsk Hydro ASA	14,000	91,399
Statoil ASA	12,070	286,237
Yara International ASA	39,459	1,312,488
TOTAL NORWAY		$1,690,124

PAPUA NEW GUINEA – 0.7%
Oil Search Ltd.	253,915	1,297,396

POLAND – 0.1%
Telekomunikacja Polska SA	49,900	291,916

PORTUGAL – 0.3%
Banco Espirito Santo SA	16,030	118,183

(MTB International Equity Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

78	PORTFOLIOS OF INVESTMENTS

MTB International Equity Fund (continued)

Description	Number of Shares	Value

Portugal Telecom SGPS SA	41,200	$470,517
TOTAL PORTUGAL		$588,700

RUSSIA – 1.8%
Gazprom OAO ADR	91,110	2,175,474
*Magnitogorsk Iron & Steel Works GDR	49,100	461,607
*MMC Norilsk Nickel ADR	32,100	419,021
Mobile Telesystems OJSC ADR	8,500	385,050
TOTAL RUSSIA		$3,441,152

SINGAPORE – 1.2%
DBS Group Holdings, Ltd.	145,000	1,323,150
MobileOne Ltd.	126,900	156,660
Singapore Airlines Ltd.	41,070	393,556
Singapore Airport Terminal Services Ltd.	29,981	52,155
Venture Corp., Ltd.	55,000	351,969
TOTAL SINGAPORE		$2,277,490

SOUTH AFRICA – 0.6%
Astral Foods Ltd.	16,800	216,183
MTN Group Ltd.	34,582	519,094
Nedbank Group Ltd.	21,637	326,618
Telkom SA Ltd.	12,300	68,376
TOTAL SOUTH AFRICA		$1,130,271

SOUTH KOREA – 1.1%
Busan Bank	32,200	366,442
Daishin Securities Co., Ltd.	12,200	153,706
Hyundai Mipo Dockyard	2,200	183,764
Korea Exchange Bank	26,200	299,116
KT Corp.	3,100	101,290
*LG Hausys Ltd.	512	51,312
#,@Samsung Electronics Co., Ltd. GDR	2,608	797,456
SK Telecom Co., Ltd.	1,400	214,029
TOTAL SOUTH KOREA		$2,167,115

SPAIN – 4.2%
Banco Bilbao Vizcaya Argentaria SA	9,348	167,441
Banco Santander SA	220,842	3,554,864
Gamesa Corp. Tecnologica SA	24,433	447,421
Repsol YPF SA	23,700	630,944
Telefonica SA	116,079	3,239,983
TOTAL SPAIN		$8,040,653

SWEDEN – 0.8%
Atlas Copco AB	41,897	572,533
*Electrolux AB, Series B	9,200	223,441
Saab AB	33,000	437,785
Telefonaktiebolaget Lm Ericsson	27,300	291,062
TOTAL SWEDEN		$1,524,821

Description	Number of Shares	Value

SWITZERLAND – 7.7%
*ABB Ltd.	29,924	$557,457
*Actelion Ltd.	23,780	1,310,779
Baloise Holding AG	3,500	299,799
*Clariant AG	27,900	267,499
Credit Suisse Group AG	18,482	987,200
Helvetia Holding AG	800	254,652
Julius Baer Group Ltd.	34,209	1,287,798
*Logitech International SA	34,714	590,138
Lonza Group AG	12,246	954,137
Nestle SA	13,546	629,686
Novartis AG	21,914	1,143,105
Roche Holding AG	5,595	896,441
Swiss Reinsurance Co., Ltd.	7,500	305,579
Swisscom AG	2,000	722,794
Syngenta AG	5,117	1,211,252
*UBS AG	76,400	1,279,421
Zurich Financial Services AG	8,649	1,980,027
TOTAL SWITZERLAND		$14,677,764

TAIWAN – 0.6%
AU Optronics Corp. ADR	34,299	302,860
Compal Electronics, Inc.	377,748	473,685
Macronix International	623,804	317,761
TOTAL TAIWAN		$1,094,306

THAILAND – 0.2%
Krung Thai Bank PCL	1,649,900	430,283

TURKEY – 0.2%
Tupras Turkiye Petrol Rafine	10,800	184,482
*Turk Sise ve CAM Fabrikalari A/S	264,882	276,175
TOTAL TURKEY		$460,657

UNITED KINGDOM – 17.4%
Admiral Group PLC	71,680	1,205,003
ARM Holdings PLC	324,284	790,019
AstraZeneca PLC	18,700	840,517
*Autonomy Corp., PLC	111,623	2,453,476
Aviva PLC	45,500	284,892
*Barclays PLC	74,000	387,172
BG Group PLC	109,697	1,891,097
BP PLC	153,300	1,443,745
*,(9)Bradford & Bingley PLC	28,100	0
Brit Insurance Holdings PLC	54,500	185,396
British Sky Broadcasting Group PLC	69,298	604,143
BT Group PLC	806,124	1,721,034
Capita Group PLC	52,600	658,177
Centrica PLC	65,400	265,650

(MTB International Equity Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	79

MTB International Equity Fund (continued)

Description	Number of Shares	Value

Computacenter PLC	85,600	$396,919
Dairy Crest Group PLC	13,900	90,984
*Dana Petroleum PLC	56,100	1,175,686
De La Rue PLC	76,655	1,147,808
GlaxoSmithKline PLC	20,700	425,107
Greene King PLC	36,400	235,749
ICAP PLC	80,539	536,318
IMI PLC	43,600	308,064
Logica PLC	249,300	472,494
Marston’s PLC	92,160	130,419
Old Mutual PLC	45,300	78,618
*Petropavlovsk PLC	105,553	1,817,452
*Premier Foods PLC	67,000	39,412
Prudential PLC	265,685	2,410,700
Reckitt Benckiser Group PLC	26,098	1,297,601
*Rolls-Royce Group PLC, Class C	11,041,200	18,121
*Rolls-Royce Group PLC	184,020	1,358,905
Smith & Nephew PLC	62,969	557,106
Standard Chartered PLC	27,671	679,497
Tesco PLC	119,393	796,743
Tomkins PLC	71,200	195,897
TUI Travel PLC	341,390	1,304,196
Tullow Oil PLC	55,500	1,076,257
Vedanta Resources PLC	37,788	1,288,967
Vodafone Group PLC	129,100	285,633
*Wolseley PLC	45,000	909,759
*Xstrata PLC	94,377	1,351,819
TOTAL UNITED KINGDOM		$33,116,552
TOTAL COMMON STOCKS (COST $161,374,079)		$182,618,367

MUTUAL FUNDS – 0.2%

UNITED STATES – 0.2%
iShares MSCI EAFE Index Fund	6,899	367,717
iShares MSCI Emerging Markets Index Fund	2,723	102,276
TOTAL MUTUAL FUNDS (COST $456,372)		$469,993

Description	Number of Shares	Value

PREFERRED STOCKS – 2.5%

BRAZIL – 1.8%
Brasil Telecom Participacoes SA	22,500	$226,456
Centrais Eletricas Brasileiras SA, Series B	16,900	215,855
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	23,200	433,946
Itau Unibanco Banco Multiplo SA ADR	129,804	2,484,449
TOTAL BRAZIL		$3,360,706

GERMANY – 0.7%
Fresenius SE	22,800	1,323,488
TOTAL PREFERRED STOCKS (COST $3,859,420)		$4,684,194

RIGHTS – 0.0%**

BELGIUM – 0.0%**
*,(3),(9)Fortis	11,900	0

SPAIN – 0.0%**
*,(3)Banco Santander SA	135,063	23,852
TOTAL RIGHTS (COST $0)		$23,852

MONEY MARKET FUND – 0.9%
+,(2)MTB Prime Money Market Fund, Corporate Shares, 0.08%
(COST $1,642,757)	1,642,757	$1,642,757
TOTAL INVESTMENTS – 99.3% (COST $167,332,628)		$189,439,163
OTHER ASSETS LESS LIABILITIES – 0.7%		1,347,891
TOTAL NET ASSETS – 100.0%		$190,787,054

(MTB International Equity Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

80	PORTFOLIOS OF INVESTMENTS

MTB International Equity Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $22,140,734. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $33,977,913 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,837,179.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$182,618,345	$—	$22	$182,618,367
Mutual Funds	469,993	—	—	469,993
Preferred Stocks	4,684,194	—	—	4,684,194
Rights	23,852	—	0	23,852
Money Market Fund	1,642,757	—	—	1,642,757

Total	$189,439,141	$—	$22	$189,439,163

Please refer to the Portfolio of Investments for a further breakout of each security by geographic region.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Rights
Balance as of April 30, 2009	$21	$0
Realized gain (loss)	(262,348)	—
Change in unrealized appreciation (depreciation)	262,350	—
Net purchases (sales)	(1)	—
Transfers in and/or out of Level 3	—	—

Balance as of October 31, 2009	$22	$0

See Notes to Portfolios of Investments

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO PORTFOLIOS OF INVESTMENTS	81

(1)	Floating rate note with current rate and next reset date shown.

(2)	Affiliated company.

(3)	No associated strike price available.

(4)	No strike price or expiration date available due to ongoing litigation.

(5)	Zero coupon security. The rate shown reflects the effective yield at purchase date.

(6)	Current rate and next reset date shown for Variable Rate Demand Notes.

(7)	Discount rate at time of purchase.

(8)	At October 31, 2009, 1.7% of the total investments at market value were subject to the alternative minimum tax for New York Municipal Bond Fund, 0.4% for Maryland Municipal Bond Fund and 9.7% for Virginia Municipal Bond Fund.

(9)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2009, the value of these securities amounted to:

Fund	Amount	Percentage of Total Net Assets
MTB International Equity Fund	$22	0.0%
MTB U.S. Government Bond Fund	42,802	0.1%

*	Non-income producing security.

**	Represents less than 0.05%.

+	7-Day net yield.

#	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2009, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
MTB International Equity Fund	$797,456	0.4%
MTB Short-Term Corporate Bond Fund	16,000,226	17.4%
MTB Pennsylvania Municipal Bond Fund	1,343,856	1.2%
MTB Intermediate-Term Bond Fund	10,669,317	8.1%
MTB Income Fund	17,921,529	8.9%
MTB Balanced Fund	209,169	1.2%

@	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Value	Percentage of Total Net Assets
MTB Short-Term Corporate Bond Fund
Atlantis One Funding Corp.	10/23/2009	$999,789	$999,831
Atlantis One Funding Corp.	10/30/2009	1,429,986	1,429,991
BAE Systems Holdings, Inc.	3/28/2006	977,719	1,012,089
Cellco Partnership/Verizon Wireless Capital LLC	5/19/2009	599,532	619,539
Ciesco LLC	10/7/2009	1,499,667	1,499,867
Clorox Company	10/19/2009	999,882	999,965
Consolidated Edison Co.	10/23/2009	999,939	999,984
Devon Energy Corp.	10/20/2009	1,499,854	1,499,969
Dolphin Energy Ltd.	7/23/2009	500,000	509,513
Falcon Asset Securitization Co., LLC	10/30/2009	1,499,988	1,499,992
Govco LLC	10/29/2009	999,905	999,915
Kellogg Co.	10/30/2009	999,942	999,948
Kitty Hawk Funding	10/30/2009	583,984	583,986
Korea Railroad Corp.	5/8/2008	498,185	520,702
MassMutual Global Funding II	6/25/2009	499,610	505,316
Metropolitan Life Global Funding I	9/10/2009	997,150	1,007,203
Xstrata Finance Canada Ltd.	7/27/2009	303,000	312,416
			16,000,226	17.4%

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

82	NOTES TO PORTFOLIOS OF INVESTMENTS

Security	Acquisition Date	Acquisition Cost	Value	Percentage of Total Net Assets
MTB Pennsylvania Municipal Bond Fund
Bucks County, PA, IDA, Revenue Bonds, (Series A), (School Lane Charter School)	4/5/2007	$1,545,000	$1,343,856	1.2%

MTB Intermediate-Term Bond Fund
American Tower Corp.	10/13/2009	249,660	253,991
American Tower Trust	4/30/2007	1,000,000	990,184
Anheuser-Busch InBev Worldwide, Inc.	10/13/2009	496,725	497,235
Anheuser-Busch InBev Worldwide, Inc.	5/11/2009	498,120	557,348
Barrick Australian Finance Pty Ltd.	10/13/2009	1,019,617	1,024,337
Cantor Fitzgerald LP	10/14/2009	496,540	500,806
COX Enterprises, Inc.	10/27/2006	1,058,135	1,045,842
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	10/6/2009	1,000,960	1,017,079
Dolphin Energy Ltd.	7/23/2009	750,000	764,269
FMR LLC	10/28/2009	997,720	1,006,569
Holcim US Finance Sarl & CIE SCS	9/24/2009	493,370	516,579
Hyatt Hotels Corp.	8/10/2009	499,320	520,870
Kansas Gas & Electric	6/9/2009	249,548	285,590
Korea Railroad Corp.	5/8/2008	498,185	520,702
News America, Inc.	8/20/2009	499,010	526,072
Qwest Communications International, Inc.	9/14/2009	122,805	124,375
Ralcorp Holdings, Inc.	8/11/2009	498,510	517,469
			10,669,317	8.1%
MTB Income Fund
American Tower Corp.	10/13/2009	249,660	253,991
American Tower Trust	4/30/2007	1,000,000	990,184
Anheuser-Busch InBev Worldwide, Inc.	10/13/2009	496,725	497,235
Anheuser-Busch InBev Worldwide, Inc.	5/11/2009	498,120	557,348
ASIF Global Financing XIX	1/8/2003	1,172,807	1,097,450
BAE Systems Holdings, Inc.	6/1/2009	498,255	547,857
Bank of New York Institutional Capital Trust A	11/25/1996	1,500,000	1,350,223
Barrick Australian Finance Pty Ltd.	10/13/2009	1,019,617	1,024,337
Cantor Fitzgerald LP	10/14/2009	496,540	500,806
Cellco Partnership/Verizon Wireless Capital LLC	11/19/2008	494,675	625,895
COX Enterprises, Inc.	10/27/2006	1,056,883	1,045,842
Devon Energy Corp.	10/20/2009	499,951	499,989
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	10/6/2009	1,000,960	1,017,079
Dolphin Energy Ltd.	7/23/2009	750,000	764,269
FMR LLC	10/28/2009	997,720	1,006,569
Holcim US Finance Sarl & CIE SCS	9/24/2009	493,370	516,579
Hyatt Hotels Corp.	8/10/2009	499,320	520,870
Kansas Gas & Electric	6/8/2009	249,548	285,590
Korea Railroad Corp.	5/8/2008	498,185	520,702
LA Arena Funding LLC	4/23/1999	1,577,937	1,503,559
News America, Inc.	8/20/2009	499,010	526,072
Petroleum Co of Trinidad & Tobago Ltd.	8/14/2009	1,034,951	1,140,000
Qwest Communications International, Inc.	9/14/2009	122,805	124,375
Ralcorp Holdings, Inc.	8/11/2009	498,510	517,469
Xstrata Finance Canada Ltd.	11/14/2007	498,435	487,239
			17,921,529	8.9%

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO PORTFOLIOS OF INVESTMENTS	83

Security	Acquisition Date	Acquisition Cost	Value	Percentage of Total Net Assets
MTB Balanced Fund
COX Enterprises, Inc.	10/27/2006	$211,664	$209,169	1.2%

MTB International Equity Fund
Samsung Electronics Co., Ltd. GDR	10/28/2005	325,534	380,381
Samsung Electronics Co., Ltd. GDR	1/8/2008	27,074	29,966
Samsung Electronics Co., Ltd. GDR	1/15/2008	9,227	10,091
Samsung Electronics Co., Ltd. GDR	2/11/2008	307	306
Samsung Electronics Co., Ltd. GDR	2/26/2008	17,101	17,429
Samsung Electronics Co., Ltd. GDR	4/10/2008	37,834	34,552
Samsung Electronics Co., Ltd. GDR	4/11/2008	12,240	11,008
Samsung Electronics Co., Ltd. GDR	10/28/2008	13,862	27,520
Samsung Electronics Co., Ltd. GDR	11/4/2008	6,765	10,396
Samsung Electronics Co., Ltd. GDR	4/17/2009	40,650	54,733
Samsung Electronics Co., Ltd. GDR	5/1/2009	81,759	109,467
Samsung Electronics Co., Ltd. GDR	10/6/2009	117,490	111,607
			797,456	0.4%

At October 31, 2009, the MTB International Equity Fund had the following outstanding foreign exchange contracts:

Settlement Date	Contracts to Deliver/Receive	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED:
11/2/2009	6,423 Euro	$9,529	$9,452	$77
11/3/2009	10,419 Euro	15,337	15,333	$4
11/2/2009	17,881 Pound Sterling	29,586	29,348	$239
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$320

The following acronyms are used throughout this report:

ADR – American Depositary Receipt

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax

BANs – Bond Anticipation Notes

CAPMAC – Capital Markets Assurance Corporation

CIFG – CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee

COL – Collateralized

EDA – Economic Development Authority

ETM – Escrowed to Maturity

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Association

FGIC – Financial Guarantee Insurance Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GO – General Obligation

GTD – Guaranteed

HDA – Housing Development Authority

HEFA – Health & Education Facilities Authority

HFA – Housing Finance Agency

IBC – International Bancshares Corporation

IDA – Industrial Development Authority

IDFA – Industrial Development Finance Authority

INS – Insured

LLC – Limited Liability Corporation

LOC(s) – Letter(s) of Credit

LP – Limited Partnership

LT – Limited Tax

MTN – Medium Term Note

PCL – Public Company Limited

PRF – Prerefunded

REIT – Real Estate Investment Trust

SONYMA – State of New York Mortgage Agency

STRIP – Separate Trading of Registered Interest and Principal of Securities.

UT – Unlimited Tax

VRDNs – Variable Rate Demand Notes

XLCA – XL Capital Assurance Inc.

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

84	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2009	MTB Short Duration Government Bond Fund		MTB Short-Term Corporate Bond Fund	MTB U.S. Government Bond Fund	MTB New York Municipal Bond Fund	MTB Pennsylvania Municipal Bond Fund
ASSETS:
Investments, at identified cost	$83,430,985		$89,756,794	$68,226,379	$100,197,360	$106,696,517

Investments in securities, at value	85,377,399		91,474,386	71,624,594	102,276,979	110,142,472
Cash	941		1,341	1,008	—	2,087
Income receivable	449,731		673,195	651,904	1,530,197	1,735,264
Receivable for shares sold	30,000		65,354	349,429	18,275	15,587
Receivable for investments sold	4,990,700		—	1,287	—	—
Other assets	16,992		21,642	7,004	—	6,028

TOTAL ASSETS	90,865,763		92,235,918	72,635,226	103,825,451	111,901,438

LIABILITIES:
Payable for investments purchased	4,993,750		—	—	—	—
Income distribution payable	221,785		173,711	236,271	295,606	353,013
Payable to custodian	—		—	—	62,251	—
Payable for shares redeemed	107,076		48,391	27,673	112,980	—
Payable for Trustees’ fees	1,200		1,200	1,200	1,200	1,200
Payable for distribution services fee	889		482	1,499	15,404	919
Payable for shareholder services fee	72		56	42	429	242
Accrued expenses	30,518		6,076	39,956	21,714	29,217

TOTAL LIABILITIES	5,355,290		229,916	306,641	509,584	384,591

NET ASSETS	$85,510,473		$92,006,002	$72,328,585	$103,315,867	$111,516,847

NET ASSETS CONSIST OF:
Paid-in capital	$83,996,911		$91,319,237	$72,596,837	$105,399,445	$109,496,133
Net unrealized appreciation (depreciation) of investments	1,946,414		1,717,592	3,398,215	2,079,619	3,445,955
Accumulated net realized gain (loss) on investments and foreign currency transactions	(434,711)		(1,025,593)	(3,655,731)	(4,158,583)	(1,430,643)
Undistributed (Distributions in excess of) net investment income	1,859		(5,234)	(10,736)	(4,614)	5,402

TOTAL NET ASSETS	$85,510,473		$92,006,002	$72,328,585	$103,315,867	$111,516,847

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Class A
Net Assets	$5,586,667		$2,940,181	$6,756,854	$39,426,157	$5,952,922

Shares outstanding (unlimited shares authorized)	562,546		289,918	694,997	3,901,561	592,307

Net Asset Value per share	$9.93		$10.14	$9.72	$10.11	$10.05

Offering price per share*	$10.24	**	$10.45 **	$10.18 ***	$10.59 ***	$10.52	***

Class B
Net Assets	$247,357		$227,428	$248,632	$976,071	$728,200

Shares outstanding (unlimited shares authorized)	24,869		22,394	25,576	96,462	72,442

Net Asset Value per share	$9.95		$10.16	$9.72	$10.12	$10.05

Institutional I Shares
Net Assets	$79,676,449		$88,838,393	$65,323,099	$62,913,639	$104,835,725

Shares outstanding (unlimited shares authorized)	8,009,840		8,761,872	6,719,969	6,224,308	10,430,798

Net Asset Value per share	$9.95		$10.14	$9.72	$10.11	$10.05

*	See “How are Shares Priced?” in the Prospectus.

**	Computation of offering price per share 100/97.00 of net asset value.

***	Computation of offering price per share 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (continued)	85

October 31, 2009	MTB Maryland Municipal Bond Fund		MTB Virginia Municipal Bond Fund		MTB Intermediate-Term Bond Fund		MTB Income Fund		MTB Managed Allocation Fund— Conservative Growth
ASSETS:
Investments, at identified cost	$121,154,689		$19,372,307		$127,834,288		$206,340,232		$8,211,819

Investments in securities, at value	123,199,205		19,995,691		132,230,788		211,939,662		8,380,587	(a)
Cash	1,858		15		1,668		2,771		6
Income receivable	1,938,838		301,339		1,098,902		2,141,516		13,845
Receivable for shares sold	119		—		119,469		170,689		2,571
Receivable for investments sold	—		—		255,948		255,947		—
Receivable due from advisor	—		905		—		—		9,195
Other assets	8,030		6,976		17,639		21,175		2,271

TOTAL ASSETS	125,148,050		20,304,926		133,724,414		214,531,760		8,408,475

LIABILITIES:
Payable for investments purchased	—		—		1,622,525		13,020,073		—
Income distribution payable	417,342		55,505		489,237		732,428		—
Payable for shares redeemed	822,219		—		243,538		138,859		12,870
Payable for Trustees’ fees	1,200		1,200		1,200		1200		1,200
Payable for distribution services fee	5,177		5,910		848		1,385		1,932
Payable for shareholder services fee	291		—		134		333		—
Accrued expenses	32,963		23,698		27,044		16,544		21,052

TOTAL LIABILITIES	1,279,192		86,313		2,384,526		13,910,822		37,054

NET ASSETS	$123,868,858		$20,218,613		$131,339,888		$200,620,938		$8,371,421

NET ASSETS CONSIST OF:
Paid-in capital	$122,170,373		$19,627,375		$129,830,590		$196,340,054		$9,791,139
Net unrealized appreciation (depreciation) of investments	2,044,516		623,384		4,396,500		5,599,430		168,768
Accumulated net realized gain (loss) on investments and foreign currency transactions	(354,173)		(34,248)		(2,913,337)		(1,329,786)		(1,598,534)
Undistributed (Distributions in excess of) net investment income	8,142		2,102		26,135		11,240		10,048

TOTAL NET ASSETS	$123,868,858		$20,218,613		$131,339,888		$200,620,938		$8,371,421

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Class A
Net Assets	$39,840,921		$20,218,613		$3,771,266		$5,981,449		$6,500,569

Shares outstanding (unlimited shares authorized)	4,013,925		1,880,470		360,119		605,890		759,613

Net Asset Value per share	$9.93		$10.75		$10.47		$9.87		$8.56

Offering price per share*	$10.40	**	$11.26	**	$10.96	**	$10.34	**	$8.92	***

Class B
Net Assets	$926,403		$—		$282,891		$714,685		$1,870,852

Shares outstanding (unlimited shares authorized)	93,127		—		27,005		73,465		219,500

Net Asset Value per share	$9.95		$—		$10.48		$9.73		$8.52

Institutional I Shares
Net Assets	$83,101,534		$—		$127,285,731		$193,924,804		$—

Shares outstanding (unlimited shares authorized)	8,363,527		—		12,155,326		19,939,806		—

Net Asset Value per share	$9.94		$—		$10.47		$9.73		$—

(a)	Includes $8,380,587 of investments in affiliated issuers, respectively.

*	See “How are Shares Priced?” in the Prospectus.

**	Computation of offering price per share 100/95.50 of net asset value.

***	Computation of offering price per share 100/96.00 of net asset value.

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

86	STATEMENTS OF ASSETS AND LIABILITIES (continued)

October 31, 2009	MTB Managed Allocation Fund— Moderate Growth		MTB Managed Allocation Fund— Aggressive Growth	MTB Balanced Fund		MTB Large Cap Value Fund		MTB Large Cap Growth Fund
ASSETS:
Investments, at identified cost	$37,390,594		$19,112,923	$17,426,903		$145,168,399		$114,927,635

Investments in securities, at value	37,962,535	(a)	18,054,234 (a)	17,136,282	(a)	139,962,226	(a)	136,068,742	(a)
Cash	30		—	—		7,774		3,213
Income receivable	41,049		2,836	69,526		143,189		55,989
Receivable for shares sold	1,480		3,896	190		25,684		82,485
Receivable for investments sold	—		—	89,693		—		1,080,777
Receivable due from advisor	4,069		8,283	9,299		—		—
Other assets	12,959		5,342	4,480		26,928		44,048

TOTAL ASSETS	38,022,122		18,074,591	17,309,470		140,165,801		137,335,254

LIABILITIES:
Payable to custodian	—		50	11		—		—
Payable for investments purchased	—		—	101,427		1,051,076		1,608,647
Payable for shares redeemed	29,534		12,028	1,961		489,708		261,248
Payable for Trustees’ fees	1,200		1,200	1,200		1,200		1,200
Payable for distribution services fee	26,619		3,106	8,989		4,658		6,388
Payable for shareholder services fee	3,000		—	2,300		17,796		21,191
Accrued expenses	68,879		52,486	40,262		26,972		1,129

TOTAL LIABILITIES	129,232		68,870	156,150		1,591,410		1,899,803

NET ASSETS	$37,892,890		$18,005,721	$17,153,320		$138,574,391		$135,435,451

NET ASSETS CONSIST OF:
Paid-in capital	$48,351,169		$26,280,000	$60,644,367		$171,318,566		$160,432,000
Net unrealized appreciation (depreciation) of investments	571,941		(1,058,689)	(290,621)		(5,206,173)		21,141,107
Accumulated net realized gain (loss) on investments and foreign currency transactions	(11,042,482)		(7,132,463)	(43,242,310)		(27,554,614)		(46,155,331)
Undistributed (Distributions in excess of) net investment income	12,262		(83,127)	41,884		16,612		17,675

TOTAL NET ASSETS	$37,892,890		$18,005,721	$17,153,320		$138,574,391		$135,435,451

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Class A
Net Assets	$24,038,171		$12,223,777	$13,488,672		$5,919,171		$18,070,317

Shares outstanding (unlimited shares authorized)	3,042,616		1,863,174	1,074,941		678,180		2,614,691

Net Asset Value per share	$7.90		$6.56	$12.55		$8.73		$6.91

Offering price per share*	$8.27	***	$6.91 **	$13.28	****	$9.24	****	$7.31	****

Class B
Net Assets	$13,854,719		$5,781,944	$1,846,968		$906,014		$2,254,744

Shares outstanding (unlimited shares authorized)	1,809,939		917,962	145,538		105,117		351,895

Net Asset Value per share	$7.65		$6.30	$12.69		$8.62		$6.41

Institutional I Shares
Net Assets	$—		$—	$1,817,680		$131,749,206		$115,110,390

Shares outstanding (unlimited shares authorized)	—		—	144,438		15,050,867		16,645,626

Net Asset Value per share	$—		$—	$12.58		$8.75		$6.92

(a)	Includes $37,962,535, $18,054,234, $542,614, $9,118,248, $711,303 of investments in affiliated issuers, respectively.

*	See “What Do Shares Cost?” in the Prospectus.

**	Computation of offering price per share 100/95 of net asset value.

***	Computation of offering price per share 100/95.50 of net asset value.

****	Computation of offering price per share 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (concluded)	87

October 31, 2009	MTB Multi Cap Growth Fund		MTB Mid Cap Growth Fund		MTB Small Cap Growth Fund		MTB International Equity Fund
ASSETS:
Investments, at identified cost	$18,800,459		$115,989,833		$125,047,200		$167,332,628

Investments in securities, at value	19,013,369	(a)	138,470,826	(a)	133,972,051	(a)	189,439,163	(a)
Cash	49,931		2,577		2,724		5,532
Cash denominated in foreign currencies	—		—		—		577,439
Income receivable	5,982		22,409		12,843		613,349
Receivable for shares sold	7,854		1,026,745		138,754		46,092
Receivable for foreign exchange contracts	—		—		—		319
Receivable for investments sold	562,137		2,937,802		18,654,171		2,643,666
Receivable due from advisor	8,712		—		—		—
Other assets	5,814		24,880		23,801		20,394

TOTAL ASSETS	19,653,799		142,485,239		152,804,344		193,345,954

LIABILITIES:
Payable for investments purchased	661,659		2,882,369		21,228,874		2,439,092
Payable for shares redeemed	28,164		129,832		194,442		48,633
Payable for Trustees’ fees	1,200		1,200		1,250		1,200
Payable for distribution services fee	7,843		531		7,728		4,146
Payable for shareholder services fee	3,301		17,538		13,928		37,643
Accrued expenses	52,870		9,387		67,743		28,186

TOTAL LIABILITIES	755,037		3,040,857		21,513,965		2,558,900

NET ASSETS	$18,898,762		$139,444,382		$131,290,379		$190,787,054

NET ASSETS CONSIST OF:
Paid-in capital	$51,711,886		$141,224,813		$216,147,167		$251,716,325
Net unrealized appreciation (depreciation) of investments	212,910		22,480,993		8,924,851		22,140,734
Accumulated net realized gain (loss) on investments and foreign currency transactions	(33,108,929)		(24,118,185)		(93,095,155)		(84,500,733)
Undistributed (Distributions in excess of) net investment income	82,895		(143,239)		(686,484)		1,430,728

TOTAL NET ASSETS	$18,898,762		$139,444,382		$131,290,379		$190,787,054

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Class A
Net Assets	$11,867,080		$23,431,851		$31,985,091		$7,049,172

Shares outstanding (unlimited shares authorized)	824,958		2,310,734		2,874,811		871,734

Net Asset Value per share	$14.39		$10.14		$11.13		$8.09

Offering price per share*	$15.23	**	$10.73	**	$11.78	**	$8.56	**

Class B
Net Assets	$1,171,933		$1,310,258		$1,840,361		$521,811

Shares outstanding (unlimited shares authorized)	87,789		136,510		179,647		67,501

Net Asset Value per share	$13.35		$9.60		$10.24		$7.73

Class C
Net Assets	$—		$—		$232,677		$—

Shares outstanding (unlimited shares authorized)	—		—		21,700		—

Net Asset Value per share	$—		$—		$10.72		$—

Institutional I Shares
Net Assets	$5,859,749		$114,702,273		$97,232,250		$183,216,071

Shares outstanding (unlimited shares authorized)	399,578		11,095,311		8,502,214		22,823,428

Net Asset Value per share	$14.66		$10.34		$11.44		$8.03

(a)	Includes $147,000, $778,421, $2,903,855, $1,642,757 of investments in affiliated issuers, respectively.

*	See “What Do Shares Cost?” in the Prospectus.

**	Computation of offering price per share 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

88	STATEMENTS OF OPERATIONS

For The Six Months Ended October 31, 2009	MTB Short Duration Government Bond Fund	MTB Short-Term Corporate Bond Fund	MTB U.S. Government Bond Fund	MTB New York Municipal Bond Fund	MTB Pennsylvania Municipal Bond Fund
INVESTMENT INCOME:
Dividends	$1,445	$4,347	$915	—	$355
Interest	1,623,128	1,250,589	1,901,491	$2,079,096	2,623,681

TOTAL INVESTMENT INCOME	1,624,573	1,254,936	1,902,406	2,079,096	2,624,036

EXPENSES:
Investment advisory fee	244,237	271,381	267,247	338,827	389,699
Administrative personnel and services fees	11,081	10,566	10,378	13,172	15,141
Portfolio accounting and custodian fees	31,891	12,974	32,516	22,979	24,483
Transfer and dividend disbursing agent fees and expenses	8,416	7,884	14,391	13,341	6,766
Trustees’ fees	6,107	5,753	6,145	6,227	5,966
Professional fees	24,482	24,275	25,088	24,708	24,605
Distribution services fee—Class A Shares	6,747	2,004	8,701	45,605	6,118
Distribution services fee—Class B Shares	1,000	680	971	3,882	2,792
Shareholder services fee—Class A Shares	6,747	2,004	8,701	45,606	6,118
Shareholder services fee—Class B Shares	334	227	324	1,294	931
Shareholder services fee—Institutional I Shares	94,684	94,691	86,421	74,110	132,129
Share registration costs	10,825	9,907	9,915	7,864	5,546
Printing and postage	2,521	1,765	3,781	3,176	2,269
Miscellaneous	13,009	7,782	10,997	9,482	10,768

TOTAL EXPENSES	462,081	451,893	485,576	610,273	633,331

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by Advisor	(87,327)	(68,922)	(66,605)	(124,386)	(11,510)
Waiver of distribution services fee—Class A Shares	(2,700)	(802)	(3,481)	(19,229)	(3,671)
Waiver of shareholder services fee—Class A Shares	(6,747)	(2,004)	(8,701)	(45,605)	(6,118)
Waiver of shareholder services fee—Class B Shares	—	—	—	—	(106)
Waiver of shareholder services fee—Institutional I Shares	(94,684)	(94,691)	(86,421)	(74,110)	(132,129)
Reimbursement of transfer and dividend disbursing agent fees and expenses by Administrator	(339)	(256)	(495)	(583)	(302)
Reimbursement of principal executive officer fee by Administrator	(313)	(97)	(296)	(182)	(225)

TOTAL WAIVERS AND REIMBURSEMENTS	(192,110)	(166,772)	(165,999)	(264,095)	(154,061)

Net expenses	269,971	285,121	319,577	346,178	479,270

Net investment income	1,354,602	969,815	1,582,829	1,732,918	2,144,766

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	222,170	264,123	145,288	241,714	276,653
Net change in unrealized appreciation (depreciation) of investments	140,917	1,558,128	1,599,485	1,784,326	1,694,093

Net realized and unrealized gain (loss) on investments and foreign currency transactions	363,087	1,822,251	1,744,773	2,026,040	1,970,746

Change in net assets resulting from operations	$1,717,689	$2,792,066	$3,327,602	$3,758,958	$4,115,512

See Notes which are an integral part of the Financial Statements

(Statements of Operations continued next page)

October 31, 2009 (unaudited)   /  SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (continued)	89

For The Six Months Ended October 31, 2009	MTB Maryland Municipal Bond Fund	MTB Virginia Municipal Bond Fund	MTB Intermediate-Term Bond Fund	MTB Income Fund
INVESTMENT INCOME:
Dividends	$4,222	$465	$6,100	$9,818
Interest	2,942,720	428,304	3,407,444	4,353,652

TOTAL INVESTMENT INCOME	2,946,942	428,769	3,413,544	4,363,470

EXPENSES:
Investment advisory fee	433,112	70,373	458,061	545,336
Administrative personnel and services fees	16,834	2,735	17,798	24,746
Portfolio accounting and custodian fees	29,734	9,613	34,914	26,266
Transfer and dividend disbursing agent fees and expenses	12,042	7,925	8,644	14,757
Trustees’ fees	5,725	6,565	5,959	6,555
Professional fees	23,640	25,793	23,870	26,247
Distribution services fee—Class A Shares	49,690	25,133	3,893	7,311
Distribution services fee—Class B Shares	3,972	—	1,003	2,857
Shareholder services fee—Class A Shares	49,690	25,133	3,893	7,311
Shareholder services fee—Class B Shares	1,324	—	334	952
Shareholder services fee—Institutional I Shares	103,668	—	159,366	218,960
Share registration costs	6,408	3,529	11,340	14,676
Printing and postage	3,883	2,017	2,168	4,023
Miscellaneous	10,851	5,259	12,671	10,482

TOTAL EXPENSES	750,573	184,075	743,914	910,479

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by Advisor	(108,380)	(70,105)	(162,546)	(90,653)
Waiver of distribution services fee—Class A Shares	(31,216)	(6,229)	(1,558)	(3,255)
Waiver of shareholder services fee—Class A Shares	(49,690)	(25,133)	(3,893)	(7,311)
Waiver of shareholder services fee—Class B Shares	(1)	—	—	(23)
Waiver of shareholder services fee—Institutional I Shares	(103,668)	—	(159,366)	(218,960)
Reimbursement of transfer and dividend disbursing agent fees and expenses by Administrator	(502)	(339)	(293)	(517)
Reimbursement of principal executive officer fee by Administrator	(235)	(29)	(331)	(226)

TOTAL WAIVERS AND REIMBURSEMENTS	(293,692)	(101,835)	(327,987)	(320,945)

Net expenses	456,881	82,240	415,927	589,534

Net investment income	2,490,061	346,529	2,997,617	3,773,936

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	65,337	(44,372)	1,927,934	213,165
Net change in unrealized appreciation (depreciation) of investments	5,367,277	194,479	4,564,075	11,560,399

Net realized and unrealized gain (loss) on investments and foreign currency transactions	5,432,614	150,107	6,492,009	11,773,564

Change in net assets resulting from operations	$7,922,675	$496,636	$9,489,626	$15,547,500

See Notes which are an integral part of the Financial Statements

(Statements of Operations continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

90	STATEMENTS OF OPERATIONS (continued)

For The Six Months Ended October 31, 2009	MTB Managed Allocation Fund— Conservative Growth		MTB Managed Allocation Fund— Moderate Growth		MTB Managed Allocation Fund— Aggressive Growth		MTB Balanced Fund		MTB Large Cap Value Fund
INVESTMENT INCOME:
Dividends	$77,064	(a)	$216,033	(a)	$18,178	(a)	$117,820	(a)(b)	$1,094,156	(a)(b)
Interest	—		—		—		186,520		—

TOTAL INVESTMENT INCOME	77,064		216,033		18,178		304,340		1,094,156

EXPENSES:
Investment advisory fee	10,284		47,323		22,378		54,850		476,729
Administrative personnel and services fees	1,120		5,152		2,437		2,296		18,532
Portfolio accounting and custodian fees	4,372		12,004		7,867		8,509		30,126
Transfer and dividend disbursing agent fees and expenses	16,012		68,537		47,899		37,769		22,836
Trustees’ fees	6,692		6,865		6,790		6,981		6,383
Professional fees	25,478		25,266		26,050		25,349		25,054
Distribution services fee—Class A Shares	7,900		30,174		15,242		16,322		7,167
Distribution services fee—Class B Shares	7,150		51,447		21,408		7,498		3,389
Shareholder services fee—Class A Shares	7,900		30,174		15,242		16,322		7,167
Shareholder services fee—Class B Shares	2,383		17,149		7,136		2,499		1,129
Shareholder services fee—Institutional I Shares	—		—		—		2,275		161,964
Share registration costs	5,657		7,381		6,051		5,546		8,067
Printing and postage	2,318		13,915		10,585		7,310		6,302
Miscellaneous	5,139		6,861		5,498		6,438		11,669

TOTAL EXPENSES	102,405		322,248		194,583		199,964		786,514

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by Advisor	(36,150)		(58,093)		(48,588)		(82,573)		(7,815)
Waiver of distribution services fee—Class A Shares	(7,900)		(7,011)		(15,242)		(47)		(565)
Waiver of distribution services fee—Class B Shares	(1,811)		—		(5,138)		—		—
Waiver of shareholder services fee—Class A Shares	(7,900)		(30,174)		(15,242)		(16,322)		(7,167)
Waiver of shareholder services fee—Class B Shares	(2,383)		(41)		(7,136)		—		(8)
Waiver of shareholder services fee—Institutional I Shares	—		—		—		(2,100)		(97,001)
Reimbursement of transfer and dividend disbursing agent fees and expenses by Administrator	(587)		(2,598)		(1,873)		(1,540)		(736)
Reimbursement of principal executive officer fee by Administrator	(23)		(109)		(59)		(52)		(299)

TOTAL WAIVERS AND REIMBURSEMENTS	(56,754)		(98,026)		(93,278)		(102,634)		(113,591)

Net expenses	45,651		224,222		101,305		97,330		672,923

Net investment income (loss)	31,413		(8,189)		(83,127)		207,010		421,233

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(686,534	)(c)	(2,779,052	)(c)	(1,147,220	)(c)	(129,962)		(838,946)
Net realized gain on foreign currency transactions	—		—		—		—		(623)
Net change in unrealized appreciation (depreciation) of investments	1,683,409		8,726,718		4,672,971		2,102,265		28,852,751

Net realized and unrealized gain (loss) on investments and foreign currency transactions	996,875		5,947,666		3,525,751		1,972,303		28,013,182

Change in net assets resulting from operations	$1,028,288		$5,939,477		$3,442,624		$2,179,313		$28,434,415

(a)	Including $77,064, $217,458, $18,425, $228 and $3,170 received from affiliated issuers, respectively.

(b)	Net of foreign taxes withheld of $(242) and $18,013, respectively.

(c)	Including realized loss of $686,534 , $2,779,052 and $1,147,220 from the sales of investments in affiliated issuers, respectively.

See Notes which are an integral part of the Financial Statements

(Statements of Operations continued next page)

October 31, 2009 (unaudited)   /  SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (concluded)	91

For The Six Months Ended October 31, 2009	MTB Large Cap Growth Fund	MTB Multi Cap Growth Fund		MTB Mid Cap Growth Fund		MTB Small Cap Growth Fund		MTB International Equity Fund
INVESTMENT INCOME:
Dividends	$759,414 (a)	$84,602	(a)(b)	$390,545	(a)(b)	$141,267	(a)(b)	$2,445,770	(a)(b)
Interest	—	—		—		—		—

TOTAL INVESTMENT INCOME	759,414	84,602		390,545		141,267		2,445,770

EXPENSES:
Investment advisory fee	555,087	66,141		562,821		582,556		933,579
Administrative personnel and services fees	17,786	2,572		18,027		18,649		25,414
Portfolio accounting and custodian fees	15,632	8,166		12,516		38,167		63,043
Transfer and dividend disbursing agent fees and expenses	30,083	52,650		52,101		104,381		31,503
Trustees’ fees	6,383	5,992		6,371		6,565		6,848
Professional fees	25,097	24,856		24,176		24,638		27,273
Distribution services fee—Class A Shares	22,483	14,818		27,904		41,656		8,500
Distribution services fee—Class B Shares	9,008	4,553		4,967		7,367		1,917
Distribution services fee—Class C Shares	—	—		—		893		—
Shareholder services fee—Class A Shares	22,483	14,818		27,904		41,656		8,500
Shareholder services fee—Class B Shares	3,003	1,518		1,656		2,456		639
Shareholder services fee—Class C Shares	—	—		—		297		—
Shareholder services fee—Institutional I Shares	137,775	7,286		135,976		126,931		224,256
Share registration costs	10,181	7,563		11,251		17,087		13,929
Printing and postage	3,025	12,602		4,738		27,223		7,310
Miscellaneous	8,819	6,103		10,010		12,260		15,834

TOTAL EXPENSES	866,845	229,638		900,418		1,052,782		1,368,545

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by Advisor	(12,700)	(95,830)		(145,078)		(98,188)		(1,759)
Waiver of distribution services fee—Class A Shares	(144)	(172)		(117)		(5,021)		(1,336)
Waiver of distribution services fee—Class C Shares	—	—		—		(975)		—
Waiver of shareholder services fee—Class A Shares	(22,483)	(14,818)		(27,904)		(41,656)		(8,500)
Waiver of shareholder services fee—Class B Shares	(15)	(30)		(17)		(134)		(4)
Waiver of shareholder services fee—Class C Shares	—	—		—		(253)		—
Waiver of shareholder services fee—Institutional I Shares	(80,423)	(6,324)		(78,402)		(74,997)		(130,647)
Reimbursement of transfer and dividend disbursing agent fees and expenses by Administrator	(495)	(1,936)		(624)		(3,433)		(1,128)
Reimbursement of principal executive officer fee by Administrator	(134)	(61)		(108)		(374)		(488)

TOTAL WAIVERS AND REIMBURSEMENTS	(116,394)	(119,171)		(252,250)		(225,031)		(143,862)

Net expenses	750,451	110,467		648,168		827,751		1,224,683

Net investment income (loss)	8,963	(25,865)		(257,623)		(686,484)		1,221,087

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	7,311,157	988,596		396,925		24,179,491		568,029
Net realized gain (loss) on foreign currency transactions	—	2		—		116		(167,036)
Net change in unrealized appreciation (depreciation) of investments	15,126,739	2,203,739		24,461,859		(9,754,467)		44,393,081

Net realized and unrealized gain (loss) on investments and foreign currency transactions	22,437,896	3,192,337		24,858,784		14,425,140		44,794,074

Change in net assets resulting from operations	$22,446,859	$3,166,472		$24,601,161		$13,738,656		$46,015,161

(a)	Including $980, $165, $943 , $1,030 and $676 received from affiliated issuers, respectively.

(b)	Net of foreign taxes withheld of $88 , $2,045, $890 and $232,137, respectively.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

92	STATEMENTS OF CHANGES IN NET ASSETS

	MTB Short Duration Government Bond Fund		MTB Short-Term Corporate Bond Fund
	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$1,354,602	$5,046,090	$969,815	$1,680,807
Net realized gain on investments	222,170	918,506	264,123	131,783
Net change in unrealized appreciation (depreciation) of investments	140,917	593,164	1,558,128	(105,613)

Change in net assets resulting from operations	1,717,689	6,557,760	2,792,066	1,706,977

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	(87,165)	(123,679)	(18,407)	(3,352)
Class B Shares	(3,159)	(4,835)	(1,339)	(2,452)
Institutional I Shares	(1,278,996)	(4,921,873)	(949,256)	(1,699,428)

Change in net assets resulting from distributions to shareholders	(1,369,320)	(5,050,387)	(969,002)	(1,705,232)

SHARE TRANSACTIONS
Proceeds from sale of shares
Class A Shares	685,754	2,830,866	2,634,335	474,882
Class B Shares	3,591	238,460	67,910	114,520
Institutional I Shares	20,110,342	27,486,756	31,799,151	26,220,536
Distributions reinvested
Class A Shares	82,751	119,925	6,833	2,523
Class B Shares	2,524	3,329	1,351	2,192
Institutional I Shares	337,759	2,787,250	437,471	569,188
Cost of shares redeemed
Class A Shares	(408,047)	(810,880)	(186,149)	(90,705)
Class B Shares	(34,376)	(75,425)	(5,069)	(35,402)
Institutional I Shares	(10,543,847)	(126,817,794)	(6,839,768)	(19,549,333)

Change in net assets resulting from share transactions	10,236,451	(94,237,513)	27,916,065	7,708,401

Change in net assets	10,584,820	(92,730,140)	29,739,129	7,710,146
NET ASSETS
Beginning of period	74,925,653	167,655,793	62,266,873	54,556,727

End of period	$85,510,473	$74,925,653	$92,006,002	$62,266,873

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,859	$16,577	$(5,234)	$(6,047)

SHARES OF BENEFICIAL INTEREST
Shares sold
Class A Shares	69,338	289,366	261,917	48,338
Class B Shares	363	24,444	6,712	11,691
Institutional I Shares	2,037,372	2,810,863	3,165,901	2,667,954
Distributions reinvested
Class A Shares	8,373	12,245	679	258
Class B Shares	255	339	135	224
Institutional I Shares	34,101	285,164	43,584	58,184
Shares redeemed
Class A Shares	(41,384)	(82,653)	(18,446)	(9,237)
Class B Shares	(3,479)	(7,695)	(501)	(3,598)
Institutional I Shares	(1,065,162)	(12,915,373)	(680,187)	(2,004,041)

Net change resulting from share transactions	(1,039,777)	(9,583,300)	2,779,794	769,773

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	93

	MTB U.S. Government Bond Fund		MTB New York Municipal Bond Fund
	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$1,582,829	$4,382,018	$1,732,918	$3,950,558
Net realized gain (loss) on investments	145,288	705,442	241,714	(3,689,747)
Net change in unrealized appreciation (depreciation) of investments	1,599,485	(361,224)	1,784,326	(256,755)

Change in net assets resulting from operations	3,327,602	4,726,236	3,758,958	4,056

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	(144,026)	(428,587)	(650,428)	(1,506,477)
Class B Shares	(4,151)	(8,175)	(13,442)	(34,905)
Institutional I Shares	(1,457,667)	(3,983,768)	(1,102,112)	(2,411,892)

Change in net assets resulting from distributions to shareholders	(1,605,844)	(4,420,530)	(1,765,982)	(3,953,274)

SHARE TRANSACTIONS
Proceeds from sale of shares
Class A Shares	244,693	1,862,621	5,348,109	2,941,981
Class B Shares	3,175	219,953	—	68,771
Institutional I Shares	3,721,558	46,438,786	11,228,904	35,458,192
Distributions reinvested
Class A Shares	123,719	337,939	479,693	1,254,608
Class B Shares	3,621	5,857	9,333	26,749
Institutional I Shares	768,403	2,299,351	345,585	869,309
Cost of shares redeemed
Class A Shares	(846,283)	(32,539,814)	(1,062,982)	(29,794,247)
Class B Shares	(36,488)	(268,007)	(155,170)	(120,178)
Institutional I Shares	(14,027,054)	(61,633,861)	(7,047,314)	(19,318,284)

Change in net assets resulting from share transactions	(10,044,656)	(43,277,175)	9,146,158	(8,613,099)

Change in net assets	(8,322,898)	(42,971,469)	11,139,134	(12,562,317)
NET ASSETS
Beginning of period	80,651,483	123,622,952	92,176,733	104,739,050

End of period	$72,328,585	$80,651,483	$103,315,867	$92,176,733

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(10,736)	$12,279	$(4,614)	$28,450

SHARES OF BENEFICIAL INTEREST
Shares sold
Class A Shares	25,738	196,589	532,014	290,420
Class B Shares	334	23,184	—	7,093
Institutional I Shares	388,616	4,932,035	1,113,761	3,500,600
Distributions reinvested
Class A Shares	12,937	35,868	47,911	126,364
Class B Shares	379	621	932	2,709
Institutional I Shares	80,354	243,909	34,481	88,412
Shares redeemed
Class A Shares	(88,807)	(3,463,424)	(106,414)	(2,924,455)
Class B Shares	(3,840)	(28,432)	(15,654)	(12,378)
Institutional I Shares	(1,469,119)	(6,481,914)	(703,114)	(1,978,567)

Net change resulting from share transactions	(1,053,408)	(4,541,564)	903,917	(899,802)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

94	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MTB Pennsylvania Municipal Bond Fund		MTB Maryland Municipal Bond Fund
	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$2,144,766	$4,468,179	$2,490,061	$5,207,578
Net realized gain (loss) on investments	276,653	(1,698,658)	65,337	(488,704)
Net change in unrealized appreciation (depreciation) of investments	1,694,093	(293,670)	5,367,277	(3,765,156)

Change in net assets resulting from operations	4,115,512	2,475,851	7,922,675	953,718

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	(93,135)	(187,425)	(791,598)	(1,654,113)
Class B Shares	(10,858)	(22,965)	(16,238)	(43,839)
Institutional I Shares	(2,062,635)	(4,260,501)	(1,686,953)	(3,532,862)
Distributions from net realized gain on investments
Class A Shares	—	(3,883)	—	(64,029)
Class B Shares	—	(614)	—	(1,996)
Institutional I Shares	—	(85,084)	—	(134,514)

Change in net assets resulting from distributions to shareholders	(2,166,628)	(4,560,472)	(2,494,789)	(5,431,353)

SHARE TRANSACTIONS
Proceeds from sale of shares
Class A Shares	1,214,280	201,365	555,493	798,919
Class B Shares	—	11,450	—	—
Institutional I Shares	6,479,589	11,476,229	8,211,140	7,623,512
Distributions reinvested
Class A Shares	67,851	140,305	580,749	1,288,756
Class B Shares	6,705	14,561	8,812	24,857
Institutional I Shares	262,805	659,879	114,634	397,241
Cost of shares redeemed
Class A Shares	(144,237)	(861,716)	(1,654,979)	(3,938,570)
Class B Shares	(40,417)	(115,405)	(276,061)	(386,796)
Institutional I Shares	(9,787,217)	(21,853,902)	(8,367,229)	(12,405,357)

Change in net assets resulting from share transactions	(1,940,641)	(10,327,234)	(827,441)	(6,597,438)

Change in net assets	8,243	(12,411,855)	4,600,445	(11,075,073)
NET ASSETS
Beginning of period	111,508,604	123,920,459	119,268,413	130,343,486

End of period	$111,516,847	$111,508,604	$123,868,858	$119,268,413

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$5,402	$27,264	$8,142	$12,870

SHARES OF BENEFICIAL INTEREST
Shares sold
Class A Shares	120,768	20,612	57,321	83,421
Class B Shares	—	1,174	—	—
Institutional I Shares	647,277	1,177,255	847,733	801,640
Distributions reinvested
Class A Shares	6,806	14,389	59,938	136,233
Class B Shares	673	1,494	910	2,625
Institutional I Shares	26,349	67,830	11,807	42,336
Shares redeemed
Class A Shares	(14,470)	(89,357)	(169,978)	(413,051)
Class B Shares	(4,055)	(11,987)	(28,359)	(40,976)
Institutional I Shares	(982,359)	(2,258,881)	(856,544)	(1,324,495)

Net change resulting from share transactions	(199,011)	(1,077,471)	(77,172)	(712,267)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	95

	MTB Virginia Municipal Bond Fund		MTB Intermediate-Term Bond Fund
	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$346,529	$652,527	$2,997,617	$6,704,054
Net realized gain (loss) on investments	(44,372)	(8,857)	1,927,934	589,774
Net change in unrealized appreciation (depreciation) of investments	194,479	128,110	4,564,075	(1,487,000)

Change in net assets resulting from operations	496,636	771,780	9,489,626	5,806,828

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	(347,401)	(649,507)	(68,869)	(75,013)
Class B Shares	—	—	(4,761)	(6,478)
Institutional I Shares	—	—	(2,916,933)	(6,661,798)
Distributions from net realized gain on investments
Class A Shares	—	(8,091)	—	—
Class B Shares	—	—	—	—
Institutional I Shares	—	—	—	—

Change in net assets resulting from distributions to shareholders	(347,401)	(657,598)	(2,990,563)	(6,743,289)

SHARE TRANSACTIONS
Proceeds from sale of shares
Class A Shares	2,241,890	4,216,517	1,270,745	1,449,574
Class B Shares	—	—	18,138	243,509
Institutional I Shares	—	—	17,886,784	10,961,137
Distributions reinvested
Class A Shares	213,746	448,737	51,691	50,168
Class B Shares	—	—	3,734	4,186
Institutional I Shares	—	—	1,030,200	2,175,515
Cost of shares redeemed
Class A Shares	(2,470,897)	(1,264,451)	(323,919)	(382,782)
Class B Shares	—	—	(35)	(159,730)
Institutional I Shares	—	—	(24,705,503)	(63,791,667)

Change in net assets resulting from share transactions	(15,261)	3,400,803	(4,768,165)	(49,450,090)

Change in net assets	133,974	3,514,985	1,730,898	(50,386,551)
NET ASSETS
Beginning of period	20,084,639	16,569,654	129,608,990	179,995,541

End of period	$20,218,613	$20,084,639	$131,339,888	$129,608,990

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$2,102	$2,974	$26,135	$19,081

SHARES OF BENEFICIAL INTEREST
Shares sold
Class A Shares	207,932	406,412	123,718	146,913
Class B Shares	—	—	1,774	24,769
Institutional I Shares	—	—	1,747,198	1,109,525
Distributions reinvested
Class A Shares	19,927	42,827	5,064	5,093
Class B Shares	—	—	366	425
Institutional I Shares	—	—	101,068	220,954
Shares redeemed
Class A Shares	(229,106)	(120,159)	(31,585)	(38,967)
Class B Shares	—	—	(3)	(16,198)
Institutional I Shares	—	—	(2,418,984)	(6,485,350)

Net change resulting from share transactions	(1,247)	329,080	(471,384)	(5,032,836)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

96	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MTB Income Fund		MTB Managed Allocation Fund— Conservative Growth
	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$3,773,936	$4,841,822	$31,413	$138,134
Net realized gain (loss) on investments	213,165	93,788	(686,534)	(854,801)
Net change in unrealized appreciation (depreciation) of investments	11,560,399	(5,427,298)	1,683,409	(1,227,000)

Change in net assets resulting from operations	15,547,500	(491,688)	1,028,288	(1,943,667)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	(114,180)	(262,564)	(29,990)	(109,135)
Class B Shares	(11,796)	(32,445)	(3,824)	(26,380)
Institutional I Shares	(3,611,871)	(4,591,296)	—	—
Distributions from net realized gain on investments
Class A Shares	—	—	—	(236,136)
Class B Shares	—	—	—	(85,766)
Institutional I Shares	—	—	—	—

Change in net assets resulting from distributions to shareholders	(3,737,847)	(4,886,305)	(33,814)	(457,417)

SHARE TRANSACTIONS
Proceeds from sale of shares
Class A Shares	209,836	995,270	616,591	849,452
Class B Shares	—	183,900	4,099	180,743
Institutional I Shares	40,531,528	95,074,543	—	—
Distributions reinvested
Class A Shares	102,624	221,381	28,818	343,548
Class B Shares	11,328	29,895	3,423	108,185
Institutional I Shares	1,769,523	2,035,439	—	—
Cost of shares redeemed
Class A Shares	(396,780)	(814,429)	(567,121)	(2,081,814)
Class B Shares	(197,005)	(203,260)	(216,863)	(923,327)
Institutional I Shares	(18,871,000)	(24,369,508)	—	—

Change in net assets resulting from share transactions	23,160,054	73,153,231	(131,053)	(1,523,213)

Change in net assets	34,969,707	67,775,238	863,421	(3,924,297)
NET ASSETS
Beginning of period	165,651,231	97,875,993	7,508,000	11,432,297

End of period	$200,620,938	$165,651,231	$8,371,421	$7,508,000

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$11,240	$(24,849)	$10,048	$12,449

SHARES OF BENEFICIAL INTEREST
Shares sold
Class A Shares	22,117	108,128	75,761	106,029
Class B Shares	—	20,004	490	21,675
Institutional I Shares	4,275,465	10,407,992	—	—
Distributions reinvested
Class A Shares	10,736	23,564	3,510	45,944
Class B Shares	1,203	3,222	420	14,691
Institutional I Shares	187,478	220,023	—	—
Shares redeemed
Class A Shares	(41,927)	(87,016)	(67,629)	(255,472)
Class B Shares	(21,102)	(22,046)	(26,655)	(114,110)
Institutional I Shares	(2,001,548)	(2,637,521)	—	—

Net change resulting from share transactions	2,432,422	8,036,350	(14,103)	(181,243)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	97

	MTB Managed Allocation Fund— Moderate Growth		MTB Managed Allocation Fund— Aggressive Growth
	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income (loss)	$(8,189)	$427,412	$(83,127)	$49,440
Net realized gain (loss) on investments	(2,779,052)	(8,144,262)	(1,147,220)	(5,870,446)
Net change in unrealized appreciation (depreciation) of investments	8,726,718	(7,267,196)	4,672,971	(5,065,550)

Change in net assets resulting from operations	5,939,477	(14,984,046)	3,442,624	(10,886,556)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	—	(341,501)	—	(48,373)
Class B Shares	—	(90,678)	—	(3,565)
Institutional I Shares	—	—	—	—
Return of Capital
Class A Shares	—	—	—	(25,911)
Class B Shares	—	—	—	(1,909)
Distributions from net realized gain on investments
Class A Shares	—	(1,726,705)	—	(1,311,312)
Class B Shares	—	(999,836)	—	(659,151)
Institutional I Shares	—	—	—	—

Change in net assets resulting from distributions to shareholders	—	(3,158,720)	—	(2,050,221)

SHARE TRANSACTIONS
Proceeds from sale of shares
Class A Shares	702,514	2,053,949	542,497	1,252,036
Class B Shares	13,764	432,740	—	304,872
Institutional I Shares	—		—
Distributions reinvested
Class A Shares	—	2,049,281	—	1,382,443
Class B Shares	—	1,079,143	—	661,538
Institutional I Shares	—		—
Cost of shares redeemed
Class A Shares	(2,370,889)	(7,620,487)	(1,491,398)	(3,438,741)
Class B Shares	(695,111)	(3,819,372)	(329,176)	(1,232,345)
Institutional I Shares	—		—

Change in net assets resulting from share transactions	(2,349,722)	(5,824,746)	(1,278,077)	(1,070,197)

Change in net assets	3,589,755	(23,967,512)	2,164,547	(14,006,974)
NET ASSETS
Beginning of period	34,303,135	58,270,647	15,841,174	29,848,148

End of period	$37,892,890	$34,303,135	$18,005,721	$15,841,174

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$12,262	$20,451	$(83,127)	$—

SHARES OF BENEFICIAL INTEREST
Shares sold
Class A Shares	92,398	267,902	85,248	199,752
Class B Shares	2,031	50,256	—	45,068
Institutional I Shares	—		—
Distributions reinvested
Class A Shares	—	320,726	—	276,999
Class B Shares	—	174,515	—	138,347
Institutional I Shares	—		—
Shares redeemed
Class A Shares	(304,961)	(994,407)	(232,490)	(495,738)
Class B Shares	(94,084)	(501,452)	(54,360)	(200,158)
Institutional I Shares	—		—

Net change resulting from share transactions	(304,616)	(682,460)	(201,602)	(35,730)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

98	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MTB Balanced Fund		MTB Large Cap Value Fund
	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$207,010	$586,819	$421,233	$1,981,465
Net realized gain (loss) on investments and foreign currency transactions	(129,962)	(3,374,863)	(839,569)	(27,402,257)
Net change in unrealized appreciation (depreciation) of investments	2,102,265	(2,059,517)	28,852,751	(33,875,262)

Change in net assets resulting from operations	2,179,313	(4,847,561)	28,434,415	(59,296,054)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	(171,792)	(463,319)	(23,571)	(73,832)
Class B Shares	(18,336)	(50,923)	(1,144)	(2,834)
Institutional I Shares	(26,438)	(72,671)	(637,773)	(1,741,355)
Distributions from net realized gain on investments
Class A Shares	—	—	—	(13,753)
Class B Shares	—	—	—	(2,710)
Institutional I Shares	—	—	—	(399,502)

Change in net assets resulting from distributions to shareholders	(216,566)	(586,913)	(662,488)	(2,233,986)

SHARE TRANSACTIONS
Proceeds from sale of shares
Class A Shares	752,141	673,121	208,548	1,522,899
Class B Shares	—	34,586	41,435	44,049
Institutional I Shares	33,635	148,590	13,316,367	66,207,970
Proceeds from shares issued in connection with the tax-free transfer of assets from Equity Income Fund
Class A Shares	—	—	—	1,505,303
Class B Shares	—	—	—	190,098
Institutional I Shares	—	—	—	10,448,309
Distributions reinvested
Class A Shares	164,101	448,709	22,992	85,996
Class B Shares	18,149	50,130	1,122	5,270
Institutional I Shares	26,308	71,829	381,668	1,444,588
Cost of shares redeemed
Class A Shares	(715,676)	(3,917,974)	(531,868)	(36,175,529)
Class B Shares	(687,263)	(794,305)	(166,184)	(193,663)
Institutional I Shares	(262,084)	(453,790)	(25,446,428)	(22,996,041)

Change in net assets resulting from share transactions	(670,689)	(3,739,104)	(12,172,348)	22,089,249

Change in net assets	1,292,058	(9,173,578)	15,599,579	(39,440,791)
NET ASSETS
Beginning of period	15,861,262	25,034,840	122,974,812	162,415,603

End of period	$17,153,320	$15,861,262	$138,574,391	$122,974,812

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$41,884	$51,440	$16,612	$257,867

SHARES OF BENEFICIAL INTEREST
Shares sold
Class A Shares	64,586	59,605	26,135	145,327
Class B Shares	—	2,721	4,969	5,627
Institutional I Shares	2,821	13,072	1,589,247	7,173,708
Proceeds from shares issued in connection with the tax-free transfer of assets from Equity Income Fund
Class A Shares	—	—	—	227,044
Class B Shares	—	—	—	28,978
Institutional I Shares	—	—	—	1,571,174
Distributions reinvested
Class A Shares	13,798	37,419	2,985	10,777
Class B Shares	1,519	4,372	155	801
Institutional I Shares	2,213	5,982	49,336	186,434
Shares redeemed
Class A Shares	(59,057)	(328,297)	(65,880)	(3,202,179)
Class B Shares	(58,323)	(67,358)	(20,918)	(24,944)
Institutional I Shares	(22,970)	(40,436)	(3,197,172)	(3,011,052)

Net change resulting from share transactions	(55,413)	(312,920)	(1,611,143)	3,111,695

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	99

	MTB Large Cap Growth Fund		MTB Multi Cap Growth Fund
	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income (loss)	$8,963	$164,826	$(25,865)	$113,774
Net realized gain (loss) on investments and foreign currency transactions	7,311,157	(26,776,492)	988,598	(5,319,072)
Net change in unrealized appreciation (depreciation) of investments	15,126,739	7,875,909	2,203,739	(4,449,598)

Change in net assets resulting from operations	22,446,859	(18,735,757)	3,166,472	(9,654,896)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	—	(2,190)	—	(19,009)
Class B Shares	—	—	—	—
Institutional I Shares	—	(153,924)	—	(16,341)

Change in net assets resulting from distributions to shareholders	—	(156,114)	—	(35,350)

SHARE TRANSACTIONS
Proceeds from sale of shares
Class A Shares	732,876	173,643	407,137	746,945
Class B Shares	7,344	61,328	1,983	20,153
Institutional I Shares	16,719,879	10,794,104	197,434	862,245
Proceeds from shares issued in connection with the tax-free transfer of assets from Large Cap Stock Fund
Class A Shares	—	13,739,251	—	—
Class B Shares	—	1,932,356	—	—
Institutional I Shares	—	53,646,593	—	—
Distributions reinvested
Class A Shares	—	2,162	—	18,848
Class B Shares	—	—	—	—
Institutional I Shares	—	115,301	—	12,678
Cost of shares redeemed
Class A Shares	(1,431,316)	(509,874)	(957,184)	(2,008,887)
Class B Shares	(670,874)	(266,674)	(345,486)	(435,189)
Institutional I Shares	(13,248,816)	(22,725,952)	(484,804)	(2,584,934)

Change in net assets resulting from share transactions	2,109,093	56,962,238	(1,180,920)	(3,368,141)

Change in net assets	24,555,952	38,070,367	1,985,552	(13,058,387)
NET ASSETS
Beginning of period	110,879,499	72,809,132	16,913,210	29,971,597

End of period	$135,435,451	$110,879,499	$18,898,762	$16,913,210

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$17,675	$8,712	$82,895	$111,267

SHARES OF BENEFICIAL INTEREST
Shares sold
Class A Shares	115,361	28,105	31,293	62,031
Class B Shares	1,159	9,956	165	1,556
Institutional I Shares	2,628,219	1,819,459	14,053	61,751
Proceeds from shares issued in connection with the tax-free transfer of assets from Large Cap Stock Fund
Class A Shares	—	2,549,026	—	—
Class B Shares	—	384,932	—	—
Institutional I Shares	—	9,952,985	—	—
Distributions reinvested
Class A Shares	—	401	—	1,732
Class B Shares	—	—	—	—
Institutional I Shares	—	21,431	—	1,146
Shares redeemed
Class A Shares	(209,936)	(80,555)	(67,829)	(140,279)
Class B Shares	(113,880)	(48,055)	(28,851)	(36,966)
Institutional I Shares	(1,959,521)	(3,820,007)	(33,939)	(188,040)

Net change resulting from share transactions	461,402	10,817,678	(85,108)	(237,069)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

100	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MTB Mid Cap Growth Fund
	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income (loss)	$(257,623)	$97,616
Net realized gain (loss) on investments	396,925	(35,796,233)
Net change in unrealized appreciation (depreciation) of investments	24,461,859	13,398,976

Change in net assets resulting from operations	24,601,161	(22,299,641)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	—	(130,411)
Class B Shares	—	(12,244)
Institutional I Shares	—	(1,784,346)

Change in net assets resulting from distributions to shareholders	—	(1,927,001)

SHARE TRANSACTIONS
Proceeds from sale of shares
Class A Shares	586,295	312,294
Class B Shares	25,645	46,319
Institutional I Shares	11,005,302	20,238,683
Proceeds from shares issued in connection with the tax-free transfer of assets from Mid Cap Stock Fund
Class A Shares	—	14,755,148
Class B Shares	—	970,322
Institutional I Shares	—	43,653,391
Distributions reinvested
Class A Shares	—	129,651
Class B Shares	—	11,979
Institutional I Shares	—	1,667,258
Cost of shares redeemed
Class A Shares	(946,182)	(1,323,162)
Class B Shares	(277,938)	(134,475)
Institutional I Shares	(11,956,484)	(15,433,455)

Change in net assets resulting from share transactions	(1,563,362)	64,893,953

Change in net assets	23,037,799	40,667,311
NET ASSETS
Beginning of period	116,406,583	75,739,272

End of period	$139,444,382	$116,406,583

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(143,239)	$114,384

SHARES OF BENEFICIAL INTEREST
Shares sold
Class A Shares	64,070	34,868
Class B Shares	2,800	5,480
Institutional I Shares	1,132,403	1,992,225
Proceeds from shares issued in connection with the tax-free transfer of assets from Mid Cap Stock Fund
Class A Shares	—	1,959,515
Class B Shares	—	135,520
Institutional I Shares	—	5,684,035
Distributions reinvested
Class A Shares	—	19,351
Class B Shares	—	1,871
Institutional I Shares	—	244,107
Shares redeemed
Class A Shares	(98,901)	(138,151)
Class B Shares	(32,317)	(17,800)
Institutional I Shares	(1,214,500)	(1,785,434)

Net change resulting from share transactions	(146,445)	8,135,587

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	101

	MTB Small Cap Growth Fund		MTB International Equity Fund
	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income (loss)	$(686,484)	$(628,572)	$1,221,087	$4,457,493
Net realized gain (loss) on investments and foreign currency transactions	24,179,607	(89,278,634)	400,993	(81,868,284)
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	(9,754,467)	19,627,332	44,393,081	(50,362,904)

Change in net assets resulting from operations	13,738,656	(70,279,874)	46,015,161	(127,773,695)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income
Class A Shares	—	—	—	(141,389)
Class B Shares	—	—	—	(7,953)
Institutional I Shares	—	—	—	(3,823,746)
Distributions from net realized gain on investments
Class A Shares	—	—	—	(264,404)
Class B Shares	—	—	—	(22,449)
Institutional I Shares	—	—	—	(7,023,229)

Change in net assets resulting from distributions to shareholders	—	—	—	(11,283,170)

SHARE TRANSACTIONS
Proceeds from sale of shares
Class A Shares	645,276	1,981,081	103,243	184,094
Class B Shares	21,901	42,258	20,801	50,371
Class C Shares	2,800	150,479	—	—
Institutional I Shares	12,655,010	41,938,745	11,388,997	41,398,001
Proceeds from shares issued in connection with the tax-free transfer of assets from Small Cap Stock Fund
Class A Shares	—	2,115,173	—	—
Class B Shares	—	572,614	—	—
Class C Shares	—	—	—	—
Institutional I Shares	—	30,524,142	—	—
Distributions reinvested
Class A Shares	—	—	—	388,924
Class B Shares	—	—	—	28,773
Class C Shares	—	—	—	—
Institutional I Shares	—	—	—	9,432,654
Cost of shares redeemed
Class A Shares	(2,042,795)	(5,173,571)	(411,721)	(1,114,080)
Class B Shares	(191,065)	(256,803)	(62,967)	(249,350)
Class C Shares	(5,008)	(80,106)		—
Institutional I Shares	(18,502,242)	(67,352,685)	(25,503,238)	(38,529,354)

Change in net assets resulting from share transactions	(7,416,123)	4,461,327	(14,464,885)	11,590,033

Change in net assets	6,322,533	(65,818,547)	31,550,276	(127,466,832)
NET ASSETS
Beginning of period	124,967,846	190,786,393	159,236,778	286,703,610

End of period	$131,290,379	$124,967,846	$190,787,054	$159,236,778

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(686,484)	$—	$1,430,728	$209,641

SHARES OF BENEFICIAL INTEREST
Shares sold
Class A Shares	57,821	152,714	13,846	22,316
Class B Shares	2,131	3,794	2,625	4,874
Class C Shares	271	10,509	—	—
Institutional I Shares	1,098,147	3,567,307	1,489,193	5,876,133
Proceeds from shares issued in connection with the tax-free transfer of assets from Small Cap Stock Fund
Class A Shares	—	237,927	—	—
Class B Shares	—	69,661	—	—
Class C Shares	—	—	—	—
Institutional I Shares	—	3,343,279	—	—
Distributions reinvested
Class A Shares	—	—	—	64,839
Class B Shares	—	—	—	5,030
Class C Shares	—	—	—	—
Institutional I Shares	—	—	—	1,590,795
Shares redeemed
Class A Shares	(180,596)	(438,543)	(53,878)	(136,524)
Class B Shares	(18,328)	(24,053)	(8,693)	(29,702)
Class C Shares	(460)	(8,640)	—	—
Institutional I Shares	(1,663,277)	(6,693,986)	(3,389,840)	(5,392,069)

Net change resulting from share transactions	(704,291)	219,969	(1,946,747)	2,005,692

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

102	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB SHORT DURATION GOVERNMENT BOND FUND

CLASS A SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.90		$ 9.78	$ 9.61	$ 9.48	$ 9.60	$ 9.67
Income (Loss) From Operations:
Net Investment Income	0.16	(c)	0.32 (c)	0.36 (c)	0.34	0.27	0.21
Net Realized and Unrealized Gain (Loss)	0.03		0.12	0.17	0.14	(0.12)	(0.06)

Total Income (Loss) From Operations	0.19		0.44	0.53	0.48	0.15	0.15

Less Distributions From:
Net Investment Income	(0.16)		(0.32)	(0.36)	(0.35)	(0.27)	(0.22)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.16)		(0.32)	(0.36)	(0.35)	(0.27)	(0.22)

Net Asset Value, End of Period	$ 9.93		$ 9.90	$ 9.78	$ 9.61	$ 9.48	$ 9.60

Total Return(a)	1.95%		4.59%	5.65%	5.17%	1.63%	1.55%
Net Assets, End of Period (000’s)	$5,587		$5,209	$3,005	$3,421	$4,477	$5,675
Ratios to Average Net Assets
Gross Expense	1.37	%(e)	1.25%	1.26%	1.27%	1.28%	1.28%
Net Expenses(b)	0.80	%(e)	0.80%	0.81%	0.89%	0.92%	0.81%
Net Investment Income	3.19	%(e)	3.27%	3.76%	3.68%	2.85%	2.26%
Portfolio Turnover Rate	59	%(f)	84%	67%	97%	71%	83%

CLASS B SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.91		$ 9.78	$ 9.61	$ 9.48	$ 9.60	$ 9.67
Income (Loss) From Operations:
Net Investment Income	0.12	(c)	0.24 (c)	0.28 (c)	0.29	0.22	0.15
Net Realized and Unrealized Gain (Loss)	0.04		0.13	0.17	0.13	(0.12)	(0.07)

Total Income (Loss) From Operations	0.16		0.37	0.45	0.42	0.10	0.08

Less Distributions From:
Net Investment Income	(0.12)		(0.24)	(0.28)	(0.29)	(0.22)	(0.15)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.12)		(0.24)	(0.28)	(0.29)	(0.22)	(0.15)

Net Asset Value, End of Period	$ 9.95		$ 9.91	$ 9.78	$ 9.61	$ 9.48	$ 9.60

Total Return(a)	1.60%		3.80%	4.76%	4.51%	1.09%	0.87%
Net Assets, End of Period (000’s)	$247		$275	$104	$105	$123	$124
Ratios to Average Net Assets
Gross Expense	1.87	%(e)	1.76%	1.76%	1.77%	1.78%	1.78%
Net Expenses(b)	1.65	%(e)	1.66%	1.66%	1.52%	1.45%	1.48%
Net Investment Income	2.35	%(e)	2.43%	2.90%	3.07%	2.37%	1.60%
Portfolio Turnover Rate	59	%(f)	84%	67%	97%	71%	83%

INSTITUTIONAL I SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.92		$ 9.78	$ 9.61	$ 9.48	$ 9.60	$ 9.67
Income (Loss) From Operations:
Net Investment Income	0.17	(c)	0.35 (c)	0.38 (c)	0.37	0.30	0.23
Net Realized and Unrealized Gain (Loss)	0.03		0.13	0.17	0.13	(0.12)	(0.07)

Total Income (Loss) From Operations	0.20		0.48	0.55	0.50	0.18	0.16

Less Distributions From:
Net Investment Income	(0.17)		(0.34)	(0.38)	(0.37)	(0.30)	(0.23)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.17)		(0.34)	(0.38)	(0.37)	(0.30)	(0.23)

Net Asset Value, End of Period	$ 9.95		$ 9.92	$ 9.78	$ 9.61	$ 9.48	$ 9.60

Total Return(a)	2.02%		4.96%	5.81%	5.40%	1.88%	1.68%
Net Assets, End of Period (000’s)	$79,676		$69,442	$164,547	$185,478	$190,155	$191,002
Ratios to Average Net Assets
Gross Expense	1.12	%(e)	0.99%	1.01%	1.02%	1.03%	1.03%
Net Expenses(b)	0.65	%(e)	0.65%	0.66%	0.67%	0.67%	0.68%
Net Investment Income	3.34	%(e)	3.45%	3.91%	3.92%	3.12%	2.39%
Portfolio Turnover Rate	59	%(f)	84%	67%	97%	71%	83%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2009 (Unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	103

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB SHORT-TERM CORPORATE BOND FUND

CLASS A SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.89		$ 9.87	$ 9.83	$ 9.72	$ 9.80	$ 9.87
Income (Loss) From Operations:
Net Investment Income	0.12	(c)	0.27 (c)	0.40 (c)	0.37	0.28	0.22
Net Realized and Unrealized Gain (Loss)	0.25		0.08	0.03	0.11	(0.08)	(0.07)

Total Income (Loss) From Operations	0.37		0.35	0.43	0.48	0.20	0.15

Less Distributions From:
Net Investment Income	(0.12)		(0.33)	(0.39)	(0.37)	(0.28)	(0.22)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.12)		(0.33)	(0.39)	(0.37)	(0.28)	(0.22)

Net Asset Value, End of Period	$10.14		$ 9.89	$ 9.87	$ 9.83	$ 9.72	$ 9.80

Total Return(a)	3.74%		3.59%	4.48%	5.00%	2.10%	1.51%
Net Assets, End of Period (000’s)	$2,940		$453	$63	$83	$281	$310
Ratios to Average Net Assets
Gross Expense	1.42	%(e)	1.48%	1.49%	1.49%	1.48%	1.46%
Net Expenses(b)	0.88	%(e)	0.89%	0.89%	0.93%	0.94%	0.96%
Net Investment Income	2.32	%(e)	3.21%	4.01%	3.65%	2.89%	2.28%
Portfolio Turnover Rate	39	%(f)	94%	80%	64%	83%	97%

CLASS B SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.91		$ 9.88	$ 9.83	$ 9.72	$ 9.80	$ 9.87
Income (Loss) From Operations:
Net Investment Income	0.08	(c)	0.22 (c)	0.31 (c)	0.29	0.21	0.14
Net Realized and Unrealized Gain (Loss)	0.25		0.05	0.05	0.11	(0.08)	(0.07)

Total Income (Loss) From Operations	0.33		0.27	0.36	0.40	0.13	0.07

Less Distributions From:
Net Investment Income	(0.08)		(0.24)	(0.31)	(0.29)	(0.21)	(0.14)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.08)		(0.24)	(0.31)	(0.29)	(0.21)	(0.14)

Net Asset Value, End of Period	$10.16		$ 9.91	$ 9.88	$ 9.83	$ 9.72	$ 9.80

Total Return(a)	3.30%		2.81%	3.70%	4.15%	1.30%	0.69%
Net Assets, End of Period (000’s)	$227		$159	$77	$42	$66	$40
Ratios to Average Net Assets
Gross Expense	1.91	%(e)	1.98%	2.00%	1.98%	1.96%	1.96%
Net Expenses(b)	1.73	%(e)	1.73%	1.75%	1.74%	1.73%	1.77%
Net Investment Income	1.50	%(e)	2.37%	3.17%	2.91%	2.15%	1.42%
Portfolio Turnover Rate	39	%(f)	94%	80%	64%	83%	97%

INSTITUTIONAL I SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.89		$ 9.88	$ 9.83	$ 9.72	$ 9.80	$ 9.87
Income (Loss) From Operations:
Net Investment Income	0.13	(c)	0.33 (c)	0.41 (c)	0.38	0.30	0.24
Net Realized and Unrealized Gain (Loss)	0.25		0.02	0.05	0.11	(0.08)	(0.07)

Total Income (Loss) From Operations	0.38		0.35	0.46	0.49	0.22	0.17

Less Distributions From:
Net Investment Income	(0.13)		(0.34)	(0.41)	(0.38)	(0.30)	(0.24)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.13)		(0.34)	(0.41)	(0.38)	(0.30)	(0.24)

Net Asset Value, End of Period	$10.14		$ 9.89	$ 9.88	$ 9.83	$ 9.72	$ 9.80

Total Return(a)	3.83%		3.64%	4.74%	5.18%	2.29%	1.70%
Net Assets, End of Period (000’s)	$88,838		$61,655	$54,417	$58,771	$67,521	$76,078
Ratios to Average Net Assets
Gross Expense	1.16	%(e)	1.23%	1.24%	1.24%	1.23%	1.21%
Net Expenses(b)	0.73	%(e)	0.73%	0.74%	0.75%	0.75%	0.78%
Net Investment Income	2.51	%(e)	3.42%	4.17%	3.93%	3.08%	2.40%
Portfolio Turnover Rate	39	%(f)	94%	80%	64%	83%	97%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2009 (Unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

104	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB U.S. GOVERNMENT BOND FUND

CLASS A SHARES	2009(f)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.50		$ 9.48	$ 9.28	$ 9.10	$ 9.46	$ 9.51
Income (Loss) From Operations:
Net Investment Income	0.19	(c)	0.36 (c)	0.39 (c)	0.40	0.38	0.37	(c)
Net Realized and Unrealized Gain (Loss)	0.23		0.05	0.21	0.18	(0.36)	(0.00	)(d)

Total Income (Loss) From Operations	0.42		0.41	0.60	0.58	0.02	0.37

Less Distributions From:
Net Investment Income	(0.20)		(0.39)	(0.40)	(0.40)	(0.38)	(0.42)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.20)		(0.39)	(0.40)	(0.40)	(0.38)	(0.42)

Net Asset Value, End of Period	$ 9.72		$ 9.50	$ 9.48	$ 9.28	$ 9.10	$ 9.46

Total Return(a)	4.46%		4.42%	6.58%	6.46%	0.18%	3.93%
Net Assets, End of Period (000’s)	$6,757		$7,078	$37,690	$51,955	$43,955	$45,179
Ratios to Average Net Assets
Gross Expense	1.50	%(g)	1.38%	1.33%	1.27%	1.32%	1.42%
Net Expenses(b)	0.97	%(g)	0.72%	0.94%	0.87%	0.88%	0.95%
Net Investment Income	4.01	%(g)	4.30%	4.22%	4.29%	3.93%	3.94%
Portfolio Turnover Rate(e)	22	%(h)	35%	52%	71%	95%	106%

CLASS B SHARES	2009(f)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.49		$ 9.49	$ 9.28	$ 9.10	$ 9.46	$ 9.51
Income (Loss) From Operations:
Net Investment Income	0.15	(c)	0.29 (c)	0.31 (c)	0.31	0.30	0.29	(c)
Net Realized and Unrealized Gain (Loss)	0.23		—	0.21	0.18	(0.37)	(0.01)

Total Income (Loss) From Operations	0.38		0.29	0.52	0.49	(0.07)	0.28

Less Distributions From:
Net Investment Income	(0.15)		(0.29)	(0.31)	(0.31)	(0.29)	(0.33)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.15)		(0.29)	(0.31)	(0.31)	(0.29)	(0.33)

Net Asset Value, End of Period	$ 9.72		$ 9.49	$ 9.49	$ 9.28	$ 9.10	$ 9.46

Total Return(a)	4.08%		3.15%	5.69%	5.44%	(0.73)%	3.02%
Net Assets, End of Period (000’s)	$249		$273	$316	$227	$367	$275
Ratios to Average Net Assets
Gross Expense	2.00	%(g)	1.90%	1.90%	1.86%	1.89%	1.92%
Net Expenses(b)	1.82	%(g)	1.82%	1.83%	1.83%	1.83%	1.84%
Net Investment Income	3.16	%(g)	3.06%	3.35%	3.33%	3.00%	3.09%
Portfolio Turnover Rate(e)	22	%(h)	35%	52%	71%	95%	106%

INSTITUTIONAL I SHARES	2009(f)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.49		$ 9.49	$ 9.28	$ 9.10	$ 9.46	$ 9.51
Income (Loss) From Operations:
Net Investment Income	0.20	(c)	0.39 (c)	0.41 (c)	0.40	0.39	0.38	(c)
Net Realized and Unrealized Gain (Loss)	0.23		—	0.20	0.18	(0.36)	(0.00	)(d)

Total Income (Loss) From Operations	0.43		0.39	0.61	0.58	0.03	0.38

Less Distributions From:
Net Investment Income	(0.20)		(0.39)	(0.40)	(0.40)	(0.39)	(0.43)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.20)		(0.39)	(0.40)	(0.40)	(0.39)	(0.43)

Net Asset Value, End of Period	$ 9.72		$ 9.49	$ 9.49	$ 9.28	$ 9.10	$ 9.46

Total Return(a)	4.61%		4.18%	6.74%	6.49%	0.26%	4.03%
Net Assets, End of Period (000’s)	$65,323		$73,301	$85,617	$119,940	$121,943	$129,035
Ratios to Average Net Assets
Gross Expense	1.25	%(g)	1.15%	1.14%	1.11%	1.14%	1.17%
Net Expenses(b)	0.82	%(g)	0.82%	0.83%	0.84%	0.84%	0.85%
Net Investment Income	4.16	%(g)	4.05%	4.34%	4.32%	3.97%	4.05%
Portfolio Turnover Rate(e)	22	%(h)	35%	52%	71%	95%	106%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	This calculation excludes purchases and sales from dollar roll transactions.
(f)	Six months ended October 31, 2009 (Unaudited).
(g)	Annualized for periods less than one year.
(h)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	105

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB NEW YORK MUNICIPAL BOND FUND

CLASS A SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.89		$10.25	$10.51	$10.38	$10.62	$10.46
Income (Loss) From Operations:
Net Investment Income	0.18	(c)	0.38 (c)	0.39 (c)	0.39	0.40	0.39
Net Realized and Unrealized Gain (Loss)	0.22		(0.34)	(0.27)	0.13	(0.23)	0.19

Total Income (Loss) From Operations	0.40		0.04	0.12	0.52	0.17	0.58

Less Distributions From:
Net Investment Income	(0.18)		(0.40)	(0.38)	(0.39)	(0.40)	(0.39)
Net Realized Gains	—		—	—	—	(0.01)	(0.03)

Total Distributions	(0.18)		(0.40)	(0.38)	(0.39)	(0.41)	(0.42)

Net Asset Value, End of Period	$10.11		$ 9.89	$10.25	$10.51	$10.38	$10.62

Total Return(a)	4.08%		0.44%	1.21%	5.13%	1.53%	5.60%
Net Assets, End of Period (000’s)	$39,426		$33,904	$60,836	$59,371	$50,299	$52,380
Ratios to Average Net Assets
Gross Expense	1.41	%(e)	1.40%	1.39%	1.41%	1.44%	1.48%
Net Expenses(b)	0.79	%(e)	0.75%	0.79%	0.80%	0.82%	0.85%
Net Investment Income	3.50	%(e)	3.96%	3.70%	3.77%	3.76%	3.65%
Portfolio Turnover Rate	33	%(f)	102%	119%	37%	56%	41%

CLASS B SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.90		$10.25	$10.51	$10.38	$10.62	$10.46
Income (Loss) From Operations:
Net Investment Income	0.13	(c)	0.31 (c)	0.29 (c)	0.30	0.31	0.30
Net Realized and Unrealized Gain (Loss)	0.22		(0.36)	(0.26)	0.13	(0.23)	0.19

Total Income (Loss) From Operations	0.35		(0.05)	0.03	0.43	0.08	0.49

Less Distributions From:
Net Investment Income	(0.13)		(0.30)	(0.29)	(0.30)	(0.31)	(0.30)
Net Realized Gains	—		—	—	—	(0.01)	(0.03)

Total Distributions	(0.13)		(0.30)	(0.29)	(0.30)	(0.32)	(0.33)

Net Asset Value, End of Period	$10.12		$ 9.90	$10.25	$10.51	$10.38	$10.62

Total Return(a)	3.56%		(0.41)%	0.31%	4.23%	0.70%	4.75%
Net Assets, End of Period (000’s)	$976		$1,100	$1,166	$1,470	$1,307	$773
Ratios to Average Net Assets
Gross Expense	1.91	%(e)	1.90%	1.91%	1.95%	1.97%	1.99%
Net Expenses(b)	1.65	%(e)	1.65%	1.66%	1.66%	1.65%	1.67%
Net Investment Income	2.65	%(e)	3.10%	2.83%	2.91%	2.95%	2.86%
Portfolio Turnover Rate	33	%(f)	102%	119%	37%	56%	41%

INSTITUTIONAL I SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.89		$10.25	$10.51	$10.38	$10.62	$10.46
Income (Loss) From Operations:
Net Investment Income	0.18	(c)	0.41 (c)	0.40 (c)	0.41	0.41	0.40
Net Realized and Unrealized Gain (Loss)	0.23		(0.36)	(0.27)	0.13	(0.23)	0.19

Total Income (Loss) From Operations	0.41		0.05	0.13	0.54	0.18	0.59

Less Distributions From:
Net Investment Income	(0.19)		(0.41)	(0.39)	(0.41)	(0.41)	(0.40)
Net Realized Gains	—		—	—	—	(0.01)	(0.03)

Total Distributions	(0.19)		(0.41)	(0.39)	(0.41)	(0.42)	(0.43)

Net Asset Value, End of Period	$10.11		$ 9.89	$10.25	$10.51	$10.38	$10.62

Total Return(a)	4.15%		0.54%	1.31%	5.26%	1.69%	5.77%
Net Assets, End of Period (000’s)	$62,914		$57,173	$42,737	$44,224	$38,135	$26,921
Ratios to Average Net Assets
Gross Expense	1.16	%(e)	1.15%	1.16%	1.20%	1.22%	1.24%
Net Expenses(b)	0.65	%(e)	0.65%	0.66%	0.67%	0.67%	0.69%
Net Investment Income	3.65	%(e)	4.11%	3.83%	3.89%	3.92%	3.81%
Portfolio Turnover Rate	33	%(f)	102%	119%	37%	56%	41%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2009 (Unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

106	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB PENNSYLVANIA MUNICIPAL BOND FUND

CLASS A SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.87		$10.02	$10.09	$10.01	$10.27	$10.20
Income (Loss) From Operations:
Net Investment Income	0.19	(c)	0.37 (c)	0.35 (c)	0.37	0.38	0.36
Net Realized and Unrealized Gain (Loss)	0.18		(0.14)	(0.07)	0.07	(0.27)	0.07

Total Income (Loss) From Operations	0.37		0.23	0.28	0.44	0.11	0.43

Less Distributions From:
Net Investment Income	(0.19)		(0.37)	(0.35)	(0.36)	(0.37)	(0.36)
Net Realized Gains	—		(0.01)	—	—	—	—

Total Distributions	(0.19)		(0.38)	(0.35)	(0.36)	(0.37)	(0.36)

Net Asset Value, End of Period	$10.05		$ 9.87	$10.02	$10.09	$10.01	$10.27

Total Return(a)	3.79%		2.39%	2.87%	4.49%	1.11%	4.24%
Net Assets, End of Period (000’s)	$5,953		$4,731	$5,344	$5,407	$6,225	$8,311
Ratios to Average Net Assets
Gross Expense	1.37	%(e)	1.37%	1.38%	1.40%	1.39%	1.36%
Net Expenses(b)	0.95	%(e)	0.95%	0.95%	0.92%	0.91%	1.12%
Net Investment Income	3.77	%(e)	3.77%	3.54%	3.63%	3.66%	3.48%
Portfolio Turnover Rate	3	%(f)	21%	14%	26%	12%	27%

CLASS B SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.87		$10.02	$10.09	$10.02	$10.28	$10.20
Income (Loss) From Operations:
Net Investment Income	0.15	(c)	0.28 (c)	0.27 (c)	0.27	0.29	0.29
Net Realized and Unrealized Gain (Loss)	0.18		(0.14)	(0.08)	0.07	(0.25)	0.07

Total Income (Loss) From Operations	0.33		0.14	0.19	0.34	0.04	0.36

Less Distributions From:
Net Investment Income	(0.15)		(0.28)	(0.26)	(0.27)	(0.30)	(0.28)
Net Realized Gains	—		(0.01)	—	—	—	—

Total Distributions	(0.15)		(0.29)	(0.26)	(0.27)	(0.30)	(0.28)

Net Asset Value, End of Period	$10.05		$ 9.87	$10.02	$10.09	$10.02	$10.28

Total Return(a)	3.33%		1.48%	1.96%	3.47%	0.37%	3.61%
Net Assets, End of Period (000’s)	$728		$749	$853	$875	$858	$893
Ratios to Average Net Assets
Gross Expense	1.87	%(e)	1.90%	1.87%	1.86%	1.82%	1.74%
Net Expenses(b)	1.82	%(e)	1.84%	1.83%	1.81%	1.77%	1.71%
Net Investment Income	2.89	%(e)	2.88%	2.65%	2.74%	2.80%	2.89%
Portfolio Turnover Rate	3	%(f)	21%	14%	26%	12%	27%

INSTITUTIONAL I SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.87		$10.02	$10.09	$10.01	$10.27	$10.20
Income (Loss) From Operations:
Net Investment Income	0.19	(c)	0.38 (c)	0.37 (c)	0.37	0.38	0.37
Net Realized and Unrealized Gain (Loss)	0.19		(0.14)	(0.08)	0.08	(0.26)	0.07

Total Income (Loss) From Operations	0.38		0.24	0.29	0.45	0.12	0.44

Less Distributions From:
Net Investment Income	(0.20)		(0.38)	(0.36)	(0.37)	(0.38)	(0.37)
Net Realized Gains	—		(0.01)	—	—	—	—

Total Distributions	(0.20)		(0.39)	(0.36)	(0.37)	(0.38)	(0.37)

Net Asset Value, End of Period	$10.05		$ 9.87	$10.02	$10.09	$10.01	$10.27

Total Return(a)	3.84%		2.49%	2.97%	4.56%	1.13%	4.37%
Net Assets, End of Period (000’s)	$104,836		$106,029	$117,723	$133,668	$136,387	$160,966
Ratios to Average Net Assets
Gross Expense	1.12	%(e)	1.12%	1.13%	1.15%	1.14%	1.11%
Net Expenses(b)	0.85	%(e)	0.85%	0.85%	0.85%	0.89%	1.00%
Net Investment Income	3.86	%(e)	3.87%	3.64%	3.70%	3.68%	3.60%
Portfolio Turnover Rate	3	%(f)	21%	14%	26%	12%	27%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2009 (Unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	107

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MARYLAND MUNICIPAL BOND FUND

CLASS A SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.50		$ 9.82	$10.10	$10.05	$10.32	$10.21
Income (Loss) From Operations:
Net Investment Income	0.20	(c)	0.40 (c)	0.39 (c)	0.39	0.40 (c)	0.39
Net Realized and Unrealized Gain (Loss)	0.43		(0.30)	(0.26)	0.08	(0.24)	0.15

Total Income (Loss) From Operations	0.63		0.10	0.13	0.47	0.16	0.54

Less Distributions From:
Net Investment Income	(0.20)		(0.40)	(0.39)	(0.39)	(0.40)	(0.39)
Net Realized Gains	—		(0.02)	(0.02)	(0.03)	(0.03)	(0.04)

Total Distributions	(0.20)		(0.42)	(0.41)	(0.42)	(0.43)	(0.43)

Net Asset Value, End of Period	$ 9.93		$ 9.50	$ 9.82	$10.10	$10.05	$10.32

Total Return(a)	6.63%		1.10%	1.30%	4.74%	1.52%	5.40%
Net Assets, End of Period (000’s)	$39,841		$38,627	$41,846	$47,611	$49,828	$19,639
Ratios to Average Net Assets
Gross Expense	1.38	%(e)	1.38%	1.39%	1.38%	1.42%	1.44%
Net Expenses(b)	0.79	%(e)	0.79%	0.81%	0.82%	0.82%	0.95%
Net Investment Income	3.97	%(e)	4.21%	3.95%	3.89%	3.93%	3.82%
Portfolio Turnover Rate	4	%(f)	6%	3%	16%	12%	13%

CLASS B SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.52		$ 9.84	$10.12	$10.07	$10.34	$10.23
Income (Loss) From Operations:
Net Investment Income	0.15	(c)	0.31 (c)	0.30 (c)	0.30	0.31 (c)	0.31
Net Realized and Unrealized Gain (Loss)	0.43		(0.29)	(0.26)	0.08	(0.24)	0.16

Total Income (Loss) From Operations	0.58		0.02	0.04	0.38	0.07	0.47

Less Distributions From:
Net Investment Income	(0.15)		(0.32)	(0.30)	(0.30)	(0.31)	(0.32)
Net Realized Gains	—		(0.02)	(0.02)	(0.03)	(0.03)	(0.04)

Total Distributions	(0.15)		(0.34)	(0.32)	(0.33)	(0.34)	(0.36)

Net Asset Value, End of Period	$ 9.95		$ 9.52	$ 9.84	$10.12	$10.07	$10.34

Total Return(a)	6.13%		0.20%	0.39%	3.80%	0.64%	4.59%
Net Assets, End of Period (000’s)	$926		$1,148	$1,564	$1,764	$1,887	$1,896
Ratios to Average Net Assets
Gross Expense	1.87	%(e)	1.88%	1.89%	1.89%	1.91%	1.93%
Net Expenses(b)	1.70	%(e)	1.70%	1.72%	1.71%	1.70%	1.71%
Net Investment Income	3.07	%(e)	3.29%	3.05%	3.00%	3.03%	3.05%
Portfolio Turnover Rate	4	%(f)	6%	3%	16%	12%	13%

INSTITUTIONAL I SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.51		$ 9.83	$10.11	$10.06	$10.33	$10.22
Income (Loss) From Operations:
Net Investment Income	0.20	(c)	0.41 (c)	0.40 (c)	0.40	0.41 (c)	0.42
Net Realized and Unrealized Gain (Loss)	0.43		(0.30)	(0.26)	0.08	(0.24)	0.15

Total Income (Loss) From Operations	0.63		0.11	0.14	0.48	0.17	0.57

Less Distributions From:
Net Investment Income	(0.20)		(0.41)	(0.40)	(0.40)	(0.41)	(0.42)
Net Realized Gains	—		(0.02)	(0.02)	(0.03)	(0.03)	(0.04)

Total Distributions	(0.20)		(0.43)	(0.42)	(0.43)	(0.44)	(0.46)

Net Asset Value, End of Period	$ 9.94		$ 9.51	$ 9.83	$10.11	$10.06	$10.33

Total Return(a)	6.68%		1.20%	1.40%	4.84%	1.63%	5.62%
Net Assets, End of Period (000’s)	$83,102		$79,494	$86,933	$98,014	$95,924	$99,134
Ratios to Average Net Assets
Gross Expense	1.13	%(e)	1.13%	1.14%	1.14%	1.17%	1.18%
Net Expenses(b)	0.70	%(e)	0.70%	0.72%	0.72%	0.72%	0.73%
Net Investment Income	4.06	%(e)	4.30%	4.05%	4.00%	4.01%	4.03%
Portfolio Turnover Rate	4	%(f)	6%	3%	16%	12%	13%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2009 (Unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

108	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB VIRGINIA MUNICIPAL BOND FUND

CLASS A SHARES	2009(j)		2009		2008	2007	2006(c)(d)		2005(e)	2004(i)
Net Asset Value, Beginning of Period	$10.67		$10.67		$10.90	$10.93	$11.17		$11.63	$11.66
Income (Loss) From Operations:
Net Investment Income	0.19	(f)	0.38	(f)	0.40 (f)	0.41	0.23		0.42	0.35
Net Realized and Unrealized Gain (Loss)	0.08		0.00	(h)	(0.14)	0.08	(0.14)		(0.31)	(0.03)

Total Income (Loss) From Operations	0.27		0.38		0.26	0.49	0.09		0.11	0.32

Less Distributions From:
Net Investment Income	(0.19)		(0.38)		(0.39)	(0.41)	(0.23)		(0.42)	(0.35)
Net Realized Gains	—		(0.00	)(h)	(0.10)	(0.11)	(0.10)		(0.15)	—

Total Distributions	(0.19)		(0.38)		(0.49)	(0.52)	(0.33)		(0.57)	(0.35)

Net Asset Value, End of Period	$10.75		$10.67		$10.67	$10.90	$10.93		$11.17	$11.63

Total Return(a)	2.52%		3.73%		2.47%	4.56%	0.86%		1.00%	2.82%
Net Assets, End of Period (000’s)	$20,219		$20,085		$16,570	$18,129	$22,250		$25,107	$27,218
Ratios to Average Net Assets
Gross Expense	1.83	%(g)	1.88%		1.77%	1.71%	1.56	%(g)	0.98%	0.97	%(g)
Net Expenses(b)	0.82	%(g)	0.84%		0.88%	0.86%	0.45	%(g)	0.98%	0.95	%(g)
Net Investment Income	3.45	%(g)	3.62%		3.67%	3.76%	4.32	%(g)	3.63%	3.67	%(g)
Portfolio Turnover Rate	18	%(k)	7%		3%	9%	5%		12%	14%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Beginning with the year ended April 30, 2006, the Fund was audited by Ernst & Young, LLP. The previous periods ended were audited by another Independent Registered Public Accounting Firm.
(d)	Reflects operations for the period from November 1, 2005 to April 30, 2006. The Fund changed its fiscal year end from October 31 to April 30.
(e)	Reflects operations for the year ended October 31.
(f)	Per share numbers have been calculated using the average shares method.
(g)	Annualized for periods less than one year.
(h)	Represents less than $0.01.
(i)	Reflects operations for the period January 1, 2004 to October 31, 2004. The Fund changed its fiscal year from December 31 to October 31.
(j)	Six months ended October 31, 2009 (Unaudited).
(k)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	109

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB INTERMEDIATE-TERM BOND FUND

CLASS A SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.96		$ 9.97	$ 9.81	$ 9.64	$ 9.99	$10.07
Income (Loss) From Operations:
Net Investment Income(c)	0.23		0.41	0.40	0.42	0.36	0.37
Net Realized and Unrealized Gain (Loss)	0.51		(0.00)	0.16	0.17	(0.34)	0.01

Total Income (Loss) From Operations	0.74		0.41	0.56	0.59	0.02	0.38

Less Distributions From:
Net Investment Income	(0.23)		(0.42)	(0.40)	(0.42)	(0.37)	(0.46)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.23)		(0.42)	(0.40)	(0.42)	(0.37)	(0.46)

Net Asset Value, End of Period	$10.47		$ 9.96	$ 9.97	$ 9.81	$ 9.64	$ 9.99

Total Return(a)	7.48%		4.20%	5.85%	6.19%	0.23%	3.81%
Net Assets, End of Period (000’s)	$3,771		$2,619	$1,495	$1,455	$1,774	$2,402
Ratios to Average Net Assets
Gross Expense	1.38	%(e)	1.35%	1.36%	1.36%	1.36%	1.36%
Net Expenses(b)	0.78	%(e)	0.78%	0.85%	0.95%	0.98%	0.77%
Net Investment Income	4.45	%(e)	4.22%	4.12%	4.23%	3.64%	3.65%
Portfolio Turnover Rate	96	%(f)	191%	279%	189%	189%	197%

CLASS B SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.96		$ 9.98	$ 9.81	$ 9.64	$ 9.99	$10.07
Income (Loss) From Operations:
Net Investment Income(c)	0.19		0.33	0.30	0.34	0.29	0.28
Net Realized and Unrealized Gain (Loss)	0.51		(0.02)	0.19	0.17	(0.33)	0.01

Total Income (Loss) From Operations	0.70		0.31	0.49	0.51	(0.04)	0.29

Less Distributions From:
Net Investment Income	(0.18)		(0.33)	(0.32)	(0.34)	(0.31)	(0.37)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.18)		(0.33)	(0.32)	(0.34)	(0.31)	(0.37)

Net Asset Value, End of Period	$10.48		$ 9.96	$ 9.98	$ 9.81	$ 9.64	$ 9.99

Total Return(a)	7.12%		3.21%	5.07%	5.41%	(0.46)%	2.89%
Net Assets, End of Period (000’s)	$283		$248	$158	$98	$129	$123
Ratios to Average Net Assets
Gross Expense	1.88	%(e)	1.85%	1.86%	1.86%	1.87%	1.86%
Net Expenses(b)	1.63	%(e)	1.63%	1.70%	1.68%	1.68%	1.68%
Net Investment Income	3.59	%(e)	3.36%	3.25%	3.48%	2.94%	2.83%
Portfolio Turnover Rate	96	%(f)	191%	279%	189%	189%	197%

INSTITUTIONAL I SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.96		$ 9.97	$ 9.81	$ 9.64	$ 9.99	$10.07
Income (Loss) From Operations:
Net Investment Income(c)	0.24		0.43	0.42	0.44	0.38	0.38
Net Realized and Unrealized Gain (Loss)	0.51		(0.01)	0.16	0.17	(0.33)	—

Total Income (Loss) From Operations	0.75		0.42	0.58	0.61	0.05	0.38

Less Distributions From:
Net Investment Income	(0.24)		(0.43)	(0.42)	(0.44)	(0.40)	(0.46)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.24)		(0.43)	(0.42)	(0.44)	(0.40)	(0.46)

Net Asset Value, End of Period	$10.47		$ 9.96	$ 9.97	$ 9.81	$ 9.64	$ 9.99

Total Return(a)	7.56%		4.35%	6.01%	6.42%	0.47%	3.85%
Net Assets, End of Period (000’s)	$127,286		$126,742	$178,343	$195,560	$216,402	$245,706
Ratios to Average Net Assets
Gross Expense	1.13	%(e)	1.09%	1.11%	1.11%	1.11%	1.11%
Net Expenses(b)	0.63	%(e)	0.63%	0.70%	0.73%	0.73%	0.74%
Net Investment Income	4.59	%(e)	4.31%	4.27%	4.44%	3.88%	3.77%
Portfolio Turnover Rate	96	%(f)	191%	279%	189%	189%	197%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2009 (Unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

110	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB INCOME FUND

CLASS A SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.24		$ 9.77	$ 9.84	$ 9.66	$10.08	$10.13
Income (Loss) From Operations:
Net Investment Income	0.19	(c)	0.45 (c)	0.46 (c)	0.44	0.39	0.38 (c)
Net Realized and Unrealized Gain (Loss)	0.63		(0.54)	(0.08)	0.20	(0.39)	0.05

Total Income (Loss) From Operations	0.82		(0.09)	0.38	0.64	—	0.43

Less Distributions From:
Net Investment Income	(0.19)		(0.44)	(0.45)	(0.45)	(0.39)	(0.39)
Net Realized Gains	—		—	—	(0.01)	(0.03)	(0.09)

Total Distributions	(0.19)		(0.44)	(0.45)	(0.46)	(0.42)	(0.48)

Net Asset Value, End of Period	$ 9.87		$ 9.24	$ 9.77	$ 9.84	$ 9.66	$10.08

Total Return(a)	8.92%		(0.84)%	3.93%	6.73%	(0.05)%	4.27%
Net Assets, End of Period (000’s)	$5,981		$5,681	$5,572	$6,381	$7,253	$8,855
Ratios to Average Net Assets
Gross Expense	1.24	%(e)	1.32%	1.29%	1.31%	1.28%	1.30%
Net Expenses(b)	0.78	%(e)	0.78%	0.88%	0.99%	1.02%	1.03%
Net Investment Income	4.01	%(e)	4.75%	4.66%	4.61%	3.79%	3.74%
Portfolio Turnover Rate	68	%(f)	93%	152%	79%	96%	86%

CLASS B SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.11		$ 9.64	$ 9.71	$ 9.53	$ 9.95	$10.00
Income (Loss) From Operations:
Net Investment Income	0.15	(c)	0.36 (c)	0.37 (c)	0.37	0.32	0.30 (c)
Net Realized and Unrealized Gain (Loss)	0.62		(0.53)	(0.07)	0.19	(0.39)	0.06

Total Income (Loss) From Operations	0.77		(0.17)	0.30	0.56	(0.07)	0.36

Less Distributions From:
Net Investment Income	(0.15)		(0.36)	(0.37)	(0.37)	(0.32)	(0.32)
Net Realized Gains	—		—	—	(0.01)	(0.03)	(0.09)

Total Distributions	(0.15)		(0.36)	(0.37)	(0.38)	(0.35)	(0.41)

Net Asset Value, End of Period	$ 9.73		$ 9.11	$ 9.64	$ 9.71	$ 9.53	$ 9.95

Total Return(a)	8.47%		(1.69)%	3.11%	6.03%	(0.75)%	3.60%
Net Assets, End of Period (000’s)	$715		$850	$888	$1,105	$1,561	$1,960
Ratios to Average Net Assets
Gross Expense	1.74	%(e)	1.83%	1.79%	1.81%	1.79%	1.80%
Net Expenses(b)	1.63	%(e)	1.63%	1.73%	1.74%	1.73%	1.73%
Net Investment Income	3.14	%(e)	3.89%	3.80%	3.86%	3.08%	3.04%
Portfolio Turnover Rate	68	%(f)	93%	152%	79%	96%	86%

INSTITUTIONAL I SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.10		$ 9.63	$ 9.71	$ 9.53	$ 9.95	$10.00
Income (Loss) From Operations:
Net Investment Income	0.20	(c)	0.43 (c)	0.48 (c)	0.46	0.42	0.40 (c)
Net Realized and Unrealized Gain (Loss)	0.63		(0.50)	(0.10)	0.19	(0.40)	0.04

Total Income (Loss) From Operations	0.83		(0.07)	0.38	0.65	0.02	0.44

Less Distributions From:
Net Investment Income	(0.20)		(0.46)	(0.46)	(0.46)	(0.41)	(0.40)
Net Realized Gains	—		—	—	(0.01)	(0.03)	(0.09)

Total Distributions	(0.20)		(0.46)	(0.46)	(0.47)	(0.44)	(0.49)

Net Asset Value, End of Period	$ 9.73		$ 9.10	$ 9.63	$ 9.71	$ 9.53	$ 9.95

Total Return(a)	9.13%		(0.71)%	4.03%	7.03%	0.16%	4.55%
Net Assets, End of Period (000’s)	$193,925		$159,120	$91,416	$115,486	$133,002	$131,542
Ratios to Average Net Assets
Gross Expense	0.99	%(e)	1.06%	1.04%	1.06%	1.04%	1.05%
Net Expenses(b)	0.64	%(e)	0.64%	0.73%	0.79%	0.81%	0.82%
Net Investment Income	4.16	%(e)	4.83%	4.80%	4.81%	4.01%	3.95%
Portfolio Turnover Rate	68	%(f)	93%	152%	79%	96%	86%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2009 (Unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	111

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH

CLASS A SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 7.57		$ 9.74	$10.07	$ 9.94	$ 9.81	$ 9.81
Income (Loss) From Operations:
Net Investment Income	0.04	(c)	0.14 (c)	0.17 (c)	0.23 (c)	0.20 (c)	0.16
Net Realized and Unrealized Gain (Loss)	0.99		(1.86)	(0.11)	0.47	0.33	0.02

Total Income (Loss) From Operations	1.03		(1.72)	0.06	0.70	0.53	0.18

Less Distributions From:
Net Investment Income	(0.04)		(0.13)	(0.22)	(0.28)	(0.19)	(0.15)
Net Realized Gains	—		(0.32)	(0.17)	(0.29)	(0.21)	(0.03)

Total Distributions	(0.04)		(0.45)	(0.39)	(0.57)	(0.40)	(0.18)

Net Asset Value, End of Period	$ 8.56		$ 7.57	$ 9.74	$10.07	$ 9.94	$ 9.81

Total Return(a)	13.63%		(17.50)%	0.60%	7.31%	5.46%	1.87%
Net Assets, End of Period (000’s)	$6,501		$5,660	$8,296	$10,567	$10,592	$6,147
Ratios to Average Net Assets
Gross Expense	2.38	%(e)	2.18%	1.71%	1.65%	1.81%	2.05%
Net Expenses(b)	0.98	%(e)	0.94%	0.96%	1.00%	1.00%	1.00%
Net Investment Income	0.90	%(e)	1.69%	1.66%	2.30%	2.18%	1.63%
Portfolio Turnover Rate	12	%(f)	42%	32%	22%	17%	61%

CLASS B SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 7.54		$ 9.71	$10.04	$ 9.91	$ 9.78	$ 9.78
Income (Loss) From Operations:
Net Investment Income	0.01	(c)	0.10 (c)	0.11 (c)	0.17 (c)	0.12 (c)	0.10
Net Realized and Unrealized Gain (Loss)	0.99		(1.86)	(0.10)	0.48	0.35	0.03

Total Income (Loss) From Operations	1.00		(1.76)	0.01	0.65	0.47	0.13

Less Distributions From:
Net Investment Income	(0.02)		(0.09)	(0.17)	(0.23)	(0.13)	(0.10)
Net Realized Gains	—		(0.32)	(0.17)	(0.29)	(0.21)	(0.03)

Total Distributions	(0.02)		(0.41)	(0.34)	(0.52)	(0.34)	(0.13)

Net Asset Value, End of Period	$ 8.52		$ 7.54	$ 9.71	$10.04	$ 9.91	$ 9.78

Total Return(a)	13.23%		(18.01)%	0.04%	6.73%	4.88%	1.32%
Net Assets, End of Period (000’s)	$1,871		$1,848	$3,136	$3,379	$3,469	$3,817
Ratios to Average Net Assets
Gross Expense	2.88	%(e)	2.68%	2.23%	2.15%	2.37%	2.55%
Net Expenses(b)	1.54	%(e)	1.50%	1.52%	1.56%	1.56%	1.56%
Net Investment Income	0.33	%(e)	1.14%	1.08%	1.73%	1.41%	1.05%
Portfolio Turnover Rate	12	%(f)	42%	32%	22%	17%	61%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2009 (Unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

112	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MANAGED ALLOCATION FUND – MODERATE GROWTH

CLASS A SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 6.72		$10.07	$10.67	$10.47	$ 9.96	$ 9.80
Income (Loss) From Operations:
Net Investment Income	0.01	(c)	0.10 (c)	0.10 (c)	0.12 (c)	0.12	0.09
Net Realized and Unrealized Gain (Loss)	1.17		(2.82)	(0.19)	0.87	1.09	0.15

Total Income (Loss) From Operations	1.18		(2.72)	(0.09)	0.99	1.21	0.24

Less Distributions From:
Net Investment Income	—		(0.10)	(0.16)	(0.22)	(0.11)	(0.08)
Net Realized Gains	—		(0.53)	(0.35)	(0.57)	(0.59)	—

Total Distributions	—		(0.63)	(0.51)	(0.79)	(0.70)	(0.08)

Net Asset Value, End of Period	$ 7.90		$ 6.72	$10.07	$10.67	$10.47	$ 9.96

Total Return(a)	17.56%		(26.61)%	(0.93)%	9.80%	12.45%	2.46%
Net Assets, End of Period (000’s)	$24,038		$21,871	$36,868	$41,963	$42,198	$29,011
Ratios to Average Net Assets
Gross Expense	1.52	%(e)	1.48%	1.20%	1.14%	1.22%	1.37%
Net Expenses(b)	0.89	%(e)	0.86%	0.88%	0.89%	0.97%	0.98%
Net Investment Income	0.25	%(e)	1.31%	0.98%	1.20%	1.44%	0.98%
Portfolio Turnover Rate	8	%(f)	42%	21%	22%	9%	98%

CLASS B SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 6.54		$ 9.82	$10.49	$10.35	$ 9.88	$ 9.75
Income (Loss) From Operations:
Net Investment Income	(0.02	)(c)	0.03 (c)	0.02 (c)	0.05 (c)	0.05	0.03
Net Realized and Unrealized Gain (Loss)	1.13		(2.74)	(0.18)	0.85	1.07	0.14

Total Income (Loss) From Operations	1.11		(2.71)	(0.16)	0.90	1.12	0.17

Less Distributions From:
Net Investment Income	—		(0.04)	(0.16)	(0.19)	(0.06)	(0.04)
Net Realized Gains	—		(0.53)	(0.35)	(0.57)	(0.59)	—

Total Distributions	—		(0.57)	(0.51)	(0.76)	(0.65)	(0.04)

Net Asset Value, End of Period	$ 7.65		$ 6.54	$ 9.82	$10.49	$10.35	$ 9.88

Total Return(a)	16.97%		(27.16)%	(1.70)%	8.94%	11.61%	1.70%
Net Assets, End of Period (000’s)	$13,855		$12,432	$21,403	$23,656	$22,566	$19,628
Ratios to Average Net Assets
Gross Expense	2.02	%(e)	1.97%	1.72%	1.64%	1.72%	1.87%
Net Expenses(b)	1.70	%(e)	1.67%	1.65%	1.64%	1.72%	1.73%
Net Investment Income	(0.56	)%(e)	0.45%	0.18%	0.45%	0.52%	0.24%
Portfolio Turnover Rate	8	%(f)	42%	21%	22%	9%	98%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2009 (Unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	113

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH

CLASS A SHARES	2009(e)		2009		2008	2007	2006		2005
Net Asset Value, Beginning of Period	$ 5.38		$ 9.99		$10.98	$10.65	$ 9.72		$ 9.49
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.02)		0.03		(0.01)	0.02	0.02		0.03
Net Realized and Unrealized Gain (Loss)	1.20		(3.89)		(0.45)	1.22	1.70		0.25

Total Income (Loss) From Operations	1.18		(3.86)		(0.46)	1.24	1.72		0.28

Less Distributions From:
Net Investment Income	—		(0.03)		(0.13)	(0.19)	(0.05)		(0.04)
Return of Capital	—		(0.01)		—	—	—		—
Net Realized Gains	—		(0.71)		(0.40)	(0.72)	(0.74)		(0.01)

Total Distributions	—		(0.75)		(0.53)	(0.91)	(0.79)		(0.05)

Net Asset Value, End of Period	$ 6.56		$ 5.38		$ 9.99	$10.98	$10.65		$ 9.72

Total Return(a)	21.93%		(38.02)%		(4.44)%	12.21%	18.34%		2.98%
Net Assets, End of Period (000’s)	$12,224		$10,808		$20,282	$22,606	$20,790		$14,414
Ratios to Average Net Assets
Gross Expense	2.02	%(f)	1.98%		1.39%	1.36%	1.51%		1.68%
Net Expenses(b)	0.95	%(f)	0.92%		0.85%	0.86%	1.00%		1.02%
Net Investment Income (Loss)	(0.75	)%(f)	0.42%		(0.09)%	0.16%	0.70%		0.34%
Portfolio Turnover Rate	6	%(g)	31%		19%	22%	6%		114%

CLASS B SHARES	2009(e)		2009		2008	2007	2006		2005
Net Asset Value, Beginning of Period	$ 5.18		$ 9.67		$10.70	$10.42	$ 9.54		$ 9.34
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.04)		(0.01)		(0.07)	(0.04)	(0.05)		(0.02)
Net Realized and Unrealized Gain (Loss)	1.16		(3.76)		(0.43)	1.19	1.69		0.24

Total Income (Loss) From Operations	1.12		(3.77)		(0.50)	1.15	1.64		0.22

Less Distributions From:
Net Investment Income	—		(0.00	)(d)	(0.13)	(0.15)	(0.02)		(0.01)
Return of Capital	—		(0.01)		—	—	—		—
Net Realized Gains	—		(0.71)		(0.40)	(0.72)	(0.74)		(0.01)

Total Distributions	—		(0.72)		(0.53)	(0.87)	(0.76)		(0.02)

Net Asset Value, End of Period	$ 6.30		$ 5.18		$ 9.67	$10.70	$10.42		$ 9.54

Total Return(a)	21.62%		(38.38)%		(4.98)%	11.59%	17.75%		2.35%
Net Assets, End of Period (000’s)	$5,782		$5,033		$9,566	$10,740	$9,559		$7,906
Ratios to Average Net Assets
Gross Expense	2.52	%(f)	2.48%		1.89%	1.86%	2.01%		2.18%
Net Expenses(b)	1.52	%(f)	1.49%		1.42%	1.43%	1.57%		1.59%
Net Investment Income (Loss)	(1.32	)%(f)	(0.13)%		(0.70)%	(0.40)%	0.00	%(d)	(0.23)%
Portfolio Turnover Rate	6	%(g)	31%		19%	22%	6%		114%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than 0.01%.
(e)	Six months ended October 31, 2009 (Unaudited).
(f)	Annualized for periods less than one year.
(g)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

114	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB BALANCED FUND

CLASS A SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.15		$14.43	$15.11	$13.75	$12.92	$13.04
Income (Loss) From Operations:
Net Investment Income	0.15	(c)	0.38 (c)	0.38 (c)	0.29 (c)	0.18	0.20
Net Realized and Unrealized Gain (Loss)	1.41		(3.26)	(0.66)	1.37	0.86	(0.12)

Total Income (Loss) From Operations	1.56		(2.88)	(0.28)	1.66	1.04	0.08

Less Distributions From:
Net Investment Income	(0.16)		(0.40)	(0.40)	(0.30)	(0.21)	(0.20)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.16)		(0.40)	(0.40)	(0.30)	(0.21)	(0.20)

Net Asset Value, End of Period	$12.55		$11.15	$14.43	$15.11	$13.75	$12.92

Total Return(a)	14.07%		(20.12)%	(1.89)%	12.23%	8.09%	0.61%
Net Assets, End of Period (000’s)	$13,489		$11,766	$18,569	$21,547	$21,679	$25,237
Ratios to Average Net Assets
Gross Expense	2.34	%(e)	2.22%	1.94%	1.62%	1.54%	1.41%
Net Expenses(b)	1.09	%(e)	1.08%	0.98%	1.05%	1.10%	1.11%
Net Investment Income	2.51	%(e)	3.15%	2.59%	2.10%	1.30%	1.50%
Portfolio Turnover Rate	30	%(f)	59%	17%	157%	48%	41%

CLASS B SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.27		$14.50	$15.12	$13.75	$12.92	$13.04
Income (Loss) From Operations:
Net Investment Income	0.11	(c)	0.30 (c)	0.25 (c)	0.18 (c)	0.07	0.11
Net Realized and Unrealized Gain (Loss)	1.42		(3.31)	(0.66)	1.38	0.87	(0.12)

Total Income (Loss) From Operations	1.53		(3.01)	(0.41)	1.56	0.94	(0.01)

Less Distributions From:
Net Investment Income	(0.11)		(0.22)	(0.21)	(0.19)	(0.11)	(0.11)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.11)		(0.22)	(0.21)	(0.19)	(0.11)	(0.11)

Net Asset Value, End of Period	$12.69		$11.27	$14.50	$15.12	$13.75	$12.92

Total Return(a)	13.66%		(20.73)%	(2.76)%	11.41%	7.33%	(0.11)%
Net Assets, End of Period (000’s)	$1,847		$2,280	$3,808	$5,419	$8,827	$11,868
Ratios to Average Net Assets
Gross Expense	2.83	%(e)	2.72%	2.43%	2.12%	2.04%	1.91%
Net Expenses(b)	1.84	%(e)	1.83%	1.85%	1.81%	1.81%	1.81%
Net Investment Income	1.79	%(e)	2.40%	1.73%	1.29%	0.60%	0.80%
Portfolio Turnover Rate	30	%(f)	59%	17%	157%	48%	41%

INSTITUTIONAL I SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.18		$14.47	$15.15	$13.79	$12.96	$13.08
Income (Loss) From Operations:
Net Investment Income	0.17	(c)	0.40 (c)	0.40 (c)	0.29	0.30	0.23
Net Realized and Unrealized Gain (Loss)	1.40		(3.27)	(0.67)	1.38	0.78	(0.13)

Total Income (Loss) From Operations	1.57		(2.87)	(0.27)	1.67	1.08	0.10

Less Distributions From:
Net Investment Income	(0.17)		(0.42)	(0.41)	(0.31)	(0.25)	(0.22)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.17)		(0.42)	(0.41)	(0.31)	(0.25)	(0.22)

Net Asset Value, End of Period	$12.58		$11.18	$14.47	$15.15	$13.79	$12.96

Total Return(a)	14.25%		(20.01)%	(1.85)%	12.32%	8.35%	0.73%
Net Assets, End of Period (000’s)	$1,818		$1,815	$2,658	$5,226	$20,078	$84,800
Ratios to Average Net Assets
Gross Expense	2.09	%(e)	2.09%	1.61%	1.37%	1.17%	1.16%
Net Expenses(b)	0.86	%(e)	0.91%	0.93%	0.94%	0.89%	0.95%
Net Investment Income	2.76	%(e)	3.32%	2.65%	2.10%	1.51%	1.66%
Portfolio Turnover Rate	30	%(f)	59%	17%	157%	48%	41%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2009 (Unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	115

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB LARGE CAP VALUE FUND

CLASS A SHARES	2009(e)		2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$ 7.03		$11.32	$13.41	$12.44		$10.93	$10.36
Income (Loss) From Operations:
Net Investment Income	0.02	(c)	0.19 (c)	0.12 (c)	0.12		0.10	0.11
Net Realized and Unrealized Gain (Loss)	1.71		(4.30)	(1.35)	1.80		2.29	0.55

Total Income (Loss) From Operations	1.73		(4.11)	(1.23)	1.92		2.39	0.66

Less Distributions From:
Net Investment Income	(0.03)		(0.15)	(0.12)	(0.12)		(0.10)	(0.09)
Net Realized Gains	—		(0.03)	(0.74)	(0.83)		(0.78)	—

Total Distributions	(0.03)		(0.18)	(0.86)	(0.95)		(0.88)	(0.09)

Net Asset Value, End of Period	$ 8.73		$ 7.03	$11.32	$13.41		$12.44	$10.93

Total Return(a)	24.73%		(36.53)%	(9.56)%	16.10%		22.45%	6.35%
Net Assets, End of Period (000’s)	$5,919		$5,027	$40,021	$39,023		$34,187	$26,161
Ratios to Average Net Assets
Gross Expense	1.39	%(f)	1.34%	1.31%	1.21%		1.27%	1.47%
Net Expenses(b)	1.11	%(f)	0.53%	1.03%	0.93%		0.98%	1.12%
Net Investment Income	0.49	%(f)	2.30%	0.93%	0.94%		0.86%	0.88%
Portfolio Turnover Rate	9	%(g)	34%	17%	18%		18%	126%

CLASS B SHARES	2009(e)		2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$ 6.95		$11.15	$13.21	$12.27		$10.80	$10.24
Income (Loss) From Operations:
Net Investment Income (Loss)	(0.01	)(c)	0.06 (c)	0.01 (c)	(0.00	)(d)	0.00 (d)	0.01
Net Realized and Unrealized Gain (Loss)	1.69		(4.20)	(1.32)	1.78		2.25	0.55

Total Income (Loss) From Operations	1.68		(4.14)	(1.31)	1.78		2.25	0.56

Less Distributions From:
Net Investment Income	(0.01)		(0.03)	(0.01)	(0.01)		—	—
Net Realized Gains	—		(0.03)	(0.74)	(0.83)		(0.78)	—

Total Distributions	(0.01)		(0.06)	(0.75)	(0.84)		(0.78)	—

Net Asset Value, End of Period	$ 8.62		$ 6.95	$11.15	$13.21		$12.27	$10.80

Total Return(a)	24.20%		(37.12)%	(10.30)%	15.01%		21.38%	5.47%
Net Assets, End of Period (000’s)	$906		$840	$1,232	$1,418		$1,229	$819
Ratios to Average Net Assets
Gross Expense	1.89	%(f)	1.87%	1.87%	1.88%		1.92%	1.97%
Net Expenses(b)	1.87	%(f)	1.85%	1.85%	1.88%		1.92%	1.92%
Net Investment Income	(0.27	)%(f)	0.67%	0.11%	(0.01)%		(0.07)%	0.08%
Portfolio Turnover Rate	9	%(g)	34%	17%	18%		18%	126%

INSTITUTIONAL I SHARES	2009(e)		2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$ 7.05		$11.34	$13.41	$12.45		$10.93	$10.37
Income (Loss) From Operations:
Net Investment Income	0.03	(c)	0.13 (c)	0.13 (c)	0.11		0.10	0.10
Net Realized and Unrealized Gain (Loss)	1.71		(4.26)	(1.34)	1.79		2.29	0.56

Total Income (Loss) From Operations	1.74		(4.13)	(1.21)	1.90		2.39	0.66

Less Distributions From:
Net Investment Income	(0.04)		(0.13)	(0.12)	(0.11)		(0.09)	(0.10)
Net Realized Gains	—		(0.03)	(0.74)	(0.83)		(0.78)	—

Total Distributions	(0.04)		(0.16)	(0.86)	(0.94)		(0.87)	(0.10)

Net Asset Value, End of Period	$ 8.75		$ 7.05	$11.34	$13.41		$12.45	$10.93

Total Return(a)	24.75%		(36.62)%	(9.42)%	15.92%		22.54%	6.35%
Net Assets, End of Period (000’s)	$131,749		$117,108	$121,163	$133,496		$115,735	$75,564
Ratios to Average Net Assets
Gross Expense	1.14	%(f)	1.13%	1.13%	1.14%		1.17%	1.22%
Net Expenses(b)	0.98	%(f)	0.96%	0.97%	1.00%		1.03%	1.03%
Net Investment Income	0.63	%(f)	1.55%	0.99%	0.88%		0.82%	0.94%
Portfolio Turnover Rate	9	%(g)	34%	17%	18%		18%	126%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	Six months ended October 31, 2009 (Unaudited).
(f)	Annualized for periods less than one year.
(g)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

116	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB LARGE CAP GROWTH FUND

CLASS A SHARES	2009(e)		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$ 5.80		$ 8.75		$ 9.29		$ 8.30		$ 7.48		$ 7.60
Income (Loss) From Operations:
Net Investment Income (Loss)	0.00	(c)(d)	(0.01	)(c)	0.00	(c)(d)	0.01	(c)	(0.01)		0.18
Net Realized and Unrealized Gain (Loss)	1.11		(2.93)		(0.27)		0.98		0.84		(0.30)

Total Income (Loss) From Operations	1.11		(2.94)		(0.27)		0.99		0.83		(0.12)

Less Distributions From:
Net Investment Income	—		(0.01)		(0.02)		—		(0.01)		—
Net Realized Gains	—		—		(0.25)		—		—		—
Distributions From Capital	—		—		0.00	(d)	—		—		—

Total Distributions	—		(0.01)		(0.27)		—		(0.01)		—

Net Asset Value, End of Period	$ 6.91		$ 5.80		$ 8.75		$ 9.29		$ 8.30		$ 7.48

Total Return(a)	19.14%		(33.56)%		(3.09)%		11.93%		11.05%		(1.58)%
Net Assets, End of Period (000’s)	$18,070		$15,714		$1,858		$1,987		$2,936		$2,429
Ratios to Average Net Assets
Gross Expense	1.53	%(f)	1.53%		1.63%		1.71%		1.69%		1.74%
Net Expenses(b)	1.26	%(f)	1.23%		1.31%		1.32%		1.29%		1.31%
Net Investment Income (Loss)	(0.09	)%(f)	(0.16)%		0.05%		0.16%		0.06%		0.55%
Portfolio Turnover Rate	53	%(g)	138%		76%		56%		64%		130%

CLASS B SHARES	2009(e)		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$ 5.40		$ 8.18		$ 8.77		$ 7.89		$ 7.16		$ 7.33
Income (Loss) From Operations:
Net Investment Income (Loss)	(0.03	)(c)	(0.04	)(c)	(0.06	)(c)	(0.05	)(c)	(0.06)		(0.03)
Net Realized and Unrealized Gain (Loss)	1.04		(2.74)		(0.27)		0.93		0.79		(0.14)

Total Income (Loss) From Operations	1.01		(2.78)		(0.33)		0.88		0.73		(0.17)

Less Distributions From:
Net Investment Income	—		—		(0.01)		—		—		—
Net Realized Gains	—		—		(0.25)		—		—		—
Distributions From Capital	—		—		0.00	(d)	—		—		—

Total Distributions	—		—		(0.26)		—		—		—

Net Asset Value, End of Period	$ 6.41		$ 5.40		$ 8.18		$ 8.77		$ 7.89		$ 7.16

Total Return(a)	18.70%		(33.99)%		(3.91)%		11.15%		10.20%		(2.32)%
Net Assets, End of Period (000’s)	$2,255		$2,508		$964		$1,229		$1,316		$1,252
Ratios to Average Net Assets
Gross Expense	2.03	%(f)	2.08%		2.13%		2.21%		2.21%		2.24%
Net Expenses(b)	2.01	%(f)	2.01%		2.05%		2.07%		2.07%		2.07%
Net Investment Income (Loss)	(0.83	)%(f)	(0.68)%		(0.69)%		(0.60)%		(0.71)%		(0.49)%
Portfolio Turnover Rate	53	%(g)	138%		76%		56%		64%		130%

INSTITUTIONAL I SHARES	2009(e)		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$ 5.80		$ 8.75		$ 9.28		$ 8.30		$ 7.47		$ 7.60
Income (Loss) From Operations:
Net Investment Income	0.00	(c)(d)	0.02	(c)	0.01	(c)	0.03	(c)	0.01		0.02
Net Realized and Unrealized Gain (Loss)	1.12		(2.95)		(0.27)		0.97		0.83		(0.12)

Total Income (Loss) From Operations	1.12		(2.93)		(0.26)		1.00		0.84		(0.10)

Less Distributions From:
Net Investment Income	—		(0.02)		(0.02)		(0.02)		(0.01)		(0.03)
Net Realized Gains	—		—		(0.25)		—		—		—
Distributions From Capital	—		—		0.00	(d)	—		—		—

Total Distributions	—		(0.02)		(0.27)		(0.02)		(0.01)		(0.03)

Net Asset Value, End of Period	$ 6.92		$ 5.80		$ 8.75		$ 9.28		$ 8.30		$ 7.47

Total Return(a)	19.31%		(33.47)%		(2.97)%		12.09%		11.30%		(1.35)%
Net Assets, End of Period (000’s)	$115,110		$92,658		$69,988		$49,283		$47,656		$48,452
Ratios to Average Net Assets
Gross Expense	1.28	%(f)	1.36%		1.38%		1.46%		1.46%		1.49%
Net Expenses	1.11	%(f)(h)	1.13	%(b)	1.17	%(b)	1.15	%(b)	1.13	%(b)	1.14	%(b)
Net Investment Income	0.05	%(f)	0.30%		0.16%		0.30%		0.22%		0.35%
Portfolio Turnover Rate	53	%(g)	138%		76%		56%		64%		130%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	Six months ended October 31, 2009 (Unaudited).
(f)	Annualized for periods less than one year.
(g)	Not annualized for periods less than one year.
(h)	The investment advisor contractually waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	117

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MULTI CAP GROWTH FUND

CLASS A SHARES	2009(e)		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$12.11		$18.34		$18.44		$16.67		$14.03		$13.82
Income (Loss) From Operations:
Net Investment Income (Loss)	(0.02	)(c)	0.08	(c)	0.03	(c)	0.01	(c)	(0.00	)(c)(d)	0.01
Net Realized and Unrealized Gain (Loss)	2.30		(6.29)		(0.12)		1.76		2.66		0.20

Total Income (Loss) From Operations	2.28		(6.21)		(0.09)		1.77		2.66		0.21

Less Distributions From:
Net Investment Income	—		(0.02)		—		—		(0.02)		—
Net Realized Gains	—		—		(0.01)		—		—		—

Total Distributions	—		(0.02)		(0.01)		—		(0.02)		—

Net Asset Value, End of Period	$14.39		$12.11		$18.34		$18.44		$16.67		$14.03

Total Return(a)	18.83%		(33.84)%		(0.51)%		10.62%		18.95%		1.52%
Net Assets, End of Period (000’s)	$11,867		$10,429		$17,199		$20,035		$19,561		$20,121
Ratios to Average Net Assets
Gross Expense	2.48	%(f)	2.33%		1.95%		1.70%		1.57%		1.58%
Net Expenses(b)	1.19	%(f)	1.15%		1.09%		1.15%		1.19%		1.20%
Net Investment Income (Loss)	(0.29	)%(f)	0.57%		0.16%		0.08%		(0.03)%		0.07%
Portfolio Turnover Rate	103	%(g)	180%		138%		118%		124%		264%

CLASS B SHARES	2009(e)		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$11.28		$17.17		$17.43		$15.88		$13.44		$13.34
Income (Loss) From Operations:
Net Investment Income (Loss)	(0.06	)(c)	(0.03	)(c)	(0.13	)(c)	(0.10	)(c)	(0.11)		(0.09)
Net Realized and Unrealized Gain (Loss)	2.13		(5.86)		(0.13)		1.65		2.55		0.19

Total Income (Loss) From Operations	2.07		(5.89)		(0.26)		1.55		2.44		0.10

Less Distributions From:
Net Investment Income	—		—		—		—		—		—
Net Realized Gains	—		—		—		—		—		—

Total Distributions	—		—		—		—		—		—

Net Asset Value, End of Period	$13.35		$11.28		$17.17		$17.43		$15.88		$13.44

Total Return(a)	18.35%		(34.30)%		(1.49)%		9.76%		18.15%		0.75%
Net Assets, End of Period (000’s)	$1,172		$1,313		$2,608		$4,068		$7,428		$8,808
Ratios to Average Net Assets
Gross Expense	2.98	%(f)	2.81%		2.43%		2.20%		2.07%		2.09%
Net Expenses(b)	1.93	%(f)	1.91%		1.96%		1.91%		1.89%		1.90%
Net Investment Income (Loss)	(1.01	)%(f)	(0.21)%		(0.72)%		(0.66)%		(0.73)%		(0.63)%
Portfolio Turnover Rate	103	%(g)	180%		138%		118%		124%		264%

INSTITUTIONAL I SHARES	2009(e)		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$12.33		$18.66		$18.76		$16.94		$14.26		$14.03
Income (Loss) From Operations:
Net Investment Income	(0.01	)(c)	0.10	(c)	0.04	(c)	0.03	(c)	0.02		0.05
Net Realized and Unrealized Gain (Loss)	2.34		(6.39)		(0.13)		1.79		2.70		0.18

Total Income (Loss) From Operations	2.33		(6.29)		(0.09)		1.82		2.72		0.23

Less Distributions From:
Net Investment Income	—		(0.04)		—		—		(0.04)		—
Net Realized Gains	—		—		(0.01)		—		—		—

Total Distributions	—		(0.04)		(0.01)		—		(0.04)		—

Net Asset Value, End of Period	$14.66		$12.33		$18.66		$18.76		$16.94		$14.26

Total Return(a)	18.90%		(33.70)%		(0.50)%		10.74%		19.12%		1.64%
Net Assets, End of Period (000’s)	$5,860		$5,171		$10,164		$19,577		$32,773		$51,880
Ratios to Average Net Assets
Gross Expense	2.23	%(f)	2.14%		1.64%		1.45%		1.32%		1.32%
Net Expenses(b)	0.97	%(f)	1.00%		1.05%		1.04%		1.03%		1.04%
Net Investment Income	(0.08	)%(f)	0.69%		0.19%		0.21%		0.12%		0.24%
Portfolio Turnover Rate	103	%(g)	180%		138%		118%		124%		264%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	Six months ended October 31, 2009 (Unaudited).
(f)	Annualized for periods less than one year.
(g)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

118	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MID CAP GROWTH FUND

CLASS A SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 8.37		$13.43	$15.05	$16.29	$14.06	$13.49
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.02	)(c)	(0.01)	(0.09)	(0.07)	(0.06)	(0.12)
Net Realized and Unrealized Gain (Loss)	1.79		(4.74)	0.74	0.99	4.13	0.92

Total Income (Loss) From Operations	1.77		(4.75)	0.65	0.92	4.07	0.80

Less Distributions From:
Net Investment Income	—		—	(2.27)	—	—	—
Net Realized Gains	—		(0.31)	—	(2.16)	(1.84)	(0.23)

Total Distributions	—		(0.31)	(2.27)	(2.16)	(1.84)	(0.23)

Net Asset Value, End of Period	$10.14		$ 8.37	$13.43	$15.05	$16.29	$14.06

Total Return(a)	21.15%		(34.75)%	4.48%	6.64%	30.27%	5.83%
Net Assets, End of Period (000’s)	$23,432		$19,638	$6,314	$6,930	$7,734	$6,317
Ratios to Average Net Assets
Gross Expense	1.56	%(e)	1.59%	1.66%	1.64%	1.61%	1.63%
Net Expenses(b)	1.09	%(e)	1.08%	1.25%	1.29%	1.29%	1.29%
Net Investment Income (Loss)	(0.50	)%(e)	(0.10)%	(0.60)%	(0.51)%	(0.41)%	(0.86)%
Portfolio Turnover Rate	29	%(f)	90%	58%	75%	79%	52%

CLASS B SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 7.96		$12.90	$14.65	$16.02	$13.96	$13.50
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.06	)(c)	(0.06)	(0.19)	(0.18)	(0.18)	(0.23)
Net Realized and Unrealized Gain (Loss)	1.70		(4.57)	0.71	0.97	4.08	0.92

Total Income (Loss) From Operations	1.64		(4.63)	0.52	0.79	3.90	0.69

Less Distributions From:
Net Investment Income	—		—	(2.27)	—	—	—
Net Realized Gains	—		(0.31)	—	(2.16)	(1.84)	(0.23)

Total Distributions	—		(0.31)	(2.27)	(2.16)	(1.84)	(0.23)

Net Asset Value, End of Period	$ 9.60		$ 7.96	$12.90	$14.65	$16.02	$13.96

Total Return(a)	20.60%		(35.26)%	3.67%	5.91%	29.23%	5.01%
Net Assets, End of Period (000’s)	$1,310		$1,321	$528	$646	$647	$312
Ratios to Average Net Assets
Gross Expense	2.06	%(e)	2.11%	2.05%	2.13%	2.12%	2.13%
Net Expenses(b)	1.84	%(e)	1.83%	1.90%	2.04%	2.05%	2.05%
Net Investment Income (Loss)	(1.24	)%(e)	(0.80)%	(1.35)%	(1.26)%	(1.14)%	(1.62)%
Portfolio Turnover Rate	29	%(f)	90%	58%	75%	79%	52%

INSTITUTIONAL I SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 8.54		$13.66	$15.25	$16.45	$14.17	$13.57
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.02	)(c)	0.02	(0.07)	(0.05)	(0.04)	(0.10)
Net Realized and Unrealized Gain (Loss)	1.82		(4.83)	0.75	1.01	4.16	0.93

Total Income (Loss) From Operations	1.80		(4.81)	0.68	0.96	4.12	0.83

Less Distributions From:
Net Investment Income	—		—	(2.27)	—	—	—
Net Realized Gains	—		(0.31)	—	(2.16)	(1.84)	(0.23)

Total Distributions	—		(0.31)	(2.27)	(2.16)	(1.84)	(0.23)

Net Asset Value, End of Period	$10.34		$ 8.54	$13.66	$15.25	$16.45	$14.17

Total Return(a)	21.08%		(34.60)%	4.63%	6.83%	30.39%	6.02%
Net Assets, End of Period (000’s)	$114,702		$95,447	$68,897	$53,180	$81,759	$75,904
Ratios to Average Net Assets
Gross Expense	1.31	%(e)	1.39%	1.41%	1.39%	1.36%	1.38%
Net Expenses(b)	0.95	%(e)	0.94%	1.11%	1.14%	1.13%	1.13%
Net Investment Income (Loss)	(0.36	)%(e)	0.18%	(0.49)%	(0.35)%	(0.25)%	(0.70)%
Portfolio Turnover Rate	29	%(f)	90%	58%	75%	79%	52%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2009 (Unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	119

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB SMALL CAP GROWTH FUND

CLASS A SHARES	2009(d)		2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$ 9.99		$15.53		$19.40		$21.07		$14.53	$17.53
Income (Loss) From Operations:
Net Investment Income (Loss)	(0.06	)(c)	(0.06	)(c)	(0.17	)(c)	(0.13	)(c)	(0.05)	(0.04)
Net Realized and Unrealized Gain (Loss)	1.20		(5.48)		(0.65)		1.59		6.64	(1.12)

Total Income (Loss) From Operations	1.14		(5.54)		(0.82)		1.46		6.59	(1.16)

Less Distributions From:
Net Investment Income	—		—		—		—		—	—
Net Realized Gains	—		—		(3.05)		(3.13)		(0.05)	(1.84)

Total Distributions	—		—		(3.05)		(3.13)		(0.05)	(1.84)

Net Asset Value, End of Period	$11.13		$ 9.99		$15.53		$19.40		$21.07	$14.53

Total Return(a)	11.41%		(35.67)%		(5.26)%		8.08%		45.47%	(7.72)%
Net Assets, End of Period (000’s)	$31,985		$29,935		$47,294		$55,406		$59,464	$50,027
Ratios to Average Net Assets
Gross Expense	1.71	%(e)	1.66%		1.62%		1.61%		1.68%	1.64%
Net Expenses(b)	1.28	%(e)	1.26%		1.31%		1.31%		1.31%	1.33%
Net Investment Income (Loss)	(1.08	)%(e)	(0.49)%		(0.93)%		(0.68)%		(0.60)%	(0.63)%
Portfolio Turnover Rate	465	%(f)	865%		600%		452%		534%	443%

CLASS B SHARES	2009(d)		2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$ 9.23		$14.47		$18.31		$20.20		$14.04	$17.11
Income (Loss) From Operations:
Net Investment Income (Loss)	(0.10	)(c)	(0.13	)(c)	(0.29	)(c)	(0.26	)(c)	(0.22)	(0.11)
Net Realized and Unrealized Gain (Loss)	1.11		(5.11)		(0.60)		1.50		6.43	(1.12)

Total Income (Loss) From Operations	1.01		(5.24)		(0.89)		1.24		6.21	(1.23)

Less Distributions From:
Net Investment Income	—		—		—		—		—	—
Net Realized Gains	—		—		(2.95)		(3.13)		(0.05)	(1.84)

Total Distributions	—		—		(2.95)		(3.13)		(0.05)	(1.84)

Net Asset Value, End of Period	$10.24		$ 9.23		$14.47		$18.31		$20.20	$14.04

Total Return(a)	11.05%		(36.21)%		(5.96)%		7.27%		44.35%	(8.35)%
Net Assets, End of Period (000’s)	$1,840		$1,808		$2,119		$2,747		$2,940	$2,574
Ratios to Average Net Assets
Gross Expense	2.21	%(e)	2.20%		2.11%		2.11%		2.19%	2.14%
Net Expenses(b)	2.05	%(e)	2.06%		2.06%		2.05%		2.05%	2.06%
Net Investment Income (Loss)	(1.84	)%(e)	(1.27)%		(1.68)%		(1.43)%		(1.34)%	(1.38)%
Portfolio Turnover Rate	465	%(f)	865%		600%		452%		534%	443%

CLASS C SHARES	2009(d)		2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$ 9.61		$14.93		$18.75		$20.47		$14.12	$17.15
Income (Loss) From Operations:
Net Investment Income (Loss)	(0.05	)(c)	(0.05	)(c)	(0.15	)(c)	(0.13	)(c)	(0.04)	(0.17)
Net Realized and Unrealized Gain (Loss)	1.16		(5.27)		(0.63)		1.54		6.44	(1.02)

Total Income (Loss) From Operations	1.11		(5.32)		(0.78)		1.41		6.40	(1.19)

Less Distributions From:
Net Investment Income	—		—		—		—		—	—
Net Realized Gains	—		—		(3.04)		(3.13)		(0.05)	(1.84)

Total Distributions	—		—		(3.04)		(3.13)		(0.05)	(1.84)

Net Asset Value, End of Period	$10.72		$ 9.61		$14.93		$18.75		$20.47	$14.12

Total Return(a)	11.65%		(35.63)%		(5.23)%		8.06%		45.44%	(8.06)%
Net Assets, End of Period (000’s)	$233		$210		$299		$287		$386	$344
Ratios to Average Net Assets
Gross Expense	2.21	%(e)	2.62%		1.47%		1.39%		1.42%	1.92%
Net Expenses(b)	1.03	%(e)	1.22%		1.28%		1.31%		1.28%	1.84%
Net Investment Income (Loss)	(0.83	)%(e)	(0.42)%		(0.89)%		(0.68)%		(0.56)%	(1.12)%
Portfolio Turnover Rate	465	%(f)	865%		600%		452%		534%	443%

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

120	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB SMALL CAP GROWTH FUND – (continued)

INSTITUTIONAL I SHARES	2009(d)		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$10.26		$15.94		$19.83		$21.44		$14.77		$17.76
Income (Loss) From Operations:
Net Investment Income (Loss)	(0.06	)(c)	(0.05	)(c)	(0.15	)(c)	(0.11	)(c)	0.01		0.03
Net Realized and Unrealized Gain (Loss)	1.24		(5.63)		(0.67)		1.63		6.71		(1.18)

Total Income (Loss) From Operations	1.18		(5.68)		(0.82)		1.52		6.72		(1.15)

Less Distributions From:
Net Investment Income	—		—		—		—		—		—
Net Realized Gains	—		—		(3.07)		(3.13)		(0.05)		(1.84)

Total Distributions	—		—		(3.07)		(3.13)		(0.05)		(1.84)

Net Asset Value, End of Period	$11.44		$10.26		$15.94		$19.83		$21.44		$14.77

Total Return(a)	11.50%		(35.63)%		(5.16)%		8.22%		45.61%		(7.56)%
Net Assets, End of Period (000’s)	$97,232		$93,014		$141,074		$126,882		$115,762		$77,827
Ratios to Average Net Assets
Gross Expense	1.46	%(e)	1.43%		1.38%		1.38%		1.45%		1.41%
Net Expenses	1.17	%(e)(g)	1.18	%(b)	1.19	%(b)	1.18	%(b)	1.17	%(b)	1.19	%(b)
Net Investment Income (Loss)	(0.96	)%(e)	(0.40)%		(0.81)%		(0.56)%		(0.46)%		(0.50)%
Portfolio Turnover Rate	465	%(f)	865%		600%		452%		534%		443%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2009 (Unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.
(g)	The investment advisor contractually waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)	121

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB INTERNATIONAL EQUITY FUND

CLASS A SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$6.24		$12.18	$13.75	$12.26	$10.88	$ 9.75
Income (Loss) From Operations:
Net Investment Income(c)	0.05		0.18	0.17	0.16	0.11	0.09
Net Realized and Unrealized Gain (Loss)	1.80		(5.67)	(0.44)	2.08	2.83	1.12

Total Income (Loss) From Operations	1.85		(5.49)	(0.27)	2.24	2.94	1.21

Less Distributions From:
Net Investment Income	—		(0.15)	(0.13)	(0.12)	(0.18)	(0.08)
Net Realized Gains	—		(0.30)	(1.17)	(0.63)	(1.38)	—

Total Distributions	—		(0.45)	(1.30)	(0.75)	(1.56)	(0.08)

Net Asset Value, End of Period	$8.09		$ 6.24	$12.18	$13.75	$12.26	$10.88

Total Return(a)	29.65%		(44.87)%	(2.39)%	18.89%	29.77%	12.42%
Net Assets, End of Period (000’s)	$7,049		$5,691	$11,709	$13,245	$11,887	$9,951
Ratios to Average Net Assets
Gross Expense	1.71	%(e)	1.69%	1.69%	1.85%	1.79%	1.91%
Net Expenses(b)	1.41	%(e)	1.37%	1.43%	1.54%	1.48%	1.60%
Net Investment Income	1.19	%(e)	2.21%	1.25%	1.30%	0.97%	0.89%
Portfolio Turnover Rate	31	%(f)	105%	58%	39%	136%	59%

CLASS B SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$5.99		$11.72	$13.37	$11.96	$10.67	$ 9.60
Income (Loss) From Operations:
Net Investment Income(c)	0.02		0.12	0.06	0.06	0.01	0.03
Net Realized and Unrealized Gain (Loss)	1.72		(5.45)	(0.41)	2.02	2.78	1.09

Total Income (Loss) From Operations	1.74		(5.33)	(0.35)	2.08	2.79	1.12

Less Distributions From:
Net Investment Income	—		(0.10)	(0.13)	(0.04)	(0.12)	(0.05)
Net Realized Gains	—		(0.30)	(1.17)	(0.63)	(1.38)	—

Total Distributions	—		(0.40)	(1.30)	(0.67)	(1.50)	(0.05)

Net Asset Value, End of Period	$7.73		$ 5.99	$11.72	$13.37	$11.96	$10.67

Total Return(a)	29.05%		(45.30)%	(3.15)%	18.01%	28.84%	11.68%
Net Assets, End of Period (000’s)	$522		$441	$1,095	$1,040	$827	$386
Ratios to Average Net Assets
Gross Expense	2.21	%(e)	2.19%	2.22%	2.38%	2.35%	2.41%
Net Expenses(b)	2.20	%(e)	2.18%	2.21%	2.29%	2.25%	2.31%
Net Investment Income	0.43	%(e)	1.43%	0.48%	0.53%	0.12%	0.33%
Portfolio Turnover Rate	31	%(f)	105%	58%	39%	136%	59%

INSTITUTIONAL I SHARES	2009(d)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$6.19		$12.09	$13.64	$12.17	$10.81	$ 9.70
Income (Loss) From Operations:
Net Investment Income(c)	0.05		0.18	0.18	0.17	0.11	0.12
Net Realized and Unrealized Gain (Loss)	1.79		(5.62)	(0.42)	2.06	2.81	1.10

Total Income (Loss) From Operations	1.84		(5.44)	(0.24)	2.23	2.92	1.22

Less Distributions From:
Net Investment Income	—		(0.16)	(0.14)	(0.13)	(0.18)	(0.11)
Net Realized Gains	—		(0.30)	(1.17)	(0.63)	(1.38)	—

Total Distributions	—		(0.46)	(1.31)	(0.76)	(1.56)	(0.11)

Net Asset Value, End of Period	$8.03		$ 6.19	$12.09	$13.64	$12.17	$10.81

Total Return(a)	29.73%		(44.84)%	(2.25)%	18.93%	29.84%	12.57%
Net Assets, End of Period (000’s)	$183,216		$153,106	$273,900	$244,088	$152,530	$124,915
Ratios to Average Net Assets
Gross Expense	1.45	%(e)	1.46%	1.45%	1.62%	1.59%	1.66%
Net Expenses(b)	1.31	%(e)	1.30%	1.31%	1.46%	1.44%	1.50%
Net Investment Income	1.31	%(e)	2.27%	1.42%	1.33%	0.98%	1.11%
Portfolio Turnover Rate	31	%(f)	105%	58%	39%	136%	59%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Six months ended October 31, 2009 (Unaudited).
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

122	NOTES TO FINANCIAL STATEMENTS

MTB Group of Funds

October 31, 2009 (unaudited)

1.	ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 27 portfolios, 19 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 8 funds (1 of which is only made available to variable annuity contracts) are presented in separate reports.

Fund	Investment Objectives
MTB Short Duration Government Bond Fund (“Short Duration Government Bond Fund”)(d)	To seek current income, with preservation of capital as a secondary objective.

MTB Short-Term Corporate Bond Fund (“Short-Term Corporate Bond Fund”)(d)	To provide current income.

MTB U.S. Government Bond Fund (“U.S. Government Bond Fund”)(d)	To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

MTB New York Municipal Bond Fund (“New York Municipal Bond Fund”)(n)	To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and
New York municipalities and as is consistent with the preservation of capital.

MTB Pennsylvania Municipal Bond Fund (“Pennsylvania Municipal Bond Fund”)(n)	To provide current income exempt from federal regular income tax and Pennsylvania personal income taxes.

MTB Maryland Municipal Bond Fund (“Maryland Municipal Bond Fund”)(n)	To provide current income exempt from federal regular income tax and Maryland state and local income taxes.

MTB Virginia Municipal Bond Fund (“Virginia Municipal Bond Fund”)(n)*	To provide current income exempt from federal regular income tax and Virginia state and local income taxes.

MTB Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)(d)	To provide current income.

MTB Income Fund (“Income Fund”)(d)	Primarily current income and secondarily capital growth.

MTB Managed Allocation Fund – Conservative Growth (“Conservative Growth Fund”)(d)**	To provide capital appreciation and income.

MTB Managed Allocation Fund – Moderate Growth (“Moderate Growth Fund”)(d)**	To provide capital appreciation, and secondarily, income.

MTB Managed Allocation Fund – Aggressive Growth (“Aggressive Growth Fund”)(d)**	To provide capital appreciation.

MTB Balanced Fund (“Balanced Fund”)(d)	To provide total return. The Fund’s total return includes current income and capital appreciation from fixed income securities and equity securities.

MTB Large Cap Value Fund (“Large Cap Value Fund”)(d)	To provide capital appreciation. Current income is a secondary, non-fundamental investment consideration.

MTB Large Cap Growth Fund (“Large Cap Growth Fund”)(d)	To provide capital appreciation.

MTB Multi Cap Growth Fund (“Multi Cap Growth Fund”)(d)	To provide long-term capital appreciation.

MTB Mid Cap Growth Fund (“Mid Cap Growth Fund”)(d)	To provide long-term capital appreciation.

MTB Small Cap Growth Fund (“Small Cap Growth Fund”)(d)	To provide long-term capital appreciation.

MTB International Equity Fund (“International Equity Fund”)(d)	To provide long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

(d)	Diversified

(n)	Non-diversified

*	The Virginia Municipal Bond Fund is the successor and accounting survivor to the FBR Virginia Tax-Free Portfolio pursuant to a reorganization that took place on February 24, 2006. The FBR Virginia Tax-Free Portfolio’s fiscal year-end was October 31.

**	The Fund invests solely in the shares of other funds within the Trust and as a result, indirectly bears the operating expenses of such funds.

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October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	123

The Trust offers 8 classes of shares: Class A Shares, Class A2 Shares (formerly Institutional Shares), Class B Shares, Class C Shares, Class S Shares, Corporate Shares, Institutional I Shares and Institutional II Shares. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

As of the close of business on December 31, 2008, the Funds’ Class B Shares are no longer available for purchase by new or existing shareholders. Shareholders of Class B Shares of the Funds on that date may retain their current Class B Shares, but will not be able to purchase additional Class B Shares except through the reinvestment of dividends and distributions. Shareholders may still redeem their Class B Shares at any time, subject to any applicable deferred sales charges. Shareholders will also retain the ability to exchange their Class B Shares for Class B Shares of other funds in the Trust. Additionally, Rule 12b-1 fees will continue to be assessed and collected on the Class B Shares of the Funds.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

In June 2009, the Financial Accounting Standards Board (“FASB”) issued, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles. The standard identifies the FASB Accounting Standards Codification as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities, with the exception of guidance issued by the SEC and its staff. It is effective for financial statements issued for interim and annual periods ending on or after September 15, 2009. The Funds adopted the standard effective October 31, 2009. The adoption did not have a material effect on the Funds’ financial statements.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	investments in other open-end regulated investment companies are valued at net asset value (“NAV”);

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritive guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the

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SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

124	NOTES TO FINANCIAL STATEMENTS

market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the counterparty to the repurchase agreement. Other repurchase agreements are treated as obligations of the counterparty secured by the underlying securities. Nevertheless, the insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Inflation/deflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Non-cash dividends included in dividend income, if any, are recorded at fair value. All Funds offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distribution of net investment income are declared and paid as follows:

Fund	Dividends Declared	Dividends Paid
Short Duration Government Bond Fund	Daily	Monthly
Short-Term Corporate Bond Fund	Daily	Monthly
U.S. Government Bond Fund	Daily	Monthly
New York Municipal Bond Fund	Daily	Monthly
Pennsylvania Municipal Bond Fund	Daily	Monthly
Maryland Municipal Bond Fund	Daily	Monthly
Virginia Municipal Bond Fund	Daily	Monthly
Intermediate-Term Bond Fund	Daily	Monthly
Income Fund	Daily	Monthly
Conservative Growth Fund	Quarterly	Quarterly
Moderate Growth Fund	Annually	Annually
Aggressive Growth Fund	Annually	Annually
Balanced Fund	Quarterly	Quarterly
Large Cap Value Fund	Quarterly	Quarterly
Large Cap Growth Fund	Annually	Annually
Multi Cap Growth Fund	Annually	Annually

Fund	Dividends Declared	Dividends Paid
Mid Cap Growth Fund	Annually	Annually
Small Cap Growth Fund	Annually	Annually
International Equity Fund	Annually	Annually

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Funds may transact in “To Be Announced Securities” (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified criteria. For example, in a TBA mortgage transaction, the Fund and seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The Funds record TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Funds.

Foreign Exchange Contracts – The International Equity Fund may enter into foreign currency commitments or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

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October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	125

Foreign Currency Translation – The accounting records of the International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Futures Contracts – The International Equity Fund may periodically purchase stock index futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There were no futures contracts outstanding during the six months ended October 31, 2009.

Dollar Roll Transactions – The U.S. Government Bond Fund, Intermediate-Term Bond Fund and Income Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Funds sell mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon, maturity) securities at a later date at an agreed upon price. Dollar roll transactions, which are treated as purchase and sales, will not exceed 12 months.

Lending of Portfolio Securities

Effective September 2009, the Trust entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. During the six months ended October 31, 2009, there were no loans of portfolio securities made.

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

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SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

126	NOTES TO FINANCIAL STATEMENTS

3.	FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for income recognition on foreign currency transactions, expiration of capital loss carryforwards, reclassification of ordinary loss to short-term gains, market discount reclass, partnership adjustments, REIT dividend reclasses, and discount accretion/premium amortization on debt securities.

As of April 30, 2009, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the three-year periods ended April 30, 2009, 2008, and 2007, remain subject to examination by the Internal Revenue Service.

For the year ended April 30, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Increase (Decrease) Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
Short-Term Corporate Bond Fund	$(185,344)	$—	$185,344
New York Municipal Bond Fund	—	10,076	(10,076)
Pennsylvania Municipal Bond Fund	—	(487)	487
Maryland Municipal Bond Fund	—	(2,356)	2,356
Virginia Municipal Bond Fund	—	(3,247)	3,247
Conservative Growth Fund	—	559	(559)
Moderate Growth Fund	—	2,561	(2,561)
Aggressive Growth Fund	—	(2,498)	2,498
Large Cap Value Fund	(667,775)	226	667,549
Large Cap Growth Fund	25,148,775	—	(25,148,775)
Multi Cap Growth Fund	—	(2,507)	2,507
Mid Cap Growth Fund	(11,558,025)	16,768	11,541,257
Small Cap Growth Fund	3,725,642	628,572	(4,354,214)
International Equity Fund	(238,176)	(1,051,867)	1,290,043

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended April 30, 2009 and 2008 were as follows:

		2009			2008
Fund	Return of Capital	Ordinary Income*		Long-Term Capital Gains	Ordinary Income*		Long-Term Capital Gains
Short Duration Government Bond Fund	$—	$5,050,387		$—	$7,162,553		$—
Short-Term Corporate Bond Fund	—	1,705,232		—	2,354,270		—
U.S. Government Bond Fund	—	4,420,530		—	6,647,994		—
New York Municipal Bond Fund	—	3,953,274	**	—	3,949,847	***	—
Pennsylvania Municipal Bond Fund	—	4,470,894	**	89,578	4,726,210	***	—
Maryland Municipal Bond Fund	—	5,230,818	**	200,535	5,473,052	***	234,786
Virginia Municipal Bond Fund	—	649,507	**	8,091	622,732	***	151,692
Intermediate-Term Bond Fund	—	6,743,289		—	8,058,587		—
Income Fund	—	4,886,305		—	5,663,989		—
Conservative Growth Fund	—	135,515		321,902	277,826		197,999
Moderate Growth Fund	—	432,183		2,726,537	946,162		2,024,285
Aggressive Growth Fund	27,820	51,940		1,970,461	315,908		1,260,475
Balanced Fund	—	586,913		—	710,744		—
Large Cap Value Fund	—	1,940,403		293,583	2,699,634		8,590,840
Large Cap Growth Fund	—	156,114		—	271,449		1,832,759
Multi Cap Growth Fund	—	35,350		—	8,834		—
Mid Cap Growth Fund	—	—		1,927,001	890,761		7,826,354
Small Cap Growth Fund	—	—		—	25,223,347		5,539,571
International Equity Fund	—	3,973,111		7,310,059	7,615,536		17,481,932

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

**	Included in this amount is tax exempt income of $3,942,200, $4,455,318, $5,222,818 and $649,507 for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, and Virginia Municipal Bond Fund, respectively.

***	Included in this amount is tax-exempt income of $3,949,847, $4,726,210, $5,467,662, and $618,718 for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund, respectively.

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October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	127

As of April 30, 2009, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed (Over Distributed) Ordinary Income		Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards and Deferrals
Short Duration Government Bond Fund	$16,577		$—	$1,797,793	$(649,177)
Short-Term Corporate Bond Fund	(6,047)		—	130,683	(1,260,935)
U.S. Government Bond Fund	12,279		—	1,509,053	(3,511,342)
New York Municipal Bond Fund	28,450	*	—	337,439	(4,442,443)
Pennsylvania Municipal Bond Fund	27,264	*	—	1,743,192	(1,698,626)
Maryland Municipal Bond Fund	12,870	*	—	(3,245,619)	(496,652)
Virginia Municipal Bond Fund	2,974	*	—	442,672	(3,643)
Intermediate-Term Bond Fund	19,081		—	(181,626)	(4,827,220)
Income Fund	(24,849)		—	(5,960,969)	(1,542,951)
Conservative Growth Fund	12,449		—	(1,956,169)	(470,472)
Moderate Growth Fund	20,451		—	(9,797,616)	(6,620,591)
Aggressive Growth Fund	—		—	(7,045,146)	(4,671,757)
Balanced Fund	51,440		—	(2,514,931)	(42,990,303)
Large Cap Value Fund	257,867		—	(34,440,243)	(26,333,726)
Large Cap Growth Fund	8,712		—	3,172,843	(50,624,963)
Multi Cap Growth Fund	111,267		—	(2,372,676)	(33,718,187)
Mid Cap Growth Fund	114,384		—	(5,093,217)	(21,402,759)
Small Cap Growth Fund	—		—	14,149,106	(112,744,550)
International Equity Fund	395,303		—	(27,385,611)	(79,954,124)

*	Included in this amount is tax exempt income of $28,450, $27,264, $12,870, and $2,974 for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, and Virginia Municipal Bond Fund, respectively.

At April 30, 2009, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforwards to Expire In								Total Capital Loss

Fund	2010	2011	2012	2013	2014	2015	2016	2017	Carryforwards
Short Duration Government Bond Fund	$—	$—	$—	$—	$519,742	$129,435	$—	$—	$649,177
Short-Term Corporate Bond Fund	—	1,006,118	—	—	—	176,359	78,458	—	1,260,935
U.S. Government Bond Fund	760,310	—	595,734	640,541	385,099	1,129,658	—	—	3,511,342
New York Municipal Bond Fund	—	—	—	—	24,607	187,072	426,253	440,374	1,078,306
Pennsylvania Municipal Bond Fund	—	—	—	—	—	—	—	1,593,260	1,593,260
Maryland Municipal Bond Fund	—	—	—	—	—	—	—	26,424	26,424
Intermediate-Term Bond Fund	—	—	—	360,079	2,052,558	2,414,583	—	—	4,827,220
Income Fund	—	—	—	—	—	1,462,619	38,126	10,419	1,511,164
Conservative Growth Fund	—	—	—	—	—	—	—	26,521	26,521
Moderate Growth Fund	—	—	—	—	—	—	—	448,015	448,015
Aggressive Growth Fund	—	—	—	—	—	—	—	772,820	772,820
Balanced Fund	32,428,634	7,270,639	—	—	—	—	—	1,290,351	40,989,624
Large Cap Value Fund	—	—	—	—	—	—	—	21,835,848	21,835,848
Large Cap Growth Fund	—	—	—	—	—	—	—	38,725,891	38,725,891
Multi Cap Growth Fund	28,412,636	218,634	—	—	—	—	—	2,362,392	30,993,662
Mid Cap Growth Fund	—	—	—	—	—	—	—	15,027,967	15,027,967
Small Cap Growth Fund	—	—	—	—	—	—	—	70,942,763	70,942,763
International Equity Fund	—	2,571,078	—	—	—	—	—	14,527,555	17,098,633

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SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

128	NOTES TO FINANCIAL STATEMENTS

As a result of the tax-free transfer of assets described in Note 9, and to the extent unrealized gains and losses that existed at the time of the reorganization are realized, the capital loss carryforwards may further be limited for up to five years from the date of the reorganization.

The Funds used capital loss carryforwards as follows to offset taxable capital gains realized during the year ended April 30, 2009:

Fund	Capital Loss Carryforwards Used
Short Duration Government Bond Fund	$915,056
Short-Term Corporate Bond Fund	142,042
U.S. Government Bond Fund	685,781
Intermediate-Term Bond Fund	553,364

Additionally, capital loss carryforwards expired as follows during the year ended April 30, 2009

Fund	Capital Loss Carryforwards Expired
Short-Term Corporate Bond Fund	$184,083
Large Cap Value Fund	4,310,635	*
Large Cap Growth Fund	325,570	*
Small Cap Growth Fund	3,752,445	*
International Equity Fund	238,176

*	Expired due to loss limitations from tax-free transfer of assets.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Post-October losses deferred to May 1, 2009 are as follows:

Fund	Post October Capital Losses
New York Municipal Bond Fund	$3,364,137
Pennsylvania Municipal Bond Fund	105,366
Maryland Municipal Bond Fund	470,228
Virginia Municipal Bond Fund	3,643
Income Fund	31,787
Conservative Growth Fund	443,951
Moderate Growth Fund	6,172,576
Aggressive Growth Fund	3,898,937
Balanced Fund	2,000,679
Large Cap Value Fund	4,497,878
Large Cap Growth Fund	11,899,072
Multi Cap Growth Fund	2,724,525
Mid Cap Growth Fund	6,374,793
Small Cap Growth Fund	41,801,787
International Equity Fund	62,855,491

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – MTB Investment Advisors, Inc. (“MTBIA”, or the “Advisor”) receives for its services an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets (see below). The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. For the six months ended October 31, 2009, the Advisor voluntarily agreed to waive, and/or reimburse operating expenses (excluding 12b-1 and shareholder services fees) of each Fund in order to limit each Fund’s average expenses for the year to the net expense ratios shown in each Fund’s financial highlights. The Advisor can modify or terminate this voluntary agreement at any time in its sole discretion.

During the period, the Advisor contractually agreed to waive a portion of its investment advisory fees through March 29, 2010, to limit the total annual operating expenses for Large Cap Growth Fund Class A, B and Institutional I Shares to 1.02%, exclusive of distribution (12b-1) and shareholder service fees and Small Cap Growth Fund Class A, B, C and Institutional I Shares to 1.06%, exclusive of distribution (12b-1) and shareholder service fees.

Fund	Annual Rate
Short Duration Government Bond Fund	0.60%
Short-Term Corporate Bond Fund	0.70%
U.S. Government Bond Fund	0.70%
New York Municipal Bond Fund	0.70%
Pennsylvania Municipal Bond Fund	0.70%
Maryland Municipal Bond Fund	0.70%
Virginia Municipal Bond Fund	0.70%
Intermediate-Term Bond Fund	0.70%
Income Fund	0.60%
Conservative Growth Fund	0.25%
Moderate Growth Fund	0.25%
Aggressive Growth Fund	0.25%
Balanced Fund	0.65%
Large Cap Value Fund	0.70%
Large Cap Growth Fund	0.85%
Multi Cap Growth Fund	0.70%
Mid Cap Growth Fund	0.85%
Small Cap Growth Fund	0.85%
International Equity Fund	1.00%

The Advisor has entered into Sub-Advisory agreements with the following sub-advisors to manage the Funds indicated, subject to supervision by the Advisor and the Trustees, and in accordance with the investment objective and restrictions of the respective Funds. For their services, each sub-advisor receives a fee based upon the amount of their respective Fund’s average daily net assets that they manage for the Fund, which is paid by the Advisor and not by the Fund.

Fund	Sub-Advisor	Sub-Advisor Fee

Balanced Fund	DePrince, Race & Zollo, Inc.	0.40%

Large Cap Value Fund	NWQ Investment Management Company LLC	0.45%

International Equity Fund	LSV Asset Management	0.49%

	Baring International Investment Limited	0.45%

	Hansberger Global Investors, Inc.	0.60%

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October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	129

Administrative Fee – Bank of New York Mellon provides the Trust with fund administration, accounting, and custody services. Fees for such services are based on assets and volume of transactions. MTB Investment Advisors, Inc. (“MTBIA”) in its role as co-administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided for at an aggregate annual fee as specified below.

Administrative fees payable to MTBIA are calculated as follows:

Maximum Fee	Average Aggregate Daily Net Assets of the Trust
0.033%	on the first $5 billion
0.020%	on the next $2 billion
0.016%	on the next $3 billion
0.015%	on assets in excess of $10 billion

MTBIA may voluntarily choose to waive any portion of its fee. MTBIA can modify or terminate its voluntary waiver at any time at its sole discretion.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A Shares and up to 0.75% of the average daily net assets of the Funds’ Class B Shares and Class C Shares, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares.

The Funds may waive or reduce the maximum amount of distribution services fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled. For the six months ended October 31, 2009, ALPS did not retain any fees paid by the Funds.

Sales Charges – The Class A Shares of all the Funds bear front-end sales charges. Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (“CDSC”). The redemption proceeds with respect to Class B Shares may be reduced by the CDSC and the CDSC decreases the longer Class B Shares are held. Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. This is a non-taxable event.

For the six months ended October 31, 2009, ALPS retained the amounts listed in the chart below from sales charges received from the sale of Class A Shares. ALPS did not retain CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares.

Fund	Sales Charges from Class A Shares
Short Duration Government Bond Fund	$2,093
Short-Term Corporate Bond Fund	1,450
U.S. Government Bond Fund	876
New York Municipal Bond Fund	3,578
Pennsylvania Municipal Bond Fund	767
Maryland Municipal Bond Fund	1,063

Fund	Sales Charges from Class A Shares
Virginia Municipal Bond Fund	$256
Intermediate – Term Bond Fund	2,142
Income Fund	117
Conservative Growth Fund	1,367
Moderate Growth Fund	1,808
Aggressive Growth Fund	1,156
Balanced Fund	580
Large Cap Value Fund	275
Large Cap Growth Fund	331
Multi Cap Growth Fund	229
Mid Cap Growth Fund	841
Small Cap Growth Fund	1,258
International Equity Fund	161

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS Fund Services, Inc., the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional I Shares to financial intermediaries (which may include ALPS Fund Services, Inc., the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc. (“M&T”), an affiliate of the Advisor, has entered into a Shareholders Services Agreement with ALPS Fund Services, Inc., under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s Shares for whom M&T provide shareholder services to. The Funds may waive/reimburse or reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive/reimburse or reduce any fees to which they are entitled. For the six months ended October 31, 2009, neither ALPS Fund Services Inc., M&T, nor any affiliate retained any fees paid by the Funds.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds. For the twelve month period ended September 10, 2009, Bank of New York Mellon agreed to pay 50% of FMS’ fee in excess of $135,000. After September 10, 2009, the Funds will pay the entire FMS fee. The amounts paid by the Bank of New York Mellon are shown as reimbursements on the Statements of Operations.

ALPS Fund Services, Inc. provides transfer agency services to the Trust. For the period November 16, 2007 through November 16, 2010, the Bank of New York Mellon has agreed to pay the excess amount of fees payable to ALPS Fund Services, Inc. for transfer agency services when the total expenses payable by the Trust exceed $1,047,803 per year. These amounts are shown as reimbursements on the Statements of Operations.

General – Certain Officers of the Trust are also Officers of the above companies that provide services to the Funds. The Trust’s Statement of Additional Information includes additional information about the Board of Trustees (the “Board”).

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SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

130	NOTES TO FINANCIAL STATEMENTS

Other Affiliated Parties and Transactions – Affiliated holdings are mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the six months ended October 31, 2009 are as follows:

Affiliated Fund	Balance of Shares Held 4/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/09	Value at 10/31/09	Dividend Income
Managed Allocation Fund – Conservative Growth Fund:
Prime Money Market Fund	553,148	1,700,367	1,569,819	683,696	$683,696	$318
Short Duration Government Bond Fund	37,174	5,876	266	42,784	425,700	6,860
Short-Term Corporate Bond Fund	74,488	9,995	774	83,709	848,809	10,200
U.S. Government Bond Fund	23,143	3,515	404	26,254	255,187	5,140
Intermediate-Term Bond Fund	73,982	16,645	1,279	89,348	935,474	19,047
Income Fund	153,148	32,991	2,552	183,587	1,786,297	32,710
Large Cap Value Fund	76,493	4,229	14,395	66,327	580,362	2,789
Large Cap Growth Fund	188,238	9,791	31,974	166,055	1,149,103	—
Mid Cap Growth Fund	27,573	1,215	5,088	23,700	245,057	—
Small Cap Growth Fund	23,252	2,611	4,841	21,022	240,492	—
International Equity Fund	228,589	10,821	86,183	153,227	1,230,410	—

TOTAL	1,459,228	1,798,056	1,717,575	1,539,709	8,380,587	77,064

Managed Allocation Fund – Moderate Growth Fund:
Prime Money Market Fund	1,159,199	5,995,145	5,586,863	1,567,481	1,567,481	666
Short Duration Government Bond Fund	67,000	12,066	905	78,161	777,704	12,282
Short-Term Corporate Bond Fund	234,897	36,202	3,479	267,620	2,713,664	32,064
Intermediate-Term Bond Fund	266,647	73,541	6,310	333,878	3,495,698	68,873
Income Fund	399,472	170,372	10,857	558,987	5,438,946	88,514
Large Cap Value Fund	393,102	1,944	48,889	346,157	3,028,874	15,059
Large Cap Growth Fund	1,573,006	—	164,741	1,408,265	9,745,192	—
Mid Cap Growth Fund	206,012	—	25,643	180,369	1,865,013	—
Small Cap Growth Fund	140,134	5,431	17,585	127,980	1,464,088	—
International Equity Fund	1,430,530	—	450,969	979,561	7,865,875	—

TOTAL	5,869,999	6,294,701	6,316,241	5,848,459	37,962,535	217,458

Managed Allocation Fund – Aggressive Growth Fund:
Prime Money Market Fund	158,705	2,596,134	2,625,392	129,447	129,447	78
Income Fund	17,474	62,722	3,107	77,089	750,077	6,233
Large Cap Value Fund	311,562	13,679	32,764	292,477	2,559,173	12,114
Large Cap Growth Fund	1,121,750	21,152	71,165	1,071,737	7,416,422	—
Mid Cap Growth Fund	93,238	3,849	9,991	87,096	900,574	—
Small Cap Growth Fund	108,266	8,385	8,625	108,026	1,235,815	—
International Equity Fund	801,228	3,749	174,501	630,476	5,062,726	—

TOTAL	2,612,223	2,709,670	2,925,545	2,396,348	18,054,234	18,425

Balanced Fund:
Prime Money Market Fund	295,684	2,309,462	2,062,532	542,614	542,614	228

Large Cap Value Fund:
Prime Money Market Fund	8,716,724	23,608,109	23,206,585	9,118,248	9,118,248	3,170

Large Cap Growth Fund:
Prime Money Market Fund	123,747	31,888,869	31,301,313	711,303	711,303	959
Money Market Fund	—	839,991	839,991	—	—	21

TOTAL	123,747	32,728,860	32,141,304	711,303	711,303	980

Multi Cap Growth Fund:
Prime Money Market Fund	391,038	4,046,527	4,290,565	147,000	147,000	165

Mid Cap Growth Fund:
Prime Money Market Fund	4,948,103	16,279,890	20,449,572	778,421	778,421	800
Money Market Fund	1,142,395	—	1,142,395	—	—	143

TOTAL	6,090,498	16,279,890	21,591,967	778,421	778,421	943

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October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	131

Affiliated Fund	Balance of Shares Held 4/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/09	Value at 10/31/09	Dividend Income
Small Cap Growth Fund:
Prime Money Market Fund	196,275	73,645,984	70,938,404	2,903,855	$2,903,855	$798
Money Market Fund	—	4,843,197	4,843,197	—	—	232

TOTAL	196,275	78,489,181	75,781,601	2,903,855	2,903,855	1,030

International Equity Fund:
Prime Money Market Fund	2,985,592	23,881,204	25,224,039	1,642,757	$1,642,757	$676

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and in-kind transactions, for the six months ended October 31, 2009 were as follows:

	Investments
Fund	Purchases	Sale
Short Duration Government Bond Fund	$41,140,000	$33,154,069
Short-Term Corporate Bond Fund	39,679,639	17,460,157
U.S. Government Bond Fund	498,871	10,498,937
New York Municipal Bond Fund	37,045,557	31,181,498
Pennsylvania Municipal Bond Fund	3,028,875	5,224,700
Maryland Municipal Bond Fund	5,664,350	4,560,450
Virginia Municipal Bond Fund	3,517,609	3,740,117
Intermediate-Term Bond Fund	73,171,667	72,003,781
Income Fund	147,012,898	99,906,538
Conservative Growth Fund	880,548	1,156,170
Moderate Growth Fund	2,956,325	5,734,623
Aggressive Growth Fund	1,000,442	2,329,747
Balanced Fund	4,920,685	5,789,015
Large Cap Value Fund	11,854,077	23,181,621
Large Cap Growth Fund	70,754,667	66,749,101
Multi Cap Growth Fund	18,847,794	19,558,255
Mid Cap Growth Fund	38,999,085	37,059,979
Small Cap Growth Fund	617,522,621	624,670,990
International Equity Fund	55,873,232	67,472,780

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2009 were as follows:

	U.S. Government Securities
Fund Name	Purchases	Sales
Short Duration Government Bond Fund	$5,039,735	$11,853,200
Short-Term Corporate Bond Fund	3,844,402	4,367,547
U.S. Government Bond Fund	15,575,224	18,007,980
New York Municipal Bond Fund	—	—
Pennsylvania Municipal Bond Fund	—	—
Maryland Municipal Bond Fund	—	—
Virginia Municipal Bond Fund	—	—
Intermediate-Term Bond Fund	46,285,662	48,004,819
Income Fund	11,719,273	20,862,148
Conservative Growth Fund	—	—
Moderate Growth Fund	—	—
Aggressive Growth Fund	—	—
Balanced Fund	—	—
Large Cap Value Fund	—	—

U.S. Government Securities
Fund Name	Purchases	Sales
Large Cap Growth Fund	$—	$—
Multi Cap Growth Fund	—	—
Mid Cap Growth Fund	—	—
Small Cap Growth Fund	—	—
International Equity Fund	—	—

6.	CONCENTRATION OF RISK

Since New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2009, 32.2% for New York Municipal Bond Fund, 64.4% for Pennsylvania Municipal Bond Fund, 31.2% for Maryland Municipal Bond Fund and 46.6% for Virginia Municipal Bond Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of the total market value of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 8.1% for New York Municipal Bond Fund, 21.3% for Pennsylvania Municipal Bond Fund, 8.4% for Maryland Municipal Bond Fund and 14.7% for Virginia Municipal Bond Fund.

International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

7.	LINE OF CREDIT

The Trust (except Conservative Growth Fund, Moderate Growth Fund, and Aggressive Growth Fund) participated in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with The Bank of New York Mellon. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.00% per annum over the Federal Funds Rate. The LOC included a commitment fee of 0.12% per annum on the daily unused portion.

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

132	NOTES TO FINANCIAL STATEMENTS

In addition, an upfront commitment fee of 0.02% was paid to the Bank of New York Mellon. The termination date of this LOC is February 10, 2010. The Funds did not utilize the LOC for the six months ended October 31, 2009.

8.	SUBSEQUENT EVENTS

Subject to shareholder approval, on or about the close of business on January 15, 2010, the Multi Cap Growth Fund (“Target Fund”) will be merged into the Mid Cap Growth Fund (“Surviving Fund,” and collectively with the Target Fund, the “Fund”).

At a meeting of the Board of Trustees (“Board”) of the MTB Group of Funds held on September 9-10, 2009, the Board determined that the proposed merger was in the best interest of the Funds and their shareholders. The Board also approved a Plan of Reorganization (“Plan”) for the Funds. The proposed Plan contemplates that the Surviving Fund will acquire all of the assets of the Target Fund in exchange for Class A, B and Institutional I shares in the Surviving Fund, which the Target Fund will distribute to its Class A, B and Institutional I shareholders, in exchange for their Target Fund shares respectively.

Effective as of the close of business on September 30, 2009, the Target Fund will be closed to new investors, but may continue to accept purchases from existing shareholders (including reinvested dividends and capital gains) until the last business day before the merger.

Effective December 3, 2009, the Board approved a change in the sales load structure of the Class A shares for the Short-Term Corporate Bond Fund and the Short Duration Government Bond Fund. The sales loads have been reduced to the levels set forth below:

Purchase Amount	Sales Charge
Under $100,000	1.75%
$100,000 < $250,000	1.50%
$250,000 or more	0.00%

Effective December 3, 2009, the Board approved the creation of Class C shares for the Short Duration Government Bond Fund, the Short-Term Corporate Bond Fund and the Intermediate-Term Bond Fund.

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through December 22, 2009, the date the financial statements were available to be issued. Management has determined that except as set forth above, there are no material events that would require disclosure in the Funds’ financial statements through this date.

(continued on next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	133

9.	TRANSFER OF NET ASSETS

On March 27, 2009, certain funds of the Trust (“Target Funds”) merged into certain other funds of the Trust (“Surviving Funds”) as listed below:

Target Funds	Corresponding Surviving Funds
MTB Small Cap Stock Fund	MTB Small Cap Growth Fund
MTB Mid Cap Stock Fund	MTB Mid Cap Growth Fund
MTB Large Cap Stock Fund	MTB Large Cap Growth Fund
MTB Equity Income Fund	MTB Large Cap Value Fund

Shares of MTB Small Cap Stock Fund Issued	MTB Small Cap Stock Fund Net Assets Received	Unrealized Depreciation	Net Assets of MTB Small Cap Growth Fund Immediately Prior to Combination	Net Assets of MTB Small Cap Stock Fund Immediately Prior to Combination	Net Assets of MTB Small Cap Growth Fund Immediately After Combination
3,650,867	$33,211,929	($11,667,327)	$109,754,332	$33,211,929	$142,966,261

Shares of MTB Mid Cap Stock Fund Issued	MTB Mid Cap Stock Net Assets Received	Unrealized Depreciation	Net Assets of MTB Mid Cap Growth Fund Immediately Prior to Combination	Net Assets of MTB Mid Cap Stock Fund Immediately Prior to Combination	Net Assets of MTB Mid Cap Growth Fund Immediately After Combination
7,779,070	$59,378,861	($28,422,569)	$45,769,249	$59,378,861	$105,148,110

Shares of MTB Large Cap Stock Fund Issued	MTB Large Cap Stock Fund Net Assets Received	Unrealized Depreciation	Net Assets of MTB Large Cap Growth Fund Immediately Prior to Combination	Net Assets of MTB Large Cap Stock Fund Immediately Prior to Combination	Net Assets of MTB Large Cap Growth Fund Immediately After Combination
12,886,943	$69,318,200	($5,650,270)	$45,354,325	$69,318,200	$114,672,525

Shares of MTB Equity Income Fund Issued	MTB Equity Income Fund Net Assets Received	Unrealized Depreciation	Net Assets of MTB Large Cap Value Fund Immediately Prior to Combination	Net Assets of MTB Equity Income Fund Immediately Prior to Combination	Net Assets of MTB Large Cap Value Fund Immediately After Combination
1,827,196	$12,143,710	($7,253,964)	$94,797,228	$12,143,710	$106,940,938

These merger transactions were structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting held on September 9-10, 2009 (“September Meeting”), the Board of the MTB Group of Funds, including a majority of the Independent Trustees, approved the renewal of the investment advisory agreements with MTB Investment Advisors, Inc. (“MTBIA,” or the “Advisor”) for each Fund. The Trustees also approved the renewal of the investment sub-advisory agreements with MTBIA and: (1) DePrince, Race & Zollo, Inc. on behalf of MTB Balanced Fund; (2) LSV Asset Management on behalf of MTB International Equity Fund; (3) Baring International Investment, Limited on behalf of MTB International Equity Fund; (4) NWQ Investment Management Company LLC on behalf of MTB Large Cap Value Fund; and (5) Hansberger Global Investors, Inc. on behalf of MTB International Equity Fund.

In reaching its decisions to approve the continuation of the investment advisory agreements and sub-advisory agreements, the Trustees considered information furnished and discussed throughout the year at regularly scheduled Board meetings as well as information that was provided at the Trustees’ request in relation to the renewal of the agreements for the September Meeting. The Trustees also met with representatives of MTBIA’s senior management team, as well as senior investment professionals to discuss the information and MTBIA’s intentions with regard to the ongoing management of the Funds.

The information that was furnished at Board meetings throughout the year included MTBIA’s analysis of each Fund’s investment performance, presentations given by representatives of MTBIA and the sub-advisors, and various reports on compliance and other services provided to the Funds by MTBIA. In preparation for the September Meeting, the Independent Trustees requested, received and considered, among other things: (1) information compiled by independent providers of investment company data on each Fund’s investment performance over various time periods and the fees and expenses of each Fund, as compared to a comparable group of funds (each, a “Peer Group”); (2) the nature, extent and quality of services provided by MTBIA and its affiliates to the Funds, including the investment advisory and administrative services that were provided to the Funds; (3) the actual investment advisory fees paid by each Fund to MTBIA (and the fees paid to the sub-advisors); (4) the costs of providing services to each Fund and the profitability of MTBIA from its relationship with the Funds; and (5) other benefits accruing to MTBIA or its affiliates as a result of the relationship with the Funds. In addition, in response to specific requests from the Independent Trustees in connection with the September Meeting, each of the sub-advisors furnished, and the Board reviewed, information that was similar to that provided by MTBIA.

In considering the information described above, the Independent Trustees received assistance from and met separately with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations. The Trustees considered and addressed each Fund separately during the September Meeting.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the investment advisory agreements and each sub-advisory agreement are reasonable in relation to the services that are provided under the agreements. In view of the broad scope and variety of factors and information considered, the Trustees did not find it practicable to assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the investment advisory agreement for each Fund and the sub-advisory agreements. The approvals were based on each Trustee’s business judgment after consideration of all of the factors taken in their entirety.

Some of the specific factors that were relevant to the Trustees’ decisions to approve the continuance of the investment advisory and sub-advisory agreements are set forth below. In general, the Trustees concluded that their analysis of the factors below supported the approval of the renewal of the investment advisory agreements and each sub-advisory agreement.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by MTBIA, the Trustees recognized that MTBIA has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds; (6) evaluating and monitoring sub-advisors; and (7) the provision of risk management oversight and related quarterly Board reports. Furthermore, the Trustees considered the nature, extent and quality of the investment management services provided by each sub-advisor to the applicable Funds. The Trustees considered information about MTBIA and each sub-advisor’s investment management process in managing the relevant Funds and the experience and capability of their respective personnel who are responsible for the portfolio management. The Trustees also considered the history, organizational structure, financial condition and reputation of MTBIA and each sub-advisor and the qualifications and background of its personnel.

Investment Performance

The Trustees considered the quarterly performance reports that were provided and the discussions that were held at prior Board meetings, as well as information that was provided at the September Meeting. The performance information covered various periods and included Peer Group comparisons for each Fund.

The Equity Funds. The Trustees considered the performance of each Fund as compared to its Peer Group. For this purpose, the “first quintile” is defined as the 20% of the funds in the applicable Peer Group that have the highest performance and the “fifth quintile” is defined as the 20% of the funds in the applicable Peer Group that have the lowest performance. The Trustees observed, among other things, that MTB

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Large Cap Value Fund, MTB Mid Cap Growth Fund and MTB Multi Cap Growth Fund performed in one of the three highest quintiles for the three performance periods covered, while MTB Small Cap Growth Fund performed in the third quintile for the 3-year and 5-year periods.

For the MTB International Equity Fund, the Trustees noted MTBIA’s explanation of the Fund’s performance, including MTBIA’s assessment of overall market conditions, the steps that MTBIA planned to take to address the performance, and MTBIA’s ongoing monitoring and evaluation of and dialogue with the Fund’s sub-advisors. The Trustees noted, in particular, that during the past year Baring International Investment, Limited, one of the Fund’s sub-advisors, replaced State Street Global Advisors (“SSgA”), which was expected to have a positive effect on performance. For the MTB Large Cap Growth Fund, the Trustees noted the Fund’s recent improved performance, and MTBIA’s assessments of its performance.

The Fixed Income Funds. The Trustees considered the performance of each Fund (including the MTB Balanced Fund) as compared to its Peer Group. For this purpose, the “first quintile” is defined as the 20% of the funds in the applicable Peer Group that have the highest performance and the “fifth quintile” is defined as the 20% of the funds in the applicable Peer Group that have the lowest performance. Of the Fixed Income Funds, on a Fund-by-Fund basis, the performance reports indicated, and the Trustees observed, that each Fund fell within the top three quintiles for more than one of the performance periods provided by Lipper, with the exception of the MTB Maryland Municipal Bond Fund and MTB New York Municipal Bond Fund. For the MTB Maryland Municipal Bond Fund and the MTB New York Municipal Bond Fund, the Trustees noted MTBIA’s explanation of each Fund’s performance, including the issues surrounding municipal bond insurers and the Funds’ holdings of insured bonds and lower-rated, longer duration bonds. The Trustees also noted MTBIA’s explanation of why the performance of the MTB Maryland Municipal Bond Fund and the New York Municipal Bond Fund had improved recently, as the municipal markets embraced credit risk associated with the higher yielding securities in each Fund’s portfolio. The Trustees noted MTBIA’s explanation that the performance of the MTB Pennsylvania Municipal Bond Fund, since 2008, is subject to a comparison category that includes mutual funds besides Pennsylvania – specific funds, and the Fund’s holdings of certain insured bonds that had discounted values despite presenting minimal credit risks. The Trustees also noted MTBIA’s explanation of each other Fixed Income Fund’s performance, including MTBIA’s assessment of overall market conditions.

The Managed Allocation Funds. For the Managed Allocation Funds, the Trustees reviewed and discussed with MTBIA information about each Fund’s performance compared to its Peer Group. The Trustees noted MTBIA’s explanation of each Fund’s performance and its plans to monitor and address the expense structure of each Fund and consider appropriate steps to address its performance. The Trustees particularly noted MTBIA’s explanation that the Conservative Growth Fund was weighted more in equities than its peers, and that the significant equity market drop in 2008 exacerbated its underperformance, as well as MTBIA’s explanation that certain changes in the Fund’s portfolio investment style are expected to have a positive effect on performance. MTBIA further explained that the Aggressive Growth Fund’s heavy allocation to international equities contributed to underperformance relative to its peers, but MTBIA anticipates that this allocation will help to improve the Fund’s performance in the future.

The Costs of the Services to be Provided

The Trustees also gave substantial consideration to the fees payable by each Fund under the investment advisory agreements, and the sub-advisory agreements, as applicable. Among other things, the Trustees reviewed comparative information about each Fund’s contractual investment advisory fee rate, actual investment advisory fee rate (which included the effect of any fee waivers), and the total expenses of each Fund (which included the effect of any fee waivers), as a percentage of the average net assets of the Fund. Based on the data provided, the Trustees observed that: (1) the contractual investment advisory fee rate for each Fund, except the MTB Balanced Fund, MTB Multi-Cap Growth Fund, MTB Large Cap Value Fund, and MTB Small Cap Growth Fund was above the median of its respective Peer Group; and (2) the actual investment advisory fee rate (after taking into account any applicable fee waivers) for each Fund, except the MTB Balanced Fund, MTB Large Cap Value Fund, MTB Mid Cap Growth Fund, MTB Multi Cap Growth Fund, MTB Small Cap Growth Fund, MTB Virginia Municipal Bond Fund and MTB Managed Allocation Fund – Aggressive Growth was above the median of its respective Peer Group.

In considering the level of advisory fees to be paid by each Fund, the Trustees took into account, among other things, the amount by which the actual investment advisory fees of certain Funds are below the contractual investment advisory fees due to voluntary waivers, which vary from Fund to Fund. In the case of the MTB International Fund, the Trustees considered MTBIA’s voluntary waiver of a portion of the advisory fee and explanation that the allocation of asset management to the three sub-advisors and MTBIA’s oversight of the sub-advisors provide value to shareholders and are the primary reason that the advisory fee is higher. The Board was satisfied with the overall expense structure of each Fund, and that the advisory fee to be paid by each Fund was within a reasonable range, but will continue to monitor investment advisory fees and other expenses borne by each Fund.

In addition, each sub-advisor provided, and the Trustees reviewed, information comparing the fees charged by the sub-advisor for its services to a Fund versus its fees charged to other comparable investment companies or accounts, as applicable. In considering the sub-advisory fee rates charged by each sub-advisor with regard to the respective sub-advised Funds, the Trustees noted that MTBIA pays each sub-advisor a sub-advisory fee from its own advisory fee rather than each relevant Fund paying its sub-advisor(s) a fee directly. It was noted that MTBIA negotiates those fees at arm’s length.

Profitability

The Trustees examined the profitability of MTBIA on an aggregate basis with respect to all of the Funds, as well as on a Fund by Fund basis. The Trustees noted that, in the case of sub-advised Funds, a major component of the profitability of MTBIA was the margin between the

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sub-advisory fees that MTBIA receives from the Funds and the portion of those fees paid to the sub-advisors. The Trustees reviewed materials that they received from MTBIA regarding MTBIA’s revenues and costs in providing investment advisory and certain administrative services to the Funds. The Trustees considered MTBIA’s analyses and assessments, observing the limited availability of third-party comparative information concerning profitability. In particular, the Trustees considered the analysis of MTBIA’s profitability with respect to each Fund, calculated for the years ended December 31, 2007 and December 31, 2008, and the six month period ended June 30, 2009. In considering the profitability of each sub-advisor with regard to the relevant Fund(s), the Trustees noted that MTBIA pays each sub-advisor a sub-advisory fee from its own advisory fee rather than each Fund paying its sub-advisor(s) a fee directly. The Trustees placed more reliance on the fact that the sub-advisory agreements were negotiated at arm’s length and that the advisory fee was paid by MTBIA than on each sub-advisor’s profitability.

Economies of Scale

In response to questions from the Independent Trustees, MTBIA also provided information regarding the notion of possible realization of “economies of scale” as a Fund grows larger. Accordingly, the Trustees considered MTBIA’s assessments of potential economies of scale.

Other Benefits

The Trustees considered the “fall-out” or ancillary benefits that may accrue to MTBIA or a sub-advisor as a result of their relationships with the relevant Funds. In that regard, the Trustees considered the fees received by MTBIA and its affiliates for providing other services to the Funds under separate agreements. The Trustees also observed that MTBIA (and certain sub-advisors) receives research from broker-dealers that execute brokerage transactions for certain of the Funds. The Trustees noted that in selecting brokers MTBIA must, however, continue to seek to obtain best execution of Fund trades.

*    *    *

The Trustees based their decisions to renew the agreements on the totality of the circumstances, including the factors identified above, and with a view to past and long-term considerations. Not all of the factors and considerations identified were relevant to each Fund, nor did the Trustees find any one of them to be determinative. After evaluation of all of the relevant information, and discussions with MTBIA, the Trustees concluded that the level of fees paid by each Fund to MTBIA and the relevant sub-advisor(s) was reasonable in relation to the services provided. As a result, the Trustees, including a majority of the Independent Trustees, approved the investment advisory agreements and sub-advisory agreements.

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Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through MTB Funds’ website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

Investment Advisor

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Distributor

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Co-Administrator

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Co-Administrator, Accountant and Custodian

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

Sub-Advisors to

MTB International Equity Fund

LSV Asset Management

1 North Wacker Drive

Suite 4000

Chicago, IL 60606

Baring International Investment Limited

155 Bishopsgate

London

EC2M 3XY

United Kingdom

Hansberger Global Investors, Inc.

401 East Las Olas Blvd.

Suite 1700

Fort Lauderdale, FL 33301

Sub-Advisor to

MTB Large Cap Value Fund

NWQ Investment Management Company LLC

2049 Century Park East

Los Angeles, CA 90067

MTB Balanced Fund

DePrince, Race & Zollo, Inc.

201 South Orange Avenue

Suite 850

Orlando, FL 32801

Transfer Agent and Dividend

Disbursing Agent

ALPS Fund Services, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Independent Registered Public

Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street

Philadelphia, PA 19103

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds.

Since we are required by law to send a Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

(12/09)

MTB FUNDS

100 EAST PRATT STREET, 15th FLOOR

BALTIMORE, MD 21202

MTB-SAR-010-1209

1-800-836-2211  /  mtbfunds.com

Managed by MTB Investment Advisors, Inc.

PRESIDENT’S MESSAGE AND

SEMI-ANNUAL REPORT — OCTOBER 31, 2009

MTB Group of Funds U.S. Treasury Money Market Fund U.S. Government Money Market Fund	Tax-Free Money Market Fund Money Market Fund	Prime Money Market Fund New York Tax-Free Money Market Fund Pennsylvania Tax-Free Money Market Fund

i

Dear Investor:

I am pleased to enclose the Semi-Annual Report of the MTB Group of Funds (the “Trust”). This report covers the first half of the Trust’s fiscal year, which is the 6-month reporting period from May 1, 2009 through October 31, 2009. Inside, you will find a complete listing of the Trust’s holdings and financial statements.

The Economy and Financial Markets in Review

MTB Investments Advisors, Inc., the advisor to the Trust, has provided the following review of the economy, bond and stock markets over the 6-month reporting period:

The Economy

The recession has ended. At least that’s what pundits, economists, and even the Federal Reserve announced when the third quarter 2009 estimated Gross Domestic Product (“GDP”) came in at a positive 3.5% as reported by the Commerce Department at the end of October. This estimate will be revised over the next two months, but is still expected to show the best growth since the second quarter 2008. Whether the recession has ended will not be determined until the National Bureau of Economic Research makes the official call – which may take two or three more quarters.

Consumer spending (especially for autos) and housing were major contributors to the expansion, and this spending has been based on government spending – which will eventually phase out. “Cash for Clunkers”, a major factor in auto sales, has now ended. According to Christina Romer, president of the White House Council of Economic Advisors, “real GDP would have risen little, if at all, this past quarter without the government stimulus programs”.

The Labor Department reported an unemployment rate of 10.2% in October – the highest rate since April 1983. A sub-report in the employment data is the U-6. This data includes part-time workers who want full-time jobs, and those who have given up looking for work. This rate was 17.5% in October, the highest since records started in 1994. Total nonfarm payroll employment declined by 190,000 in October. Since December 2007, payroll employment has fallen by 7.3 million. Unemployment is a lagging indicator, and will remain weak as the economy recovers. We continue to maintain that job recovery will come in 2010, but it could be later in the year.

The housing industry is beginning to show signs of stabilization. New home sales were at a level of 430,000 units in October, and existing home sales increased to an annual rate of 6.1 million units. These sales’ rates are 5.1% higher than those of October 2008. As we noted, realtors have given credit for the housing increases to the stimulus package that provides credits for first-time homebuyers.

In October, inflation, as reported in the Consumer Price Index (“CPI”), decreased 0.2% over the last 12 months, due to the decline in energy prices. However, the closely watched “core” rate (excludes food and fuel) was up 1.7%, over the last 12 months. Some economists were concerned about the negative figure in the reported CPI, and the “deflation” word appeared. We do not see a period of deflation, and we continue to share the concern of many economists that the budget deficit could lead to inflation in future years.

We continue to see a year-end recovery in the economy, but signs indicate a tepid “U” shape formation through the early months of 2010. The consumer is down; however, we would not count the consumer out. Interest rates are low, and inventories need to be replenished. This leads to our outlook for a slow, but positive, economic recovery.

The Bond Markets

The bond market has produced solid returns over the last six months as the corporate and municipal bond markets rally. Yields in the treasury market peaked in June and have modestly declined since then. The Federal Reserve continues to keep short term rates near zero percent, a condition which we believe will persist well into 2010.

The corporate bond market continued to benefit from an economy that appears to have stabilized and an unwinding of the “flight to quality” trades of last year. In fact, corporate risk premiums are back to pre-Lehman bankruptcy levels. Mortgage-backed securities have also performed strongly, the beneficiary of substantial purchases by the Federal Reserve.

Municipal bond returns have also been strong, spurred by and increased appetite for risk, as well as reduced tax-exempt supply. “Build America” bonds are taxable municipals which have been issued in impressive amounts year-to-date. However, this issuance has left less tax-exempt supply in the municipal market.

October 31, 2009  /  PRESIDENT’S MESSAGE

ii

We continue to believe corporate, mortgaged-backed, agency, and municipal bonds will outperform the treasury market. However, given the outperformance of these sectors to-date, our conviction is less enthusiastic than it was six months ago. We continue to advocate an average maturity close to that of our benchmarks, believing that inflation and rate hikes are not in our immediate future.

For the 6-month reporting period May 1, 2009 through October 31, 2009, certain Barclays Capital indices performed as follows1:

Barclays Capital U.S. Aggregate Bond Index[2]	Barclays Capital U.S. Treasury Bond Index[3]	Barclays Capital U.S. Mortgage- Backed Securities Index[4]	Barclays Capital U.S. Credit Bond Index[5]	Barclays Capital Municipal Bond Index[6]
5.61%	0.81%	3.47%	14.45%	4.99%

The Stock Markets

A sustainable global rally in stocks will need to be fueled by the stabilization in global credit markets and the U.S. economy. Surely the past can provide us with some clues as to how the next few years might unfold. We need to look at many different periods of time to build patterns and we also need to recognize that history does not repeat itself perfectly. During periods where our economy needs to respond to an exogenous shock, we tend to interpret this negatively and label it declinism. If history is any guide, we should take solace in the fact that the U.S. economy has proven that it has the ability to adjust and reinvent itself, a unique trait in modern history. For example, with the launch of the Sputnik satellite the U.S.S.R., Union of Soviet Socialist Republics, won the first round of the space race. How soon we forget the response we had to this achievement which forced the U.S. to place a new priority on research science. One of the offshoots of this refocus was the development of microelectronics, which helped the United States become innovators in computers and the Internet.

The global economy will continue to evolve, as it has throughout time. The U.S. and Chinese economies are entering into adjustment periods. The U.S. economy needs to consume less and produce more, while the Chinese economy will need to do the exact opposite. After a period of growth generated by inventory rebuilding and upgrading the world’s infrastructure, because of the globalization of health care along with the evolution of our health care industry, health care may take a lead role in the market as it did in the early 1990s. To be sure, the adjustment process will take time. However, investors may be too hasty and assume that stock markets only go down when these adjustment periods are upon us. If history is any guide, the opposite is true.

For the 6-month reporting period May 1, 2009 through October 31, 2009, certain stock market indices performed as follows:

S&P 500 Index[7]	Dow Jones Industrial Average[8]	NASDAQ Composite Index[9]
20.02%	20.70%	19.61%

The Trust, with assets of $7.9 billion as of October 31, 2009, gives investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income10, stay ahead of inflation, or keep your cash working, one or more of the Trust’s funds can provide you with the diversification, flexibility and professional management you need.11

Sincerely,

Timothy L. Brenner

President

December 4, 2009

PRESIDENT’S MESSAGE  /  October 31, 2009

iii

For more complete information, please download the Trust’s prospectus available on www.mtbfunds.com or call 1-800-836-2211 for a copy. You should consider the funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Trust’s prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment.

1	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

2	Barclays Capital U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

3	Barclays Capital U. S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4	Barclays Capital Mortgage-Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.

5	Barclays Capital U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6	Barclays Capital Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. Indexes are unmanaged and investments cannot be made directly in an index.

7	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

8	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.

9	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.

10	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.

11	Diversification does not assure a profit nor protect against loss.

October 31, 2009  /  PRESIDENT’S MESSAGE

Managed by MTB Investment Advisors, Inc.

SEMI-ANNUAL REPORT: October 31, 2009

MTB Group of Funds U.S. Treasury Money Market Fund U.S. Government Money Market Fund	Tax-Free Money Market Fund Money Market Fund	Prime Money Market Fund New York Tax-Free Money Market Fund Pennsylvania Tax-Free Money Market Fund

1

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

Actual Expenses

This section of the following tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Expenses Paid During Period(1)	Annualized Net Expense Ratio
MTB U.S. TREASURY MONEY MARKET FUND
Actual
Class A Shares	$1,000.00	$1,000.10	$1.41	0.28%
Class S Shares	$1,000.00	$1,000.10	$1.36	0.27%
Institutional I Shares	$1,000.00	$1,000.10	$1.46	0.29%
Institutional II Shares	$1,000.00	$1,000.10	$1.41	0.28%
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,023.79	$1.43	0.28%
Class S Shares	$1,000.00	$1,023.84	$1.38	0.27%
Institutional I Shares	$1,000.00	$1,023.74	$1.48	0.29%
Institutional II Shares	$1,000.00	$1,023.79	$1.43	0.28%

MTB U.S. GOVERNMENT MONEY MARKET FUND
Actual
Class A Shares	$1,000.00	$1,000.10	$1.81	0.36%
Institutional I Shares	$1,000.00	$1,000.10	$1.87	0.37%
Institutional II Shares	$1,000.00	$1,000.10	$1.76	0.35%
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,023.39	$1.84	0.36%
Institutional I Shares	$1,000.00	$1,023.34	$1.89	0.37%
Institutional II Shares	$1,000.00	$1,023.44	$1.79	0.35%

MTB TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$1,000.00	$1,000.30	$2.62	0.52%
Institutional I Shares	$1,000.00	$1,000.80	$2.12	0.42%
Institutional II Shares	$1,000.00	$1,000.40	$2.47	0.49%
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,022.58	$2.65	0.52%
Institutional I Shares	$1,000.00	$1,023.09	$2.14	0.42%
Institutional II Shares	$1,000.00	$1,022.74	$2.50	0.49%

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

2

	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Expenses Paid During Period(1)	Annualized Net Expense Ratio
MTB MONEY MARKET FUND
Actual
Class A Shares	$1,000.00	$1,000.20	$1.71	0.34%
Class A2 Shares	$1,000.00	$1,000.20	$1.61	0.32%
Class B Shares	$1,000.00	$1,000.20	$1.71	0.34%
Class S Shares	$1,000.00	$1,000.20	$2.17	0.43%
Institutional I Shares	$1,000.00	$1,000.30	$1.56	0.31%
Institutional II Shares	$1,000.00	$1,000.30	$1.61	0.32%
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,023.49	$1.73	0.34%
Class A2 Shares	$1,000.00	$1,023.59	$1.63	0.32%
Class B Shares	$1,000.00	$1,023.49	$1.73	0.34%
Class S Shares	$1,000.00	$1,023.04	$2.19	0.43%
Institutional I Shares	$1,000.00	$1,023.64	$1.58	0.31%
Institutional II Shares	$1,000.00	$1,023.59	$1.63	0.32%

MTB PRIME MONEY MARKET FUND
Actual
Corporate Shares	$1,000.00	$1,000.50	$1.46	0.29%
Hypothetical (assuming a 5% return before expenses)
Corporate Shares	$1,000.00	$1,023.74	$1.48	0.29%

MTB NEW YORK TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$1,000.00	$1,000.30	$2.82	0.56%
Institutional I Shares	$1,000.00	$1,000.60	$2.52	0.50%
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,022.38	$2.85	0.56%
Institutional I Shares	$1,000.00	$1,022.68	$2.55	0.50%

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$1,000.00	$1,000.30	$2.82	0.56%
Institutional I Shares	$1,000.00	$1,000.50	$2.67	0.53%
Institutional II Shares	$1,000.00	$1,000.30	$2.47	0.49%
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,022.38	$2.85	0.56%
Institutional I Shares	$1,000.00	$1,022.53	$2.70	0.53%
Institutional II Shares	$1,000.00	$1,022.74	$3.46	0.49%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

3

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Treasury Money Market Fund

At October 31, 2009, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
U.S. Government Agency & Obligation	55.7%
Cash Equivalents[1]	44.2%
Other Assets and Liabilities – Net[2]	0.1%

TOTAL	100.0%

(1)	Cash Equivalents include investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 55.7%

(2)U.S. TREASURY BILLS – 53.0%
0.06%, 1/14/10	$50,000,000	$49,993,833
0.08%, 2/11/10	50,000,000	49,988,667
0.14%, 12/17/09	50,000,000	49,991,055
0.21%, 4/08/10	50,000,000	49,953,917
0.24%, 11/05/09	50,000,000	49,998,667
0.25%, 1/07/10	100,000,000	99,970,687
0.26%, 11/12/09	100,000,000	99,993,354
0.38%, 7/01/10	50,000,000	49,872,278
TOTAL U.S. TREASURY BILLS		$499,762,458

U.S. TREASURY NOTE – 2.7%
2.13%, 4/30/10	25,000,000	25,196,331
TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $524,958,789)		$524,958,789

Description	Par Value	Value

REPURCHASE AGREEMENTS – 44.2%
Interest in $197,000,000 repurchase agreement 0.06%, dated 10/30/09 under which Barclays Bank will repurchase U.S. Government securities with various maturity dates from 1/15/12 to 5/15/37 for $197,000,985 on 11/02/09. The market value of the underlying securities at the end of the period was $198,970,093	197,000,000	$197,000,000
Interest in $219,000,000 repurchase agreement 0.06%, dated 10/30/09 under which Deutsche Bank will repurchase U.S. Government securities with various maturities from 6/17/10 to 2/15/29 for $219,001,095 on 11/02/09. The market value of the underlying securities at the end of the period was $221,190,040.	219,000,000	219,000,000
TOTAL REPURCHASE AGREEMENTS (COST $416,000,000)		$416,000,000
TOTAL INVESTMENTS – 99.9% (COST $940,958,789)		$940,958,789
OTHER ASSETS LESS LIABILITIES – 0.1%		865,001
TOTAL NET ASSETS – 100.0%		$941,823,790

(MTB U.S. Treasury Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

4	PORTFOLIOS OF INVESTMENTS

MTB U.S. Treasury Money Market Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
U.S. Government Agency & Obligations	$—	$524,958,789	$—	$524,958,789
Repurchase Agreements	—	416,000,000	—	416,000,000

Total	$—	$940,958,789	$—	$940,958,789

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

5

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Government Money Market Fund

At October 31, 2009, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
U.S. Government Agency & Obligations	76.3%
Commercial Paper	3.9%
Cash Equivalents[1]	24.6%
Other Assets and Liabilities – Net[2]	(4.8)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

(4)COMMERCIAL PAPER – 3.9%

ASSET-BACKED SECURITIES – 3.9%
#,@Straight-A Funding LLC
0.21%, 1/13/10	$50,033,000	$50,011,694
0.21%, 1/13/10	50,062,000	50,040,682
TOTAL COMMERCIAL PAPER (COST $100,052,376)		$100,052,376

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 76.3%

FEDERAL FARM CREDIT BANK (FFCB) – 13.7%
(1)0.10%, 11/21/09	100,000,000	100,000,000
(1)0.22%, 11/02/09	125,000,000	125,000,000
(1)0.70%, 11/02/09	125,000,000	124,983,801
TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$349,983,801

FEDERAL HOME LOAN BANK (FHLB) – 22.5%
(2)0.80%, 11/23/09	150,000,000	149,926,667
(1)0.12%, 1/11/10	125,000,000	125,004,480
0.58%, 2/24/10	125,000,000	125,000,000
2.63%, 3/12/10	125,000,000	126,015,250
4.50%, 6/22/10	50,000,000	51,351,547
TOTAL FEDERAL HOME LOAN BANK (FHLB)		$577,297,944

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 30.4%
(1)0.15%, 11/05/09	253,700,000	253,662,309
(2)0.16%, 4/12/10	125,000,000	124,910,000
(2)0.24%, 4/19/10	150,000,000	149,831,000
(2)0.27%, 11/02/09	100,000,000	99,999,250

Description	Par Value	Value

(1)0.33%, 1/30/10	$100,000,000	$100,000,000
(2)0.56%, 1/06/10	50,000,000	49,948,667
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$778,351,226

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 9.7%
(2)0.17%, 4/28/10	125,000,000	124,894,931
(2)0.30%, 1/04/10	125,000,000	124,933,333
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$249,828,264
TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $1,955,461,235)		$1,955,461,235

REPURCHASE AGREEMENTS – 24.6%
Interest in $300,000,000 repurchase agreement 0.06%, dated 10/30/09 under which Deutsche Bank will repurchase U.S. Government securities with various maturities from 5/13/14 to 7/15/36 for $300,001,500 on 11/02/09. The market value of the underlying securities at the end of the period was $303,000,427.	300,000,000	300,000,000
Interest in $331,000,000 repurchase agreement 0.06%, dated 10/30/09 under which Barclays Bank will repurchase a U.S. Government security maturing on 5/15/14 for $331,001,655 on 11/02/09. The market value of the underlying security at the end of the period was $334,310,066.	331,000,000	331,000,000
TOTAL REPURCHASE AGREEMENTS (COST $631,000,000)		$631,000,000
TOTAL INVESTMENTS – 104.8% (COST $2,686,513,611)		$2,686,513,611
OTHER LIABILITIES LESS ASSETS – (4.8%)		(122,945,487)
TOTAL NET ASSETS – 100.0%		$2,563,568,124

(MTB U.S. Government Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

6	PORTFOLIOS OF INVESTMENTS

MTB U.S. Government Money Market Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Commercial Paper	$—	$100,052,376	$—	$100,052,376
U.S. Government Agency & Obligations	—	1,955,461,235	—	1,955,461,235
Repurchase Agreements	—	631,000,000	—	631,000,000

Total	$—	$2,686,513,611	$—	$2,686,513,611

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

7

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Tax-Free Money Market Fund

At October 31, 2009, the Fund’s sector classifications were as follows:

Percentage of Total Net Assets
General Obligation	19.0%
Higher Education	12.9%
Medical	12.7%
Development	10.9%
Pollution Control	7.4%
School District	7.1%
General Revenue	5.6%
Utilities	4.7%
Power	4.4%
Multi-Family Housing	3.9%
Transportation	3.6%
Education	2.9%
Housing	1.7%
Water	1.7%
Facilities	1.3%
Other Assets and Liabilities – Net[1]	0.2%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

(4)COMMERCIAL PAPER – 6.4%

MARYLAND – 1.5%
Johns Hopkins University 0.30%, 2/01/10	$3,000,000	$3,000,000

NEW YORK – 2.1%
New York State Power Authority, (JP Morgan LOC) 0.60%, 11/03/09	4,000,000	4,000,000

PENNSYLVANIA – 2.8%
Montgomery County, PA, IDA, (BNP Paribas LOC), Mandatory Tender 0.35%, 3/02/10	5,460,000	5,460,000
TOTAL COMMERCIAL PAPER (COST $12,460,000)		$12,460,000

MUNICIPAL BONDS – 20.1%

ILLINOIS – 2.6%
Illinois State, CTFS, GO Unlimited Notes 4.00%, 4/26/10	5,000,000	5,069,164

Description	Par Value	Value

MASSACHUSETTS – 0.9%
Town of Stoughton, MA, GO Limited Notes, BANs 2.50%, 5/14/10	$1,785,000	$1,797,653

MICHIGAN – 1.1%
Michigan Municipal Bond Authority, State Aid Revenue Notes, (Series C-1) 3.00%, 8/20/10	2,000,000	2,025,232

NEW YORK – 10.0%
Cheektowaga-Maryvale, NY, Union Free School District, GO Unlimited Refunding Notes, BANs (Series A), (State Aid Withholding) 3.00%, 12/22/09	4,540,000	4,547,166
Gilbertsville-Mount Upton Central School District, NY, GO Unlimited, Refunding Notes, BANs, (State Aid Withholding) 2.25%, 6/30/10	1,960,000	1,972,803
Patchogue-Medford Union Free School District, NY, GO Unlimited Notes, TANs, (State Aid Withholdings) 1.50%, 6/28/10	4,000,000	4,014,340
Rockland County, NY, GO Unlimited Notes, TANs 2.00%, 3/09/10	5,000,000	5,014,716

(MTB Tax-Free Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

MTB Tax-Free Money Market Fund (continued)

Description	Par Value	Value

Rockland County, NY, GO Unlimited Refunding Notes, BANs 2.00%, 9/02/10	$1,250,000	$1,261,374
Town of East Hampton, NY, GO Unlimited Notes, BANs, (Series A) 2.50%, 12/29/09	2,500,000	2,503,908
TOTAL NEW YORK		$19,314,307

OHIO – 2.2%
Archbold Village, OH, GO Limited Notes, BANs 2.50%, 5/19/10	4,200,000	4,234,004

PENNSYLVANIA – 1.0%
Allegheny County, PA, Industrial Development Authority, Revenue Bonds, Mandatory Tender, (Animal Friends, Inc. Project)/(PNC Bank N.A., LOC) 1.35%, 12/16/09	2,000,000	2,000,000

WISCONSIN – 2.3%
Fond Du Lac, WI, Waterworks Revenue Notes, BANs 3.50%, 3/01/10	1,115,000	1,122,216
Holmen, WI, School District, GO Unlimited, Refunding Notes, BANs, (Series B) 3.60%, 12/01/09	3,250,000	3,253,654
TOTAL WISCONSIN		$4,375,870
TOTAL MUNICIPAL BONDS (COST $38,816,230)		$38,816,230

(3)SHORT-TERM MUNICIPAL BONDS – 73.3%

ALABAMA – 3.1%
Mobile, AL, IDB, (Series B) Weekly VRDNs, Dock & Wharf Revenue (Holnam, Inc.)/ (Wachovia Bank N.A., LOC) 0.18%, 11/04/09	4,000,000	4,000,000
Montgomery AL, IDB, Pollution Control & Solid Waste Discount Note, Refunding Revenue Bonds, Daily VRDNs, (General Electric Company) 0.16%, 11/02/09	2,000,000	2,000,000
TOTAL ALABAMA		$6,000,000

ALASKA – 0.6%
Valdez Alaska Marine Term, Refunding Revenue Bonds, Daily VRDNs, (Exxon Mobile Corporation) 0.15%, 11/02/09	1,100,000	1,100,000

COLORADO – 1.3%
Colorado Educational & Cultural Facilities Authority, CO, Revenue Bonds, (Series C-5) Daily VRDNs, (Milwaukee Jewish Foundation, Inc.)/(U.S. Bank NA, LOC) 0.25%, 11/02/09	2,500,000	2,500,000

CONNECTICUT – 0.9%
Connecticut State, Health & Educational Facility Authority, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (Bradley Health Care, Inc.)/(Central Connecticut Senior Care, Inc.)/(Fleet National Bank CT, LOC) 0.19%, 11/04/09	1,800,000	1,800,000

GEORGIA – 3.9%
De Kalb County, GA, MFH, Winterscreek Apartments, Weekly VRDNs, (FNMA COL) 0.27%, 11/04/09	2,600,000	2,600,000

Description	Par Value	Value

Putnam County, GA, Development Authority Pollution Control, Revenue Bonds, Daily VRDNs, (Georgia Power Plant) 0.23%, 11/02/09	$5,000,000	$5,000,000
TOTAL GEORGIA		$7,600,000

INDIANA – 0.6%
Hammond, IN, Pollution Control Revenue Bonds, Daily VRDNs, (Amoco Oil Co.)/ (Obligated Group) 0.17%, 11/02/09	1,220,000	1,220,000

LOUISIANA – 0.5%
Louisiana Public Facilities Authority, LA, Hospital Refunding Revenue Bonds, (Series D) Daily VRDNs, (JP Morgan Chase Bank, LOC)/(Franciscan Missionaries) 0.25%, 11/02/09	1,000,000	1,000,000

MARYLAND – 3.3%
Maryland State, Health & Higher Educational Facilities Authority, (Series D), Weekly VRDNs, (Bank of America N.A., LOC) 0.23%, 11/05/09	901,000	901,000
Maryland State, Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A) Weekly VRDNs, (GO of INSTN)/(JP Morgan Chase Bank, LOC)/ (Pooled Loan Program) 0.25%, 11/04/09	500,000	500,000
Maryland State, Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (GO of INSTN)/(JP Morgan Chase, LOC)/(Pooled Loan Program) 0.21%, 11/04/09	1,700,000	1,700,000
Montgomery County, MD, Housing Opportunities Commission, Multi-Purpose Revenue Bonds, (Series A) Weekly VRDNs, (PNC Bank N.A., LOC) 0.20%, 11/05/09	3,340,000	3,340,000
TOTAL MARYLAND		$6,441,000

MASSACHUSETTS – 2.1%
Massachusetts Health & Educational Facilities Authority, Capital Asset Program, Revenue Bonds, (Series M-2) Weekly VRDNs, (Fleet National Bank, LOC) 0.18%, 11/05/09	4,000,000	4,000,000

NEVADA – 2.6%
(5)Nevada Housing Division, NV, Multi-Unit Housing Revenue Bonds, AMT, (Series K) Weekly VRDNs, (U.S. Bank N.A./Federal Home Loan Bank, LOC) 0.80%, 11/05/09	2,000,000	2,000,000
(5)Nevada Housing Division, Revenue Bonds, AMT, Weekly VRDNs, (Multi-Unit-Fremont Meadows)/(Federal Home Loan Bank, LOC) 0.45%, 11/05/09	3,015,000	3,015,000
TOTAL NEVADA		$5,015,000

NEW HAMPSHIRE – 2.5%
New Hampshire, HEFA, Refunding Revenue Bonds, Weekly VRDNs, (Dartmouth College)/ (JP Morgan Chase Bank) 0.20%, 11/04/09	4,725,000	4,725,000

(MTB Tax-Free Money Market Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	9

MTB Tax-Free Money Market Fund (continued)

Description	Par Value	Value

NEW YORK – 14.0%
Long Island Power Authority, NY, Electric System Revenue, (Subseries 3B), Daily VRDNs, (West LB, LOC) 0.18%, 11/02/09	$2,200,000	$2,200,000
Metropolitan Transportation Authority, NY, Refunding Revenue Bond, (Series G) Daily VRDNs, (BNP Paribas, LOC) 0.18%, 11/02/09	2,905,000	2,905,000
New York City, NY, GO Bonds, (Subseries A-5) Daily VRDNs, (KBC Bank N.V., LOC) 0.15%, 11/02/09	2,400,000	2,400,000
New York City, NY, GO Bonds, (Subseries A-6) Weekly VRDNs, (Landesbank Baden Wurttemburgh, LOC) 0.21%, 11/04/09	1,000,000	1,000,000
New York City, NY, GO Bonds, (Subseries H-2) Daily VRDNs, (Dexia Credit Local, LOC), 0.18%, 11/02/09	6,500,000	6,500,000
New York City, NY, GO Unlimited, (Subseries C-2) Weekly VRDNs, (Bayerische Landesbank, LOC) 0.20%, 11/04/09	4,910,000	4,910,000
New York City, NY, GO Unlimited, (Subseries) Daily VRDNs, (Bank of New York, LOC) 0.15%, 11/02/09	2,000,000	2,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series F-2) Weekly VRDNs, (JP Morgan Chase Bank) 0.23%, 11/04/09	975,000	975,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, (Series C) Daily VRDNs, (Dexia Credit Local Finance, SPA) 0.23%, 11/02/09	1,200,000	1,200,000
New York City, NY, Transitional Finance Authority, (Series A-2) Weekly VRDNs, (Bank of Nova Scotia) 0.20%, 11/04/09	1,200,000	1,200,000
New York City, NY, IDA, Revenue Bonds, (Series A) Weekly VRDNs, (One Bryant Park LLC)/(Bank of America N.A./Citibank N.A., LOC) 0.20%, 11/05/09	1,700,000	1,700,000
TOTAL NEW YORK		$26,990,000

NORTH CAROLINA – 2.4%
Charlotte-Mecklenburg Hospital Authority, NC, Healthcare System, Revenue Bonds, (Series D) Daily VRDNs, (Carolinas Healthcare System)/(Bank of America N.A. SPA) 0.19%, 11/02/09	1,000,000	1,000,000
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds, Weekly VRDNs, (Peace College of Raleigh)/(Wachovia Bank N.A., LOC) 0.27%, 11/05/09	3,650,000	3,650,000
TOTAL NORTH CAROLINA		$4,650,000

OHIO – 3.6%
Franklin County, OH, Refunding Revenue Bonds, (Series A), Weekly VRDNs, (Ohio health Corporation)/(Landesbank Hessen-Thuringen) 0.21%, 11/04/09	5,000,000	5,000,000
Geauga County, OH, Revenue Bonds, (Series B) Daily VRDNs, (South Franklin Circle)/(Keybank N.A., LOC) 0.28%, 11/02/09	2,000,000	2,000,000
TOTAL OHIO		$7,000,000

Description	Par Value	Value

OREGON – 0.5%
Oregon State, Health Housing Educational & Cultural Facilities Authority, Revenue Bonds, (Series A) Weekly VRDNs, (Assumption Village LLC)/(Keybank N.A., LOC) 0.65%, 11/05/09	$1,000,000	$1,000,000

PENNSYLVANIA – 23.8%
Allegheny County, PA, Higher Education Building Authority, Daily VRDNs, (Carnegie Mellon University)/(Landesbank Hessen-Thuringen (GTD) SA) 0.18%, 11/02/09	3,500,000	3,500,000
Allentown, PA, Commercial and IDA, Daily VRDNs, (Diocese of Allentown)/(Wachovia Bank N.A., LOC) 0.22%, 11/02/09	2,000,000	2,000,000
Chester County, PA, HEFA, Health System Refunding Revenue Bonds, (Series A) Weekly VRDNs, (Jefferson Health System)/ (JP Morgan Chase Bank) 0.22%, 11/04/09	700,000	700,000
Delaware County , PA, IDA, (Series G) Weekly VRDNs, (General Electric Co.(GTD)) 0.20%, 11/04/09	1,075,000	1,075,000
Erie County, PA, Hospital Authority, Health Facility Refunding Revenue Bonds, (Series B) Weekly VRDNs, (St. Mary’s Home of Erie)/(Bank of America N.A., LOC) 0.26%, 11/04/09	3,135,000	3,135,000
Erie County, PA, Hospital Authority, Refunding Revenue Bonds, Daily VRDNs, (Hamot Health Foundation)/(PNC Bank N.A., LOC) 0.18%, 11/02/09	1,250,000	1,250,000
Moon, PA, IDA, Refunding Revenue Bonds, Weekly VRDNs, (PNC Bank N.A., LOC)/ (Executive Office Association Project) 0.20%, 11/05/09	900,000	900,000
New Castle, PA, Area Hospital Authority, Hospital Refunding Revenue Bonds, Weekly VRDNs, (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank N.A.) 0.31%, 11/04/09	2,610,000	2,610,000
Northampton County, PA, Higher Education Authority, Revenue Bonds, (Series A) Weekly VRDNs, (Lehigh University)/(Wachovia Bank N.A.) 0.20%, 11/05/09	3,000,000	3,000,000
Pennsylvania State, Higher Education Facilities Authority, Revenue Bonds, (Series B) Weekly VRDNs, (Drexel University)/ (Landesbank Hessen-Thuringen, LOC) 0.33%, 11/05/09	5,645,000	5,645,000
Pennsylvania State, University Revenue Bonds, (Series A) Weekly VRDNs, (Pennsylvania State University)/(GO of University)/(West Deutsche Landesbank), 0.26%, 11/05/09	5,000,000	5,000,000
(5)Pennsylvania, Economic Development Financing Authority, Manufacturing Facilities Revenue, Weekly VRDNs, AMT, (Dodge Realty Partners LP)/(PNC Bank LOC) 0.30%, 11/05/09	2,900,000	2,900,000
(5)Pennsylvania, Energy Development Authority, Revenue Bonds, AMT, Weekly VRDNs, (Edensburg Power Company)/(Landesbank Hessen-Thuringen, LOC) 0.28%, 11/04/09	2,400,000	2,400,000

(MTB Tax-Free Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

MTB Tax-Free Money Market Fund (concluded)

Description	Par Value	Value

Philadelphia, PA, Authority for Industrial Development, Refunding Revenue Bonds, (Series A2) Weekly VRDNs, (JP Morgan Chase 50%, Bank of Nova Scotia 50%, LOC) 0.20%, 11/05/09	$3,500,000	$3,500,000
Pittsburgh, PA, Water & Sewer Authority System, Refunding Revenue Bonds, (Series B-1) Weekly VRDNs, (FSA INS)/(JP Morgan Chase Bank) 0.25%, 11/05/09	5,500,000	5,500,000
Westmoreland County, PA, IDA, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (Excela Health)/(Wachovia Bank N.A., LOC) 0.20%, 11/05/09	1,285,000	1,285,000
Westmoreland County, PA, IDA, Revenue Bonds, (Series C) Weekly VRDNs, (Excela Health)/(Wachovia Bank N.A., LOC) 0.20%, 11/05/09	1,495,000	1,495,000
TOTAL PENNSYLVANIA		$45,895,000

SOUTH CAROLINA – 3.6%
Berkeley County, SC, Pollution Control Authority, Revenue Bonds, Daily VRDNs, (Amoco Chemical Co.) 0.17%, 11/02/09	2,450,000	2,450,000
North Charleston, SC, Certificate Participation, Refunding Bonds, Weekly VRDNs, (Public Facilities Convention)/(Bank of America N.A., LOC) 0.26%, 11/04/09	4,500,000	4,500,000
TOTAL SOUTH CAROLINA		$6,950,000

TENNESSEE – 0.7%
Greeneville, TN, Industrial Development Board Refunding Revenue Bonds, Weekly VRDNs, (PET, Inc.)/(BNP Paribas, LOC) 0.30%, 11/05/09	1,285,000	1,285,000

Description	Par Value	Value

TEXAS - 0.6%
Gulf Coast Waste Disposal Authority, TX, Pollution Control, Refunding Revenue Bonds, Daily VRDNs, (Exxon Mobil Corporation) 0.15%, 11/02/09	$1,200,000	$1,200,000

UTAH – 1.5%
Emery County, UT, Pollution Control Revenue, Weekly VRDNs, (Pacificorp)/(BNP Paribus, LOC) 0.30%, 11/04/09	1,800,000	1,800,000
Washington County-St George Inter-local Agency, UT, Lease Refunding Revenue Bonds, Weekly VRDNs, (Bank of America N.A., LOC) 0.26%, 11/05/09	1,100,000	1,100,000
TOTAL UTAH		$2,900,000

WYOMING – 1.2%
Lincoln County, WY, Pollution Control Revenue Bonds, (Series C) Daily VRDNs, (Exxon Mobil Corporation) 0.15%, 11/02/09	385,000	385,000
Lincoln County, WY, Pollution Control Revenue Bonds, Daily VRDNs, (Exxon Mobil Corp) 0.15%, 11/02/09	2,000,000	2,000,000
TOTAL WYOMING		$2,385,000
TOTAL SHORT-TERM MUNICIPAL BONDS (COST $141,656,000)		141,656,000
TOTAL INVESTMENTS – 99.8% (COST $192,932,230)		$192,932,230
OTHER ASSETS LESS LIABILITIES – 0.2%		374,862
TOTAL NET ASSETS – 100.0%		$193,307,092

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Commercial Paper	$—	$12,460,000	$—	$12,460,000
Municipal Bonds	—	38,816,230	—	38,816,230
Short-Term Municipal Bonds	—	141,656,000	—	141,656,000

Total	$—	$192,932,230	$—	$192,932,230

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

11

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Money Market Fund

At October 31, 2009, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Commercial Paper	58.9%
U.S. Government Agency & Obligations	29.4%
Corporate Bonds	5.6%
Cash Equivalents[1]	10.2%
Other Assets and Liabilities – Net[2]	(4.1)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

(4)COMMERCIAL PAPER – 58.9%
ASSET-BACKED SECURITIES –22.0%
#,@Atlantis One Funding Corp. 0.30%, 4/21/10	$45,000,000	$44,935,875
#,@CAFCO LLC
0.25%, 12/07/09	40,000,000	39,990,000
0.28%, 1/14/10	43,000,000	42,975,251
#,@Ciesco LLC 0.30%, 2/02/10	75,000,000	74,941,875
#,@CRC Funding, LLC 0.30%, 1/08/10	40,000,000	39,977,333
FCAR Owner Trust Series I 0.57%, 11/02/09	75,000,000	74,998,813
#,@Gemini Security Corp., LLC 0.22%, 11/09/09	41,000,000	40,998,041
#,@Govco LLC 0.25%, 11/30/09	40,000,000	39,991,944
TOTAL ASSET-BACKED SECURITIES		$398,809,132

BANK – 2.8%
#,@Toronto Dominion Holdings USA 0.30%, 5/17/10	50,000,000	49,917,917

DIVERSIFIED FINANCIAL SERVICE – 11.2%
Citigroup Funding, Inc. 0.35%, 1/04/10	75,000,000	74,953,333
General Electric Capital Corp. 0.16%, 12/14/09	82,000,000	81,984,329
HSBC Finance Corp. 0.16%, 11/23/09	45,000,000	44,995,600
TOTAL DIVERSIFIED FINANCIAL SERVICE		$201,933,262

FINANCE – AUTO LOAN – 6.3%
American Honda Finance Corp. 0.32%, 11/19/09	40,000,000	39,993,600
Toyota Motor Credit Corp. 0.16%, 11/05/09	75,000,000	74,998,667
TOTAL FINANCE – AUTO LOAN		$114,992,267

FINANCIAL SERVICE – 4.5%
Dexia Delaware, LLC 0.30%, 11/16/09	82,000,000	81,989,750

Description	Par Value	Value

FOOD – 2.1%
#,@Nestle Capital Corp. 0.48%, 1/25/10	$38,000,000	$37,956,933

OIL & GAS – 2.5%
Chevron Funding Corp. 0.11%, 11/24/09	45,000,000	44,996,838

PHARMACEUTICAL – 5.0%
#,@Johnson & Johnson 0.08%, 2/01/10	45,000,000	44,990,800
#,@Pfizer, Inc. 0.47%, 2/17/10	45,000,000	44,936,550
TOTAL PHARMACEUTICAL		$89,927,350

SOFTWARE – 2.5%
#,@Microsoft Corp. 0.08%, 1/12/10	45,000,000	44,992,800
TOTAL COMMERCIAL PAPER (COST $1,065,516,249)		$1,065,516,249

CORPORATE BONDS – 5.6%

COMPUTERS – 1.5%
(1)Hewlett-Packard Co. 0.36%, 12/15/09	26,720,000	26,746,919

TELECOMMUNICATIONS – 4.1%
(1)AT&T, Inc. 0.57%, 11/05/09	75,000,000	75,031,648
TOTAL CORPORATE BONDS (COST $101,778,567)		$101,778,567

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 29.4%

FEDERAL FARM CREDIT BANK (FFCB) – 9.7%
(1)0.10%, 11/21/09	100,000,000	100,000,000
(1)0.22%, 11/02/09	75,000,000	75,000,000
TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$175,000,000

(MTB Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

MTB Money Market Fund (concluded)

Description	Par Value	Value

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 14.2%
(2)0.24%, 4/19/10	$81,000,000	$80,908,740
(1)0.26%, 12/30/09	100,000,000	100,002,733
(1)0.33%, 1/30/10	75,000,000	75,000,000
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$255,911,473

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 5.5%
(2)0.30%, 1/04/10	100,000,000	99,946,667
TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $530,858,140)		$530,858,140

Description	Par Value	Value

REPURCHASE AGREEMENT – 10.2%
Interest in $184,000,000 repurchase agreement 0.06%, dated 10/30/09 under which Deutsche Bank will repurchase U.S. Government securities with various maturities from 5/19/11 to 7/12/13 for $184,000,920 on 11/02/09. The market value of the underlying securities at the end of the period was $185,840,831.	$184,000,000
TOTAL REPURCHASE AGREEMENT (COST $184,000,000)		$184,000,000
TOTAL INVESTMENTS – 104.1% (COST $1,882,152,956)		$1,882,152,956
OTHER LIABILITIES LESS ASSETS – (4.1%)		(74,356,384)
TOTAL NET ASSETS – 100.0%		$1,807,796,572

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Commercial Paper	$—	$1,065,516,249	$—	$1,065,516,249
Corporate Bonds	—	101,778,567	—	101,778,567
U.S. Government Agency & Obligations	—	530,858,140	—	530,858,140
Repurchase Agreements	—	184,000,000	—	184,000,000

Total	$—	$1,882,152,956	$—	$1,882,152,956

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

13

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Prime Money Market Fund

At October 31, 2009, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Commercial Paper	48.2%
U.S. Government Agency & Obligations	29.7%
Corporate Bonds	6.3%
Cash Equivalents[1]	19.5%
Other Assets and Liabilities – Net[2]	(3.7)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in overnight repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

(4)COMMERCIAL PAPER – 48.2%

ASSET-BACKED SECURITIES – 19.5%
#,@Atlantis One Funding Corp. 0.30%, 4/21/10	$5,000,000	$4,992,875
#,@CAFCO LLC
0.25%, 12/07/09	10,000,000	9,997,500
0.28%, 1/14/10	7,000,000	6,995,971
#,@Ciesco LLC 0.30%, 2/02/10	17,000,000	16,986,825
#,@CRC Funding, LLC 0.30%, 1/08/10	10,000,000	9,994,333
FCAR Owner Trust Series I 0.57%, 11/02/09	10,000,000	9,999,842
#,@Gemini Security Corp., LLC 0.22%, 11/09/09	9,000,000	8,999,570
#,@Govco LLC 0.25%, 11/30/09	10,000,000	9,997,986
TOTAL ASSET-BACKED SECURITIES		$77,964,902

BANK – 2.5%
#,@Toronto Dominion Holdings USA 0.30%, 5/17/10	10,000,000	9,983,583

DIVERSIFIED FINANCIAL SERVICE – 7.2%
Citigroup Funding, Inc. 0.35%, 1/04/10	16,000,000	15,990,045
General Electric Capital Corp. 0.16%, 12/14/09	8,000,000	7,998,471
HSBC Finance Corp. 0.16%, 11/23/09	5,000,000	4,999,511
TOTAL DIVERSIFIED FINANCIAL SERVICE		$28,988,027

FINANCE – AUTO LOAN – 6.5%
American Honda Finance Corp. 0.32%, 11/19/09	10,000,000	9,998,400
Toyota Motor Credit Corp. 0.16%, 11/05/09	16,000,000	15,999,715
TOTAL FINANCE – AUTO LOAN		$25,998,115

FINANCIAL SERVICE – 4.5%
Dexia Delaware, LLC 0.30%, 11/16/09	18,000,000	17,997,750

Description	Par Value	Value

FOOD – 3.0%
#,@Nestle Capital Corp. 0.48%, 1/25/10	$12,000,000	$11,986,400

OIL & GAS – 1.3%
Chevron Funding Corp. 0.11%, 11/24/09	5,000,000	4,999,649

PHARMACEUTICAL – 2.5%
#,@Johnson & Johnson 0.08%, 2/01/10	5,000,000	4,998,978
#,@Pfizer, Inc. 0.47%, 2/17/10	5,000,000	4,992,950
TOTAL PHARMACEUTICAL		$9,991,928

SOFTWARE – 1.2%
#,@Microsoft Corp. 0.08%, 1/12/10	5,000,000	4,999,200
TOTAL COMMERCIAL PAPER (COST $192,909,554)		$192,909,554

CORPORATE BONDS – 6.3%

COMPUTERS – 1.8%
(1)Hewlett-Packard Co. 0.36%, 12/15/09	7,000,000	7,007,052

TELECOMMUNICATIONS – 4.5%
(1)AT&T, Inc. 0.57%, 11/05/09	18,000,000	18,007,596
TOTAL CORPORATE BONDS (COST $25,014,648)		$25,014,648

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 29.7%

FEDERAL FARM CREDIT BANK (FFCB) – 8.8%
(1)0.10%, 11/21/09	20,000,000	20,000,000
(1)0.22%, 11/02/09	15,000,000	15,000,000
TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$35,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 14.7%
(2)0.24%, 4/19/10	19,000,000	18,978,593

(MTB Prime Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

MTB Prime Money Market Fund (concluded)

Description	Par Value	Value

(1)0.26%, 12/30/09	$25,000,000	$25,000,683
(1)0.33%, 1/30/10	15,000,000	15,000,000
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$58,979,276

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 6.2%
(2)0.30%, 1/04/10	25,000,000	24,986,667
TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $118,965,943)		$118,965,943

REPURCHASE AGREEMENT – 19.5%
Interest in $78,000,000 repurchase agreement 0.06%, dated 10/30/09 under which Deutsche Bank will repurchase U.S. Government securities with various maturities from 11/23/11 to 11/19/12 for $78,000,390 on 11/02/09. The market value of the underlying securities at the end of the period was $78,780,202.	78,000,000
TOTAL REPURCHASE AGREEMENT (COST $78,000,000)		78,000,000
TOTAL INVESTMENTS – 103.7% (COST $414,890,145)		$414,890,145
OTHER LIABILITIES LESS ASSETS – (3.7%)		(14,972,816)
TOTAL NET ASSETS – 100.0%		$399,917,329

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Commercial Paper	$—	$192,909,554	$—	$192,909,554
Corporate Bonds	—	25,014,648	—	25,014,648
U.S. Government Agency & Obligations	—	118,965,943	—	118,965,943
Repurchase Agreement	—	78,000,000	—	78,000,000

Total	$—	$414,890,145	$—	$414,890,145

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

15

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB New York Tax-Free Money Market Fund

At October 31, 2009, the Fund’s sector classifications were as follows:

Percentage of Total Net Assets
General Obligation	41.2%
School District	15.4%
Power	10.5%
General Revenue	9.0%
Development	7.4%
Housing	5.1%
Water	4.7%
Multi-Family Housing	3.4%
Education	1.6%
Higher Education	1.0%
Transportation	0.7%
Other Assets and Liabilities – Net[1]	(0.0)%[2]

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(2)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

(4)COMMERCIAL PAPER – 3.4%

NEW YORK – 3.4%
New York State Power Authority, (JP Morgan LOC) 0.60%, 11/03/09	$5,000,000	$5,000,000
TOTAL COMMERCIAL PAPER (COST $5,000,000)		$5,000,000

MUNICIPAL BONDS – 25.7%

MASSACHUSETTS – 2.9%
Town of Holyoke, MA, GO Limited Notes, BANs 2.50%, 5/28/10	4,297,000	4,332,194

NEW YORK – 20.6%
Campbell-Savona, NY, Central School District, GO Unlimited, BANs, (State Aid Withholding) 5.00%, 11/19/09	2,000,000	2,002,498
Gilbertsville-Mount Upton Central School District, NY, GO Unlimited, Refunding Notes, BANs, (State Aid Withholding) 2.25%, 6/30/10	3,000,000	3,019,596
Kendall Central School District, NY, GO Unlimited Notes, BANs, (State Aid Withholding) 1.75%, 6/24/10	3,478,735	3,480,287
La Fargeville Central School District, NY, GO Unlimited Notes, BANs, (State Aid Withholding) 2.25%, 7/09/10	1,500,000	1,509,123

Description	Par Value	Value

Lafayette Central School District, NY, GO Unlimited Notes, BANs, (State Aid Withholding) 1.50%, 7/14/10	$4,500,000	$4,507,734
Penfield Central School District, NY, GO Unlimited Bonds, (Assured Guaranty State Aid Withholding) 3.00%, 6/15/10	1,000,000	1,012,290
Patchogue-Medford Union Free School District, NY, GO Unlimited Notes, TANs, (State Aid Withholdings) 1.50%, 6/28/10	4,000,000	4,014,340
Rockland County, NY, GO Unlimited Notes, RANs 2.50%, 3/09/10	4,000,000	4,017,313
Rockland County, NY, GO Unlimited Notes, TANs 2.00%, 3/09/10	3,000,000	3,007,268
Tarrytown NY, GO Unlimited Notes, BANs 2.50%, 11/13/09	1,438,000	1,438,468
Town of East Hampton, NY, GO Unlimited Notes, BANs, (Series A) 2.50%, 12/29/09	2,500,000	2,503,908
TOTAL NEW YORK		$30,512,825

WISCONSIN – 2.2%
Holmen, WI, School District, GO Unlimited, Refunding Notes, BANs, (Series B) 3.60%, 12/01/09	3,250,000	3,253,654
TOTAL MUNICIPAL BONDS (COST $38,098,673)		$38,098,673

(MTB New York Tax-Free Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

MTB New York Tax-Free Money Market Fund (continued)

Description	Par Value	Value

(3)SHORT-TERM MUNICIPAL BONDS – 70.9%

NEW YORK – 70.9%
(5)Albany, NY, IDA, Housing Revenue, AMT, (Series A) Weekly VRDNs, (South Mall Towers Project)/(FANNIE MAE) 0.28%, 11/05/09	$2,600,000	$2,600,000
Dutchess County, NY, IDA, (Series A) Weekly VRDNs, (Marist College)/(JP Morgan Chase Bank, LOC) 0.23%, 11/05/09	1,500,000	1,500,000
Dutchess County, NY, IDA, Weekly VRDNs, (Trinity-Pawling School Corp.)/(PNC Bank, N.A., LOC) 0.20%, 11/05/09	2,340,000	2,340,000
Long Island Power Authority, NY, Electric System Revenue, (Subseries 3B), Daily VRDNs, (West LB, LOC) 0.18%, 11/02/09	3,500,000	3,500,000
New York City, NY, GO Bonds, (Series F-4) Weekly VRDNs, (Landesbank Hessen-Thuringen, LOC) 0.20%, 11/04/09	1,475,000	1,475,000
New York City, NY, GO Bonds, (Series F-6) Weekly VRDNs, (Morgan Guarantee Trust, LOC) 0.22%, 11/04/09	1,825,000	1,825,000
New York City, NY, GO Bonds, (Series I, Subseries I-4) Weekly VRDNs, (Bank of New York, LOC) 0.23%, 11/04/09	3,500,000	3,500,000
New York City, NY, GO Bonds, (Subseries A-4) Daily VRDNs, (Landesbank Baden Wurttemburgh, LOC) 0.21%, 11/02/09	5,295,000	5,295,000
New York City, NY, GO Bonds, (Subseries A-5) Weekly VRDNs, (Bank of Nova Scotia, LOC) 0.18%, 11/04/09	1,350,000	1,350,000
New York City, NY, GO Bonds, (Subseries A-6) Weekly VRDNs, (Landesbank Baden Wurttemburgh, LOC) 0.21%, 11/04/09	5,500,000	5,500,000
New York City, NY, GO Bonds, (Subseries H-2) Daily VRDNs, (Dexia Credit Local, LOC), 0.18%, 11/02/09	6,365,000	6,365,000
New York City, NY, GO Unlimited Refunding Bonds (Subseries E2) Daily VRDNs, (JP Morgan Chase Bank), 0.20%, 11/02/09	1,740,000	1,740,000
New York City, NY, GO Unlimited, (Series B-Subseries B8) Weekly VRDNs, (Bayerische Landesbank, LOC) 0.20%, 11/04/09	3,200,000	3,200,000
New York City, NY, GO Unlimited, (Series I-Subseries I-3) Daily VRDNs, (Bank of America N.A., LOC) 0.22%, 11/02/09	8,150,000	8,150,000
New York City, NY, GO Unlimited, (Subseries A-7) Daily VRDNs, (AMBAC INS)/(Bank of Nova Scotia) 0.25%, 11/02/09	3,725,000	3,725,000
New York City, NY, GO Unlimited, (Subseries C-2) Weekly VRDNs, (Bayerische Landesbank, LOC) 0.20%, 11/04/09	500,000	500,000
New York City, NY, GO Unlimited, (Subseries E2) Daily VRDNs, (JP Morgan Chase Bank, LOC) 0.20%, 11/02/09	1,150,000	1,150,000
New York City, NY, GO Unlimited, (Subseries H-4) Daily VRDNs, (Bank of New York, LOC) 0.15%, 11/02/09	1,950,000	1,950,000

Description	Par Value	Value

New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series F-2) Weekly VRDNs, (JP Morgan Chase Bank) 0.23%, 11/04/09	$2,700,000	$2,700,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, (Series F-1) Daily VRDNs (Dexia Credit, LOC) 0.25%, 11/02/09	4,200,000	4,200,000
New York City, NY, Transitional Finance Authority, (Series A-2) Weekly VRDNs, (Bank of Nova Scotia) 0.20%, 11/04/09	3,800,000	3,800,000
New York City, NY, IDA, Civic Facility Revenue Bonds, Weekly VRDNs, (Casa Project)/(National Center for Addiction/Substance)/(Chase Manhattan Bank) 0.20%, 11/05/09	2,975,000	2,975,000
New York City, NY, IDA, Revenue Bonds, (Series A) Weekly VRDNs, (One Bryant Park LLC)/(Bank of America N.A./Citibank N.A., LOC) 0.20%, 11/05/09	6,000,000	6,000,000
New York State, Energy Research & Development Authority, Revenue Bonds, (Subseries A-1) Weekly VRDNs, (Consolidated Edison Co.)/(Wachovia Bank N.A., LOC) 0.18%, 11/04/09	7,000,000	7,000,000
(5)New York State, HFA Revenue Bond, AMT, (Series 2005-A) Weekly VRDNs, (L&M 93rd Street LLC)/(Landesbank Hessen-Thuringen, LOC) 0.27%, 11/04/09	5,000,000	5,000,000
New York State, Housing Finance Agency, Revenue Bonds, (Series A) Weekly VRDNs, (Historic Front Street/Yarrow LLC)/(Landesbank Hessen-Thuringen, LOC) 0.22%, 11/04/09	5,000,000	5,000,000
New York State, Local Government Assistance Corp., (Series B) Weekly VRDNs, (GO of Corp.)/(Westdeutsche Landesbank/ Bayerische Landesbank, LOC) 0.22%, 11/04/09	3,900,000	3,900,000
New York State, Local Government Assistance Corp., Revenue Bonds, (Series A) Weekly VRDNs, (GO of Corp.)/(Bayerische Landesbank/ Westdeutsche Landesbank, LOC) 0.30%, 11/04/09	900,000	900,000
New York State, Local Government Assistance Corp., Revenue Bonds, (Series G) Weekly VRDNs, (Bank of Nova Scotia, LOC) 0.18%, 11/04/09	4,700,000	4,700,000
Ontario County, NY, IDA, (Series A) Weekly VRDNs, (Frederick Ferris Thompson Hospital)/(Key Bank of New York, LOC) 1.25%, 11/04/09	2,000,000	2,000,000
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Subseries B-4) Weekly VRDNs, (GO of Authority)/(Landesbank Baden Wurttemburgh, LIQ) 0.23%, 11/05/09	1,100,000	1,100,000
TOTAL NEW YORK		$104,940,000
TOTAL SHORT-TERM MUNICIPAL BONDS (COST $104,940,000)		$104,940,000
TOTAL INVESTMENTS – 100.0% (COST $148,038,673)		$148,038,673
OTHER LIABILITIES LESS ASSETS – 0.0%**		(95,869)
TOTAL NET ASSETS – 100.0%		$147,942,804

(MTB New York Tax-Free Money Market Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	17

MTB New York Tax-Free Money Market Fund (concluded)

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Commercial Paper	$—	$5,000,000	$—	$5,000,000
Municipal Bonds	—	38,098,673	—	38,098,673
Short-Term Municipal Bonds	—	104,940,000	—	104,940,000

Total	$—	$148,038,673	$—	$148,038,673

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

18

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Pennsylvania Tax-Free Money Market Fund

At October 31, 2009, the Fund’s sector classifications were as follows:

Percentage of Total Net Assets
Medical	18.0%
Development	15.4%
School District	10.7%
Higher Education	10.6%
Utilities	9.4%
Pollution Control	8.6%
General Obligation	8.0%
Education	7.1%
Airport Development & Maintenance	4.0%
Power	3.5%
Nursing Homes	2.5%
General Revenue	1.9%
Transportation	1.3%
Water & Sewer	1.3%
Other Assets and Liabilities – Net[1]	(2.3)%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Par Value	Value

MUNICIPAL BONDS – 16.2%

NEW YORK – 2.5%
Campbell-Savona, NY, Central School District, GO Unlimited, BANs, (State Aid Withholding) 5.00%, 11/19/09	$1,400,000	$1,401,748

PENNSYLVANIA – 11.1%
Allegheny County, PA, Industrial Development Authority, Revenue Bonds, Mandatory Tender, (Animal Friends, Inc. Project)/(PNC Bank N.A., LOC) 1.35%, 12/16/09	1,370,000	1,370,000
Camp Hill School District, PA, GO Unlimited Refunding Bonds, (Series A), (State Aid Withholding) 2.00%, 5/15/10	500,000	503,282
Dover Township, PA, Sewer Authority, Refunding Revenue Bonds, (Series A), (Municipal Government, GTD) 2.00%, 11/02/09	740,000	740,000
Forest Hills, PA, School District Refunding Revenue Bonds, GO Limited, (Assured Guaranty State Aid Withholding) 3.00%, 11/15/09	960,000	960,733
Lebanon, PA, School District, GO Limited, Refunding Bonds, (Series AA), (FSA State Aid Withholding) 2.00%, 6/15/10	1,735,000	1,744,047

Description	Par Value	Value

Philadelphia, PA, TRANs, (Series B) 2.50%, 6/30/10	$1,000,000	$1,011,890
TOTAL PENNSYLVANIA		$6,329,952

WISCONSIN – 2.6%
Holmen, WI, School District, GO Unlimited, Refunding Notes, BANs, (Series B) 3.60%, 12/01/09	1,500,000	1,501,687
TOTAL MUNICIPAL BONDS (COST $9,233,387)		$9,233,387

(3)SHORT-TERM MUNICIPAL BONDS – 86.1%

NEW YORK – 6.1%
New York City, NY, GO Bonds, (Subseries H-2) Daily VRDNs, (Dexia Credit Local, LOC), 0.18%, 11/02/09	$1,500,000	$1,500,000
New York City, NY, GO Unlimited, (Subseries H-4) Daily VRDNs, (Bank of New York, LOC) 0.15%, 11/02/09	2,000,000	2,000,000
TOTAL NEW YORK		$3,500,000

(MTB Pennsylvania Tax-Free Money Fund continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	19

MTB Pennsylvania Tax-Free Money Fund (continued)

Description	Par Value	Value

PENNSYLVANIA – 80.0%
Allegheny County, PA, Higher Education Building Authority, Daily VRDNs, (Carnegie Mellon University)/(Landesbank Hessen-Thuringen (GTD) SA) 0.18%, 11/02/09	$975,000	$975,000
Allentown, PA, Commercial and IDA, Daily VRDNs, (Diocese of Allentown)/(Wachovia Bank N.A., LOC) 0.22%, 11/02/09	2,250,000	2,250,000
Beaver County Industrial Development Authority, PA, Refunding Revenue Bonds, Daily VRDNs, (Firstenergy Generation)/ (Barclays Bank PLC, LOC) 0.20%, 11/02/09	700,000	700,000
Beaver County Industrial Development Authority, PA, Refunding Revenue Bonds, Daily VRDNs, (Firstenergy Nuclear Generation)/(Barclays Bank PLC, LOC) 0.20%, 11/02/09	300,000	300,000
Beaver County, PA, IDA, Refunding Revenue Bonds, Weekly VRDNs, (Atlantic Richfield, GTD)/(BP PLC, GTD) 0.30%, 11/04/09	1,500,000	1,500,000
Bucks County Industrial Development Authority, PA, Refunding Revenue Bonds, (Series A), Weekly VRDNs, (Grand View Hospital)/(TD Bank N.A., LOC) 0.20%, 11/05/09	1,000,000	1,000,000
Chester County, PA, HEFA, Health System Refunding Revenue Bonds, (Series A) Weekly VRDNs, (Jefferson Health System)/(JP Morgan Chase Bank) 0.22%, 11/04/09	1,000,000	1,000,000
Chester County, PA, HEFA, Revenue Bonds, (Series A) Weekly VRDNs, (Barclay Friends)/(Wachovia Bank N.A., LOC) 0.42%, 11/04/09	300,000	300,000
Chester County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (Archdiocese of Philadelphia)/(Wachovia Bank, LOC) 0.22%, 11/02/09	1,000,000	1,000,000
Delaware County Industrial Development Authority, PA, Refunding Revenue Bonds, Daily VRDNs, (BP PLC) 0.20%, 11/02/09	700,000	700,000
Delaware County Industrial Development Authority, PA, Revenue Bonds, Weekly VRDNs, (Commerce Bank N.A., LOC) 0.31%, 11/05/09	2,800,000	2,800,000
Delaware County, PA, IDA, Refunding Revenue Bonds, (Series G) Weekly VRDNs, (General Electric Capital Corp.) 0.20%, 11/04/09	700,000	700,000
Delaware County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (United Parcel Services, Inc.) 0.18%, 11/02/09	2,300,000	2,300,000
Delaware County, PA, IDA, Revenue Bonds, (Series G) Weekly VRDNs, (Res Recovery Facility)/(General Electric Capital Corp.) 0.20%, 11/04/09	1,580,000	1,580,000
Delaware River Port Authority PA, PA & NJ Refunding Revenue Bonds, (Series B), Weekly VRDNs, (TD Bank N.A., LOC) 0.20%, 11/05/09	755,000	755,000
Emmaus General Authority, PA, Local Government Revenue Bonds, (Pool B, Subseries B31) Weekly VRDNs, (U.S. Bank NA, LOC) 0.24%, 11/04/09	700,000	700,000
Emmaus General Authority, PA, Local Government Revenue Bonds, (Pool E, Subseries E25) Weekly VRDNs, (U.S. Bank NA, LOC) 0.24%, 11/04/09	700,000	700,000

Description	Par Value	Value

Emmaus, PA, General Authority Revenue (Series B) Weekly VRDNs, (Goldman Sachs & Company-GIC) 0.32%, 11/04/09	$1,100,000	$1,100,000
Emmaus, PA, General Authority Revenue (Series G) Weekly VRDNs, (Goldman Sachs & Company-GIC) 0.32%, 11/04/09	400,000	400,000
Erie County, PA, Hospital Authority, Refunding Revenue Bonds, Daily VRDNs, (Hamot Health Foundation)/(PNC Bank N.A., LOC) 0.18%, 11/02/09	1,160,000	1,160,000
Geisinger Authority, PA, Health System Refunding Bonds, (Series A) Daily VRDNs, (Geisinger Health System Foundation)/(Bank of America N.A.) 0.21%, 11/02/09	2,000,000	2,000,000
(5)Indiana County, PA, IDA, Revenue Bonds, AMT, (Series A) Daily VRDNs, (Exelon Generation Co. LLC)/(BNP Paribas, LOC) 0.24%, 11/02/09	1,000,000	1,000,000
Lancaster County, PA, Hospital Authority Revenue Bonds, Daily VRDNs, (Bank of America N.A., LOC)/(Lancaster General Hospital) 0.24%, 11/02/09	700,000	700,000
Lehigh County, PA, General Purpose Hospital Revenue, Refunding Bonds, (Series C) Daily VRDNs, (Lehigh Valley Health Network)/(Bank of America N.A., LOC) 0.20%, 11/02/09	1,500,000	1,500,000
Moon, PA, IDA, Refunding Revenue Bonds, Weekly VRDNs, (PNC Bank N.A., LOC)/(Executive Office Association Project) 0.20%, 11/05/09	2,000,000	2,000,000
New Castle, PA, Area Hospital Authority, Hospital Refunding Revenue Bonds, Weekly VRDNs, (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank N.A.) 0.31%, 11/04/09	1,000,000	1,000,000
Pennsylvania State, Higher Education Facilities Authority, Revenue Bonds, (Series B) Weekly VRDNs, (Drexel University)/(Landesbank Hessen-Thuringen, LOC) 0.33%, 11/05/09	1,260,000	1,260,000
Pennsylvania State, University Revenue Bonds, (Series A) Weekly VRDNs, (Pennsylvania State University)/(GO of University)/(West Deutsche Landesbank), 0.26%, 11/05/09	2,300,000	2,300,000
(5)Pennsylvania, Energy Development Authority, Revenue Bonds, AMT, Weekly VRDNs, (Edensburg Power Company)/(Landesbank Hessen-Thuringen, LOC) 0.28%, 11/04/09	2,000,000	2,000,000
Philadelphia, PA, Authority for Industrial Development, Refunding Revenue Bonds, (Series A2) Weekly VRDNs, (JP Morgan Chase 50%, Bank of Nova Scotia 50%, LOC) 0.20%, 11/05/09	4,850,000	4,850,000
Philadelphia, PA, HEFA, Hospital Refunding Bonds, (Series A) Daily VRDNs, (Childrens Hospital Philadelphia)/(Fleet National Bank) 0.18%, 11/02/09	420,000	420,000
Philadelphia, PA, HEFA, Hospital Refunding Bonds, (Series A) Daily VRDNs, (Childrens Hospital Project)/(JP Morgan Chase Bank, SPA) 0.18%, 11/02/09	1,200,000	1,200,000
Pittsburgh, PA, Water & Sewer Authority System, Refunding Revenue Bonds, (Series B-1) Weekly VRDNs, (FSA INS)/(JP Morgan Chase Bank) 0.25%, 11/05/09	500,000	500,000

(MTB Pennsylvania Tax-Free Money Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

20	PORTFOLIOS OF INVESTMENTS

MTB Pennsylvania Tax-Free Money Market Fund (concluded)

Description	Par Value	Value

Washington County Authority, PA, Refunding Revenue Bonds, Weekly VRDNs, (University of Pennsylvania) 0.20%, 11/05/09	$1,500,000	$1,500,000
Wilkins Area Industrial Development Authority, PA, Refunding Revenue Bonds (Series B) Weekly VRDNs, (Fairview Extended Care Services)/(Bank of America N.A. LOC) 0.19%, 11/05/09	1,400,000	1,400,000
TOTAL PENNSYLVANIA		$45,550,000
TOTAL SHORT-TERM MUNICIPAL BONDS (COST $49,050,000)		$49,050,000
TOTAL INVESTMENTS – 102.3% (COST $58,283,387)		$58,283,387
OTHER LIABILITIES LESS ASSETS – (2.3%)		(1,316,656)
TOTAL NET ASSETS – 100.0%		$56,966,731

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$9,233,387	$—	$9,233,387
Short-Term Municipal Bonds	—	49,050,000	—	49,050,000

Total	$—	$58,283,387	$—	$58,283,387

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes to Portfolios of Investments

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO PORTFOLIOS OF INVESTMENTS	21

(1)	Floating rate note with current rate and next reset date shown.

(2)	Zero coupon security. The rate shown reflects the effective yield at purchase date.

(3)	Current rate and next reset date shown for Variable Rate Demand Notes.

(4)	Discount rate at time of purchase.

(5)

At October 31, 2009, 5.3% of the total investments at market value were subject to the federal alternative minimum tax for Tax-Free Money Market Fund, 5.1% for New York Tax-Free Money Market Fund and 5.1% for Pennsylvania Money Market Fund.

**	Represents less than 0.05%.

#	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2009, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
MTB U.S. Government Money Market Fund	$100,052,376	3.9%
MTB Money Market Fund	546,605,319	30.2%
MTB Prime Money Market Fund	104,926,171	26.2%

@	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2009, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Value	Percentage of Total Net Assets
MTB U.S. Government Money Market Fund
Straight-A Funding LLC	10/16/2009	50,036,009	50,040,682
Straight-A Funding LLC	10/15/2009	50,006,733	50,011,694
			100,052,376	3.9%
MTB Money Market Fund
Atlantis One Funding Corp.	10/23/2009	44,932,500	44,935,875
CAFCO LLC	9/30/2009	42,964,549	42,975,251
CAFCO LLC	9/11/2009	39,975,833	39,990,000
Ciesco LLC	10/1/2009	74,922,500	74,941,875
CRC Funding, LLC	9/11/2009	39,960,333	39,977,333
Gemini Security Corp., LLC	9/25/2009	40,988,981	40,998,041
Govco LLC	9/10/2009	39,977,500	39,991,944
Johnson & Johnson	10/28/2009	44,990,400	44,990,800
Microsoft Corp.	10/28/2009	44,992,400	44,992,800
Nestle Capital Corp.	5/19/2009	37,872,827	37,956,933
Pfizer, Inc.	5/28/2009	44,844,313	44,936,550
Toronto Dominion Holdings USA	10/21/2009	49,913,333	49,917,917
			546,605,319	30.2%
MTB Prime Money Market Fund
Atlantis One Funding Corp.	10/23/2009	4,992,500	4,992,875
CAFCO LLC	9/30/2009	6,994,229	6,995,971
CAFCO LLC	9/11/2009	9,993,958	9,997,500
Ciesco LLC	10/1/2009	16,982,433	16,986,825
CRC Funding, LLC	9/11/2009	9,990,083	9,994,333
Gemini Security Corp., LLC	9/25/2009	8,997,581	8,999,570
Govco LLC	9/10/2009	9,994,375	9,997,986
Johnson & Johnson	10/28/2009	4,998,933	4,998,978
Microsoft Corp.	10/28/2009	4,999,156	4,999,200
Nestle Capital Corp.	5/19/2009	11,959,840	11,986,400
Pfizer, Inc.	5/28/2009	4,982,701	4,992,950
Toronto Dominion Holdings USA	10/21/2009	9,982,667	9,983,583
			104,926,171	26.2%

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

22	NOTES TO PORTFOLIOS OF INVESTMENTS

The following acronyms are used throughout this report:

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax

BANs – Bond Anticipation Notes

COL – Collateralized

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GO – General Obligation

GTD – Guaranteed

HEFA – Health & Education Facilities Authority

HFA – Housing Finance Authority

IDA – Industrial Development Authority

IDB – Industrial Development Board

INS – Insured

INSTN – Institution

LIQ – Liquidity Agreement

LLC – Limited Liability Corporation

LOC(s) – Letter(s) of Credit

LP – Limited Partnership

MFH – Multi-Family Housing

RANs – Revenue Anticipation Notes

SA – Special Assessment

TANs – Tax Anticipation Notes

TRANs – Tax and Revenue Anticipation Notes

UT – Unlimited Tax

VRDNs – Variable Rate Demand Notes

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES	23

October 31, 2009	MTB U.S. Treasury Money Market Fund	MTB U.S. Government Money Market Fund	MTB Tax-Free Money Market Fund	MTB Money Market Fund
ASSETS:
Investments, at identified cost	$940,958,789	$2,686,513,611	$192,932,230	$1,882,152,956

Investments in repurchase agreements	$416,000,000	$631,000,000	$—	$184,000,000
Investments in securities	524,958,789	2,055,513,611	192,932,230	1,698,152,956

TOTAL INVESTMENTS IN SECURITIES AND REPURCHASE AGREEMENTS VALUED AT AMORTIZED COST	940,958,789	2,686,513,611	192,932,230	1,882,152,956

Cash	658,242	362,964	—	814,695
Other assets	36,640	57,099	15,829	18,413
Income receivable	268,479	1,877,907	595,685	145,595

TOTAL ASSETS	941,922,150	2,688,811,581	193,543,744	1,883,131,659

LIABILITIES:
Payable to custodian	—	—	203,423	—
Payable for investments purchased	—	125,000,000	—	75,000,000
Income distribution payable	8,151	42,458	9,470	57,843
Payable for Trustees’ fees	1,200	1,200	1,200	1,200
Payable for distribution services fee	3,711	6,923	1,380	3,227
Payable for shareholder services fee	—	—	116	26,438
Accrued expenses	85,298	192,876	21,063	246,379

TOTAL LIABILITIES	98,360	125,243,457	236,652	75,335,087

NET ASSETS	$941,823,790	$2,563,568,124	$193,307,092	$1,807,796,572

NET ASSETS CONSIST OF:
Paid-in capital	$941,837,548	$2,563,778,971	$193,302,970	$1,807,901,381
Accumulated net realized gain (loss) on investments	(33)	—	(566)	(11,291)
Undistributed (Distributions in excess of) net investment income	(13,725)	(210,847)	4,688	(93,518)

TOTAL NET ASSETS	$941,823,790	$2,563,568,124	$193,307,092	$1,807,796,572

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Class A
Net Assets	$105,169,302	$40,390,852	$21,648,471	$536,097,821

Shares outstanding (unlimited shares authorized)	105,175,624	40,395,250	21,649,305	536,227,822

Net Asset Value per share	$1.00	$1.00	$1.00	$1.00

Class A2
Net Assets	$—	$—	$—	$281,919,241

Shares outstanding (unlimited shares authorized)	—	—	—	281,976,261

Net Asset Value per share	$—	$—	$—	$1.00

Class B
Net Assets	$—	$—	$—	$299,603

Shares outstanding (unlimited shares authorized)	—	—	—	299,697

Net Asset Value per share	$—	$—	$—	$1.00

Class S
Net Assets	$15,354,199	$—	$—	$19,845,655

Shares outstanding (unlimited shares authorized)	15,354,798	—	—	19,851,297

Net Asset Value per share	$1.00	$—	$—	$1.00

Institutional I Shares
Net Assets	$228,506,479	$656,139,244	$125,507,337	$650,259,414

Shares outstanding (unlimited shares authorized)	228,525,861	656,254,500	125,513,156	650,425,732

Net Asset Value per share	$1.00	$1.00	$1.00	$1.00

Institutional II Shares
Net Assets	$592,793,810	$1,867,038,028	$46,151,284	$319,374,838

Shares outstanding (unlimited shares authorized)	592,836,147	1,867,236,170	46,153,331	319,474,613

Net Asset Value per share	$1.00	$1.00	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

24	STATEMENTS OF ASSETS AND LIABILITIES (concluded)

October 31, 2009	MTB Prime Money Market Fund	MTB New York Tax-Free Money Market Fund	MTB Pennsylvania Tax-Free Money Market Fund
ASSETS:
Investments, at identified cost	$414,890,145	$148,038,673	$58,283,387

Investments in repurchase agreements	$78,000,000	$—	$—
Investments in securities	336,890,145	148,038,673	58,283,387

TOTAL INVESTMENTS IN SECURITIES AND REPURCHASE AGREEMENTS VALUED AT AMORTIZED COST	414,890,145	148,038,673	58,283,387

Cash	46,440	—	—
Other assets	21,963	14,381	19,245
Income receivable	35,393	534,780	165,682

TOTAL ASSETS	414,993,941	148,587,834	58,468,314

LIABILITIES:
Payable to custodian	—	615,389	468,324
Payable for investments purchased	15,000,000	—	1,011,890
Income distribution payable	27,254	5,607	1,971
Payable for Trustees’ fees	1,200	1,200	1,200
Payable for shareholder services fee	4,555	170	—
Accrued expenses	43,603	22,664	18,198

TOTAL LIABILITIES	15,076,612	645,030	1,501,583

NET ASSETS	$399,917,329	$147,942,804	$56,966,731

NET ASSETS CONSIST OF:
Paid-in capital	$399,920,256	$148,020,375	$56,963,345
Accumulated net realized gain (loss) on investments	(2,927)	(69,908)	—
Undistributed (Distributions in excess of) net investment income	—	(7,663)	3,386

TOTAL NET ASSETS	$399,917,329	$147,942,804	$56,966,731

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Class A
Net Assets	$—	$75,164,349	$12,744,382

Shares outstanding (unlimited shares authorized)	—	75,197,777	12,744,142

Net Asset Value per share	$—	$1.00	$1.00

Corporate Shares
Net Assets	$399,917,329	$—	$—

Shares outstanding (unlimited shares authorized)	399,922,815	—	—

Net Asset Value per share	$1.00	$—	$—

Institutional I Shares
Net Assets	$—	$72,778,455	$21,985,405

Shares outstanding (unlimited shares authorized)	—	72,822,579	21,982,503

Net Asset Value per share	$—	$1.00	$1.00

Institutional II Shares
Net Assets	$—	$—	$22,236,944

Shares outstanding (unlimited shares authorized)	—	—	22,236,702

Net Asset Value per share	$—	$—	$1.00

See Notes which are an integral part of the Financial Statements

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS	25

For the Six Months Ended October 31, 2009	MTB U.S. Treasury Money Market Fund	MTB U.S. Government Money Market Fund	MTB Tax-Free Money Market Fund	MTB Money Market Fund
INVESTMENT INCOME:
Interest	$1,741,663	$5,304,147	$609,571	$3,640,745

EXPENSES:
Investment advisory fee	2,241,584	5,555,588	422,933	3,855,716
Administrative personnel and services fee	152,087	377,284	28,729	261,782
Portfolio accounting and custodian fees	152,988	438,045	23,656	367,863
Transfer and dividend disbursing agent fees and expenses	10,216	4,596	4,897	157,981
Trustees’ fees	5,818	5,910	5,792	6,589
Professional fees	27,692	26,221	24,039	30,220
Distribution services fee—Class A Shares	—	52,664	27,958	—
Distribution services fee—Class A2 Shares	—	—	—	375,117
Distribution services fee—Class B Shares	—	—	—	1,398
Distribution services fee—Class S Shares	13,900	—	—	29,790
Distribution services fee—Institutional II Shares	874,160	2,243,376	61,275	478,956
Shareholder services fee—Class A Shares	136,524	52,664	27,958	692,419
Shareholder services fee—Class A2 Shares	—	—	—	375,117
Shareholder services fee—Class B Shares	—	—	—	466
Shareholder services fee—Institutional I Shares	376,406	1,176,202	174,929	833,074
Shareholder services fee—Class S Shares	13,900	—	—	29,790
Share registration costs	18,953	13,438	14,320	27,725
Printing and postage	4,537	2,017	1,814	33,523
U.S. Treasury money market guarantee program premiums	—	522,738	21,066	415,439
Miscellaneous	64,746	130,878	9,611	98,972

TOTAL EXPENSES	4,093,511	10,601,621	848,977	8,071,937

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by Advisor	(1,067,936)	(2,120,824)	(112,209)	(2,242,093)
Waiver/reimbursement of distribution services fee—Class A Shares	—	(52,664)	(20,356)	—
Waiver/reimbursement of distribution services fee—Class A2 Shares	—	—	—	(375,117)
Waiver/reimbursement of distribution services fee—Class B Shares	—	—	—	(1,375)
Waiver/reimbursement of distribution services fee—Class S Shares	(13,900)	—	—	(22,913)
Waiver/reimbursement of distribution services fee—Institutional II Shares	(874,160)	(2,209,600)	(43,619)	(460,195)
Waiver/reimbursement of shareholder services fee—Class A Shares	(136,524)	(51,816)	(24,620)	(603,459)
Waiver/reimbursement of shareholder services fee—Class A2 Shares	—	—	—	(350,876)
Waiver/reimbursement of shareholder services fee—Class B Shares	—	—	—	(430)
Waiver/reimbursement of shareholder services fee—Institutional I Shares	(376,406)	(1,176,202)	(174,929)	(833,076)
Waiver/reimbursement of shareholder services fee—Class S Shares	(13,900)	—	—	(22,294)
Reimbursement of transfer and dividend disbursing agent fees and expenses by Administrator	(436)	(241)	(243)	(5,437)
Reimbursement of principal executive officer fee by Administrator	(1,734)	(4,897)	(197)	(4,171)

TOTAL WAIVERS AND REIMBURSEMENTS	(2,484,996)	(5,616,244)	(376,173)	(4,921,436)

Net expenses	1,608,515	4,985,377	472,804	3,150,501

Net investment income	133,148	318,770	136,767	490,244

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized and unrealized gain (loss) on investments	—	—	—	—

Change in net assets resulting from operations	$133,148	$318,770	$136,767	$490,244

See Notes which are an integral part of the Financial Statements

(Statements of Operations continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

26	STATEMENTS OF OPERATIONS (concluded)

For the Six Months Ended October 31, 2009	MTB Prime Money Market Fund	MTB New York Tax-Free Money Market Fund	MTB Pennsylvania Tax-Free Money Market Fund
INVESTMENT INCOME:
Interest	$908,836	$562,635	$150,614

EXPENSES:
Investment advisory fee	930,534	362,480	96,898
Administrative personnel and services fee	63,161	24,607	6,582
Portfolio accounting and custodian fees	64,418	25,449	10,131
Transfer and dividend disbursing agent fees and expenses	4,819	7,923	4,484
Trustees’ fees	5,969	6,173	5,796
Professional fees	24,801	23,591	24,292
Distribution services fee—Class A Shares	—	—	6,771
Distribution services fee—Corporate Shares	581,584	—	—
Distribution services fee—Institutional II Shares	—	—	8,815
Shareholder services fee—Class A Shares	—	101,373	6,771
Shareholder services fee—Corporate Shares	581,584	—	—
Shareholder services fee—Institutional I Shares	—	125,177	44,975
Share registration costs	8,771	12,592	12,098
Printing and postage	2,370	1,814	1,211
U.S. Treasury money market guarantee program premiums	78,770	26,254	8,211
Miscellaneous	33,634	9,127	6,106

TOTAL EXPENSES	2,380,415	726,560	243,141

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by Advisor	(579,854)	(44,770)	(48,824)
Waiver of distribution services fee—Class A Shares	—	—	(5,668)
Waiver of distribution services fee—Corporate Shares	(581,584)	—	—
Waiver of distribution services fee—Institutional II Shares	—	—	(8,291)
Waiver of shareholder services fee—Class A Shares	—	(76,201)	(6,771)
Waiver of shareholder services fee—Corporate Shares	(540,682)	—	—
Waiver of shareholder services fee—Institutional I Shares	—	(125,177)	(44,975)
Reimbursement of transfer and dividend disbursing agent fees and expenses by Administrator	(255)	(360)	(239)
Reimbursement of principal executive officer fee by Administrator	(692)	(202)	(44)

TOTAL WAIVERS AND REIMBURSEMENTS	(1,703,067)	(246,710)	(114,812)

Net expenses	677,348	479,850	128,329
Net investment income	231,488	82,785	22,285

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized and unrealized gain (loss) on investments	—	(63,251)	—

Change in net assets resulting from operations	$231,488	$19,534	$22,285

See Notes which are an integral part of the Financial Statements

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	27

	MTB U.S. Treasury Money Market Fund		MTB U.S. Government Money Market Fund
	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$133,148	$7,257,969	$318,770	$47,064,035
Net realized gain (loss) on investments	—	—	—	—

Change in net assets resulting from operations	133,148	7,257,969	318,770	47,064,035

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(12,834)	(647,425)	(4,614)	(417,938)
Class S Shares	(1,199)	(93,176)	—	—
Institutional I Shares	(38,396)	(3,636,026)	(124,155)	(27,687,941)
Institutional II Shares	(84,102)	(2,788,783)	(193,322)	(17,869,642)

Change in net assets resulting from distributions to shareholders	(136,531)	(7,165,410)	(322,091)	(45,975,521)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	304,481,419	1,153,506,573	64,634,824	130,123,623
Class S Shares	42,032,517	146,508,240	—	—
Institutional I Shares	279,228,240	1,476,315,519	1,005,107,255	2,542,634,865
Institutional II Shares	779,527,440	2,732,728,019	2,715,910,538	3,724,568,508
Distributions reinvested
Class A Shares	9,979	479,971	4,251	412,888
Class S Shares	—	—	—	—
Institutional I Shares	313	34,890	—	—
Institutional II Shares	—	—	41	—
Cost of shares redeemed
Class A Shares	(333,076,920)	(1,123,724,714)	(66,674,934)	(114,897,627)
Class S Shares	(36,949,177)	(157,401,746)	—	—
Institutional I Shares	(445,272,919)	(1,647,335,294)	(1,743,753,039)	(3,345,418,258)
Institutional II Shares	(939,012,882)	(2,427,948,052)	(2,491,002,321)	(3,500,338,884)

Change in net assets resulting from share transactions	(349,031,990)	153,163,406	(515,773,385)	(562,914,885)

Change in net assets	(349,035,373)	153,255,965	(515,776,706)	(561,826,371)
NET ASSETS:
Beginning of period	1,290,859,163	1,137,603,198	3,079,344,830	3,641,171,201

End of period	$941,823,790	$1,290,859,163	$2,563,568,124	$3,079,344,830

Distributions in excess of net investment income included in net assets at end of period	$(13,725)	$(10,342)	$(210,847)	$(207,526)

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	304,481,419	1,153,506,573	64,634,824	130,123,623
Class S Shares	42,032,517	146,508,240	—	—
Institutional I Shares	279,228,240	1,476,315,519	1,005,107,255	2,542,634,865
Institutional II Shares	779,527,440	2,732,728,019	2,715,910,538	3,724,568,508
Distributions reinvested
Class A Shares	9,979	479,971	4,251	412,888
Class S Shares	—	—	—	—
Institutional I Shares	313	34,890	—	—
Institutional II Shares	—	—	41	—
Shares redeemed
Class A Shares	(333,076,920)	(1,123,724,714)	(66,674,934)	(114,897,627)
Class S Shares	(36,949,177)	(157,401,746)	—	—
Institutional I Shares	(445,272,919)	(1,647,335,294)	(1,743,753,039)	(3,345,418,258)
Institutional II Shares	(939,012,882)	(2,427,948,052)	(2,491,002,321)	(3,500,338,884)

Net change resulting from share transactions	(349,031,990)	153,163,406	(515,773,385)	(562,914,885)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

28	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MTB Tax-Free Money Market Fund		MTB Money Market Fund
	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$136,767	$2,000,125	$490,244	$37,500,169
Net realized gain (loss) on investments	—	2	—	—

Change in net assets resulting from operations	136,767	2,000,127	490,244	37,500,169

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(5,981)	(221,729)	(96,585)	(8,944,305)
Class A2 Shares	—	—	(60,444)	(5,445,838)
Class B Shares	—	—	(66)	(1,870)
Class S Shares	—	—	(3,984)	(546,654)
Institutional I Shares	(110,301)	(1,224,871)	(220,068)	(10,982,176)
Institutional II Shares	(20,494)	(561,256)	(108,655)	(10,767,726)

Change in net assets resulting from distributions to shareholders	(136,776)	(2,007,856)	(489,802)	(36,688,569)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	22,908,783	63,715,273	790,984,905	2,707,507,852
Class A2 Shares	—	—	54,777,520	190,321,634
Class B Shares	—	—	500	463,713
Class S Shares	—	—	110,715,699	513,636,230
Institutional I Shares	105,789,692	211,927,019	577,453,181	1,564,874,705
Institutional II Shares	28,869,007	137,294,378	531,454,915	1,241,929,892
Distributions reinvested
Class A Shares	5,104	221,232	67,317	7,151,239
Class A2 Shares	—	—	68,480	5,354,552
Class B Shares	—	—	63	1,797
Class S Shares	—	—	67	126
Institutional I Shares	186	8	12,665	600,399
Institutional II Shares	—	—	7	3,752
Cost of shares redeemed
Class A Shares	(22,603,233)	(64,798,702)	(885,383,299)	(2,922,376,595)
Class A2 Shares	—	—	(93,173,032)	(335,107,120)
Class B Shares	—	—	(118,525)	(319,214)
Class S Shares	—	—	(121,293,648)	(545,032,625)
Institutional I Shares	(160,867,000)	(101,476,382)	(739,302,551)	(1,544,002,178)
Institutional II Shares	(31,860,129)	(127,217,909)	(659,290,588)	(1,899,504,847)

Change in net assets resulting from share transactions	(57,757,590)	119,664,917	(433,026,324)	(1,014,496,688)

Change in net assets	(57,757,599)	119,657,188	(433,025,882	(1,013,685,088)
NET ASSETS:
Beginning of period	251,064,691	131,407,503	2,240,822,454	3,254,507,542

End of period	$193,307,092	$251,064,691	$1,807,796,572	$2,240,822,454

Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$4,688	$4,697	$(93,518)	$(93,960)

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	22,908,783	63,715,273	790,984,905	2,707,507,852
Class A2 Shares	—	—	54,777,520	190,321,634
Class B Shares	—	—	500	463,713
Class S Shares	—	—	110,715,699	513,636,230
Institutional I Shares	105,789,692	211,927,019	577,453,181	1,564,874,705
Institutional II Shares	28,869,007	137,294,378	531,454,915	1,241,929,892
Distributions reinvested
Class A Shares	5,104	221,233	67,317	7,151,239
Class A2 Shares	—	—	68,480	5,354,552
Class B Shares	—	—	63	1,797
Class S Shares	—	—	67	126
Institutional I Shares	186	8	12,665	600,399
Institutional II Shares	—	—	7	3,752
Shares redeemed
Class A Shares	(22,603,233)	(64,798,702)	(885,383,148)	(2,922,376,595)
Class A2 Shares	—	—	(93,173,032)	(335,107,120)
Class B Shares	—	—	(118,525)	(319,214)
Class S Shares	—	—	(121,293,648)	(545,032,625)
Institutional I Shares	(160,867,000)	(101,476,382)	(739,302,551)	(1,544,002,178)
Institutional II Shares	(31,860,129)	(127,217,909)	(659,290,588)	(1,899,504,847)

Net change resulting from share transactions	(57,757,590)	119,664,918	(433,026,173)	(1,014,496,688)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	29

	MTB Prime Money Market Fund		MTB New York Tax-Free Money Market Fund
	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$231,488	$6,247,420	$82,785	$2,097,356
Net realized gain (loss) on investments	—	—	(63,251)	(6,657)

Change in net assets resulting from operations	231,488	6,247,420	19,534	2,090,699

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	—	—	(21,507)	(974,681)
Corporate Shares	(231,472)	(6,053,388)	—	—
Institutional I Shares	—	—	(61,338)	(1,117,781)
Distributions from net realized gain on investments
Class A Shares	—	—	—	(4,689)
Institutional I Shares	—	—	—	(5,681)

Change in net assets resulting from distributions to shareholders	(231,472)	(6,053,388)	(82,845)	(2,102,832)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	—	—	116,092,915	233,844,001
Corporate Shares	635,145,885	1,549,587,589	—	—
Institutional I Shares	—	—	84,065,389	233,010,031
Distributions reinvested
Class A Shares	—	—	26,070	922,360
Corporate Shares	75,165	2,051,810	—	—
Institutional I Shares	—	—	8,805	105,799
Cost of shares redeemed
Class A Shares	—	—	(124,580,617)	(251,391,104)
Corporate Shares	(799,837,762)	(1,442,074,281)	—	—
Institutional I Shares	—	—	(124,652,947)	(169,349,604)

Change in net assets resulting from share transactions	(164,616,712)	109,565,118	(49,040,385)	47,141,483

Change in net assets	(164,616,696)	109,759,150	(49,103,696)	47,129,350
NET ASSETS:
Beginning of period	564,534,025	454,774,875	197,046,500	149,917,150

End of period	$399,917,329	$564,534,025	$147,942,804	$197,046,500

Distributions in excess of net investment income included in net assets at end of period	$—	$(16)	$(7,663)	$(7,603)

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	—	—	116,092,915	233,844,001
Corporate Shares	635,145,885	1,549,587,589	—	—
Institutional I Shares	—	—	84,065,389	233,010,031
Distributions reinvested
Class A Shares	—	—	26,070	922,360
Corporate Shares	75,165	2,051,810	—	—
Institutional I Shares	—	—	8,805	105,799
Shares redeemed
Class A Shares	—	—	(124,580,617)	(251,391,104)
Corporate Shares	(799,837,762)	(1,442,074,282)	—	—
Institutional I Shares	—	—	(124,652,947)	(169,349,604)

Net change resulting from share transactions	(164,616,712)	109,565,117	(49,040,385)	47,141,483

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

30	STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	MTB Pennsylvania Tax-Free Money Market Fund
	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$22,285	$742,962
Net realized gain (loss) on investments	—	—

Change in net assets resulting from operations	22,285	742,962

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(1,498)	(58,907)
Institutional I Shares	(18,922)	(647,697)
Institutional II Shares	(2,056)	(35,291)

Change in net assets resulting from distributions to shareholders	(22,476)	(741,895)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A Shares	16,941,188	14,345,263
Institutional I Shares	30,001,864	136,521,883
Institutional II Shares	18,962,308	5,791,891
Distributions reinvested
Class A Shares	1,488	58,654
Institutional I Shares	1,259	9,607
Institutional II Shares	—	1
Cost of shares redeemed
Class A Shares	(9,335,564)	(15,585,906)
Institutional I Shares	(56,783,894)	(147,000,294)
Institutional II Shares	(871,676)	(5,329,629)

Change in net assets resulting from share transactions	(1,083,027)	(11,188,530)

Change in net assets	(1,083,218)	(11,187,463)
NET ASSETS:
Beginning of period	58,049,949	69,237,412

End of period	$56,966,731	$58,049,949

Undistributed net investment income included in net assets at end of period	$3,386	$3,577

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A Shares	16,941,188	14,345,263
Institutional I Shares	30,001,864	136,521,884
Institutional II Shares	18,962,308	5,791,891
Distributions reinvested
Class A Shares	1,488	58,654
Institutional I Shares	1,259	9,607
Institutional II Shares	—	1
Shares redeemed
Class A Shares	(9,335,564)	(15,585,906)
Institutional I Shares	(56,783,894)	(147,000,294)
Institutional II Shares	(871,676)	(5,329,629)

Net change resulting from share transactions	(1,083,027)	(11,188,529)

See Notes which are an integral part of the Financial Statements

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	31

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB U.S. TREASURY MONEY MARKET FUND

CLASS A SHARES	2009(c)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Net Investment Income	0.000	(d)	0.005	0.033	0.043	0.028	0.011
Less Distribution from Net Investment Income	(0.000	)(d)	(0.005)	(0.033)	(0.043)	(0.028)	(0.011)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.54%	3.40%	4.42%	2.91%	1.07%
Net Assets, End of Period (000’s)	$105,169		$133,754	$103,488	$108,698	$117,863	$152,536
Ratios to Average Net Assets
Gross Expense	0.73	%(e)	0.74%	0.76%	0.78%	1.02%	1.13%
Net Expenses(b)	0.28	%(e)	0.60%	0.74%	0.72%	0.79%	0.65%
Net Investment Income	0.02	%(e)	0.48%	3.32%	4.33%	2.84%	1.06%

CLASS S SHARES	2009(c)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Net Investment Income	0.000	(d)	0.004	0.031	0.041	0.028	0.010
Less Distribution from Net Investment Income	(0.000	)(d)	(0.004)	(0.031)	(0.041)	(0.028)	(0.010)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.43%	3.14%	4.18%	2.88%	0.95%
Net Assets, End of Period (000’s)	$15,354		$10,271	$21,153	$27,794	$28,842	$19,603
Ratios to Average Net Assets
Gross Expense	0.98	%(e)	0.99%	1.01%	1.03%	1.02%	1.13%
Net Expenses(b)	0.27	%(e)	0.74%	0.99%	0.96%	0.81%	0.76%
Net Investment Income	0.02	%(e)	0.45%	3.27%	4.10%	2.79%	0.98%

INSTITUTIONAL I SHARES	2009(c)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Net Investment Income	0.000	(d)	0.007	0.036	0.046	0.032	0.012
Less Distribution from Net Investment Income	(0.000	)(d)	(0.007)	(0.036)	(0.046)	(0.032)	(0.012)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.68%	3.66%	4.66%	3.22%	1.23%
Net Assets, End of Period (000’s)	$228,506		$394,550	$565,532	$336,470	$337,038	$294,260
Ratios to Average Net Assets
Gross Expense	0.73	%(e)	0.74%	0.75%	0.77%	0.78%	0.88%
Net Expenses(b)	0.29	%(e)	0.46%	0.49%	0.49%	0.49%	0.49%
Net Investment Income	0.03	%(e)	0.64%	3.64%	4.57%	3.20%	1.24%

INSTITUTIONAL II SHARES	2009(c)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Net Investment Income	0.000	(d)	0.006	0.035	0.044	0.031	0.012
Less Distribution from Net Investment Income	(0.000	)(d)	(0.006)	(0.035)	(0.044)	(0.031)	(0.012)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.58%	3.51%	4.51%	3.10%	1.16%
Net Assets, End of Period (000’s)	$592,794		$752,284	$447,430	$382,644	$396,703	$383,305
Ratios to Average Net Assets
Gross Expense	0.73	%(e)	0.74%	0.75%	0.77%	0.79%	0.88%
Net Expenses(b)	0.28	%(e)	0.54%	0.64%	0.63%	0.60%	0.56%
Net Investment Income	0.02	%(e)	0.39%	3.22%	4.40%	3.05%	1.13%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Six months ended October 31, 2009 (unaudited).
(d)	Represents less than $0.001.
(e)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

32	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB U.S. GOVERNMENT MONEY MARKET FUND

CLASS A SHARES	2009(c)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Net Investment Income	0.000	(d)	0.011	0.038	0.044	0.030	0.012
Less Distribution from Net Investment Income	(0.000	)(d)	(0.011)	(0.038)	(0.044)	(0.030)	(0.012)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		1.14%	3.97%	4.53%	3.06%	1.19%
Net Assets, End of Period (000’s)	$40,391		$42,427	$26,789	$23,755	$5,504	$878
Ratios to Average Net Assets
Gross Expense	1.01	%(e)	0.99%	0.99%	1.01%	1.02%	1.11%
Net Expenses(b)	0.36	%(e)	0.73%	0.70%	0.72%	0.82%	0.69%
Net Investment Income	0.02	%(e)	0.97%	3.77%	4.67%	3.17%	1.23%

INSTITUTIONAL I SHARES	2009(c)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Net Investment Income	0.000	(d)	0.013	0.041	0.047	0.034	0.014
Less Distribution from Net Investment Income	(0.000	)(d)	(0.013)	(0.041)	(0.047)	(0.034)	(0.014)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		1.34%	4.20%	4.83%	3.45%	1.45%
Net Assets, End of Period (000’s)	$656,139		$1,394,758	$2,196,947	$1,420,028	$1,281,353	$1,210,017
Ratios to Average Net Assets
Gross Expense	0.76	%(e)	0.73%	0.73%	0.76%	0.76%	0.86%
Net Expenses(b)	0.37	%(e)	0.48%	0.45%	0.45%	0.43%	0.43%
Net Investment Income	0.03	%(e)	1.38%	3.97%	4.74%	3.41%	1.45%

INSTITUTIONAL II SHARES	2009(c)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Net Investment Income	0.000	(d)	0.012	0.040	0.046	0.033	0.014
Less Distribution from Net Investment Income	(0.000	)(d)	(0.012)	(0.040)	(0.046)	(0.033)	(0.014)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		1.23%	4.09%	4.74%	3.38%	1.38%
Net Assets, End of Period (000’s)	$1,867,038		$1,642,160	$1,417,435	$1,075,679	$849,308	$786,260
Ratios to Average Net Assets
Gross Expense	0.76	%(e)	0.73%	0.73%	0.76%	0.76%	0.85%
Net Expenses(b)	0.35	%(e)	0.58%	0.55%	0.54%	0.50%	0.49%
Net Investment Income	0.02	%(e)	1.17%	3.88%	4.63%	3.36%	1.31%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Six months ended October 31, 2009 (unaudited).
(d)	Represents less than $0.001.
(e)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	33

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB TAX-FREE MONEY MARKET FUND

CLASS A SHARES	2009(c)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(d)	0.010	0.024	0.027	0.020	0.009
Net realized and unrealized gain (loss)	—		—	0.001	—	—	—

Total Income (Loss) From Operations	0.000		0.010	0.025	0.027	0.020	0.009

Less Distributions From:
Net Investment Income	(0.000	)(d)	(0.010)	(0.025)	(0.027)	(0.020)	(0.009)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.03%		1.00%	2.49%	2.78%	1.99%	0.89%
Net Assets, End of Period (000’s)	$21,648		$21,338	$22,194	$19,781	$31,402	$54,013
Ratios to Average Net Assets
Gross Expense	1.03	%(e)	1.03%	1.08%	1.09%	1.09%	1.19%
Net Expenses(b)	0.52	%(e)	0.80%	0.79%	0.80%	0.75%	0.64%
Net Investment Income	0.05	%(e)	0.99%	2.44%	2.72%	1.97%	0.89%

INSTITUTIONAL I SHARES	2009(c)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.001		0.014	0.028	0.031	0.023	0.011
Net realized and unrealized gain (loss)	—		—	0.001	—	—	—

Total Income (Loss) From Operations	0.001		0.014	0.029	0.031	0.023	0.011

Less Distributions From:
Net Investment Income	(0.001)		(0.014)	(0.029)	(0.031)	(0.023)	(0.011)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.08%		1.40%	2.88%	3.19%	2.36%	1.14%
Net Assets, End of Period (000’s)	$125,507		$180,584	$70,133	$41,617	$54,359	$62,563
Ratios to Average Net Assets
Gross Expense	0.78	%(e)	0.78%	0.90%	0.84%	0.84%	0.94%
Net Expenses(b)	0.42	%(e)	0.42%	0.39%	0.41%	0.39%	0.39%
Net Investment Income	0.16	%(e)	1.14%	2.75%	3.13%	2.32%	1.13%

INSTITUTIONAL II SHARES	2009(c)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(d)	0.012	0.026	0.030	0.022	0.011
Net realized and unrealized gain (loss)	—		—	0.001	—	—	—

Total Income (Loss) From Operations	0.000		0.012	0.027	0.030	0.022	0.011

Less Distributions From:
Net Investment Income	(0.000	)(d)	(0.012)	(0.027)	(0.030)	(0.022)	(0.011)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.04%		1.25%	2.74%	3.04%	2.25%	1.07%
Net Assets, End of Period (000’s)	$46,151		$49,143	$39,081	$29,292	$37,806	$41,640
Ratios to Average Net Assets
Gross Expense	0.78	%(e)	0.78%	0.82%	0.84%	0.84%	0.94%
Net Expenses(b)	0.49	%(e)	0.56%	0.54%	0.55%	0.50%	0.46%
Net Investment Income	0.08	%(e)	1.21%	2.64%	2.98%	2.23%	1.05%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Six months ended October 31, 2009 (unaudited).
(d)	Represents less than $0.001.
(e)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

34	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MONEY MARKET FUND

CLASS A SHARES	2009(e)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.011	0.041	0.046	0.030	0.012
Net realized and unrealized gain (loss)	—		—	—	—	—	0.000 (c)

Total Income (Loss) From Operations	0.000		0.011	0.041	0.046	0.030	0.012

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.011)	(0.041)	(0.046)	(0.030)	(0.012)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.02%		1.13%	4.14%	4.72%	3.06%	1.16%
Net Assets, End of Period (000’s)	$536,098		$630,429	$837,674	$740,486	$745,488	$771,286
Ratios to Average Net Assets
Gross Expense	0.79	%(f)	0.76%	0.75%	0.78%	1.03%	1.14%
Net Expenses(b)	0.34	%(f)	0.67%	0.67%	0.63%	0.86%	0.73%
Net Investment Income	0.03	%(f)	1.20%	3.97%	4.62%	3.01%	1.13%

CLASS A2 SHARES(d)	2009(e)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.013	0.043	0.047	0.033	0.013
Net realized and unrealized gain (loss)	—		—	—	—	—	0.000 (c)

Total Income (Loss) From Operations	0.000		0.013	0.043	0.047	0.033	0.013

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.013)	(0.043)	(0.047)	(0.033)	(0.013)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.02%		1.30%	4.35%	4.83%	3.33%	1.29%
Net Assets, End of Period (000’s)	$281,919		$320,238	$459,544	$156,286	$8,961	$8,579
Ratios to Average Net Assets
Gross Expense	1.05	%(f)	1.00%	0.99%	1.03%	1.04%	1.14%
Net Expenses(b)	0.32	%(f)	0.49%	0.47%	0.49%	0.60%	0.61%
Net Investment Income	0.05	%(f)	1.42%	3.98%	4.85%	3.29%	1.43%

CLASS B SHARES	2009(e)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.006	0.033	0.039	0.028	0.009
Net realized and unrealized gain (loss)	—		—	—	—	—	0.000 (c)

Total Income (Loss) From Operations	0.000		0.006	0.033	0.039	0.028	0.009

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.006)	(0.033)	(0.039)	(0.028)	(0.009)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.02%		0.62%	3.37%	4.01%	2.79%	0.86%
Net Assets, End of Period (000’s)	$300		$417	$271	$116	$183	$171
Ratios to Average Net Assets
Gross Expense	1.55	%(f)	1.53%	1.49%	1.50%	1.45%	1.64%
Net Expenses(b)	0.34	%(f)	1.14%	1.42%	1.34%	1.08%	1.02%
Net Investment Income	0.04	%(f)	0.54%	2.96%	3.57%	2.80%	0.82%

(Financial Highlights continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	35

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MONEY MARKET FUND – (continued)

CLASS S SHARES	2009(e)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.009	0.038	0.043	0.030	0.010
Net realized and unrealized gain (loss)	—		—	—	—	—	0.000 (c)

Total Income (Loss) From Operations	0.000		0.009	0.038	0.043	0.030	0.010

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.009)	(0.038)	(0.043)	(0.030)	(0.010)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.02%		0.92%	3.88%	4.40%	3.01%	0.97%
Net Assets, End of Period (000’s)	$19,846		$30,423	$62,025	$61,091	$45,691	$47,094
Ratios to Average Net Assets
Gross Expense	1.04	%(f)	1.00%	1.00%	1.03%	1.04%	1.14%
Net Expenses(b)	0.43	%(f)	0.88%	0.92%	0.93%	0.91%	0.92%
Net Investment Income	(0.06	%)(f)	1.07%	3.75%	4.33%	2.97%	0.96%

INSTITUTIONAL I SHARES	2009(e)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.013	0.043	0.048	0.035	0.015
Net realized and unrealized gain (loss)	—		—	—	—	—	0.000 (c)

Total Income (Loss) From Operations	0.000		0.013	0.043	0.048	0.035	0.015

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.013)	(0.043)	(0.048)	(0.035)	(0.015)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.03%		1.35%	4.40%	4.92%	3.52%	1.48%
Net Assets, End of Period (000’s)	$650,259		$812,096	$790,578	$502,907	$508,399	$563,829
Ratios to Average Net Assets
Gross Expense	0.79	%(f)	0.76%	0.74%	0.78%	0.79%	0.88%
Net Expenses(b)	0.31	%(f)	0.45%	0.42%	0.43%	0.41%	0.41%
Net Investment Income	0.07	%(f)	1.31%	4.09%	4.82%	3.46%	1.48%

INSTITUTIONAL II SHARES	2009(e)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.012	0.042	0.047	0.034	0.014
Net realized and unrealized gain (loss)	—		—	—	—	—	0.000 (c)

Total Income (Loss) From Operations	0.000		0.012	0.042	0.047	0.034	0.014

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.012)	(0.042)	(0.047)	(0.034)	(0.014)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.03%		1.25%	4.29%	4.82%	3.43%	1.41%
Net Assets, End of Period (000’s)	$319,375		$447,219	$1,104,416	$555,422	$550,498	$326,475
Ratios to Average Net Assets
Gross Expense	0.80	%(f)	0.74%	0.74%	0.78%	0.79%	0.88%
Net Expenses(b)	0.32	%(f)	0.53%	0.52%	0.53%	0.50%	0.48%
Net Investment Income	0.06	%(f)	1.55%	3.93%	4.73%	3.48%	1.41%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Represents less than $0.001.
(d)	Formerly Institutional Shares.
(e)	Six months ended October 31, 2009 (unaudited).
(f)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

36	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB PRIME MONEY MARKET FUND

CORPORATE SHARES(c)	2009(e)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.001		0.013	0.043	0.048	0.034	0.015
Net realized and unrealized gain (loss)	—		—	—	—	—	(0.000	)(d)

Total Income (Loss) From Operations	0.001		0.013	0.043	0.048	0.034	0.015

Less Distributions From:
Net Investment Income	(0.001)		(0.013)	(0.043)	(0.048)	(0.034)	(0.015)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.05%		1.35%	4.44%	4.94%	3.49%	1.48%
Net Assets, End of Period (000’s)	$399,917		$564,534	$454,775	$349,459	$313,897	$308,968
Ratios to Average Net Assets
Gross Expense	1.02	%(f)	1.01%	0.97%	1.03%	1.03%	1.14%
Net Expenses(b)	0.29	%(f)	0.39%	0.37%	0.40%	0.43%	0.42%
Net Investment Income	0.10	%(f)	1.27%	4.19%	4.83%	3.44%	1.48%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Formerly Institutional Shares.
(d)	Represents less than $0.001.
(e)	Six months ended October 31, 2009 (unaudited).
(f)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	37

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB NEW YORK TAX-FREE MONEY MARKET FUND

CLASS A SHARES	2009(d)		2009		2008		2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.010		0.024		0.028	0.020	0.009
Net realized and unrealized gain (loss)	—		—		0.000	(c)	—	—	0.000	(c)

Total Income (Loss) From Operations	0.000		0.010		0.024		0.028	0.020	0.009

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.010)		(0.024)		(0.028)	(0.020)	(0.009)
Net Realized gains	—		(0.000	)(c)	(0.000	)(c)	—	—	(0.000	)(c)

Total Distributions	0.000		(0.010)		(0.024)		(0.028)	(0.020)	(0.009)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.03%		1.06%		2.47%		2.86%	2.04%	0.90%
Net Assets, End of Period (000’s)	$75,164		$83,653		$100,280		$80,685	$98,113	$116,150
Ratios to Average Net Assets
Gross Expense	0.80	%(e)	0.79%		0.80%		0.84%	1.06%	1.18%
Net Expenses(b)	0.56	%(e)	0.75%		0.74%		0.72%	0.71%	0.64%
Net Investment Income	0.05	%(e)	1.06%		2.36%		2.81%	2.02%	0.88%

INSTITUTIONAL I SHARES	2009(d)		2009		2008		2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.001		0.013		0.025		0.030	0.022	0.009
Net realized and unrealized gain (loss)	—		—		0.002		—	—	0.000	(c)

Total Income (Loss) From Operations	0.001		0.013		0.027		0.030	0.022	0.009

Less Distributions From:
Net Investment Income	(0.001)		(0.013)		(0.027)		(0.030)	(0.022)	(0.009)
Net Realized gains	—		(0.000	)(c)	(0.000	)(c)	—	—	(0.000	)(c)

Total Distributions	(0.001)		(0.013)		(0.027)		(0.030)	(0.022)	(0.009)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.06%		1.30%		2.72%		3.08%	2.24%	0.92%
Net Assets, End of Period (000’s)	$72,778		$113,393		$49,637		$30,767	$27,958	$27,306
Ratios to Average Net Assets
Gross Expense	0.80	%(e)	0.79%		0.80%		0.85%	0.85%	0.93%
Net Expenses(b)	0.50	%(e)	0.50%		0.49%		0.50%	0.52%	0.62%
Net Investment Income	0.12	%(e)	1.24%		2.52%		3.02%	2.22%	0.89%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Represents less than $0.001.
(d)	Six months ended October 31, 2009 (unaudited).
(e)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

38	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND

CLASS A SHARES	2009(c)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Net Investment Income	0.000	(d)	0.010	0.025	0.028	0.019	0.008

Less Distributions From:
Net Investment Income	(0.000	)(d)	(0.010)	(0.025)	(0.028)	(0.019)	(0.008)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.03%		0.97%	2.50%	2.81%	1.96%	0.79%
Net Assets, End of Period (000’s)	$12,744		$5,137	$6,320	$3,817	$663	$832
Ratios to Average Net Assets
Gross Expense	1.24	%(e)	1.13%	1.30%	1.41%	1.42%	1.74%
Net Expenses(b)	0.56	%(e)	0.76%	0.75%	0.77%	0.80%	0.77%
Net Investment Income	0.05	%(e)	0.98%	2.41%	2.83%	1.94%	0.86%

INSTITUTIONAL I SHARES	2009(c)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Net Investment Income	0.001		0.011	0.027	0.030	0.022	0.010

Less Distributions From:
Net Investment Income	(0.001)		(0.011)	(0.027)	(0.030)	(0.022)	(0.010)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.05%		1.16%	2.71%	3.03%	2.20%	0.96%
Net Assets, End of Period (000’s)	$21,985		$48,766	$59,232	$15,343	$29,677	$20,758
Ratios to Average Net Assets
Gross Expense	0.98	%(e)	0.88%	1.04%	1.16%	1.18%	1.47%
Net Expenses(b)	0.53	%(e)	0.57%	0.55%	0.57%	0.58%	0.59%
Net Investment Income	0.11	%(e)	1.09%	2.46%	2.96%	2.22%	0.95%

INSTITUTIONAL II SHARES	2009(c)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Net Investment Income	0.000	(d)	0.011	0.026	0.029	0.021	0.010

Less Distributions From:
Net Investment Income	(0.000	)(d)	(0.011)	(0.026)	(0.029)	(0.021)	(0.010)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.03%		1.06%	2.61%	2.97%	2.17%	0.96%
Net Assets, End of Period (000’s)	$22,237		$4,146	$3,685	$931	$1,020	$1,894
Ratios to Average Net Assets
Gross Expense	0.96	%(e)	0.89%	1.03%	1.15%	1.15%	1.47%
Net Expenses(b)	0.49	%(e)	0.67%	0.65%	0.65%	0.58%	0.59%
Net Investment Income	0.06	%(e)	0.97%	2.38%	2.90%	2.12%	1.02%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Six months ended October 31, 2009 (unaudited).
(d)	Represents less than $0.001.
(e)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	39

MTB Group of Funds

October 31, 2009 (unaudited)

1.	ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 27 portfolios, 7 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 20 funds (1 of which is only made available to variable annuity contracts) are presented in separate reports.

Fund	Investment Objectives
MTB U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	To seek current income and provide liquidity and stability of principal.

MTB U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	To seek current income and provide liquidity and security of principal.

MTB Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)(d)	Maximizing current income exempt from federal income tax and providing liquidity and stability of principal.

MTB Money Market Fund (“Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.

MTB Prime Money Market Fund (“Prime Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.

MTB New York Tax-Free Money Market Fund (“New York Tax-Free Money Market Fund”)(d)	To seek a high level of current interest income that is exempt from federal and New York State income taxes as is consistent with liquidity and relative stability of principal.

MTB Pennsylvania Tax-Free Money Market Fund (“Pennsylvania Tax-Free Money Market Fund”)(d)	Maximizing current income exempt from federal and Pennsylvania income taxes while providing liquidity and stability of principal.

(d)	Diversified

The Trust offers 8 classes of shares: Class A Shares, Class A2 Shares (formerly Institutional Shares), Class B Shares, Class C Shares, Class S Shares, Corporate Shares, Institutional I Shares and Institutional II Shares. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

As of the close of business on December 31, 2008, the Funds’ Class B Shares are no longer available for purchase by new or existing shareholders. Shareholders of Class B Shares of the Funds on that date may retain their current Class B Shares, but will not be able to purchase additional Class B Shares except through the reinvestment of dividends and distributions. Shareholders may still redeem their Class B Shares at any time, subject to any applicable deferred sales charges. Shareholders will also retain the ability to exchange their Class B Shares for Class B Shares of other funds in the Trust. Additionally, Rule 12b-1 fees will continue to be assessed and collected on the Class B Shares of the Funds.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

In June 2009, the Financial Accounting Standards Board (“FASB”) issued, The FASB Accounting Standards Codification and the

Hierarchy of Generally Accepted Accounting Principles. The standard identifies the FASB Accounting Standards Codification as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities, with the exception of guidance issued by the SEC and its staff. It is effective for financial statements issued for interim and annual periods ending on or after September 15, 2009. The Funds adopted the standard effective October 31, 2009. The adoption did not have a material effect on the Funds’ financial statements.

Investment Valuation – The Money Market Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

40	NOTES TO FINANCIAL STATEMENTS

which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the counterparty to the repurchase agreement. Other repurchase agreements are treated as obligations of the counterparty secured by the underlying securities. Nevertheless, the insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All Funds, except Prime Money Market Fund, offer multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distribution rates are generally due to differences in separate class expenses.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses.

Premium and Discount Amortization/Accretion – All premiums and discounts are amortized/accreted.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

(continued on next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	41

3.	FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to an expiring capital loss carryforward.

As of April 30, 2009, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the three-year periods ended April 30, 2009, 2008, and 2007, remain subject to examination by the Internal Revenue Service.

For the year ended April 30, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Distributions in Excess of Income	Paid-In Capital	Accumulated Net Realized Loss
MTB U.S. Treasury Money Market Fund	$15,320	$(15,320)	—
MTB Money Market Fund	328,785	(328,785)	—
MTB New York Tax-Free Money Market Fund	(360)	—	$360

Net investment income (loss), net realized gain (loss), and net assets were not affected by these reclassifications.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended April 30, 2009 and 2008 were as follows:

Fund	Return of Capital	2009 Ordinary Income*		2008 Ordinary Income
MTB U.S. Treasury Money Market Fund	$(15,320)	$7,150,090		$32,433,694
MTB U.S. Government Money Market Fund	—	45,975,521		121,171,653
MTB Tax-Free Money Market Fund	—	2,007,856	**	3,175,219	***
MTB Money Market Fund	(328,785)	36,359,784		108,036,601

Fund	Return of Capital	2009 Ordinary Income*		2008 Ordinary Income
MTB Prime Money Market Fund	—	$6,053,388		$17,189,592
MTB New York Tax-Free Money Market Fund	—	2,102,832	**	3,245,836	***
MTB Pennsylvania Tax-Free Money Market Fund	—	741,895	**	781,052	***

*	For tax purpose short-term capital gain distributions are considered ordinary income distributions.

**	Included in this amount is tax exempt income of $2,007,856, $2,092,822 and $741,895 for the Tax-Free Money Market Fund, New York Tax-Free Money Market Fund, and Pennsylvania Tax-Free Money Market Fund, respectively.

***	Included in this amount is tax exempt income of $3,175,219, $3,224,881 and $781,052 for Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund, respectively.

As of April 30, 2009, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed (Distribution in Excess of) Ordinary Income	Capital Loss Carryforward
MTB U.S. Treasury Money Market Fund	$(10,342)	$(33)
MTB U.S. Government Money Market Fund	(207,526)	—
MTB Tax-Free Money Market Fund	4,697 *	(568)
MTB Money Market Fund	(93,960)	(11,291)
MTB Prime Money Market Fund	(16)	(2,927)
MTB New York Tax-Free Money Market Fund	(7,603)*	(6,657)
MTB Pennsylvania Tax-Free Money Market Fund	3,577 *	—

*	Included in this amount is tax exempt income of $4,697, ($7,603) and $3,577 for the Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund, respectively.

At April 30, 2009, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire in						Total Capital Loss Carryforwards
Fund	2010	2011	2012	2013	2014	2017
MTB U.S. Treasury Money Market Fund	$—	$—	$—	$—	$33	$—	$33
MTB Tax-Free Money Market Fund	568	—	—	—	—	—	568
MTB Money Market Fund	—	11,291	—	—	—	—	11,291
MTB Prime Money Market Fund	—	2,750	—	—	177	—	2,927
MTB New York Tax-Free Money Market	—	—	—	—	—	6,657	6,657

The New York Tax-Free Money Market Fund used capital loss carryforwards of $340 to offset taxable capital gains realized during the year ended April 30, 2009. The Tax-Free Money Market Fund used capital loss carryforwards of $2 to offset taxable capital gain realized during the year ended April 30, 2009.

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

42	NOTES TO FINANCIAL STATEMENTS

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – MTB Investment Advisors, Inc. (“MTBIA,” or the “Advisor”) receives for its services an annual investment advisory fee, accrued daily and paid monthly, equal to 0.40% of each Fund’s average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. For the six months ended October 31, 2009, the Advisor voluntarily agreed to waive, and/or reimburse operating expenses (excluding 12b-1 and shareholder services fees) of each Fund in order to limit each Fund’s average expenses for the year to the net expense ratios shown in each Fund’s financial highlights. The Advisor can modify or terminate this voluntary agreement at any time in its sole discretion.

Administrative Fee – Bank of New York Mellon provides the Trust with fund administration, accounting, and custody services. Fees for such services are based on assets and volume of transactions. MTB Investment Advisors, Inc. (“MTBIA”) in its role as co-administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided for at an aggregate annual fee as specified below.

Administrative fees payable to MTBIA are calculated as follows:

Maximum Fee	Average Aggregate Daily Net Assets of the Trust
0.033%	on the first $5 billion
0.020%	on the next $2 billion
0.016%	on the next $3 billion
0.015%	on assets in excess of $10 billion

MTBIA may voluntarily choose to waive any portion of its fee. MTBIA can modify or terminate its voluntary waiver at any time at its sole discretion.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds, except U.S. Treasury Money Market Fund’s Class A Shares, Money Market Fund’s Class A Shares and New York Tax-Free Money Market Fund’s Class A Shares, to pay fees to financial intermediaries which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A Shares, Class A2 Shares, Class S Shares, Corporate Shares and Institutional II Shares and up to 0.75% of the average daily net assets of the Funds’ Class B Shares, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares.

The Funds may waiver or reduce the maximum amount of distribution service fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled. For the six months ended October 31, 2009, ALPS did not retain any fees paid by the Funds.

Sales Charges – The Class A Shares of all the Funds bear front-end sales charges. Class B Shares may be subject to a contingent deferred sales charge (“CDSC”). The redemption proceeds with respect to Class B Shares may be reduced by the CDSC and the CDSC decreases the longer Class B Shares are held. Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. This is a non-taxable event.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS Fund Services, Inc., the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A Shares, Class A2 Shares, Class B Shares, Class S Shares, Corporate Shares and Institutional I Shares to financial intermediaries (which may include ALPS Fund Services, Inc, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc. (“M&T”), an affiliate of the Advisor, has entered into a Shareholder Services Agreement with ALPS Fund Services, Inc., under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s Shares for whom M&T provide shareholder services to. The Funds may waive/reimburse or reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive/reimburse or reduce any fees to which they are entitled. For the six months ended October 31, 2009, neither ALPS Fund Services Inc. nor any affiliate retained any fees paid by the Funds. For the six months ended October 31, 2009, M&T or an affiliate received a portion of the fees paid by the following Funds which are listed in the chart below:

Fund	Shareholder Services Fee
MTB U.S. Treasury Money Market Fund	$0
MTB U.S. Government Money Market Fund	21
MTB Tax-Free Money Market Fund	83
MTB Money Market Fund	54,897
MTB Prime Money Market Fund	39,365
MTB New York Tax-Free Money Market Fund	9,457

Other Service Providers – Foreside Management Services. LLC (“FMS”) provides a Principal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds. For the twelve month period ended September 10, 2009, Bank of New York Mellon agreed to pay 50% of FMS’ fee in excess of $135,000. After September 10, 2009, the Funds will pay the entire FMS fee. The amounts paid by the Bank of New York Mellon are shown as reimbursements on the Statements of Operations.

ALPS Fund Services, Inc. provides transfer agency services to the Trust. For the period November 16, 2007 through November 16, 2010, the Bank of New York Mellon has agreed to pay the excess amount of fees payable to ALPS Fund Services, Inc. for transfer agency services when the total expenses payable by the Trust exceed $1,047,803 per year. These amounts are shown as reimbursements on the Statements of Operations.

General – Certain Officers of the Trust are also Officers of the above companies that provide services to the Funds. The Trust’s Statement of Additional Information includes additional information about the Board of Trustees (the “Board”).

(continued on next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	43

5.	CONCENTRATION OF RISK

Since New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. At October 31, 2009, Tax-Free Money Market Fund was invested 27.7% in Pennsylvania and 26.1% in New York State. In order to reduce the credit risk associated with such factors, at October 31, 2009, 14.7% for Tax-Free Money Market Fund, 21.5% for New York Tax-Free Money Market Fund and 15.7% for Pennsylvania Tax-Free Money Market Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of the total market value of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 5.5% for Tax-Free Money Market Fund, 13.2% for New York Tax-Free Money Market Fund and 7.9% for Pennsylvania Tax-Free Money Market Fund.

6.	LINE OF CREDIT

The Trust participated in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with The Bank of New York Mellon. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.00% per annum over the Federal Funds Rate. The LOC included a commitment fee of 0.12% per annum on the daily unused portion. In addition, an upfront commitment fee of 0.02% was paid to the Bank of New York Mellon. The termination date of this LOC is February 10, 2010. The Funds did not utilize the LOC for the six months ended October 31, 2009.

7.	OTHER MATTERS

On October 7, 2008, the Board approved the participation of the Funds in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008. On December 3, 2008, the Board approved the Funds participation in the Program which was extended through April 30, 2009. In addition, on April 18, 2009, the Board approved the Funds participation in the Program to extend through September 18, 2009, (exclusive of the U.S. Treasury Money Market Fund) which was the termination date of the program. The cost of the program is reflected in the statement of operations.

During the period from December 23, 2008 to May 21, 2009, the U.S. Treasury Money Market Fund stopped accepting purchases from new investors with respect to all classes of shares. This was done in an effort to protect existing shareholders from the prevailing market environment, declining interest rates and low yields on U.S. Treasury securities during that period which reduced opportunities for the Fund to invest in new cash flows. However, effective May 21, 2009, the Fund’s Advisor decided to re-open the Fund to new investors, determining that the conditions in this regard had abated. As stated in the Fund’s prospectuses, the Fund reserves the right to reject any purchase request for any reason. Please note that the foregoing limitations on purchases do not relate to the rights of shareholders to redeem their shares of the Fund.

8.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through December 22, 2009, the date the financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

44

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting held on September 9-10, 2009 (“September Meeting”), the Board of the MTB Group of Funds, including a majority of the Independent Trustees, approved the renewal of the investment advisory agreements with MTB Investment Advisors, Inc. (“MTBIA,” or the “Advisor”) for each Fund.

In reaching its decisions to approve the continuation of the investment advisory agreements for each Fund, the Trustees considered information furnished and discussed throughout the year at regularly scheduled Board meetings as well as information that was provided at the Trustees’ request in relation to the renewal of the agreements for the September Meeting. The Trustees also met with representatives of MTBIA’s senior management team, as well as senior investment professionals to discuss the information and MTBIA’s intentions with regard to the ongoing management of the Funds.

The information that was furnished at Board meetings throughout the year included MTBIA’s analysis of each Fund’s investment performance, presentations given by representatives of MTBIA, and various reports on compliance and other services provided to the Funds by MTBIA. In preparation for the September Meeting, the Independent Trustees requested, received and considered, among other things: (1) information about each Fund’s investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds (each a “Peer Group”); (2) the nature, extent and quality of services provided by MTBIA and its affiliates to the Funds, including the investment advisory and administrative services that were provided to the Funds; (3) the actual investment advisory fees paid by each Fund to MTBIA; (4) the costs of providing services to each Fund and the profitability of MTBIA from its relationship with the Funds; and (5) other benefits accruing to MTBIA or its affiliates as a result of the relationship with the Funds.

In considering the information described above, the Independent Trustees received assistance from and met separately with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations. The Trustees considered and addressed each Fund separately during the September Meeting.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the investment advisory agreements are reasonable in relation to the services that are provided under the agreement. In view of the broad scope and variety of factors and information considered, the Trustees did not find it practicable to assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the investment advisory agreement for each Fund. The approvals were based on each Trustee’s business judgment after consideration of all of the factors taken in their entirety.

Some of the specific factors that were relevant to the Trustee’s decisions to approve the continuance of the investment advisory agreements are set forth below. In general, the Trustees concluded that their analysis of the factors below supported the approval of the renewal of the investment advisory agreements.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by MTBIA, the Trustees recognized that MTBIA has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds; and (6) the provision of risk management oversight and related quarterly Board reports. The Trustees considered information about MTBIA’s investment management process in managing the Funds and the experience and capability of its personnel who are responsible for the portfolio management. The Trustees also considered the history, organizational structure, financial condition and reputation of MTBIA and the qualifications and background of its personnel.

Investment Performance

The Trustees considered the quarterly performance reports that were provided and the discussions that were held at prior Board meetings, as well as information that was provided at the September Meeting. The performance information covered various periods and included Peer Group comparisons for each Fund. The Trustees noted MTBIA’s explanation of the performance of each Fund, particularly in the case of the MTB Money Market Fund and the MTB Prime Money Market Fund, and that MTBIA’s conservative approach to management of credit risk and liquidity in the Funds has had an effect on the Funds’ performance, but that MTBIA believes that favoring lower-risk, and therefore lower yield, investments better serves shareholders in the long run. Based on its review, the Trustees concluded that each Fund’s overall performance was satisfactory.

The Costs of the Services to be Provided

The Trustees also gave substantial consideration to the fees payable by each Fund under the investment advisory agreements. Among other things, the Trustees reviewed comparative information about each Fund’s contractual investment advisory fee rate, actual investment advisory fee rate (which included the effect of any fee waivers), and the total expenses of each Fund (which included the effect of any fee waivers), as a percentage of the average net assets of the Fund. Based on the data provided on investment advisory fee rates, on a Fund-by-Fund basis, the Trustees observed that: (1) the contractual investment advisory fee rate for each Fund, except the MTB New York Tax-Free Money Market

(continued on next page)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

45

Fund was above the median of its respective Peer Group; and (2) the actual investment advisory fee rate (after taking into account any applicable fee waivers) for each Fund, except the MTB Money Market Fund, MTB New York Tax-Free Money Market Fund, MTB Prime Money Market Fund and MTB Tax-Free Money Market Fund was above the median of its respective Peer Group. The Trustees noted the limited comparative information provided for the MTB Prime Money Market Fund

In considering the level of advisory fees to be paid by each Fund, the Trustees took into account, among other things, the amount by which the actual investment advisory fees are below the contractual investment advisory fees due to voluntary waivers, which vary from Fund to Fund. The Board was satisfied with the overall expense structure of each Fund, and that the advisory fee to be paid by each Fund was within a reasonable range, but will continue to monitor investment advisory fees and other expenses borne by each Fund.

Profitability

The Trustees examined the profitability of MTBIA on an aggregate basis with respect to all of the Funds, as well as on a Fund by Fund basis. The Trustees reviewed materials that they received from MTBIA regarding its revenues and costs in providing investment advisory and certain administrative services to the Funds. In particular, the Trustees considered the analysis of MTBIA’s profitability with respect to each Fund, calculated for the years ended December 31, 2007 and December 31, 2008, and the six month period ended June 30, 2009. The Trustees considered MTBIA’s analyses and assessments, observing the limited availability of third-party comparative information concerning profitability.

Economies of Scale

In response to questions from the Independent Trustees, MTBIA also provided information regarding the notion of possible realization of “economies of scale” as a Fund grows larger. Accordingly, the Trustees considered MTBIA’s assessments of potential economies of scale.

Other Benefits

The Trustees considered the “fall-out” or ancillary benefits that may accrue to MTBIA as a result of its relationship with the Funds. In that regard, the Trustees considered the fees received by MTBIA and its affiliates for providing other services to the Funds under separate agreements.

*    *    *

The Trustees based their decisions to renew the agreements on the totality of the circumstances, including the factors identified above, and with a view to past and long-term considerations. Not all of the factors and considerations identified were relevant to each Fund, nor did the Trustees find any one of them to be determinative. After evaluation of all of the relevant information, and discussions with MTBIA, the Trustees concluded that the level of fees paid by each Fund to MTBIA was reasonable in relation to the services provided. As a result, the Trustees, including a majority of the Independent Trustees, approved the investment advisory agreements.

SEMI-ANNUAL REPORT  /  October 31, 2009 (unaudited)

46

Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through MTB Funds’ website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

October 31, 2009 (unaudited)  /  SEMI-ANNUAL REPORT

Investment Advisor

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Distributor

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Co-Administrator

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Co-Administrator, Accountant and Custodian

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

Transfer Agent and Dividend

Disbursing Agent

ALPS Fund Services, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Independent Registered Public

Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street

Philadelphia, PA 19103

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds.

Since we are required by law to send a Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

(12/09)

MTB FUNDS

100 EAST PRATT STREET, 15th FLOOR

BALTIMORE, MD 21202

MTB-SAR-000-1209

1-800-836-2211  /  mtbfunds.com

ITEM 2.	CODE OF ETHICS

Not Applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	INVESTMENTS

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No changes to report.

ITEM 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective as of a date within 90 days of the filing date of this report, based on the evaluation of the registrant’s disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)), that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as Exhibit 99CERT.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy
Title:	Principal Executive Officer

Date:	December 29, 2009

By:	/s/ Guy Nordahl
Name:	Guy Nordahl
Title:	Principal Financial Officer

Date:	December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy
Title:	Principal Executive Officer

Date:	December 29, 2009

By:	/s/ Guy Nordahl
Name:	Guy Nordahl
Title:	Principal Financial Officer

Date:	December 29, 2009